United States
Securities and Exchange Commission
Washington, D.C.  20549

Form N-CSR
Certified Shareholder Report of Registered Management Investment Companies

811-4017

(Investment Company Act File Number)

Federated Equity Funds
_______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds
4000 Ericsson Drive
 Warrendale, PA 15086-7561
(Address of Principal Executive Offices)

(412) 288-1900
(Registrant's Telephone Number)

John W. McGonigle, Esquire
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, Pennsylvania 15222-3779
(Name and Address of Agent for Service)
(Notices should be sent to the Agent for Service)

Date of Fiscal Year End:  10/31/10

Date of Reporting Period:  Six months ended 4/30/10

Item 1.                      Reports to Stockholders

Federated Capital Appreciation Fund

Established 1977

A Portfolio of Federated Equity Funds

SEMI-ANNUAL SHAREHOLDER REPORT

April 30, 2010

Class A Shares
Class B Shares
Class C Shares
Class K Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLE
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS

EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Financial Highlights - Class A Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 4/30/2010	Year Ended October 31,
		2009	2008	2007	2006[1]	2005
Net Asset Value, Beginning of Period	$16.13	$16.03	$28.14	$27.91	$25.06	$24.04
Income From Investment Operations:
Net investment income	0.04[2]	0.17[2]	0.18[2]	0.15[2]	0.21[2]	0.26
Net realized and unrealized gain (loss) on investments and foreign currency transactions	1.88	0.09	(6.60)	4.62	3.39	0.99
TOTAL FROM INVESTMENT OPERATIONS	1.92	0.26	(6.42)	4.77	3.60	1.25
Less Distributions:
Distributions from net investment income	(0.12)	(0.16)	(0.15)	(0.18)	(0.19)	(0.21)
Distributions from net realized gain on investments and foreign currency transactions	—	—	(5.54)	(4.36)	(0.56)	(0.02)
TOTAL DISTRIBUTIONS	(0.12)	(0.16)	(5.69)	(4.54)	(0.75)	(0.23)
Net Asset Value, End of Period	$17.93	$16.13	$16.03	$28.14	$27.91	$25.06
Total Return[3]	11.95%	1.71%	(27.70)%	19.78%	14.73%	5.22%
Ratios to Average Net Assets:
Net expenses	1.24%[4,5]	1.23%[5]	1.25%[5]	1.23%[5]	1.24%[5]	1.22%[5]
Net investment income	0.49%[4]	1.11%	0.88%	0.59%	0.79%	0.98%
Expense waiver/reimbursement[6]	0.03%[4]	0.08%	0.01%	0.01%	0.01%	0.02%
Supplemental Data:
Net assets, end of period (000 omitted)	$929,683	$943,922	$939,280	$1,433,917	$1,600,635	$2,225,781
Portfolio turnover	129%	254%	252%	165%	113%	43%
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1	Beginning with the year ended October 31, 2006, the Fund was audited by KPMG LLP. The previous year was audited by another independent registered public accounting firm.
2	Per share numbers have been calculated using the average shares method.
3	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
4	Computed on an annualized basis.
5	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 1.24%, 1.22%, 1.24%, 1.22%, 1.23% and 1.21% for the six months ended April 30, 2010 and for the years ended October 31, 2009, 2008, 2007, 2006 and 2005, respectively, after taking into account these expense reductions.
6	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

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Financial Highlights - Class B Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 4/30/2010	Year Ended October 31,
		2009	2008	2007	2006[1]	2005
Net Asset Value, Beginning of Period	$15.32	$15.24	$27.07	$27.03	$24.30	$23.34
Income From Investment Operations:
Net investment income (loss)	(0.03)[2]	0.04[2]	0.02[2]	(0.05)[2]	(0.01)[2]	0.02
Net realized and unrealized gain (loss) on investments and foreign currency transactions	1.79	0.08	(6.31)	4.45	3.30	1.00
TOTAL FROM INVESTMENT OPERATIONS	1.76	0.12	(6.29)	4.40	3.29	1.02
Less Distributions:
Distributions from net investment income	—	(0.04)	—	—	—	(0.04)
Distributions from net realized gain on investments and foreign currency transactions	—	—	(5.54)	(4.36)	(0.56)	(0.02)
TOTAL DISTRIBUTIONS	—	(0.04)	(5.54)	(4.36)	(0.56)	(0.06)
Net Asset Value, End of Period	$17.08	$15.32	$15.24	$27.07	$27.03	$24.30
Total Return[3]	11.49%	0.83%	(28.29)%	18.82%	13.83%	4.37%
Ratios to Average Net Assets:
Net expenses	2.10%[4,5]	2.10%[5]	2.05%[5]	2.03%[5]	2.04%[5]	2.01%[5]
Net investment income (loss)	(0.36)%[4]	0.31%	0.10%	(0.22)%	(0.03)%	0.19%
Expense waiver/reimbursement[6]	0.01%[4]	0.02%	0.01%	0.01%	0.00%[7]	0.00%[7]
Supplemental Data:
Net assets, end of period (000 omitted)	$153,130	$163,827	$221,131	$423,377	$448,037	$507,271
Portfolio turnover	129%	254%	252%	165%	113%	43%
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1	Beginning with the year ended October 31, 2006, the Fund was audited by KPMG LLP. The previous year was audited by another independent registered public accounting firm.
2	Per share numbers have been calculated using the average shares method.
3	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
4	Computed on an annualized basis.
5	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 2.10%, 2.09%, 2.04%, 2.02%, 2.03% and 2.00% for the six months ended April 30, 2010 and for the years ended October 31, 2009, 2008, 2007, 2006 and 2005, respectively, after taking into account these expense reductions.
6	This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.
7	Represents less than 0.01%.

See Notes which are an integral part of the Financial Statements

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Financial Highlights - Class C Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 4/30/2010	Year Ended October 31,
		2009	2008	2007	2006[1]	2005
Net Asset Value, Beginning of Period	$15.29	$15.23	$27.05	$27.00	$24.28	$23.32
Income From Investment Operations:
Net investment income (loss)	(0.03)[2]	0.04[2]	0.02[2]	(0.05)[2]	(0.00)[2,3]	0.02
Net realized and unrealized gain (loss) on investments and foreign currency transactions	1.78	0.09	(6.30)	4.46	3.28	0.99
TOTAL FROM INVESTMENT OPERATIONS	1.75	0.13	(6.28)	4.41	3.28	1.01
Less Distributions:
Distributions from net investment income	—	(0.07)	—	—	—	(0.03)
Distributions from net realized gain on investments and foreign currency transactions	—	—	(5.54)	(4.36)	(0.56)	(0.02)
TOTAL DISTRIBUTIONS	—	(0.07)	(5.54)	(4.36)	(0.56)	(0.05)
Net Asset Value, End of Period	$17.04	$15.29	$15.23	$27.05	$27.00	$24.28
Total Return[4]	11.45%	0.89%	(28.27)%	18.89%	13.80%	4.35%
Ratios to Average Net Assets:
Net expenses	2.05%[5,6]	2.06%[6]	2.03%[6]	2.01%[6]	2.03%[6]	2.02%[6]
Net investment income (loss)	(0.31)%[5]	0.30%	0.11%	(0.20)%	(0.01)%	0.18%
Expense waiver/reimbursement[7]	0.01%[5]	0.02%	0.01%	0.01%	0.00%[8]	0.00%[8]
Supplemental Data:
Net assets, end of period (000 omitted)	$85,554	$83,060	$88,572	$144,473	$145,655	$185,175
Portfolio turnover	129%	254%	252%	165%	113%	43%

Semi-Annual Shareholder Report

5

1	Beginning with the year ended October 31, 2006, the Fund was audited by KPMG LLP. The previous year was audited by another independent registered public accounting firm.
2	Per share numbers have been calculated using the average shares method.
3	Represents less than $0.01.
4	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
5	Computed on an annualized basis.
6	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 2.05%, 2.05%, 2.02%, 2.00%, 2.02% and 2.01% for the six months ended April 30, 2010 and for the years ended October 31, 2009, 2008, 2007, 2006 and 2005, respectively, after taking into account these expense reductions.
7	This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.
8	Represents less than 0.01%.

See Notes which are an integral part of the Financial Statements

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Financial Highlights - Class K Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 4/30/2010	Year Ended October 31,
		2009	2008	2007	2006[1]	2005
Net Asset Value, Beginning of Period	$15.94	$15.90	$27.98	$27.80	$24.94	$23.87
Income From Investment Operations:
Net investment income	0.00[2,3]	0.11[2]	0.07[2]	0.03[2]	0.07[2]	0.09
Net realized and unrealized gain (loss) on investments and foreign currency transactions	1.85	0.08	(6.55)	4.61	3.40	1.04
TOTAL FROM INVESTMENT OPERATIONS	1.85	0.19	(6.48)	4.64	3.47	1.13
Less Distributions:
Distributions from net investment income	(0.03)	(0.15)	(0.06)	(0.10)	(0.05)	(0.04)
Distributions from net realized gain on investments and foreign currency transactions	—	—	(5.54)	(4.36)	(0.56)	(0.02)
TOTAL DISTRIBUTIONS	(0.03)	(0.15)	(5.60)	(4.46)	(0.61)	(0.06)
Net Asset Value, End of Period	$17.76	$15.94	$15.90	$27.98	$27.80	$24.94
Total Return[4]	11.63%	1.30%	(28.05)%	19.26%	14.22%	4.73%
Ratios to Average Net Assets:
Net expenses	1.69%[5,6]	1.71%[6]	1.70%[6]	1.68%[6]	1.69%[6]	1.67%[6]
Net investment income	0.05%[5]	0.78%	0.33%	0.11%	0.28%	0.46%
Expense waiver/reimbursement[7]	0.01%[5]	0.02%	0.01%	0.01%	0.00%[8]	0.00%[8]
Supplemental Data:
Net assets, end of period (000 omitted)	$22,156	$21,994	$39,155	$19,768	$13,669	$7,389
Portfolio turnover	129%	254%	252%	165%	113%	43%

Semi-Annual Shareholder Report

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1	Beginning with the year ended October 31, 2006, the Fund was audited by KPMG LLP. The previous year was audited by another independent registered public accounting firm.
2	Per share numbers have been calculated using the average shares method.
3	Represents less than $0.01.
4	Based on net asset value. Total returns for periods of less than one year are not annualized.
5	Computed on an annualized basis.
6	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 1.69%, 1.70%, 1.69%, 1.67%, 1.68% and 1.66% for the six months ended April 30, 2010 and for the years ended October 31, 2009, 2008, 2007, 2006 and 2005, respectively, after taking into account these expense reductions.
7	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
8	Represents less than 0.01%.

See Notes which are an integral part of the Financial Statements

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Shareholder Expense Example (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (“loads”) on purchase or redemption payments; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2009 to April 30, 2010.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Semi-Annual Shareholder Report
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Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (“loads”) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
	Beginning Account Value 11/1/2009	Ending Account Value 4/30/2010	Expenses Paid During Period[1]
Actual:
Class A Shares	$1,000	$1,119.50	$6.52
Class B Shares	$1,000	$1,114.90	$11.01
Class C Shares	$1,000	$1,114.50	$10.75
Class K Shares	$1,000	$1,116.30	$8.87
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,018.65	$6.21
Class B Shares	$1,000	$1,014.38	$10.49
Class C Shares	$1,000	$1,014.63	$10.24
Class K Shares	$1,000	$1,016.41	$8.45
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:
Class A Shares	1.24%
Class B Shares	2.10%
Class C Shares	2.05%
Class K Shares	1.69%
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Portfolio of Investments Summary Table (unaudited)

At April 30, 2010, the Fund's sector composition1 was as follows:

Sector Composition	Percentage of Total Net Assets
Information Technology	19.4%
Financials	15.1%
Consumer Discretionary	12.2%
Health Care	11.6%
Consumer Staples	11.1%
Energy	10.9%
Industrials	10.8%
Materials	2.8%
Utilities	2.2%
Telecommunication Services	0.8%
Cash Equivalents[2]	3.4%
Other Assets and Liabilities — Net[3]	(0.3)%
TOTAL	100.0%
1	Except for Cash Equivalents and Other Assets and Liabilities, sector classifications are based upon, and individual portfolio securities are assigned to, the classifications of the Global Industry Classification Standard (GICS) except that the Adviser assigns a classification to securities not classified by the GICS and to securities for which the Adviser does not have access to the classification made by the GICS.
2	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
3	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
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Portfolio of Investments

April 30, 2010 (unaudited)

Shares			Value
		COMMON STOCKS – 96.9%
		Consumer Discretionary – 12.2%
557,800	[1]	Gymboree Corp.	27,404,714
288,100	[1]	Kohl's Corp.	15,842,619
633,490		McDonald's Corp.	44,718,059
709,000		Omnicom Group, Inc.	30,245,940
460,100		Stanley Black & Decker, Inc.	28,595,215
588,000		Target Corp.	33,439,560
		TOTAL	180,246,107
		Consumer Staples – 11.1%
813,000		H.J. Heinz Co.	38,105,310
628,900		Kellogg Co.	34,551,766
642,700		Kroger Co.	14,287,221
284,699		Mead Johnson Nutrition Co.	14,693,316
490,200		PepsiCo, Inc.	31,970,844
479,800		Procter & Gamble Co.	29,824,368
		TOTAL	163,432,825
		Energy – 10.9%
701,500	[1]	Cameron International Corp.	27,681,190
718,400		Chevron Corp.	58,506,496
484,000		Exxon Mobil Corp.	32,839,400
599,500		Schlumberger Ltd.	42,816,290
		TOTAL	161,843,376
		Financials – 15.1%
1,392,800		Bank of America Corp.	24,833,624
2,729,600	[1]	Citigroup, Inc.	11,928,352
189,900		Greenhill & Co., Inc.	16,690,311
1,055,200		JPMorgan Chase & Co.	44,930,416
575,300		MetLife, Inc.	26,222,174
455,600		PNC Financial Services Group	30,620,876
402,000		State Street Corp.	17,487,000
548,200		The Travelers Cos., Inc.	27,815,668
822,200		U.S. Bancorp	22,010,294
		TOTAL	222,538,715
		Health Care – 11.6%
689,200		Abbott Laboratories	35,259,472
641,901		Bristol-Myers Squibb Co.	16,233,676
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Shares			Value
292,700	[1]	Celgene Corp.	18,132,765
292,300	[1]	Express Scripts, Inc., Class A	29,267,999
274,000	[1]	Hospira, Inc.	14,738,460
378,400		Johnson & Johnson	24,331,120
563,900		Merck & Co., Inc.	19,759,056
782,500		Pfizer, Inc.	13,083,400
		TOTAL	170,805,948
		Industrials – 10.8%
168,300		3M Co.	14,923,161
495,000		CSX Corp.	27,744,750
310,100		Fluor Corp.	16,385,684
2,423,600		General Electric Co.	45,709,096
203,900		Precision Castparts Corp.	26,168,526
756,700		Tyco International Ltd.	29,352,393
		TOTAL	160,283,610
		Information Technology – 19.4%
157,300	[1]	Apple, Inc.	41,074,176
1,313,500		Applied Materials, Inc.	18,100,030
1,391,200	[1]	Cisco Systems, Inc.	37,451,104
1,290,600		Corning, Inc.	24,844,050
32,700	[1]	Google Inc.	17,181,888
767,900		Hewlett-Packard Co.	39,907,763
1,127,300		Intel Corp.	25,736,259
1,592,100		Microsoft Corp.	48,622,734
1,336,600		Oracle Corp.	34,537,744
		TOTAL	287,455,748
		Materials – 2.8%
326,100		Agnico Eagle Mines Ltd.	20,596,476
415,500	[1]	Owens-Illinois, Inc.	14,725,320
344,100	[1]	Stillwater Mining Co.	5,815,290
		TOTAL	41,137,086
		Telecommunication Services – 0.8%
2,270,400		Qwest Communications International, Inc.	11,874,192
		Utilities – 2.2%
953,400		Southern Co.	32,949,504
		TOTAL COMMON STOCKS (IDENTIFIED COST $1,270,281,155)	1,432,567,111
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Shares			Value
		MUTUAL FUND – 3.4%
50,118,616	[2,3]	Prime Value Obligations Fund, Institutional Shares, 0.18%	50,118,616
		TOTAL INVESTMENTS — 100.3% (IDENTIFIED COST $1,320,399,771)[4]	1,482,685,727
		OTHER ASSETS AND LIABILITIES - NET — (0.3)%[5]	(5,120,717)
		TOTAL NET ASSETS — 100%	$1,477,565,010
1	Non-income producing security.
2	Affiliated company.
3	7-Day net yield.
4	Also represents cost for federal tax purposes.
5	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Note: The categories of investments are shown as a percentage of total net assets at April 30, 2010.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

As of April 30, 2010, all investments of the Fund utilized Level 1 inputs in valuing the Fund's assets carried at fair value.

See Notes which are an integral part of the Financial Statements

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Statement of Assets and Liabilities

April 30, 2010 (unaudited)

Assets:
Total investments in securities, at value including $50,118,616 of investments in an affiliated issuer (Note 5) (identified cost $1,320,399,771)		$1,482,685,727
Cash		35,368
Income receivable		1,975,166
Receivable for investments sold		86,458,866
Receivable for shares sold		778,979
TOTAL ASSETS		1,571,934,106
Liabilities:
Payable for investments purchased	$91,255,497
Payable for shares redeemed	1,790,664
Payable for Directors'/Trustees' fees	1,062
Payable for distribution services fee (Note 5)	160,094
Payable for shareholder services fee (Note 5)	581,457
Accrued expenses	580,322
TOTAL LIABILITIES		94,369,096
Net assets for 83,113,286 shares outstanding		$1,477,565,010
Net Assets Consist of:
Paid-in capital		$1,523,903,593
Net unrealized appreciation of investments and translation of assets and liabilities in foreign currency		162,294,196
Accumulated net realized loss on investments, foreign currency transactions, futures contracts and written option contracts		(211,459,838)
Undistributed net investment income		2,827,059
TOTAL NET ASSETS		$1,477,565,010
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Statement of Assets and Liabilities — continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($929,683,309 ÷ 51,862,218 shares outstanding), no par value, unlimited shares authorized	$17.93
Offering price per share (100/94.50 of $17.93)	$18.97
Redemption proceeds per share	$17.93
Class B Shares:
Net asset value per share ($153,130,275 ÷ 8,966,512 shares outstanding), no par value, unlimited shares authorized	$17.08
Offering price per share	$17.08
Redemption proceeds per share (94.50/100 of $17.08)	$16.14
Class C Shares:
Net asset value per share ($85,553,820 ÷ 5,019,569 shares outstanding), no par value, unlimited shares authorized	$17.04
Offering price per share	$17.04
Redemption proceeds per share (99.00/100 of $17.04)	$16.87
Class K Shares:
Net asset value per share ($22,156,272 ÷ 1,247,414 shares outstanding), no par value, unlimited shares authorized	$17.76
Offering price per share	$17.76
Redemption proceeds per share	$17.76
Institutional Shares:
Net asset value per share ($287,041,334 ÷ 16,017,573 shares outstanding), no par value, unlimited shares authorized	$17.92
Offering price per share	$17.92
Redemption proceeds per share	$17.92

See Notes which are an integral part of the Financial Statements

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Statement of Operations

Six Months Ended April 30, 2010 (unaudited)

Investment Income:
Dividends (including $32,294 received from an affiliated issuer (Note 5) and net of foreign taxes withheld of $34,719)		$12,617,017
Expenses:
Investment adviser fee (Note 5)	$5,470,130
Administrative personnel and services fee (Note 5)	567,689
Custodian fees	31,895
Transfer and dividend disbursing agent fees and expenses — Class A Shares	807,835
Transfer and dividend disbursing agent fees and expenses — Class B Shares	189,865
Transfer and dividend disbursing agent fees and expenses — Class C Shares	79,205
Transfer and dividend disbursing agent fees and expenses — Class K Shares	36,189
Transfer and dividend disbursing agent fees and expenses — Institutional Shares	95,105
Directors'/Trustees' fees	2,315
Auditing fees	13,885
Legal fees	3,441
Portfolio accounting fees	98,919
Distribution services fee — Class B Shares (Note 5)	601,657
Distribution services fee — Class C Shares (Note 5)	318,883
Distribution services fee — Class K Shares (Note 5)	55,835
Shareholder services fee — Class A Shares (Note 5)	1,137,139
Shareholder services fee — Class B Shares (Note 5)	200,552
Shareholder services fee — Class C Shares (Note 5)	104,669
Account administration fee — Class A Shares	6,520
Account administration fee — Class C Shares	1,210
Share registration costs	46,129
Printing and postage	85,591
Insurance premiums	3,666
Miscellaneous	4,482
TOTAL EXPENSES	9,962,806
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Statement of Operations — continued
Waiver, Reimbursements and Expense Reduction:
Reimbursement of investment adviser fee (Note 5)	$(21,448)
Waiver of administrative personnel and services fee (Note 5)	(12,653)
Reimbursement of shareholder services fee — Class A Shares (Note 5)	(70,438)
Reimbursement of transfer and dividend disbursing agent fees and expenses — Class A Shares (Note 5)	(51,870)
Fees paid indirectly from directed brokerage arrangements (Note 6)	(27,629)
TOTAL WAIVER, REIMBURSEMENTS AND EXPENSE REDUCTION		$(184,038)
Net expenses			$9,778,768
Net investment income			2,838,249
Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Transactions:
Net realized gain on investments and foreign currency transactions			180,048,724
Net change in unrealized appreciation of investments and translation of assets and liabilities in foreign currency			(18,706,169)
Net realized and unrealized gain on investments and foreign currency transactions			161,342,555
Change in net assets resulting from operations			$164,180,804

See Notes which are an integral part of the Financial Statements

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Statement of Changes in Net Assets

	Six Months Ended (unaudited) 4/30/2010	Year Ended 10/31/2009
Increase (Decrease) in Net Assets
Operations:
Net investment income	$2,838,249	$13,004,128
Net realized gain (loss) on investments and foreign currency transactions	180,048,724	(208,647,386)
Net change in unrealized appreciation/depreciation of investments and translation of assets and liabilities in foreign currency	(18,706,169)	228,599,747
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	164,180,804	32,956,489
Distributions to Shareholders:
Distributions from net investment income
Class A Shares	(7,037,863)	(9,327,315)
Class B Shares	—	(582,124)
Class C Shares	—	(406,255)
Class K Shares	(44,650)	(388,347)
Institutional Shares	(2,145,146)	(1,568,758)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(9,227,659)	(12,272,799)
Share Transactions:
Proceeds from sale of shares	154,282,945	528,867,667
Proceeds from shares issued in connection with the tax-free transfer of assets from Trustco Common Trust Fund	54,788,921	—
Proceeds from shares issued in connection with the tax-free transfer of assets from Suburban Common Trust Fund	—	4,843,111
Proceeds from shares issued in connection with the tax-free transfer of assets from Clearfield Bank Common Trust Fund	—	2,596,634
Net asset value of shares issued to shareholders in payment of distributions declared	6,861,503	9,337,834
Cost of shares redeemed	(317,594,735)	(505,968,842)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(101,661,366)	39,676,404
Change in net assets	53,291,779	60,360,094
Net Assets:
Beginning of period	1,424,273,231	1,363,913,137
End of period (including undistributed net investment income of $2,827,059 and $9,216,469, respectively)	$1,477,565,010	$1,424,273,231

See Notes which are an integral part of the Financial Statements

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Notes to Financial Statements

April 30, 2010 (unaudited)

1. ORGANIZATION

Federated Equity Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 12 portfolios. The financial statements included herein are only those of Federated Capital Appreciation Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers five classes of shares: Class A Shares, Class B Shares, Class C Shares, Class K Shares and Institutional Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The financial highlights of the Institutional Shares are presented separately. The investment objective of the Fund is to provide capital appreciation.

On March 19, 2010, the Fund received assets from Trustco Common Trust Fund as a result of a tax-free reorganization, as follows:

Shares of the Fund Issued	Trustco Common Trust Fund Net Assets Received	Unrealized Appreciation[1]	Net Assets of the Fund Immediately Prior to Combination	Net Assets of the Fund Immediately After Combination
3,088,440	$54,788,921	$14,241,729	$1,477,686,550	$1,532,475,471
1	Unrealized Appreciation is included in the Trustco Common Trust Fund Net Assets Received amount shown above.

Additional performance information is not included due to the relative size of the transaction.

On December 19, 2008, the Fund received assets from Suburban Common Trust Fund as a result of a tax-free reorganization, as follows:

Shares of the Fund Issued	Suburban Common Trust Fund Net Assets Received	Unrealized Depreciation[1]	Net Assets of the Fund Immediately Prior to Combination	Net Assets of the Fund Immediately After Combination
324,388	$4,843,111	$(2,305,234)	$1,294,808,821	$1,299,651,932
1	Unrealized Depreciation is included in the Suburban Common Trust Fund Net Assets Received amount shown above.
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On November 14, 2008, the Fund received assets from Clearfield Bank Common Trust Fund as a result of a tax-free reorganization, as follows:
Shares of the Fund Issued	Clearfield Bank Common Trust Fund Net Assets Received	Unrealized Appreciation[1]	Net Assets of the Fund Immediately Prior to Combination	Net Assets of the Fund Immediately After Combination
175,330	$2,596,634	$206,477	$1,262,255,683	$1,264,852,317
1	Unrealized Appreciation is included in the Clearfield Bank Common Trust Fund Net Assets Received amount shown above.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
  Shares of other mutual funds are valued based upon their reported NAVs.
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Board of Trustees (the “Trustees”).
  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury Semi-Annual Shareholder Report
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and Agency securities and mortgage-backed securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Repurchase Agreements

It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

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The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Gains and Losses, Expenses and Distributions

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income are declared and paid annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that Institutional Shares, Class A Shares, Class B Shares, Class C Shares and Class K Shares may bear distribution services fees, shareholder services fees, account administration fees and certain transfer and dividend disbursing agent fees unique to those classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts on fixed-income securities are amortized/accreted for financial statement purposes.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended April 30, 2010, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of April 30, 2010, tax years 2006 through 2009 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.

The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

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Foreign Exchange Contracts

The Fund may enter into foreign exchange contracts for the delayed delivery of securities or foreign currency exchange transactions. The Fund may enter into foreign exchange contracts to protect assets against adverse changes in foreign currency exchange rates or exchange control regulations. Purchased contracts are used to acquire exposure to foreign currencies, whereas, contracts to sell are used to hedge the Fund's securities against currency fluctuations. Risks may arise upon entering into these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date.

At April 30, 2010, the Fund had no outstanding foreign exchange contracts.

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies (FCs) are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.

Additional Disclosure Related to Derivative Instruments

The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended April 30, 2010

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Forward Currency Contracts
Foreign exchange contracts	$(4,457)
Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Forward Currency Contracts
Foreign exchange contracts	$(2,889)
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Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

3. SHARES OF BENEFICIAL INTEREST

The following tables summarize share activity:

	Six Months Ended 4/30/2010		Year Ended 10/31/2009
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	4,490,800	$77,469,974	20,847,863	$307,583,080
Shares issued to shareholders in payment of distributions declared	364,200	6,256,955	535,205	7,781,880
Shares redeemed	(11,509,378)	(200,680,415)	(21,476,847)	(317,973,196)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	(6,654,378)	$(116,953,486)	(93,779)	$(2,608,236)
	Six Months Ended 4/30/2010		Year Ended 10/31/2009
Class B Shares:	Shares	Amount	Shares	Amount
Shares sold	275,193	$4,559,794	857,656	$12,075,453
Shares issued to shareholders in payment of distributions declared	—	—	39,608	551,341
Shares redeemed	(1,999,602)	(32,889,248)	(4,715,500)	(66,134,508)
NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	(1,724,409)	$(28,329,454)	(3,818,236)	$(53,507,714)
	Six Months Ended 4/30/2010		Year Ended 10/31/2009
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	409,662	$6,739,113	1,503,629	$21,060,246
Shares issued to shareholders in payment of distributions declared	—	—	24,411	338,825
Shares redeemed	(822,608)	(13,487,293)	(1,911,514)	(26,567,911)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	(412,946)	$(6,748,180)	(383,474)	$(5,168,840)
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	Six Months Ended 4/30/2010		Year Ended 10/31/2009
Class K Shares:	Shares	Amount	Shares	Amount
Shares sold	288,412	$4,952,350	949,009	$13,781,255
Shares issued to shareholders in payment of distributions declared	2,395	40,835	26,460	381,815
Shares redeemed	(423,611)	(7,222,052)	(2,057,137)	(29,288,403)
NET CHANGE RESULTING FROM CLASS K SHARE TRANSACTIONS	(132,804)	$(2,228,867)	(1,081,668)	$(15,125,333)
	Six Months Ended 4/30/2010		Year Ended 10/31/2009
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	3,470,198	$60,561,714	12,046,730	$174,367,633
Proceeds from shares issued in connection with the tax-free transfer of assets from Trustco Common Trust Fund	3,088,440	54,788,921	—	—
Proceeds from shares issued in connection with the tax-free transfer of assets from Suburban Common Trust Fund	—	—	324,388	4,843,111
Proceeds from shares issued in connection with the tax-free transfer of assets from Clearfield Bank Common Trust Fund	—	—	175,330	2,596,634
Shares issued to shareholders in payment of distributions declared	32,850	563,713	19,543	283,973
Shares redeemed	(3,673,360)	(63,315,727)	(4,184,146)	(66,004,824)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	2,918,128	$52,598,621	8,381,845	$116,086,527
NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	(6,006,409)	$(101,661,366)	3,004,688	$39,676,404

4. FEDERAL TAX INFORMATION

At April 30, 2010, the cost of investments for federal tax purposes was $1,320,399,771. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation resulting from changes in foreign currency exchange rates was $162,285,956. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $168,896,010 and net unrealized depreciation from investments for those securities having an excess of cost over value of $6,610,054.

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At October 31, 2009, the Fund had a capital loss carryforward of $369,657,321 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, such capital loss carryforward will expire as follows:
Expiration Year	Expiration Amount
2010	$2,978,206
2011	$978,641
2012	$1,306,623
2016	$110,598,251
2017	$253,795,600

As a result of the tax-free transfer of assets from Vintage Growth Fund, certain capital loss carryforwards listed above may be limited.

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Equity Management Company of Pennsylvania is the Fund's investment adviser (the “Adviser”). The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.75% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the six months ended April 30, 2010, an affiliate of the adviser reimbursed $51,870 of transfer and dividend disbursing agent fees and expenses.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended April 30, 2010, the net fee paid to FAS was 0.076% of average daily net assets of the Fund. FAS waived $12,653 of its fee.

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Distribution Services Fee

The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class A Shares, Class B Shares, Class C Shares and Class K Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:

Share Class Name	Percentage of Average Daily Net Assets of Class
Class A Shares	0.05%
Class B Shares	0.75%
Class C Shares	0.75%
Class K Shares	0.50%

Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended April 30, 2010, FSC retained $26,565 of fees paid by the Fund. For the six months ended April 30, 2010, the Fund's Class A Shares did not incur a distribution services fee; however, it may begin to incur this fee upon approval of the Trustees.

Sales Charges

Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the six months ended April 30, 2010, FSC retained $35,648 in sales charges from the sale of Class A Shares. FSC also retained $761 of CDSC relating to redemptions of Class C Shares.

Shareholder Services Fee

The Fund may pay fees (“Service Fees”) up to 0.25% of the average daily net assets of the Fund's Class A Shares, Class B Shares and Class C Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Financial intermediaries may include a company affiliated with management of Federated Investors, Inc. A financial intermediary affiliated with management of Federated Investors, Inc. received $3,712 of Service Fees for the six months ended April 30, 2010. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for Service Fees. For the six months ended April 30, 2010, FSSC voluntarily reimbursed $70,438 of Service Fees. For the six months ended April 30, 2010, FSSC did not receive any fees paid by the Fund.

Interfund Transactions

During the six months ended April 30, 2010, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $2,691,901 and $1,323,236, respectively.

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Expense Limitation

The Adviser and its affiliates (which may include FSC, FAS and FSSC) have voluntarily agreed to waive their fees and/or reimburse expenses so that the total annual fund operating expenses (as shown in the financial highlights) paid by the Fund's Class A Shares, Class B Shares, Class C Shares, Class K Shares and Institutional Shares (after the voluntary waivers and reimbursements) will not exceed 1.24%, 2.10%, 2.06%, 1.71% and 0.96% (the “Fee Limit”), respectively, through the later of (the “Termination Date”): (a) December 31, 2010; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.

General

Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

Transactions with Affiliated Companies

Affiliated holdings are mutual funds which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated mutual funds. For the six months ended April 30, 2010, the Adviser reimbursed $21,448.Transactions with the affiliated company during the six months ended April 30, 2010, were as follows:

Affiliate	Balance of Shares Held 10/31/2009	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 4/30/2010	Value	Dividend Income
Prime Value Obligations Fund, Institutional Shares	2,398,801	520,444,929	472,725,114	50,118,616	$50,118,616	$32,294

6. EXPENSE Reduction

The Fund directs portfolio trades to a broker that in turn pays a portion of the Fund's operating expenses. For the six months ended April 30, 2010, the Fund's expenses were reduced by $27,629 under these arrangements.

7. Investment TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended April 30, 2010, were as follows:

Purchases	$1,817,414,297
Sales	$1,982,956,167

8. LINE OF CREDIT

The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of April 30, 2010, there were no outstanding loans. During the six months ended April 30, 2010, the Fund did not utilize the LOC.

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9. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of April 30, 2010, there were no outstanding loans. During the six months ended April 30, 2010, the program was not utilized.

10. Legal Proceedings

Since October 2003, Federated Investors, Inc. and related entities (collectively, “Federated”), and various Federated sponsored mutual funds (“Federated Funds”) have been named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of certain Federated Funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. Federated without admitting the validity of any claim has reached a preliminary settlement with the Plaintiffs in these cases. Any settlement would have to be approved by the Court. Federated entities have also been named as defendants in several additional lawsuits that are now pending in the United States District Court for the Western District of Pennsylvania. These lawsuits have been consolidated into a single action alleging excessive advisory fees involving one of the Federated Funds. The Board of the Federated Funds retained the law firm of Dickstein Shapiro LLP to represent the Federated Funds in these lawsuits. Federated and the Federated Funds, and their respective counsel, have been defending this litigation, and none of the Federated Funds remains a defendant in any of the lawsuits. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek monetary damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Federated Funds, there can be no assurance that these suits, ongoing adverse publicity and/or other developments resulting from the allegations in these matters will not result in increased redemptions, or reduced sales, of shares of the Federated Funds or other adverse consequences for the Federated Funds.

11. Subsequent events

Management has evaluated subsequent events through the date the financial statements were issued and determined that no events have occurred that require additional disclosure.

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Evaluation and Approval of Advisory Contract - May 2009

Federated Capital Appreciation Fund (the “Fund”)

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2009. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize “economies of scale” as a fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with a fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

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The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace. With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons Semi-Annual Shareholder Report
32

with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows and portfolio manager time spent in review of securities pricing. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are highly important in judging the reasonableness of proposed fees.

For the one-year, three-year and five-year periods covered by the report, the Fund's performance was above the median of the relevant peer group.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reports regarding the institution or elimination of these voluntary waivers.

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Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, compliance, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

It was noted in the materials for the Board meeting that for the period covered by the report, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was above the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund.

The Senior Officer's evaluation noted his belief that the information and observations contained in his evaluation supported a finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract. The Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

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In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

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Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's Web site at FederatedInvestors.com. To access this information from the “Products” section of the Web site, click on the “Prospectuses and Regulatory Reports” link under “Related Information,” then select the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the “Prospectuses and Regulatory Reports” link. Form N-PX filings are also available at the SEC's Web site at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's Web site at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the “Products” section of Federated's Web site at FederatedInvestors.com by clicking on “Portfolio Holdings” under “Related Information,” then selecting the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the “Portfolio Holdings” link.

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Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERYIn an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

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Federated Capital Appreciation Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561

Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 314172701
Cusip 314172800
Cusip 314172883
Cusip 314172594

G01649-05 (6/10)

Federated is a registered mark of Federated Investors, Inc.
2010  © Federated Investors, Inc.

Federated Capital Appreciation Fund

A Portfolio of Federated Equity Funds

SEMI-ANNUAL SHAREHOLDER REPORT

April 30, 2010

Institutional Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLE
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Financial Highlights - Institutional Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 4/30/2010	YearEnded 10/31/2009	Period Ended 10/31/2008[1]
Net Asset Value, Beginning of Period	$16.14	$16.06	$21.34
Income From Investment Operations:
Net investment income	0.07[2]	0.18[2]	0.15[2]
Net realized and unrealized gain (loss) on investments and foreign currency transactions	1.88	0.11	(5.43)
TOTAL FROM INVESTMENT OPERATIONS	1.95	0.29	(5.28)
Less Distributions:
Distributions from net investment income	(0.17)	(0.21)	—
Net Asset Value, End of Period	$17.92	$16.14	$16.06
Total Return[3]	12.11%	1.97%	(24.74)%
Ratios to Average Net Assets:
Net expenses	0.95%[4,5]	0.96%[5]	0.96%[4,5]
Net investment income	0.77%[4]	1.22%	0.93%[4]
Expense waiver/reimbursement[6]	0.01%[4]	0.03%	0.02%[4]
Supplemental Data:
Net assets, end of period (000 omitted)	$287,041	$211,470	$75,775
Portfolio turnover	129%	254%	252%[7]
1	Reflects operations for the period from December 31, 2007 (date of initial investment) to October 31, 2008.
2	Per share numbers have been calculated using the average shares method.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Computed on an annualized basis.
5	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 0.95%, 0.95% and 0.94% for the six months ended April 30, 2010, the year ended October 31, 2009 and the period ended October 31, 2008, respectively, after taking into account these expense reductions.
6	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
7	Portfolio turnover is calculated at the Fund level. Percentage indicated was calculated for the year ended October 31, 2008.

See Notes which are an integral part of the Financial Statements

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Shareholder Expense Example (unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2009 to April 30, 2010.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

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Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 11/1/2009	Ending Account Value 4/30/2010	Expenses Paid During Period[1]
Actual	$1,000	$1,121.10	$5.00
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,020.08	$4.76
1	Expenses are equal to the Fund's annualized net expense ratio of 0.95%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half-year period).
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Portfolio of Investments Summary Table (unaudited)

At April 30, 2010, the Fund's sector composition1 was as follows:

Sector Composition	Percentage of Total Net Assets
Information Technology	19.4%
Financials	15.1%
Consumer Discretionary	12.2%
Health Care	11.6%
Consumer Staples	11.1%
Energy	10.9%
Industrials	10.8%
Materials	2.8%
Utilities	2.2%
Telecommunication Services	0.8%
Cash Equivalents[2]	3.4%
Other Assets and Liabilities — Net[3]	(0.3)%
TOTAL	100.0%
1	Except for Cash Equivalents and Other Assets and Liabilities, sector classifications are based upon, and individual portfolio securities are assigned to, the classifications of the Global Industry Classification Standard (GICS) except that the Adviser assigns a classification to securities not classified by the GICS and to securities for which the Adviser does not have access to the classification made by the GICS.
2	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
3	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
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Portfolio of Investments

April 30, 2010 (unaudited)

Shares			Value
		COMMON STOCKS – 96.9%
		Consumer Discretionary – 12.2%
557,800	[1]	Gymboree Corp.	27,404,714
288,100	[1]	Kohl's Corp.	15,842,619
633,490		McDonald's Corp.	44,718,059
709,000		Omnicom Group, Inc.	30,245,940
460,100		Stanley Black & Decker, Inc.	28,595,215
588,000		Target Corp.	33,439,560
		TOTAL	180,246,107
		Consumer Staples – 11.1%
813,000		H.J. Heinz Co.	38,105,310
628,900		Kellogg Co.	34,551,766
642,700		Kroger Co.	14,287,221
284,699		Mead Johnson Nutrition Co.	14,693,316
490,200		PepsiCo, Inc.	31,970,844
479,800		Procter & Gamble Co.	29,824,368
		TOTAL	163,432,825
		Energy – 10.9%
701,500	[1]	Cameron International Corp.	27,681,190
718,400		Chevron Corp.	58,506,496
484,000		Exxon Mobil Corp.	32,839,400
599,500		Schlumberger Ltd.	42,816,290
		TOTAL	161,843,376
		Financials – 15.1%
1,392,800		Bank of America Corp.	24,833,624
2,729,600	[1]	Citigroup, Inc.	11,928,352
189,900		Greenhill & Co., Inc.	16,690,311
1,055,200		JPMorgan Chase & Co.	44,930,416
575,300		MetLife, Inc.	26,222,174
455,600		PNC Financial Services Group	30,620,876
402,000		State Street Corp.	17,487,000
548,200		The Travelers Cos., Inc.	27,815,668
822,200		U.S. Bancorp	22,010,294
		TOTAL	222,538,715
		Health Care – 11.6%
689,200		Abbott Laboratories	35,259,472
641,901		Bristol-Myers Squibb Co.	16,233,676
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Shares			Value
292,700	[1]	Celgene Corp.	18,132,765
292,300	[1]	Express Scripts, Inc., Class A	29,267,999
274,000	[1]	Hospira, Inc.	14,738,460
378,400		Johnson & Johnson	24,331,120
563,900		Merck & Co., Inc.	19,759,056
782,500		Pfizer, Inc.	13,083,400
		TOTAL	170,805,948
		Industrials – 10.8%
168,300		3M Co.	14,923,161
495,000		CSX Corp.	27,744,750
310,100		Fluor Corp.	16,385,684
2,423,600		General Electric Co.	45,709,096
203,900		Precision Castparts Corp.	26,168,526
756,700		Tyco International Ltd.	29,352,393
		TOTAL	160,283,610
		Information Technology – 19.4%
157,300	[1]	Apple, Inc.	41,074,176
1,313,500		Applied Materials, Inc.	18,100,030
1,391,200	[1]	Cisco Systems, Inc.	37,451,104
1,290,600		Corning, Inc.	24,844,050
32,700	[1]	Google Inc.	17,181,888
767,900		Hewlett-Packard Co.	39,907,763
1,127,300		Intel Corp.	25,736,259
1,592,100		Microsoft Corp.	48,622,734
1,336,600		Oracle Corp.	34,537,744
		TOTAL	287,455,748
		Materials – 2.8%
326,100		Agnico Eagle Mines Ltd.	20,596,476
415,500	[1]	Owens-Illinois, Inc.	14,725,320
344,100	[1]	Stillwater Mining Co.	5,815,290
		TOTAL	41,137,086
		Telecommunication Services – 0.8%
2,270,400		Qwest Communications International, Inc.	11,874,192
		Utilities – 2.2%
953,400		Southern Co.	32,949,504
		TOTAL COMMON STOCKS (IDENTIFIED COST $1,270,281,155)	1,432,567,111
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Shares			Value
		MUTUAL FUND – 3.4%
50,118,616	[2,3]	Prime Value Obligations Fund, Institutional Shares, 0.18%	50,118,616
		TOTAL INVESTMENTS — 100.3% (IDENTIFIED COST $1,320,399,771)[4]	1,482,685,727
		OTHER ASSETS AND LIABILITIES - NET — (0.3)%[5]	(5,120,717)
		TOTAL NET ASSETS — 100%	$1,477,565,010
1	Non-income producing security.
2	Affiliated company.
3	7-Day net yield.
4	Also represents cost for federal tax purposes.
5	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Note: The categories of investments are shown as a percentage of total net assets at April 30, 2010.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

As of April 30, 2010, all investments of the Fund utilized Level 1 inputs in valuing the Fund's assets carried at fair value.

See Notes which are an integral part of the Financial Statements

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Statement of Assets and Liabilities

April 30, 2010 (unaudited)

Assets:
Total investments in securities, at value including $50,118,616 of investments in an affiliated issuer (Note 5) (identified cost $1,320,399,771)		$1,482,685,727
Cash		35,368
Income receivable		1,975,166
Receivable for investments sold		86,458,866
Receivable for shares sold		778,979
TOTAL ASSETS		1,571,934,106
Liabilities:
Payable for investments purchased	$91,255,497
Payable for shares redeemed	1,790,664
Payable for Directors'/Trustees' fees	1,062
Payable for distribution services fee (Note 5)	160,094
Payable for shareholder services fee (Note 5)	581,457
Accrued expenses	580,322
TOTAL LIABILITIES		94,369,096
Net assets for 83,113,286 shares outstanding		$1,477,565,010
Net Assets Consist of:
Paid-in capital		$1,523,903,593
Net unrealized appreciation of investments and translation of assets and liabilities in foreign currency		162,294,196
Accumulated net realized loss on investments, foreign currency transactions, futures contracts and written option contracts		(211,459,838)
Undistributed net investment income		2,827,059
TOTAL NET ASSETS		$1,477,565,010
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Statement of Assets and Liabilities — continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($929,683,309 ÷ 51,862,218 shares outstanding), no par value, unlimited shares authorized	$17.93
Offering price per share (100/94.50 of $17.93)	$18.97
Redemption proceeds per share	$17.93
Class B Shares:
Net asset value per share ($153,130,275 ÷ 8,966,512 shares outstanding), no par value, unlimited shares authorized	$17.08
Offering price per share	$17.08
Redemption proceeds per share (94.50/100 of $17.08)	$16.14
Class C Shares:
Net asset value per share ($85,553,820 ÷ 5,019,569 shares outstanding), no par value, unlimited shares authorized	$17.04
Offering price per share	$17.04
Redemption proceeds per share (99.00/100 of $17.04)	$16.87
Class K Shares:
Net asset value per share ($22,156,272 ÷ 1,247,414 shares outstanding), no par value, unlimited shares authorized	$17.76
Offering price per share	$17.76
Redemption proceeds per share	$17.76
Institutional Shares:
Net asset value per share ($287,041,334 ÷ 16,017,573 shares outstanding), no par value, unlimited shares authorized	$17.92
Offering price per share	$17.92
Redemption proceeds per share	$17.92

See Notes which are an integral part of the Financial Statements

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Statement of Operations

Six Months Ended April 30, 2010 (unaudited)

Investment Income:
Dividends (including $32,294 received from an affiliated issuer (Note 5) and net of foreign taxes withheld of $34,719)		$12,617,017
Expenses:
Investment adviser fee (Note 5)	$5,470,130
Administrative personnel and services fee (Note 5)	567,689
Custodian fees	31,895
Transfer and dividend disbursing agent fees and expenses — Class A Shares	807,835
Transfer and dividend disbursing agent fees and expenses — Class B Shares	189,865
Transfer and dividend disbursing agent fees and expenses — Class C Shares	79,205
Transfer and dividend disbursing agent fees and expenses — Class K Shares	36,189
Transfer and dividend disbursing agent fees and expenses — Institutional Shares	95,105
Directors'/Trustees' fees	2,315
Auditing fees	13,885
Legal fees	3,441
Portfolio accounting fees	98,919
Distribution services fee — Class B Shares (Note 5)	601,657
Distribution services fee — Class C Shares (Note 5)	318,883
Distribution services fee — Class K Shares (Note 5)	55,835
Shareholder services fee — Class A Shares (Note 5)	1,137,139
Shareholder services fee — Class B Shares (Note 5)	200,552
Shareholder services fee — Class C Shares (Note 5)	104,669
Account administration fee — Class A Shares	6,520
Account administration fee — Class C Shares	1,210
Share registration costs	46,129
Printing and postage	85,591
Insurance premiums	3,666
Miscellaneous	4,482
TOTAL EXPENSES	9,962,806
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Statement of Operations — continued
Waiver, Reimbursements and Expense Reduction:
Reimbursement of investment adviser fee (Note 5)	$(21,448)
Waiver of administrative personnel and services fee (Note 5)	(12,653)
Reimbursement of shareholder services fee — Class A Shares (Note 5)	(70,438)
Reimbursement of transfer and dividend disbursing agent fees and expenses — Class A Shares (Note 5)	(51,870)
Fees paid indirectly from directed brokerage arrangements (Note 6)	(27,629)
TOTAL WAIVER, REIMBURSEMENTS AND EXPENSE REDUCTION		$(184,038)
Net expenses			$9,778,768
Net investment income			2,838,249
Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Transactions:
Net realized gain on investments and foreign currency transactions			180,048,724
Net change in unrealized appreciation of investments and translation of assets and liabilities in foreign currency			(18,706,169)
Net realized and unrealized gain on investments and foreign currency transactions			161,342,555
Change in net assets resulting from operations			$164,180,804

See Notes which are an integral part of the Financial Statements

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Statement of Changes in Net Assets

	Six Months Ended (unaudited) 4/30/2010	Year Ended 10/31/2009
Increase (Decrease) in Net Assets
Operations:
Net investment income	$2,838,249	$13,004,128
Net realized gain (loss) on investments and foreign currency transactions	180,048,724	(208,647,386)
Net change in unrealized appreciation/depreciation of investments and translation of assets and liabilities in foreign currency	(18,706,169)	228,599,747
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	164,180,804	32,956,489
Distributions to Shareholders:
Distributions from net investment income
Class A Shares	(7,037,863)	(9,327,315)
Class B Shares	—	(582,124)
Class C Shares	—	(406,255)
Class K Shares	(44,650)	(388,347)
Institutional Shares	(2,145,146)	(1,568,758)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(9,227,659)	(12,272,799)
Share Transactions:
Proceeds from sale of shares	154,282,945	528,867,667
Proceeds from shares issued in connection with the tax-free transfer of assets from Trustco Common Trust Fund	54,788,921	—
Proceeds from shares issued in connection with the tax-free transfer of assets from Suburban Common Trust Fund	—	4,843,111
Proceeds from shares issued in connection with the tax-free transfer of assets from Clearfield Bank Common Trust Fund	—	2,596,634
Net asset value of shares issued to shareholders in payment of distributions declared	6,861,503	9,337,834
Cost of shares redeemed	(317,594,735)	(505,968,842)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(101,661,366)	39,676,404
Change in net assets	53,291,779	60,360,094
Net Assets:
Beginning of period	1,424,273,231	1,363,913,137
End of period (including undistributed net investment income of $2,827,059 and $9,216,469, respectively)	$1,477,565,010	$1,424,273,231

See Notes which are an integral part of the Financial Statements

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Notes to Financial Statements

April 30, 2010 (unaudited)

1. ORGANIZATION

Federated Equity Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 12 portfolios. The financial statements included herein are only those of Federated Capital Appreciation Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers five classes of shares: Class A Shares, Class B Shares, Class C Shares, Class K Shares and Institutional Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The financial highlights of the Class A Shares, Class B Shares, Class C Shares and Class K Shares are presented separately. The investment objective of the Fund is to provide capital appreciation.

On March 19, 2010, the Fund received assets from Trustco Common Trust Fund as a result of a tax-free reorganization as follows:

Shares of the Fund Issued	Trustco Common Trust Fund Net Assets Received	Unrealized Appreciation[1]	Net Assets of the Fund Immediately Prior to Combination	Net Assets of the Fund Immediately After Combination
3,088,440	$54,788,921	$14,241,729	$1,477,686,550	$1,532,475,471
1	Unrealized Appreciation is included in the Trustco Common Trust Fund Net Assets Received amount shown above.

Additional proforma information is not included due to the relative size of the transaction.

On December 19, 2008, the Fund received assets from Suburban Common Trust Fund as a result of a tax-free reorganization, as follows:

Shares of the Fund Issued	Suburban Common Trust Fund Net Assets Received	Unrealized Depreciation[1]	Net Assets of the Fund Immediately Prior to Combination	Net Assets of the Fund Immediately After Combination
324,388	$4,843,111	$(2,305,234)	$1,294,808,821	$1,299,651,932
1	Unrealized Depreciation is included in the Suburban Common Trust Fund Net Assets Received amount shown above.
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On November 14, 2008, the Fund received assets from Clearfield Bank Common Trust Fund as a result of a tax-free reorganization, as follows:
Shares of the Fund Issued	Clearfield Bank Common Trust Fund Net Assets Received	Unrealized Appreciation[1]	Net Assets of the Fund Immediately Prior to Combination	Net Assets of the Fund Immediately After Combination
175,330	$2,596,634	$206,477	$1,262,255,683	$1,264,852,317
1	Unrealized Appreciation is included in the Clearfield Bank Common Trust Fund Net Assets Received amount shown above.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
  Shares of other mutual funds are valued based upon their reported NAVs.
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Board of Trustees (the “Trustees”).
  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury Semi-Annual Shareholder Report
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and Agency securities and mortgage-backed securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Repurchase Agreements

It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

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The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Gains and Losses, Expenses and Distributions

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income are declared and paid annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that Institutional Shares, Class A Shares, Class B Shares, Class C Shares and Class K Shares may bear distribution services fees, shareholder services fees, account administration fees and certain transfer and dividend disbursing agent fees unique to those classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts on fixed-income securities are amortized/accreted for financial statement purposes.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended April 30, 2010, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of April 30, 2010, tax years 2006 through 2009 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.

The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

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Foreign Exchange Contracts

The Fund may enter into foreign exchange contracts for the delayed delivery of securities or foreign currency exchange transactions. The Fund may enter into foreign exchange contracts to protect assets against adverse changes in foreign currency exchange rates or exchange control regulations. Purchased contracts are used to acquire exposure to foreign currencies, whereas, contracts to sell are used to hedge the Fund's securities against currency fluctuations. Risks may arise upon entering into these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date.

At April 30, 2010, the Fund had no outstanding foreign exchange contracts.

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies (FCs) are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.

Additional Disclosure Related to Derivative Instruments

The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended April 30, 2010

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Forward Currency Contracts
Foreign exchange contracts	$(4,457)
Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Forward Currency Contracts
Foreign exchange contracts	$(2,889)
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Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

3. SHARES OF BENEFICIAL INTEREST

The following tables summarize share activity:

	Six Months Ended 4/30/2010		Year Ended 10/31/2009
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	4,490,800	$77,469,974	20,847,863	$307,583,080
Shares issued to shareholders in payment of distributions declared	364,200	6,256,955	535,205	7,781,880
Shares redeemed	(11,509,378)	(200,680,415)	(21,476,847)	(317,973,196)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	(6,654,378)	$(116,953,486)	(93,779)	$(2,608,236)
	Six Months Ended 4/30/2010		Year Ended 10/31/2009
Class B Shares:	Shares	Amount	Shares	Amount
Shares sold	275,193	$4,559,794	857,656	$12,075,453
Shares issued to shareholders in payment of distributions declared	—	—	39,608	551,341
Shares redeemed	(1,999,602)	(32,889,248)	(4,715,500)	(66,134,508)
NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	(1,724,409)	$(28,329,454)	(3,818,236)	$(53,507,714)
	Six Months Ended 4/30/2010		Year Ended 10/31/2009
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	409,662	$6,739,113	1,503,629	$21,060,246
Shares issued to shareholders in payment of distributions declared	—	—	24,411	338,825
Shares redeemed	(822,608)	(13,487,293)	(1,911,514)	(26,567,911)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	(412,946)	$(6,748,180)	(383,474)	$(5,168,840)
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	Six Months Ended 4/30/2010		Year Ended 10/31/2009
Class K Shares:	Shares	Amount	Shares	Amount
Shares sold	288,412	$4,952,350	949,009	$13,781,255
Shares issued to shareholders in payment of distributions declared	2,395	40,835	26,460	381,815
Shares redeemed	(423,611)	(7,222,052)	(2,057,137)	(29,288,403)
NET CHANGE RESULTING FROM CLASS K SHARE TRANSACTIONS	(132,804)	$(2,228,867)	(1,081,668)	$(15,125,333)
	Six Months Ended 4/30/2010		Year Ended 10/31/2009
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	3,470,198	$60,561,714	12,046,730	$174,367,633
Proceeds from shares issued in connection with the tax-free transfer of assets from Trustco Common Trust Fund	3,088,440	54,788,921	—	—
Proceeds from shares issued in connection with the tax-free transfer of assets from Suburban Common Trust Fund	—	—	324,388	4,843,111
Proceeds from shares issued in connection with the tax-free transfer of assets from Clearfield Bank Common Trust Fund	—	—	175,330	2,596,634
Shares issued to shareholders in payment of distributions declared	32,850	563,713	19,543	283,973
Shares redeemed	(3,673,360)	(63,315,727)	(4,184,146)	(66,004,824)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	2,918,128	$52,598,621	8,381,845	$116,086,527
NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	(6,006,409)	$(101,661,366)	3,004,688	$39,676,404

4. FEDERAL TAX INFORMATION

At April 30, 2010, the cost of investments for federal tax purposes was $1,320,399,771. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation resulting from changes in foreign currency exchange rates was $162,285,956. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $168,896,010 and net unrealized depreciation from investments for those securities having an excess of cost over value of $6,610,054.

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At October 31, 2009, the Fund had a capital loss carryforward of $369,657,321 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, such capital loss carryforward will expire as follows:
Expiration Year	Expiration Amount
2010	$2,978,206
2011	$978,641
2012	$1,306,623
2016	$110,598,251
2017	$253,795,600

As a result of the tax-free transfer of assets from Vintage Growth Fund, certain capital loss carryforwards listed above may be limited.

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Equity Management Company of Pennsylvania is the Fund's investment adviser (the “Adviser”). The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.75% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the six months ended April 30, 2010, an affiliate of the adviser reimbursed $51,870 of transfer and dividend disbursing agent fees and expenses.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended April 30, 2010, the net fee paid to FAS was 0.076% of average daily net assets of the Fund. FAS waived $12,653 of its fee.

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Distribution Services Fee

The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class A Shares, Class B Shares, Class C Shares and Class K Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:

Share Class Name	Percentage of Average Daily Net Assets of Class
Class A Shares	0.05%
Class B Shares	0.75%
Class C Shares	0.75%
Class K Shares	0.50%

Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended April 30, 2010, FSC retained $26,565 of fees paid by the Fund. For the six months ended April 30, 2010, the Fund's Class A Shares did not incur a distribution services fee; however, it may begin to incur this fee upon approval of the Trustees.

Sales Charges

Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the six months ended April 30, 2010, FSC retained $35,648 in sales charges from the sale of Class A Shares. FSC also retained $761 of CDSC relating to redemptions of Class C Shares.

Shareholder Services Fee

The Fund may pay fees (“Service Fees”) up to 0.25% of the average daily net assets of the Fund's Class A Shares, Class B Shares and Class C Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Financial intermediaries may include a company affiliated with management of Federated Investors, Inc. A financial intermediary affiliated with management of Federated Investors, Inc. received $3,712 of Service Fees for the six months ended April 30, 2010. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for Service Fees. For the six months ended April 30, 2010, FSSC voluntarily reimbursed $70,438 of Service Fees. For the six months ended April 30, 2010, FSSC did not receive any fees paid by the Fund.

Interfund Transactions

During the six months ended April 30, 2010, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $2,691,901 and $1,323,236, respectively.

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Expense Limitation

The Adviser and its affiliates (which may include FSC, FAS and FSSC) have voluntarily agreed to waive their fees and/or reimburse expenses so that the total annual fund operating expenses (as shown in the financial highlights) paid by the Fund's Class A Shares, Class B Shares, Class C Shares, Class K Shares and Institutional Shares (after the voluntary waivers and reimbursements) will not exceed 1.24%, 2.10%, 2.06%, 1.71% and 0.96% (the “Fee Limit”), respectively, through the later of (the “Termination Date”): (a) December 31, 2010; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.

General

Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

Transactions with Affiliated Companies

Affiliated holdings are mutual funds which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated mutual funds. For the six months ended April 30, 2010, the Adviser reimbursed $21,448. Transactions with the affiliated company during the six months ended April 30, 2010, were as follows:

Affiliate	Balance of Shares Held 10/31/2009	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 4/30/2010	Value	Dividend Income
Prime Value Obligations Fund, Institutional Shares	2,398,801	520,444,929	472,725,114	50,118,616	$50,118,616	$32,294

6. EXPENSE Reduction

The Fund directs portfolio trades to a broker that in turn pays a portion of the Fund's operating expenses. For the six months ended April 30, 2010, the Fund's expenses were reduced by $27,629 under these arrangements.

7. Investment TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended April 30, 2010, were as follows:

Purchases	$1,817,414,297
Sales	$1,982,956,167

8. LINE OF CREDIT

The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of April 30, 2010, there were no outstanding loans. During the six months ended April 30, 2010, the Fund did not utilize the LOC.

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9. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of April 30, 2010, there were no outstanding loans. During the six months ended April 30, 2010, the program was not utilized.

10. Legal Proceedings

Since October 2003, Federated Investors, Inc. and related entities (collectively, “Federated”), and various Federated sponsored mutual funds (“Federated Funds”) have been named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of certain Federated Funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. Federated without admitting the validity of any claim has reached a preliminary settlement with the Plaintiffs in these cases. Any settlement would have to be approved by the Court. Federated entities have also been named as defendants in several additional lawsuits that are now pending in the United States District Court for the Western District of Pennsylvania. These lawsuits have been consolidated into a single action alleging excessive advisory fees involving one of the Federated Funds. The Board of the Federated Funds retained the law firm of Dickstein Shapiro LLP to represent the Federated Funds in these lawsuits. Federated and the Federated Funds, and their respective counsel, have been defending this litigation, and none of the Federated Funds remains a defendant in any of the lawsuits. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek monetary damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Federated Funds, there can be no assurance that these suits, ongoing adverse publicity and/or other developments resulting from the allegations in these matters will not result in increased redemptions, or reduced sales, of shares of the Federated Funds or other adverse consequences for the Federated Funds.

11. Subsequent events

Management has evaluated subsequent events through the date the financial statements were issued and determined that no events have occurred that require additional disclosure.

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Evaluation and Approval of Advisory Contract - May 2009

Federated Capital Appreciation Fund (the “Fund”)

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2009. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize “economies of scale” as a fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with a fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

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The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace. With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons Semi-Annual Shareholder Report
25

with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows and portfolio manager time spent in review of securities pricing. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are highly important in judging the reasonableness of proposed fees.

For the one-year, three-year and five-year periods covered by the report, the Fund's performance was above the median of the relevant peer group.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reports regarding the institution or elimination of these voluntary waivers.

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Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, compliance, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

It was noted in the materials for the Board meeting that for the period covered by the report, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was above the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund.

The Senior Officer's evaluation noted his belief that the information and observations contained in his evaluation supported a finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract. The Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

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In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

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Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's Web site at FederatedInvestors.com. To access this information from the “Products” section of the Web site, click on the “Prospectuses and Regulatory Reports” link under “Related Information,” then select the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the “Prospectuses and Regulatory Reports” link. Form N-PX filings are also available at the SEC's Web site at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's Web site at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the “Products” section of Federated's Web site at FederatedInvestors.com by clicking on “Portfolio Holdings” under “Related Information,” then selecting the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the “Portfolio Holdings” link.

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Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERYIn an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

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Federated Capital Appreciation Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561

Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 314172396

38636 (6/10)

Federated is a registered mark of Federated Investors, Inc.
2010  © Federated Investors, Inc.

Federated Kaufmann Fund

Established 2001

A Portfolio of Federated Equity Funds

SEMI-ANNUAL SHAREHOLDER REPORT

April 30, 2010

Class A Shares
Class B Shares
Class C Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLE
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS

EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Financial Highlights - Class A Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 4/30/2010	Year Ended October 31,
		2009	2008	2007	2006	2005
Net Asset Value, Beginning of Period	$4.22	$3.80	$7.03	$6.08	$5.51	$5.11
Income From Investment Operations:
Net investment income (loss)	(0.01)[1]	(0.00)[1,2]	(0.03)[1]	(0.04)[1]	(0.06)[1]	(0.05)[1]
Net realized and unrealized gain (loss) on investments, written options, futures contracts, short sales and foreign currency transactions	0.77	0.42	(2.57)	1.73	0.96	0.74
TOTAL FROM INVESTMENT OPERATIONS	0.76	0.42	(2.60)	1.69	0.90	0.69
Less Distributions:
Distributions from net investment income	(0.01)	—	—	—	—	—
Distributions from net realized gain on investments and foreign currency transactions	—	—	(0.63)	(0.74)	(0.33)	(0.29)
TOTAL DISTRIBUTIONS	(0.01)	—	(0.63)	(0.74)	(0.33)	(0.29)
Net Asset Value, End of Period	$4.97	$4.22	$3.80	$7.03	$6.08	$5.51
Total Return[3]	17.99%	11.05%	(40.38)%	31.07%	17.06%	14.05%
Ratios to Average Net Assets:
Net expenses	1.95%[4]	1.95%[5]	1.95%[5]	1.95%[5]	1.95%	1.93%
Net investment income (loss)	(0.46)%[4]	(0.12)%	(0.56)%	(0.63)%	(0.98)%	(1.00)%
Expense waiver/reimbursement[6]	0.26%[4]	0.27%	0.23%	0.22%	0.22%	0.21%
Supplemental Data:
Net assets, end of period (000 omitted)	$2,447,330	$2,153,443	$2,158,140	$3,730,840	$2,884,118	$2,166,468
Portfolio turnover	32%	91%	78%	49%	64%	71%
Semi-Annual Shareholder Report

1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.01.
3	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
4	Computed on an annualized basis.
5	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios were 1.95%, 1.95% and 1.95% for the years ended October 31, 2009, 2008 and 2007, respectively, after taking into account these expense reductions.
6	This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report

Financial Highlights - Class B Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 4/30/2010	Year Ended October 31,
		2009	2008	2007	2006	2005
Net Asset Value, Beginning of Period	$4.00	$3.62	$6.75	$5.89	$5.38	$5.02
Income From Investment Operations:
Net investment income (loss)	(0.02)[1]	(0.02)[1]	(0.06)[1]	(0.07)[1]	(0.09)[1]	(0.08)[1]
Net realized and unrealized gain (loss) on investments, written options, futures contracts, short sales and foreign currency transactions	0.71	0.40	(2.44)	1.67	0.93	0.73
TOTAL FROM INVESTMENT OPERATIONS	0.69	0.38	(2.50)	1.60	0.84	0.65
Less Distributions:
Distributions from net realized gain on investments and foreign currency transactions	—	—	(0.63)	(0.74)	(0.33)	(0.29)
Net Asset Value, End of Period	$4.69	$4.00	$3.62	$6.75	$5.89	$5.38
Total Return[2]	17.25%	10.50%	(40.60)%	30.45%	16.32%	13.47%
Ratios to Average Net Assets:
Net expenses	2.50%[3]	2.50%[4]	2.50%[4]	2.50%[4]	2.50%	2.49%
Net investment income (loss)	(1.01)%[3]	(0.67)%	(1.11)%	(1.18)%	(1.54)%	(1.56)%
Expense waiver/reimbursement[5]	0.21%[3]	0.22%	0.19%	0.18%	0.18%	0.16%
Supplemental Data:
Net assets, end of period (000 omitted)	$565,227	$562,618	$651,474	$1,362,195	$1,184,964	$1,102,133
Portfolio turnover	32%	91%	78%	49%	64%	71%
Semi-Annual Shareholder Report

1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios were 2.50%, 2.50% and 2.50% for the years ended October 31, 2009, 2008 and 2007, respectively, after taking into account these expense reductions.
5	This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report

Financial Highlights - Class C Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 4/30/2010	Year Ended October 31,
		2009	2008	2007	2006	2005
Net Asset Value, Beginning of Period	$4.00	$3.62	$6.75	$5.89	$5.38	$5.02
Income From Investment Operations:
Net investment income (loss)	(0.02)[1]	(0.02)[1]	(0.06)[1]	(0.07)[1]	(0.09)[1]	(0.08)[1]
Net realized and unrealized gain (loss) on investments, written options, futures contracts, short sales and foreign currency transactions	0.72	0.40	(2.44)	1.67	0.93	0.73
TOTAL FROM INVESTMENT OPERATIONS	0.70	0.38	(2.50)	1.60	0.84	0.65
Less Distributions:
Distributions from net realized gain on investments and foreign currency transactions	—	—	(0.63)	(0.74)	(0.33)	(0.29)
Net Asset Value, End of Period	$4.70	$4.00	$3.62	$6.75	$5.89	$5.38
Total Return[2]	17.50%	10.50%	(40.60)%	30.45%	16.31%	13.47%
Ratios to Average Net Assets:
Net expenses	2.50%[3]	2.50%[4]	2.50%[4]	2.50%[4]	2.50%	2.49%
Net investment income (loss)	(1.01)%[3]	(0.67)%	(1.11)%	(1.18)%	(1.54)%	(1.56)%
Expense waiver/reimbursement[5]	0.21%[3]	0.22%	0.19%	0.18%	0.18%	0.16%
Supplemental Data:
Net assets, end of period (000 omitted)	$710,650	$656,086	$707,980	$1,246,604	$918,502	$724,468
Portfolio turnover	32%	91%	78%	49%	64%	71%
Semi-Annual Shareholder Report

1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios were 2.50%, 2.50% and 2.50% for the years ended October 31, 2009, 2008 and 2007, respectively, after taking into account these expense reductions.
5	This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report

Shareholder Expense Example (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (“loads”) on purchase or redemption payments; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2009 to April 30, 2010.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Semi-Annual Shareholder Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (“loads”) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
	Beginning Account Value 11/1/2009	Ending Account Value 4/30/2010	Expenses Paid During Period[1]
Actual:
Class A Shares	$1,000	$1,179.90	$10.54
Class B Shares	$1,000	$1,172.50	$13.47
Class C Shares	$1,000	$1,175.00	$13.48
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,015.12	$9.74
Class B Shares	$1,000	$1,012.40	$12.47
Class C Shares	$1,000	$1,012.40	$12.47
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:
Class A Shares	1.95%
Class B Shares	2.50%
Class C Shares	2.50%
Semi-Annual Shareholder Report

Portfolio of Investments Summary Table (unaudited)

At April 30, 2010, the Fund's sector composition1 was as follows:

Sector Composition	Percentage of Total Net Assets
Health Care	24.7%
Financials	17.9%
Industrials	16.8%
Information Technology	16.1%
Consumer Discretionary	8.5%
Materials	8.5%
Consumer Staples	3.6%
Telecommunication Services	2.0%
Energy	1.0%
Utilities	0.7%
Securities Lending Collateral[2]	16.2%
Cash Equivalents[3]	1.1%
Other Assets and Liabilities — Net[4]	(17.1)%
TOTAL	100.0%
1	Except for Securities Lending Collateral, Cash Equivalents and Other Assets and Liabilities, sector classifications are based upon, and individual portfolio securities are assigned to, the classifications of the Global Industry Classification System (GICS), except that the Adviser assigns a classification to securities not classified by the GICS and to securities for which the Adviser does not have access to the classification made by the GICS.
2	Cash collateral received from lending portfolio securities, which is invested in short-term investments such as repurchase agreements or money market mutual funds.
3	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements other than those representing securities lending collateral.
4	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Semi-Annual Shareholder Report

Portfolio of Investments

April 30, 2010 (unaudited)

Shares or Principal Amount			Value in U.S. Dollars
		COMMON STOCKS – 98.8%
		Consumer Discretionary – 8.3%
851,314	[1,2]	ATA, Inc., ADR	3,013,651
314,550	[2,3,4]	B2W Companhia Global Do Varejo, GDR	13,887,382
75,000	[1]	Bed Bath & Beyond, Inc.	3,447,000
3,009,050		Bharat Forge Ltd.	18,556,426
2,667,050		Cia Hering	59,685,457
125,000	[1]	Dick's Sporting Goods, Inc.	3,638,750
225,000		Foot Locker, Inc.	3,453,750
15,000,000	[1,2]	Ford Motor Co.	195,300,000
225,000		Gentex Corp.	4,835,250
2,365,638		Golden Eagle Retail Group Ltd.	4,550,887
1,000,000	[1,3,4]	Hydrogen Corp.	19,000
60,000	[1]	Kohl's Corp.	3,299,400
794,000	[1]	L'Occitane International SA	1,542,155
892,613	[1]	Lincoln Educational Services	22,279,620
400,000		Lowe's Cos., Inc.	10,848,000
1,950,472		National CineMedia, Inc.	37,136,987
6,249,951		New World Department Store China	5,305,118
1,211,500		Nissan Motor Co., Ltd.	10,611,299
700,000	[1]	O'Reilly Automotive, Inc.	34,223,000
3,754,900		Parkson Retail Group Ltd.	6,121,819
800,000	[1]	Penn National Gaming, Inc.	24,768,000
100,000		PetSmart, Inc.	3,307,000
221,400		Phillips Van Heusen Corp.	13,950,414
11,997,538	[5]	Restoque Comercio e Confeccoes de Roupas SA	49,694,965
20,291,773	[1]	Sands China Ltd.	32,877,857
885,200		SEB — Sistema Educacional Brasileiro SA	11,707,607
60,000		Target Corp.	3,412,200
8,213,196	[1]	Wynn Macau Ltd.	12,965,801
1,000,000	[1]	Yoox SpA	9,241,998
		TOTAL	603,680,793
		Consumer Staples – 3.6%
291,654		Drogasil SA	5,025,191
2,977,700	[1]	Grupo Comercial Chedraui SA, de C.V.	8,694,456
12,399,736	[1]	Hypermarcas SA	171,203,028
Semi-Annual Shareholder Report

Shares or Principal Amount			Value in U.S. Dollars
1,650,000		Philip Morris International, Inc.	80,982,000
		TOTAL	265,904,675
		Energy – 1.0%
158,881		Canadian Natural Resources Ltd.	12,224,304
301,000	[1]	Concho Resources, Inc.	17,102,820
500,000	[1]	Dresser-Rand Group, Inc.	17,640,000
160,000		Halliburton Co.	4,904,000
76,000		Schlumberger Ltd.	5,427,920
526,881		Suncor Energy, Inc.	18,003,524
		TOTAL	75,302,568
		Financials – 17.7%
1,000,000		American Express Co.	46,120,000
627,700	[1]	Amil Participacoes SA	5,145,822
5,900,000		Bank of America Corp.	105,197,000
2,000,000		Bank of New York Mellon Corp.	62,260,000
3,131,219		BR Malls Participacoes	39,882,174
8,718,450	[5]	Brasil Brokers Participacoes	39,623,619
22,518,858	[1,5]	CETIP SA	171,004,703
30,000,000		Chimera Investment Corp.	122,100,000
1	[1,3,6]	FA Private Equity Fund IV LP	898,902
356,840	[2]	Greenhill & Co., Inc.	31,362,668
1,586,650		Housing Development Finance Corp. Ltd.	100,336,510
727,307	[1]	IFM Investments Ltd., ADR	4,160,196
1	[3]	Incuvest LLC	0
1	[1,3],6	Infrastructure Fund	20,429
3,250,000		J.P. Morgan Chase & Co.	138,385,000
1,385,551		LPS Brasil Cons De Imoveis	17,934,645
101,306,365	[1]	Metro Pacific Corp.	7,152,102
3,100,000		Morgan Stanley	93,682,000
1,812,787		Multiplan Empreendimentos Imobiliarios SA	31,182,126
604,000	[2]	New York Community Bancorp, Inc.	9,947,880
1	[1,3],6	Peachtree Leadscope LLC, Class A and B	0
1	[1,3],6	Peachtree Leadscope LLC, Class C	3,250,000
2,000,000		Power Finance Corp.	12,184,462
27,847,407		PT Bank Central Asia	16,774,816
1	[1,3],6	Rocket Ventures II	0
2,000,000		Rural Electrification Corp. Ltd.	11,429,542
Semi-Annual Shareholder Report

Shares or Principal Amount			Value in U.S. Dollars
1,350,000		State Street Corp.	58,725,000
1,924,639	[2,5]	Two Harbors Investment Co.	17,090,794
3,461,635	[2]	Wells Fargo & Co.	114,614,735
1,000,000		Willis Group Holdings PLC	34,450,000
		TOTAL	1,294,915,125
		Health Care – 24.1%
10,000,000	[1,2,5]	Alkermes, Inc.	131,000,000
1,000,000		Allergan, Inc.	63,690,000
1	[3,6]	Apollo Investment Fund V	4,332,760
2	[1,6]	Ardais Corp.	0
3,000,000	[1,2]	Arena Pharmaceuticals, Inc.	9,750,000
1,300,000	[1,2]	Athenahealth, Inc.	37,726,000
3,093,592	[1,2,5]	Auxilium Pharmaceutical, Inc.	110,131,875
2,000,000	[1,2]	BioMarin Pharmaceutical, Inc.	46,740,000
65,000	[1]	Bruker BioSciences Corp.	993,850
500,000	[1,2]	Cepheid, Inc.	9,995,000
274,595	[1,2]	Chindex International, Inc.	3,470,881
185,980	[1]	Chindex International, Inc.	2,350,787
3,634,700	[1,2,5]	Conceptus, Inc.	68,841,218
625,000	[1,3]	Conceptus, Inc.	11,837,500
600,000	[1,3,4,5]	Conceptus, Inc.	11,364,000
714,286	[1,3,5]	Conceptus, Inc.	13,528,577
797,358	[1]	Corcept Therapeutics, Inc.	2,695,070
2,278,165	[1]	Corcept Therapeutics, Inc.	7,700,198
500,000	[1,3,6]	Cortek, Inc.	0
6,000,000	[1,2,5]	Cubist Pharmaceuticals, Inc.	134,520,000
1	[3,6]	Denovo Ventures I LP	2,650,000
4,916,800	[1,2,5]	Dexcom, Inc.	53,838,960
126,065	[1]	Dexcom, Inc. Restricted	1,380,412
1,799,472		Dishman Pharmaceuticals & Chemicals Ltd.	8,827,301
552,681	[1]	Durect Corp.	1,575,141
12,850,000	[1,5]	Dyax Corp.	44,975,000
429,695	[1]	Emergency Medical Services Corp., Class A	22,722,272
5,198,050	[1,2,3,5]	Endologix, Inc.	24,170,932
3,555,556	[1]	Endologix, Inc.	16,533,335
900,000	[1]	Express Scripts, Inc., Class A	90,117,000
500,000		Hikma Pharmaceuticals PLC	4,804,980
Semi-Annual Shareholder Report

Shares or Principal Amount			Value in U.S. Dollars
900,000	[1]	Human Genome Sciences, Inc.	24,921,000
2,000,000	[1,2]	Illumina, Inc.	83,740,000
2,672,070	[1,2,5]	Insulet Corp.	36,874,566
2,000,000	[1,2]	Isis Pharmaceuticals, Inc.	21,500,000
1	[3,6]	Latin Healthcare Fund	1,043,235
100,000	[1,2]	LifeWatch AG	1,653,247
1,000,000	[1,2]	Masimo Corp.	23,410,000
762,900		Merck & Co., Inc.	26,732,016
1,650,000	[1,2]	Mylan Laboratories, Inc.	36,349,500
1,364,785	[1,2]	Nektar Therapeutics	19,052,399
1,866,663	[1]	Neurocrine Biosciences, Inc.	5,991,988
50,000	[1,2]	NuVasive, Inc.	2,080,000
500,000	[1]	OSI Pharmaceuticals, Inc.	29,335,000
1	[1,3,6]	Peachtree Velquest	0
2,000,000		Piramal Healthcare Ltd.	24,058,023
5,246,193	[1,5]	Progenics Pharmaceuticals, Inc.	33,785,483
3,000,000	[1,2]	Protalix Biotherapeutics, Inc.	20,310,000
379,300	[1,2]	Regeneron Pharmaceuticals, Inc.	9,683,529
2,998,043	[1,5]	Repligen Corp.	10,523,131
1,001,800	[1,2]	Savient Pharmaceuticals, Inc.	14,526,100
3,000,000	[1,2]	Seattle Genetics, Inc.	37,800,000
190,400		Sinopharm Medicine Holding Co., Ltd.	857,576
1,077,000	[1,2]	Somaxon Pharmaceuticals, Inc.	7,743,630
274	[1,6]	Soteira, Inc.	176
421,907	[1,2]	Spectrum Pharmaceuticals, Inc.	2,177,040
200,000	[1]	St. Jude Medical, Inc.	8,164,000
5,000,000	[1]	Talecris Biotherapeutics Holdings Corp.	93,750,000
3,828,252	[1]	Threshold Pharmaceuticals, Inc.	6,622,876
8,897,090	[1,2,5]	Vical, Inc.	32,207,466
7,000,000	[1]	Warner Chilcott PLC	198,520,000
180,000	[1,2]	Watson Pharmaceuticals, Inc.	7,707,600
		TOTAL	1,763,382,630
		Industrials – 16.8%
500,000		3M Co.	44,335,000
194,815	[1]	AerCap Holdings NV, ADR	2,688,447
1,150,500		Bharat Heavy Electricals Ltd.	64,253,277
100,000		C.H. Robinson Worldwide, Inc.	6,030,000
Semi-Annual Shareholder Report

Shares or Principal Amount			Value in U.S. Dollars
241,000		Caterpillar, Inc.	16,409,690
1,000,000	[2]	CLARCOR, Inc.	37,820,000
401,100	[1]	Copart, Inc.	14,315,259
500,000	[1,2]	CoStar Group, Inc.	21,975,000
1,000,000	[1]	Covanta Holding Corp.	17,480,000
2,066,527		Crompton Greaves Ltd.	12,210,665
700,000		CSX Corp.	39,235,000
750,000		Cummins, Inc.	54,172,500
375,000		Danaher Corp.	31,605,000
2,255,565		Expeditors International Washington, Inc.	91,891,718
1,300,000		FedEx Corp.	117,013,000
100,000	[1,2]	First Solar, Inc.	14,355,000
1,150,000	[1,5]	GeoEye, Inc.	32,775,000
767,016	[2]	IESI-BFC Ltd.	15,018,173
400,000	[1]	IHS, Inc., Class A	20,268,000
305,416	[2]	Iron Mountain, Inc.	7,681,213
11,000,000	[1,2]	Jet Blue Airways Corp.	61,490,000
255,100		Joy Global, Inc.	14,492,231
1,325,432	[1,2]	KAR Auction Services Inc.	20,623,722
300,000		L-3 Communications Holdings, Inc.	28,071,000
3,245,716		Max India Ltd.	12,793,353
500,000		Norfolk Southern Corp.	29,665,000
380,000		Precision Castparts Corp.	48,769,200
1,062,947	[1]	RailAmerica, Inc.	13,701,387
650,000		Rockwell Collins	42,250,000
2,900,000	[1]	Ryanair Holdings PLC, ADR	81,664,000
400,700	[1]	Trina Solar Ltd., ADR	10,366,109
600,000		Union Pacific Corp.	45,396,000
850,000		United Technologies Corp.	63,707,500
3,100,000	[1,2]	Verisk Analytics, Inc.	86,862,000
225,000		Wabtec Corp.	10,705,500
		TOTAL	1,232,088,944
		Information Technology – 16.1%
2,000,000	[1]	Advanced Micro Devices, Inc.	18,120,000
1,550,000	[1,2]	Akamai Technologies, Inc.	60,186,500
4,671,788	[1]	Amadeus IT Holding SA	74,643,013
1,475,239	[1]	Avago Technologies Ltd.	30,271,904
Semi-Annual Shareholder Report

Shares or Principal Amount			Value in U.S. Dollars
780,000	[1,2]	Blackboard, Inc.	33,189,000
500,000	[1]	BMC Software, Inc.	19,680,000
750,000	[1,2]	Check Point Software Technologies Ltd.	26,715,000
4,612,700		CIELO SA	44,793,543
3,000,000	[1,2]	Comverse Technology, Inc.	27,540,000
405,450	[1]	DG Fastchannel, Inc.	14,263,731
1,059,322	[1,3,6]	Expand Networks Ltd.	0
87,750	[1]	Google, Inc.	46,107,360
17,908,025	[1]	Inotera Memories, Inc.	12,724,521
13,553,200		Inspur International Ltd.	1,386,165
530,000	[2]	Mastercard, Inc.	131,461,200
1,150,000	[1]	McAfee, Inc.	39,962,500
1,600,000	[2]	Microchip Technology, Inc.	46,736,000
8,000,000	[1,2]	Micron Technology, Inc.	74,800,000
3,806,875	[1,2]	Microsemi Corp.	63,041,850
1,000,000	[2]	Microsoft Corp.	30,540,000
329,822	[1,2]	Monster Worldwide, Inc.	5,748,798
2,571,071	[1]	NCR Corp.	33,835,294
150,000	[1]	NetApp, Inc.	5,200,500
2,156,725	[1]	NIC, Inc.	15,204,911
1,500,000	[1,2]	NVIDIA Corp.	23,580,000
5,900,000	[1]	ON Semiconductor Corp.	46,846,000
1	[3,6]	Peachtree Open Networks	0
650,000		Qualcomm, Inc.	25,181,000
706,784	[1,2]	QuinStreet, Inc.	11,937,582
1,070,000	[1,5]	RADWARE Ltd.	21,175,300
3,709,800		Redecard SA	61,251,983
1,000,000	[1,2]	Rubicon Technology, Inc.	27,140,000
3,751,199	[1,3,6]	Sensable Technologies, Inc.	0
600,000	[1]	Smart Modular Technologies (WWH), Inc.	4,212,000
3,485,000	[1]	Telecity Group PLC	21,754,636
2,964,645	[1,5]	TNS, Inc.	76,932,538
		TOTAL	1,176,162,829
		Materials – 8.5%
904,800		Barrick Gold Corp.	39,404,040
14,600	[1]	Brenntag AG	1,061,378
750,000	[2]	Dow Chemical Co.	23,122,500
Semi-Annual Shareholder Report

Shares or Principal Amount			Value in U.S. Dollars
500,000	[2]	Ecolab, Inc.	24,420,000
34,547,300		Huabao International Holdings Ltd.	39,743,658
145,094,512		Lee & Man Paper Manufacturing Ltd.	126,049,450
400,000		Monsanto Co.	25,224,000
237,500		Mosaic Co./The	12,145,750
1,100,000		Newmont Mining Corp.	61,688,000
33,986,100		Nine Dragons Paper Holdings Ltd.	57,165,140
100,000		Potash Corp. of Saskatchewan, Inc.	11,050,000
365,000		Praxair, Inc.	30,576,050
1,000,000	[2]	Sociedad Quimica Y Minera de Chile, ADR	36,000,000
2,246,798	[1,2,5]	STR Holdings, Inc.	51,811,162
885,000	[2]	United States Steel Corp.	48,374,100
200,000		Vulcan Materials Co.	11,456,000
17,447,500	[1]	Yingde Gases Group Co.	19,196,652
		TOTAL	618,487,880
		Telecommunication Services – 2.0%
1,771,638	[1,2,5]	Cbeyond Communications, Inc.	27,247,792
2,000,000	[1,2,5]	Neutral Tandem, Inc.	33,900,000
1,100,000	[2]	NTELOS Holdings Corp.	21,593,000
3,400,000	[1,2]	TW Telecom, Inc.	60,520,000
		TOTAL	143,260,792
		Utilities – 0.7%
146,559	[1],6	BF Investment Ltd.	494,538
146,559	[1]	BF Utilities Ltd.	2,946,802
12,164	[1,3,4]	EDP Renovaveis SA	86,407
900,000	[2]	ITC Holdings Corp.	50,247,000
		TOTAL	53,774,747
		TOTAL COMMON STOCKS (IDENTIFIED COST $5,294,278,093)	7,226,960,983
		WARRANTS – 0.2%
		Consumer Discretionary – 0.0%
870,000	[1,6]	Hydrogen Corp., 10/23/2013	0
250,000	[1,6]	Hydrogen Corp., 5/5/2011	0
200,000	[1,6]	Hydrogen Corp., 8/22/2013	0
		TOTAL	0
		Health Care – 0.2%
1,500,000	[1]	Advancis Pharmaceutical Corp., 4/12/2012	5,112
Semi-Annual Shareholder Report

Shares or Principal Amount			Value in U.S. Dollars
382,897	[1]	Alexza Pharmaceuticals, Inc., 10/5/2016	1,089,412
157,125	[1]	Clinical Data, Inc., 5/24/2012	2,031
797,358	[1]	Corcept Therapeutics, Inc., 4/21/2013	1,858,815
242,091	[1]	Cyclacel Pharmaceuticals, Inc., 2/17/2014	137,083
857,143	[1]	Cyclacel Pharmaceuticals, Inc., 4/28/2013	1,012,611
2,750,000	[1]	Dynavax Technologies Corp., 4/16/2015	4,296,589
1,042,038	[1]	Favrille, Inc., 11/7/2012	21
461,121	[1]	Favrille, Inc., 3/7/2011	0
27,781	[1]	IntelliPharmaCeutics International, Inc., 8/8/2011	11,493
222,650	[1]	Pharmacopeia, Inc., 4/19/2012	2,474
1,713,798	[1]	Threshold Pharmaceuticals, Inc., 10/5/2014	2,280,892
		TOTAL	10,696,533
		TOTAL WARRANTS (IDENTIFIED COST $1,216,022)	10,696,533
		Preferred Stocks – 0.2%
		Consumer Discretionary – 0.2%
6,050	[3,4,5]	Lodgenet Entertainment, Conv. Pfd., Series B, $100.00 Annual Dividend	11,675,895
		Health Care – 0.0%
1,694,915	[1,3,6]	Ardais Corp., Conv. Pfd.	0
790,960	[1,3,6]	Ardais Corp., Conv. Pfd., Series C	0
6,461,352		Bellus Health, Inc., Conv. Pfd., Series A	1,130,737
446,816	[1,3,6]	Cortek, Inc., Conv. Pfd., Series D2	0
1,515,152	[1,3,6]	Cortex, Inc., Pfd., Series D	0
958,744	[6]	Soteira, Inc., Pfd.	616,987
		TOTAL	1,747,724
		Information Technology – 0.0%
679,348	[1,3,6]	Multiplex, Inc., Pfd., Series C	0
		TOTAL PREFERRED STOCKS (IDENTIFIED COST $31,446,904)	13,423,619
		Corporate Bonds – 0.6%
		Consumer Discretionary – 0.0%
$722,050	[6]	Hydrogen Corp., 12.00%, 8/15/2010	0
		Financials – 0.2%
6,848,000	[3,4]	Alexandria Real Estate Equities, Inc., Conv. Bond, 8.00%, 4/15/2029	12,716,120
		Health Care – 0.4%
27,670,000		Insulet Corp., Conv. Bond, 5.375%, 6/15/2013	26,318,320
Semi-Annual Shareholder Report

Shares or Principal Amount			Value in U.S. Dollars
		Information Technology – 0.0%
$24,802,000	[3,4]	BearingPoint, Inc., Conv. Bond, 5.00%, 4/15/2025	3,596,290
		Telecommunication Services – 0.0%
2,716,000	[3,4]	SBA Communications, Corp., Conv. Bond, 4.00%, 10/1/2014	3,640,934
		TOTAL CORPORATE BONDS (IDENTIFIED COST $62,489,687)	46,271,664
		MUTUAL FUND – 1.1%
83,405,558	[5,7]	Prime Value Obligations Fund, Institutional Shares, 0.18% (AT NET ASSET VALUE)	83,405,558
		REPURCHASE AGREEMENT – 16.2%
$1,182,156,000		Interest in $8,020,000,000 joint repurchase agreement 0.21%, dated 4/30/2010 under which Bank of America, N.A. will repurchase securities provided as collateral for $8,020,140,350 on 5/3/2010. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 1/20/2040 and market value of those underlying securities was $8,180,543,158. (purchased with proceeds from securities lending collateral) (AT COST)	1,182,156,000
		TOTAL INVESTMENTS — 117.1% (IDENTIFIED COST $6,654,992,264)[8]	8,562,914,357
		OTHER ASSETS AND LIABILITIES - NET — (17.1)%[9]	(1,249,144,446)
		TOTAL NET ASSETS — 100%	$7,313,769,911

At April 30, 2010, the Fund had outstanding foreign exchange contracts as follows:

Settlement Date	Foreign Currency Units to Deliver	In Exchange For	Unrealized Appreciation/ (Depreciation)
Contracts Purchased:
5/3/2010	392,532 Brazilian Real	$227,146	$(1,326)
5/3/2010	26,950,321 Euros	$35,423,772	$459,227
5/3/2010	4,605,934 Euros	$6,068,872	$63,699
5/3/2010	5,833,924 Hong Kong Dollar	$751,494	$(102)
5/4/2010	16,253,579 Euros	$21,521,363	$119,460
5/4/2010	4,648,216 Euros	$6,150,520	$38,347
5/5/2010	101,241,800 Mexican Peso	$8,255,404	$(32,553)
NET UNREALIZED APPRECIATION ON FOREIGN EXCHANGE CONTRACTS			$646,752

Net Unrealized Appreciation on Foreign Exchange Contracts is included in “Other Assets and Liabilities — Net.”

1	Non-income producing security.
2	All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers.
Semi-Annual Shareholder Report

3	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At April 30, 2010, these restricted securities amounted to $118,718,363, which represented 1.6% of total net assets.
4	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At April 30, 2010, these liquid restricted securities amounted to $56,986,028, which represented 0.8% of total net assets.
5	Affiliated company.
6	Market quotations and price evaluations are not available. Fair value determined in accordance with procedures established by and under the general supervision of the Trustees.
7	7-Day net yield.
8	The cost of investments for federal tax purposes amounts to $6,656,338,684.
9	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities. A significant portion of this balance represents loans to unaffiliated qualified brokers for securities lending. The Fund receives cash from the broker as collateral for the loaned securities and reinvests the collateral in certain short-term securities such as repurchase agreements or money market mutual funds.

Note: The categories of investments are shown as a percentage of total net assets at April 30, 2010.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of April 30, 2010, in valuing the Fund's assets carried at fair value:

Valuation Inputs
	Level 1 - Quoted Prices and Investments in Mutual Funds	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Equity Securities:
Common Stock
Domestic	$5,197,534,637	$658,620,489	$12,195,502	$5,868,350,628
International	1,358,115,817	—	494,538	1,358,610,355
Preferred Stock
Domestic	1,130,737	11,675,895	616,987	13,423,619
Debt Securities:
Corporate Bonds	—	46,271,664	—	46,271,664
Warrants	—	10,696,533	—	10,696,533
Semi-Annual Shareholder Report

Valuation Inputs
	Level 1 - Quoted Prices and Investments in Mutual Funds	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Mutual Fund	83,405,558	—	—	83,405,558
Repurchase Agreement	—	1,182,156,000	—	1,182,156,000
TOTAL SECURITIES	$6,640,186,749	$1,909,420,581	$13,307,027	$8,562,914,357
OTHER FINANCIAL INSTRUMENTS*	$646,752	$ —	$ —	$646,752
*	Other financial instruments include foreign exchange contracts.
Semi-Annual Shareholder Report

Following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:
	Investments in Common Stock - Domestic Securities	Investments in Common Stock - International Securities	Investments in Preferred Stock - Domestic Securities	Investments in Corporate Bonds Securities	Investments in Warrants
Balance as of November 1, 2009	$26,595,794	$ —	$616,987	$144,410	$3,764,140
Change in unrealized appreciation/ depreciation	(1,131,861)	494,538		86,809	(788,649)
Net purchases (sales)	(811,930)	— [1]	—	(231,219)	(99,750)
Transfers in and/or out of level 3	(12,456,501)	—	—	—	(2,875,741)
Balance as of April 30, 2010	$12,195,502	$494,538	$616,987	$ —	$ —
The total change in unrealized appreciation (depreciation) included in the Statement of Operations attributable to investments still held at April 30, 2010.	$(1,432,699)	$494,538	$ —	$86,809	$ —
1	Shares acquired in conjunction with a spinoff were recorded at zero cost.

The following acronyms are used throughout this portfolio:

ADR	— American Depositary Receipt
GDR	— Global Depository Receipt

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report

Statement of Assets and Liabilities

April 30, 2010 (unaudited)

Assets:
Investments in repurchase agreements	$1,182,156,000
Investments in securities	7,380,758,357
Total investments in securities, at value including $1,322,098,534 of investments in affiliated issuers (Note 5) and $1,113,443,578 of securities loaned (identified cost $6,654,992,264)		$8,562,914,357
Cash denominated in foreign currencies (identified cost $4,723,980)		4,730,937
Income receivable		3,642,022
Receivable for investments sold		57,478,307
Receivable for shares sold		4,585,899
Receivable for foreign exchange contracts		680,733
TOTAL ASSETS		8,634,032,255
Liabilities:
Payable for investments purchased	112,956,448
Payable for shares redeemed	14,468,962
Payable for foreign exchange contracts	33,981
Payable for collateral due to broker for securities lending	1,182,156,000
Payable for limited partnership commitments	2,500,000
Payable for capital gains taxes withheld	625,597
Payable for Directors'/Trustees' fees	13,527
Payable for distribution services fee (Note 5)	1,437,240
Payable for shareholder services fee (Note 5)	3,767,499
Accrued expenses	2,303,090
TOTAL LIABILITIES		1,320,262,344
Net assets for 1,486,850,181 shares outstanding		$7,313,769,911
Net Assets Consist of:
Paid-in capital		$6,232,796,536
Net unrealized appreciation of investments and translation of assets and liabilities in foreign currency		1,907,988,720
Accumulated net realized loss on investments, short sales, futures contracts, written options and foreign currency transactions		(801,209,027)
Net investment income (loss)		(19,741,358)
Distributions in excess of net investment income		(6,064,960)
TOTAL NET ASSETS		$7,313,769,911
Semi-Annual Shareholder Report

Statement of Assets and Liabilities — continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($2,447,330,449 ÷ 492,733,072 shares outstanding), no par value, unlimited shares authorized	$4.97
Offering price per share (100/94.50 of $4.97)	$5.26
Redemption proceeds per share	$4.97
Class B Shares:
Net asset value per share ($565,226,503 ÷ 120,400,262 shares outstanding), no par value, unlimited shares authorized	$4.69
Offering price per share	$4.69
Redemption proceeds per share (94.50/100 of $4.69)	$4.43
Class C Shares:
Net asset value per share ($710,649,785 ÷ 151,321,797 shares outstanding), no par value, unlimited shares authorized	$4.70
Offering price per share	$4.70
Redemption proceeds per share (99.00/100 of $4.70)	$4.65
Class K Shares:
Net asset value per share ($3,590,563,174 ÷ 722,395,050 shares outstanding), no par value, unlimited shares authorized	$4.97
Offering price per share	$4.97
Redemption proceeds per share (99.80/100 of $4.97)	$4.96

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report

Statement of Operations

Six Months Ended April 30, 2010 (unaudited)

Investment Income:
Dividends (including $19,163,077 received from affiliated issuers (Note 5) and net of foreign taxes withheld of $305,834)		$48,983,458
Interest (including income on securities loaned of $804,415)		3,372,796
TOTAL INCOME		52,356,254
Expenses:
Investment adviser fee (Note 5)	$50,018,433
Administrative personnel and services fee (Note 5)	2,732,115
Custodian fees	1,390,469
Transfer and dividend disbursing agent fees and expenses — Class A Shares	1,837,518
Transfer and dividend disbursing agent fees and expenses — Class B Shares	451,724
Transfer and dividend disbursing agent fees and expenses — Class C Shares	546,614
Transfer and dividend disbursing agent fees and expenses — Class K Shares	2,900,181
Directors'/Trustees' fees	7,281
Auditing fees	18,160
Legal fees	7,716
Portfolio accounting fees	109,122
Distribution services fee — Class A Shares (Note 5)	2,914,992
Distribution services fee — Class B Shares (Note 5)	2,150,759
Distribution services fee — Class C Shares (Note 5)	2,601,618
Distribution services fee — Class K Shares (Note 5)	8,552,092
Shareholder services fee — Class A Shares (Note 5)	2,860,892
Shareholder services fee — Class B Shares (Note 5)	716,920
Shareholder services fee — Class C Shares (Note 5)	865,940
Shareholder services fee — Class K Shares (Note 5)	4,241,725
Account administration fee — Class A Shares	19,592
Account administration fee — Class C Shares	1,266
Account administration fee — Class K Shares	6,866
Share registration costs	33,688
Printing and postage	312,576
Insurance premiums	7,562
Miscellaneous	17,236
TOTAL EXPENSES	85,323,057
Semi-Annual Shareholder Report

Statement of Operations — continued
Waivers and Reimbursements (Note 5):
Waiver/reimbursement of investment adviser fee	$(5,265,099)
Waiver of administrative personnel and services fee	(60,956)
Waiver of distribution services fee — Class A Shares	(1,227,599)
Waiver of distribution services fee — Class C Shares	(201,173)
Waiver of distribution services fee — Class K Shares	(6,304,544)
Reimbursement of shareholder services fee — Class B Shares	(166,074)
TOTAL WAIVERS AND REIMBURSEMENTS		$(13,225,445)
Net expenses			$72,097,612
Net investment income (loss)			(19,741,358)
Realized and Unrealized Gain (Loss) on Investments, Short Sales and Foreign Currency Transactions:
Net realized gain on investments and foreign currency transactions (including realized loss of $12,516,424 on sale of investments in affiliated issuers (Note 5) and foreign taxes withheld of $(1,879,493))			205,053,873
Net realized loss on short sales			(2,105,124)
Net change in unrealized appreciation of investments and translation of assets and liabilities in foreign currency			955,075,247
Net change in unrealized depreciation of short sales			1,449,124
Net realized and unrealized gain on investments, short sales and foreign currency transactions			1,159,473,120
Change in net assets resulting from operations			$1,139,731,762

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 4/30/2010	Year Ended 10/31/2009
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$(19,741,358)	$(13,924,321)
Net realized gain (loss) on investments, short sales, written options, futures contracts and foreign currency transactions	202,948,749	(885,478,183)
Net change in unrealized appreciation/depreciation of investments, short sales and translation of assets and liabilities in foreign currency	956,524,371	1,498,296,820
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	1,139,731,762	598,894,316
Distributions to Shareholders:
Distributions from net investment income
Class A Shares	(4,293,306)	—
Class K Shares	(6,296,827)	—
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(10,590,133)	—
Share Transactions:
Proceeds from sale of shares	413,421,429	781,547,383
Net asset value of shares issued to shareholders in payment of distributions declared	9,826,302	—
Cost of shares redeemed	(779,710,492)	(1,408,747,444)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(356,462,761)	(627,200,061)
Regulatory Settlement Proceeds:
Net increase from regulatory settlement (Note 10)	22,307	82,951
Change in net assets	772,701,175	(28,222,794)
Net Assets:
Beginning of period	6,541,068,736	6,569,291,530
End of period (including distributions in excess of net investment income of $(6,064,960) and accumulated net investment loss of $(19,741,358) for the six months ended April 30, 2010 and undistributed net investment income of $4,525,173 for the year ended October 31, 2009)	$7,313,769,911	$6,541,068,736

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report

Notes to Financial Statements

April 30, 2010 (unaudited)

1. ORGANIZATION

Federated Equity Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 12 portfolios. The financial statements included herein are only those of Federated Kaufmann Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers four classes of shares: Class A Shares, Class B Shares, Class C Shares and Class K Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The financial highlights of the Class K Shares are presented separately. The investment objective of the Fund is to provide capital appreciation.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
  Shares of other mutual funds are valued based upon their reported NAVs.
  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of Semi-Annual Shareholder Report the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Repurchase Agreements

It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

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The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Gains and Losses, Expenses and Distributions

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income, if any, are declared and paid annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that Class A Shares, Class B Shares, Class C Shares and Class K Shares may bear distribution services fees, shareholder services fees, account administration fees and certain transfer and dividend disbursing agent fees unique to those classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts on fixed-income securities are amortized/accreted for financial statement purposes.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended April 30, 2010, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of April 30, 2010, tax years 2006 through 2009 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.

The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.

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When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Futures Contracts

The Fund may purchase and sell financial futures contracts to enhance yield, manage cash flows and to potentially reduce transaction costs. Upon entering into a financial futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures are exchange traded and the exchange's clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

At April 30, 2010, the Fund had no outstanding futures contracts.

Foreign Exchange Contracts

The Fund may enter into foreign exchange contracts for the delayed delivery of securities or foreign currency exchange transactions. The Fund may enter into foreign exchange contracts to protect assets against adverse changes in foreign currency exchange rates or exchange control regulations. Purchased contracts are used to acquire exposure to foreign currencies, whereas, contracts to sell are used to hedge the Fund's securities against currency fluctuations. Risks may arise upon entering into these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date.

Foreign exchange contracts outstanding at period end are listed after the Fund's Portfolio of Investments.

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies (FCs) are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Semi-Annual Shareholder Report

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.

Option Contracts

The Fund may buy or sell put and call options to obtain premiums from the sale of derivative contracts, realized gains from trading a derivative contract, or hedge against potential losses. The seller (writer) of an option receives a payment or premium, from the buyer, which the writer keeps regardless of whether the buyer exercises the option. When the Fund writes a put or call option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. Premiums received from writing options which expire are treated as realized gains. The Fund, as a writer of an option, bears the market risk of an unfavorable change in the price of the underlying reference instrument. When the Fund purchases a put or call option, an amount equal to the premium paid is recorded as an increase to the cost of the investment and subsequently marked to market to reflect the current value of the option purchased. Premiums paid for purchasing options which expire are treated as realized losses. Premiums received/paid for writing/purchasing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying reference instrument to determine the realized gain or loss. The risk associated with purchasing put and call options is limited to the premium paid. Options can trade on securities or commodities exchanges. In this case, the exchange sets all the terms of the contract except for the price. Most exchanges require investors to maintain margin accounts through their brokers to cover their potential obligations to the exchange. This protects investors against potential defaults by the counterparty.

At April 30, 2010, the Fund had no outstanding written option contracts.

Semi-Annual Shareholder Report

Securities Lending

The Fund participates in a securities lending program providing for the lending of equity securities to qualified brokers. The Fund normally receives cash collateral for securities loaned that is invested in an affiliated money market fund or in short-term securities including repurchase agreements. Collateral is maintained at a minimum level of 100% of the market value of investments loaned, plus interest, if applicable. Earnings on collateral are allocated between the securities lending agent, as a fee for its services under the program, and the Fund, according to agreed-upon rates.

As of April 30, 2010, securities subject to this type of arrangement and related collateral were as follows:

Market Value of Securities Loaned	Market Value of Collateral
$1,113,443,578	$1,182,156,000

Short Sales

The Fund may sell a security short in an effort to take advantage of an anticipated decline in the price of the security. In a short sale, the Fund sells a security it does not own, and must borrow the security in order to deliver it at completion of the sale. The Fund then has an obligation to replace the borrowed security. If the Fund can buy the security back at a lower price than it sold it for, a gain is realized. If the Fund has to buy the security back at a higher price, a loss is realized. For the six months ended April 30, 2010, the Fund had a net realized loss on short sales of $2,105,124.

The Fund has an obligation to replace the borrowed security. While the security is borrowed, the proceeds from the sale are deposited with the lender (“Prime Broker”). The Prime Broker charges a fee for this service. The Fund may be required to pay interest and/or the equivalent of any dividend payments paid by the security to the Prime Broker.

Restricted Securities

The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in accordance with procedures established by and under the general supervision of the Trustees.

Semi-Annual Shareholder Report

Additional information on restricted securities, excluding securities purchased under Rule 144A, if applicable, that have been deemed liquid by the Trustees, held at April 30, 2010, is as follows:
Security	Acquisition Date	Acquisition Cost	Market Value
Apollo Investment Fund V	5/18/2001	$ —	$4,332,760
Ardais Corp., Conv. Pfd.	3/2/2001 - 3/8/2001	9,999,999	—
Ardais Corp., Conv. Pfd., Series C	12/18/2002	4,666,664	—
Conceptus, Inc.	8/11/2005	4,500,000	11,837,500
Conceptus, Inc.	4/10/2001	5,000,000	13,528,577
Cortek, Inc.	2/29/2000	—	—
Cortek, Inc., Conv. Pfd., Series D2	3/31/2003	—	—
Cortex, Inc., Pfd., Series D	6/18/2001	—	—
Denovo Ventures I LP	3/9/2000	3,482,145	2,650,000
Endologix, Inc.	12/12/8/2003 - 7/30/2009	19,440,145	24,170,932
Expand Networks Ltd.	9/22/2000	2,500,000	—
FA Private Equity Fund IV LP	3/4/2002	710,660	898,902
Incuvest LLC	1/6/2000	5,000,000	—
Infrastructure Fund	8/11/2000	410,088	20,429
Latin Healthcare Fund	11/28/2000	—	1,043,235
Multiplex, Inc., Pfd., Series C	2/22/2001	5,000,001	—
Peachtree Leadscope LLC, Class A and B	6/30/2000	712,054	—
Peachtree Leadscope LLC, Class C	4/30/2002	3,000,000	3,250,000
Peachtree Open Networks	10/5/2000	892,599	—
Peachtree Velquest	9/14/2000	494,382	—
Rocket Ventures II	7/20/1999	10,015,342	—
Sensable Technologies, Inc.	10/15/2004	—	—
Semi-Annual Shareholder Report

Additional Disclosure Related to Derivative Instruments
Fair Value of Derivative Instruments
	Asset		Liability
	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments under ASC Topic 815
Foreign exchange contracts	Receivable for foreign exchange contracts	$680,733	Payable for foreign exchange contracts	$33,981

The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended April 30, 2010

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Forward Currency Contracts
Foreign exchange contracts	$134,045
Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Forward Currency Contracts
Foreign exchange contracts	$722,934

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

3. SHARES OF BENEFICIAL INTEREST

The following tables summarize share activity:

	Six Months Ended 4/30/2010		Year Ended 10/31/2009
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	56,397,244	$263,781,368	129,793,261	$486,148,491
Shares issued to shareholders in payment of distributions declared	801,053	3,756,940	—	—
Shares redeemed	(74,335,236)	(348,671,432)	(187,402,355)	(682,429,197)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	(17,136,939)	$(81,133,124)	(57,609,094)	$(196,280,706)
Semi-Annual Shareholder Report

	Six Months Ended 4/30/2010		Year Ended 10/31/2009
Class B Shares:	Shares	Amount	Shares	Amount
Shares sold	3,018,620	$13,461,211	8,179,498	$28,618,485
Shares issued to shareholders in payment of distributions declared	—	—	—	—
Shares redeemed	(23,428,867)	(103,656,374)	(47,455,866)	(164,665,568)
NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	(20,410,247)	$(90,195,163)	(39,276,368)	$(136,047,083)
	Six Months Ended 4/30/2010		Year Ended 10/31/2009
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	8,343,415	$37,013,412	25,317,394	$88,656,699
Shares issued to shareholders in payment of distributions declared	—	—	—	—
Shares redeemed	(21,161,001)	(93,820,213)	(56,803,525)	(193,749,224)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	(12,817,586)	$(56,806,801)	(31,486,131)	$(105,092,525)
	Six Months Ended 4/30/2010		Year Ended 10/31/2009
Class K Shares:	Shares	Amount	Shares	Amount
Shares sold	21,082,573	$99,165,438	48,539,071	$178,123,708
Shares issued to shareholders in payment of distributions declared	1,294,107	6,069,362	—	—
Shares redeemed	(49,752,930)	(233,562,473)	(100,648,477)	(367,903,455)
NET CHANGE RESULTING FROM CLASS K SHARE TRANSACTIONS	(27,376,250)	$(128,327,673)	(52,109,406)	$(189,779,747)
NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	(77,741,022)	$(356,462,761)	(180,480,999)	$(627,200,061)

Redemption Fee

The Fund's Class K Shares impose a redemption fee of 0.20% on the redemption price of the Fund's Class K Shares redeemed, if such shares were purchased after February 1, 1985. The redemption fee is applied to the Fund's Class K Shares expenses for providing redemption services, including, but not limited to: transfer agent fees, postage, printing, telephone and related employment costs. Any excess fee proceeds are added to the Fund's assets. Shares acquired through employer-sponsored retirement plans will not be subject to the redemption fee. However, if shares are purchased for a retirement plan account through a broker, financial institution or other intermediary maintaining an omnibus account for the shares, the waiver may not apply. In addition, this waiver does not apply to individual retirement accounts, such Semi-Annual Shareholder Report as Traditional, Roth and SEP-IRAs. For the six months ended April 30, 2010, redemption fees of $190,113 were allocated to cover the cost of redemptions. For the year ended October 31, 2009, redemption fees of $448,895 were allocated to cover the cost of redemptions.

4. FEDERAL TAX INFORMATION

At April 30, 2010, the cost of investments for federal tax purposes was $6,656,338,684. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation/depreciation resulting from changes in foreign currency exchange rates and outstanding foreign currency commitments was $1,906,575,673. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $2,123,183,112 and net unrealized depreciation from investments for those securities having an excess of cost over value of $216,607,439.

At October 31, 2009, the Fund had a capital loss carryforward of $908,351,123 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2016	$18,502,576
2017	$889,848,547

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Equity Management Company of Pennsylvania is the Fund's investment adviser (the “Adviser”). The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 1.425% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the six months ended April 30, 2010, the Adviser voluntarily waived $4,522,542 of its fee.

Certain of the Fund's assets are managed by Federated Global Investment Management Corp. (the “Sub-Adviser”). Under the terms of a sub-advisory agreement between the Adviser and the Sub-Adviser, the Sub-Adviser receives an allocable portion of the Fund's adviser fee. The fee is paid by the Adviser out of its resources and is not an incremental Fund expense. For the six months ended April 30, 2010, the Sub-Adviser earned a fee of $41,243,269.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

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Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended April 30, 2010, the net fee paid to FAS was 0.076% of average daily net assets of the Fund. FAS waived $60,956 of its fee.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class A Shares, Class B Shares, Class C Shares and Class K Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:

Share Class Name	Percentage of Average Daily Net Assets of Class
Class A Shares	0.25%
Class B Shares	0.75%
Class C Shares	0.75%
Class K Shares	0.50%

Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the six months ended April 30, 2010, FSC voluntarily waived $7,733,316 of its fee. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended April 30, 2010, FSC retained $3,426,390 of fees paid by the Fund.

Sales Charges

Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the six months ended April 30, 2010, FSC retained $94,477 in sales charges from the sale of Class A Shares. FSC also retained $2,708 of CDSC relating to redemptions of Class A Shares and $5,711 relating to redemptions of Class C Shares.

Shareholder Services Fee

The Fund may pay fees (“Service Fees”) up to 0.25% of the average daily net assets of the Fund's Class A Shares, Class B Shares, Class C Shares and Class K Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Financial intermediaries may include a company affiliated with management of Federated Investors, Inc. A financial intermediary affiliated with management of Federated Investors, Inc. received $5,566 of Service Fees for the Semi-Annual Shareholder Report

six months ended April 30, 2010. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for Service Fees. For the six months ended April 30, 2010, FSSC voluntarily reimbursed $166,074 of Service Fees. For the six months ended April 30, 2010, FSSC received $2,388,766 of fees paid by the Fund.

Commitments and Contingencies

In the course of pursuing its investment objective, the Fund sometimes invests in limited partnerships and limited liability companies. These entities often require the Fund to commit to a total dollar amount to be invested. The actual investments are usually made in installments over a period of time. At April 30, 2010, the Fund had total commitments to limited partnerships and limited liability companies of $45,173,400; of this amount, $41,384,996 was actually invested by the Fund leaving the Fund contingently liable for additional investments of $3,788,404.

Interfund Transactions

During the six months ended April 30, 2010, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $4,922,559 and $9,897,855, respectively.

Expense Limitation

The Adviser and its affiliates (which may include FSC, FAS and FSSC) have voluntarily agreed to waive their fees and/or reimburse expenses so that total annual fund operating expenses (as shown in the financial highlights) paid by the Fund's Class A Shares, Class B Shares, Class C Shares and Class K Shares (after the voluntary waivers and reimbursements) will not exceed 1.95%, 2.50%, 2.50% and 1.95%, respectively, (the “Fee Limit”) through the later of (the “Termination Date”): (a) December 31, 2010; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.

General

Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

Transactions with Affiliated Companies and Affiliated Holdings

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting shares. Transactions with affiliated companies during the six months ended April 30, 2010, were as follows:

Affiliates	Balance of Shares Held 10/31/2009	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 4/30/2010	Value	Dividend Income
Alkermes, Inc.	12,057,000	—	2,057,000	10,000,000	$131,000,000	$ —
*Arena Pharmaceuticals, Inc.	9,850,800	—	6,850,800	3,000,000	9,750,000	—
Auxilium Pharmaceutical, Inc.	3,307,017	142,222	355,647	3,093,592	110,131,875	—
Semi-Annual Shareholder Report

Affiliates	Balance of Shares Held 10/31/2009	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 4/30/2010	Value	Dividend Income
Brasil Brokers Participacoes	8,718,450	—	—	8,718,450	39,623,619	635,496
Cbeyond Communications, Inc.	—	1,771,638	—	1,771,638	27,247,792	—
CETIP SA	17,903,500	4,615,358	—	22,518,858	171,004,703	426,282
*Chimera Investment Corp.	52,600,000	—	22,600,000	30,000,000	122,100,000	15,300,000
Conceptus, Inc.	600,000	—	—	600,000	11,364,000	—
Conceptus, Inc.	3,634,700	—	—	3,634,700	68,841,218	—
Conceptus, Inc.	714,286	—	—	714,286	13,528,577	—
Cubist Pharmaceuticals, Inc.	7,000,000	—	1,000,000	6,000,000	134,520,000	—
Dexcom, Inc.	4,916,800	—	—	4,916,800	53,838,960	—
Dyax Corp.	11,355,088	1,494,912	—	12,850,000	44,975,000	—
Endologix, Inc.	6,915,528	—	1,717,478	5,198,050	24,170,932	—
*Epigenomics AG	4,847,764	—	4,847,764	—	—	—
GeoEye, Inc.	924,656	225,344	—	1,150,000	32,775,000	—
Insulet Corp.	2,850,000	—	177,930	2,672,070	36,874,566	—
*Isis Pharmaceuticals, Inc.	6,880,757	—	4,880,757	2,000,000	21,500,000	—
Lodgenet Entertainment, Con. Pfd., Series B, $100.00 Annual Dividend	9,490	—	3,440	6,050	11,675,895	386,550
*National CineMedia, Inc.	2,358,759	—	408,287	1,950,472	37,136,987	686,795
*Neurocrine Biosciences, Inc.	2,395,733	—	529,070	1,866,663	5,991,988	—
Neutral Tandem, Inc.	—	2,000,000	—	2,000,000	33,900,000	—
*OSI Pharmaceuticals, Inc.	3,500,000	—	3,000,000	500,000	29,335,000	—
Progenics Pharmaceuticals, Inc.	4,700,000	546,193	—	5,246,193	33,785,483	—
RADWARE Ltd.	1,070,000	—	—	1,070,000	21,175,300	—
Repligen Corp.	2,791,203	208,797	1,957	2,998,043	10,523,131	—
Restoque Comercio e Confeccoes de Roupas SA	11,997,538	—	—	11,997,538	49,694,965	—
STR Holdings, Inc.	—	2,246,798	—	2,246,798	51,811,162	—
TNS, Inc.	2,011,100	953,545	—	2,964,645	76,932,538	—
Two Harbors Investment Co.	3,000,000	—	1,075,361	1,924,639	17,090,794	1,682,090
Semi-Annual Shareholder Report

Affiliates	Balance of Shares Held 10/31/2009	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 4/30/2010	Value	Dividend Income
Vical, Inc.	7,738,820	1,874,085	715,815	8,897,090	32,207,466	—
TOTAL OF AFFILIATED COMPANIES	196,648,989	16,078,892	50,221,306	162,506,575	$1,464,506,951	$19,117,213
*	At April 30, 2010, the Fund no longer has ownership of at least 5% of the voting shares.

Affiliated holdings are mutual funds which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated mutual funds. For the six months ended April 30, 2010, the Adviser reimbursed $742,557. Transactions with the affiliated holding during the six months ended April 30, 2010, were as follows:

Affiliate	Balance of Shares Held 10/31/2009	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 4/30/2010	Value	Dividend Income
Prime Value Obligations Fund, Institutional Shares	1,775,556,873	2,196,619,452	3,888,770,767	83,405,558	$83,405,558	$45,864

6. Investment TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended April 30, 2010, were as follows:

Purchases	$2,229,033,337
Sales	$2,532,884,276

7. CONCENTRATION OF RISK

The Fund invests in securities of non-U.S. issuers. Political or economic developments may have an effect on the liquidity and volatility of portfolio securities and currency holdings.

At April 30, 2010, the diversification of countries was as follows:

Country	Percentage of Net Assets
United States	72.2%
Brazil	9.9%
Ireland	4.3%
India	3.7%
Cayman Islands	2.9%
Canada	1.3%
Spain	1.0%
Hong Kong	0.8%
Israel	0.7%
Bermuda	0.5%
Semi-Annual Shareholder Report

Country	Percentage of Net Assets
Chile	0.5%
Singapore	0.4%
United Kingdom	0.4%
China	0.2%
Indonesia	0.2%
Japan	0.2%
Taiwan	0.2%
Italy	0.1%
Mexico	0.1%
Netherlands Antilles	0.1%
Philippines	0.1%
France	0.0%[1]
Germany	0.0%[1]
Luxembourg	0.0%[1]
Netherlands	0.0%[1]
Switzerland	0.0%[1]
1	Represents less than 0.1%.

8. LINE OF CREDIT

The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of April 30, 2010, there were no outstanding loans. During the six months ended April 30, 2010, the Fund did not utilize the LOC.

9. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of April 30, 2010, there were no outstanding loans. During the six months ended April 30, 2010, the program was not utilized.

10. REGULATORY SETTLEMENT PROCEEDS

The Fund received $22,307 and $82,951 for the six months ended April 30, 2010 and the year ended October 31, 2009, respectively, in settlement of administrative proceedings against other unaffiliated third parties involving findings by the SEC of market timing and/or late trading of mutual funds. The settlement is recorded as an increase to paid-in capital in the accompanying financial statements.

Semi-Annual Shareholder Report

11. Legal Proceedings

Since October 2003, Federated Investors, Inc. and related entities (collectively, “Federated”), and various Federated sponsored mutual funds (“Federated Funds”) have been named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of certain Federated Funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. Federated without admitting the validity of any claim has reached a preliminary settlement with the Plaintiffs in these cases. Any settlement would have to be approved by the Court. Federated entities have also been named as defendants in several additional lawsuits that are now pending in the United States District Court for the Western District of Pennsylvania. These lawsuits have been consolidated into a single action alleging excessive advisory fees involving the Fund. The Board of the Federated Funds retained the law firm of Dickstein Shapiro LLP to represent the Federated Funds in these lawsuits. Federated and the Federated Funds, and their respective counsel, have been defending this litigation, and none of the Federated Funds remains a defendant in any of the lawsuits (though, the Fund could potentially receive a recovery in the action alleging excessive advisory fees). Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek monetary damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Federated Funds, there can be no assurance that these suits, ongoing adverse publicity and/or other developments resulting from the allegations in these matters will not result in increased redemptions, or reduced sales, of shares of the Federated Funds or other adverse consequences for the Federated Funds.

12. Subsequent events

Management has evaluated subsequent events through the date the financial statements were issued, and determined that no events have occurred that require additional disclosure.

Semi-Annual Shareholder Report

Evaluation and Approval of Advisory Contract - May 2009

Federated Kaufmann Fund (the “Fund”)

The Fund's Board reviewed the Fund's investment advisory and subadvisory contracts at meetings held in May 2009. The Board's decision regarding these contracts reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory and subadvisory contracts.

During its review of these contracts, the Board considered compensation and benefits received by the Adviser and subadviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize “economies of scale” as a fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with a fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser and subadviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory and subadvisory contracts to the extent it considered them to be appropriate and relevant, as discussed further below.

Semi-Annual Shareholder Report

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory and subadvisory contracts occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory and subadvisory contracts included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's and subadviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace. Semi-Annual Shareholder Report

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because, it is believed that, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows; and portfolio manager time spent in review of securities pricing. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are highly important in judging the reasonableness of proposed fees.

For the one-year, three-year and five-year periods covered by the report, the Fund's performance was above the median of the relevant peer group. More specifically, the Fund's performance has been significantly and consistently above median over the longer term.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board Semi-Annual Shareholder Report considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reports regarding the institution or elimination of these voluntary waivers.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, compliance, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time. In this regard, the Senior Officer's evaluation noted that the Board is aware that the Fund is a relatively more expensive fund for the Adviser to manage than other Federated equity funds and, as noted earlier, that the Fund has also been significantly and consistently above median in its investment performance over the longer term. The Board agreed to monitor future developments and review changes in industry practices or competitive initiatives.

Semi-Annual Shareholder Report

It was noted in the materials for the Board meeting that for the period covered by the report, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was above the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund.

The Senior Officer's evaluation noted his belief that the information and observations contained in his evaluation supported a finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory and subadvisory contracts. The Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory and subadvisory contracts on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

Semi-Annual Shareholder Report

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's Web site at FederatedInvestors.com. To access this information from the “Products” section of the Web site, click on the “Prospectuses and Regulatory Reports” link under “Related Information,” then select the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the “Prospectuses and Regulatory Reports” link. Form N-PX filings are also available at the SEC's Web site at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's Web site at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the “Products” section of Federated's Web site at FederatedInvestors.com by clicking on “Portfolio Holdings” under “Related Information,” then selecting the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the “Portfolio Holdings” link.

Semi-Annual Shareholder Report

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERYIn an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Semi-Annual Shareholder Report

Federated Kaufmann Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561

Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 314172677
Cusip 314172669
Cusip 314172651

26667 (6/10)

Federated is a registered mark of Federated Investors, Inc.
2010  © Federated Investors, Inc.

Federated Kaufmann Fund

Established 2001

A Portfolio of Federated Equity Funds

SEMI-ANNUAL SHAREHOLDER REPORT

April 30, 2010

Class K Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLE
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Financial Highlights - Class K Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 4/30/2010	Year Ended October 31,
		2009	2008	2007	2006	2005
Net Asset Value, Beginning of Period	$4.23	$3.81	$7.03	$6.08	$5.52	$5.11
Income From Investment Operations:
Net investment income (loss)	(0.01)[1]	(0.00)[1,2]	(0.03)[1]	(0.04)[1]	(0.06)[1]	(0.05)[1]
Net realized and unrealized gain (loss) on investments, written options, futures contracts, short sales and foreign currency transactions	0.76	0.42	(2.56)	1.73	0.95	0.75
TOTAL FROM INVESTMENT OPERATIONS	0.75	0.42	(2.59)	1.69	0.89	0.70
Less Distributions:
Distributions from net investment income	(0.01)	—	—	—	—	—
Distributions from net realized gain on investments and foreign currency transactions	—	—	(0.63)	(0.74)	(0.33)	(0.29)
TOTAL DISTRIBUTIONS	(0.01)	—	(0.63)	(0.74)	(0.33)	(0.29)
Net Asset Value, End of Period	$4.97	$4.23	$3.81	$7.03	$6.08	$5.52
Total Return[3]	17.71%	11.02%	(40.23)%	31.07%	16.85%	14.25%
Ratios to Average Net Assets:
Net expenses	1.95%[4]	1.95%[5]	1.95%[5]	1.95%[5]	1.95%	1.95%
Net investment income (loss)	(0.46)%[4]	(0.12)%	(0.56)%	(0.63)%	(0.99)%	(1.01)%
Expense waiver/reimbursement[6]	0.52%[4]	0.53%	0.49%	0.48%	0.46%	0.45%
Supplemental Data:
Net assets, end of period (000 omitted)	$3,590,563	$3,168,922	$3,051,697	$5,432,110	$4,330,877	$3,856,427
Portfolio turnover	32%	91%	78%	49%	64%	71%
Semi-Annual Shareholder Report
1

1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.01.
3	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
4	Computed on an annualized basis.
5	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios were 1.95%, 1.95% and 1.95% for the years ended October 31, 2009, 2008 and 2007, respectively, after taking into account these expense reductions.
6	This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report
2

Shareholder Expense Example (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments and redemption/exchange fees; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2009 to April 30, 2010.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

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3

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments, or redemption/exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account Value 11/1/2009	Ending Account Value 4/30/2010	Expenses Paid During Period[1]
Actual	$1,000	$1,177.10	$10.53
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,015.12	$9.74
1	Expenses are equal to the Fund's annualized net expense ratio of 1.95%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half-year period).
Semi-Annual Shareholder Report

4

Portfolio of Investments Summary Table (unaudited)

At April 30, 2010, the Fund's sector composition1 was as follows:

Sector Composition	Percentage of Total Net Assets
Health Care	24.7%
Financials	17.9%
Industrials	16.8%
Information Technology	16.1%
Consumer Discretionary	8.5%
Materials	8.5%
Consumer Staples	3.6%
Telecommunication Services	2.0%
Energy	1.0%
Utilities	0.7%
Securities Lending Collateral[2]	16.2%
Cash Equivalents[3]	1.1%
Other Assets and Liabilities — Net[4]	(17.1)%
TOTAL	100.0%
1	Except for Securities Lending Collateral, Cash Equivalents and Other Assets and Liabilities, sector classifications are based upon, and individual portfolio securities are assigned to, the classifications of the Global Industry Classification System (GICS), except that the Adviser assigns a classification to securities not classified by the GICS and to securities for which the Adviser does not have access to the classification made by the GICS.
2	Cash collateral received from lending portfolio securities, which is invested in short-term investments such as repurchase agreements or money market mutual funds.
3	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements other than those representing securities lending collateral.
4	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
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5

Portfolio of Investments

April 30, 2010 (unaudited)

Shares or Principal Amount			Value in U.S. Dollars
		COMMON STOCKS – 98.8%
		Consumer Discretionary – 8.3%
851,314	[1,2]	ATA, Inc., ADR	3,013,651
314,550	[2,3,4]	B2W Companhia Global Do Varejo, GDR	13,887,382
75,000	[1]	Bed Bath & Beyond, Inc.	3,447,000
3,009,050		Bharat Forge Ltd.	18,556,426
2,667,050		Cia Hering	59,685,457
125,000	[1]	Dick's Sporting Goods, Inc.	3,638,750
225,000		Foot Locker, Inc.	3,453,750
15,000,000	[1,2]	Ford Motor Co.	195,300,000
225,000		Gentex Corp.	4,835,250
2,365,638		Golden Eagle Retail Group Ltd.	4,550,887
1,000,000	[1,3,4]	Hydrogen Corp.	19,000
60,000	[1]	Kohl's Corp.	3,299,400
794,000	[1]	L'Occitane International SA	1,542,155
892,613	[1]	Lincoln Educational Services	22,279,620
400,000		Lowe's Cos., Inc.	10,848,000
1,950,472		National CineMedia, Inc.	37,136,987
6,249,951		New World Department Store China	5,305,118
1,211,500		Nissan Motor Co., Ltd.	10,611,299
700,000	[1]	O'Reilly Automotive, Inc.	34,223,000
3,754,900		Parkson Retail Group Ltd.	6,121,819
800,000	[1]	Penn National Gaming, Inc.	24,768,000
100,000		PetSmart, Inc.	3,307,000
221,400		Phillips Van Heusen Corp.	13,950,414
11,997,538	[5]	Restoque Comercio e Confeccoes de Roupas SA	49,694,965
20,291,773	[1]	Sands China Ltd.	32,877,857
885,200		SEB — Sistema Educacional Brasileiro SA	11,707,607
60,000		Target Corp.	3,412,200
8,213,196	[1]	Wynn Macau Ltd.	12,965,801
1,000,000	[1]	Yoox SpA	9,241,998
		TOTAL	603,680,793
		Consumer Staples – 3.6%
291,654		Drogasil SA	5,025,191
2,977,700	[1]	Grupo Comercial Chedraui SA, de C.V.	8,694,456
12,399,736	[1]	Hypermarcas SA	171,203,028
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6

Shares or Principal Amount			Value in U.S. Dollars
1,650,000		Philip Morris International, Inc.	80,982,000
		TOTAL	265,904,675
		Energy – 1.0%
158,881		Canadian Natural Resources Ltd.	12,224,304
301,000	[1]	Concho Resources, Inc.	17,102,820
500,000	[1]	Dresser-Rand Group, Inc.	17,640,000
160,000		Halliburton Co.	4,904,000
76,000		Schlumberger Ltd.	5,427,920
526,881		Suncor Energy, Inc.	18,003,524
		TOTAL	75,302,568
		Financials – 17.7%
1,000,000		American Express Co.	46,120,000
627,700	[1]	Amil Participacoes SA	5,145,822
5,900,000		Bank of America Corp.	105,197,000
2,000,000		Bank of New York Mellon Corp.	62,260,000
3,131,219		BR Malls Participacoes	39,882,174
8,718,450	[5]	Brasil Brokers Participacoes	39,623,619
22,518,858	[1,5]	CETIP SA	171,004,703
30,000,000		Chimera Investment Corp.	122,100,000
1	[1,3,6]	FA Private Equity Fund IV LP	898,902
356,840	[2]	Greenhill & Co., Inc.	31,362,668
1,586,650		Housing Development Finance Corp. Ltd.	100,336,510
727,307	[1]	IFM Investments Ltd., ADR	4,160,196
1	[3]	Incuvest LLC	0
1	[1,3],6	Infrastructure Fund	20,429
3,250,000		J.P. Morgan Chase & Co.	138,385,000
1,385,551		LPS Brasil Cons De Imoveis	17,934,645
101,306,365	[1]	Metro Pacific Corp.	7,152,102
3,100,000		Morgan Stanley	93,682,000
1,812,787		Multiplan Empreendimentos Imobiliarios SA	31,182,126
604,000	[2]	New York Community Bancorp, Inc.	9,947,880
1	[1,3],6	Peachtree Leadscope LLC, Class A and B	0
1	[1,3],6	Peachtree Leadscope LLC, Class C	3,250,000
2,000,000		Power Finance Corp.	12,184,462
27,847,407		PT Bank Central Asia	16,774,816
1	[1,3],6	Rocket Ventures II	0
2,000,000		Rural Electrification Corp. Ltd.	11,429,542
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7

Shares or Principal Amount			Value in U.S. Dollars
1,350,000		State Street Corp.	58,725,000
1,924,639	[2,5]	Two Harbors Investment Co.	17,090,794
3,461,635	[2]	Wells Fargo & Co.	114,614,735
1,000,000		Willis Group Holdings PLC	34,450,000
		TOTAL	1,294,915,125
		Health Care – 24.1%
10,000,000	[1,2,5]	Alkermes, Inc.	131,000,000
1,000,000		Allergan, Inc.	63,690,000
1	[3,6]	Apollo Investment Fund V	4,332,760
2	[1,6]	Ardais Corp.	0
3,000,000	[1,2]	Arena Pharmaceuticals, Inc.	9,750,000
1,300,000	[1,2]	Athenahealth, Inc.	37,726,000
3,093,592	[1,2,5]	Auxilium Pharmaceutical, Inc.	110,131,875
2,000,000	[1,2]	BioMarin Pharmaceutical, Inc.	46,740,000
65,000	[1]	Bruker BioSciences Corp.	993,850
500,000	[1,2]	Cepheid, Inc.	9,995,000
274,595	[1,2]	Chindex International, Inc.	3,470,881
185,980	[1]	Chindex International, Inc.	2,350,787
3,634,700	[1,2,5]	Conceptus, Inc.	68,841,218
625,000	[1,3]	Conceptus, Inc.	11,837,500
600,000	[1,3,4,5]	Conceptus, Inc.	11,364,000
714,286	[1,3,5]	Conceptus, Inc.	13,528,577
797,358	[1]	Corcept Therapeutics, Inc.	2,695,070
2,278,165	[1]	Corcept Therapeutics, Inc.	7,700,198
500,000	[1,3,6]	Cortek, Inc.	0
6,000,000	[1,2,5]	Cubist Pharmaceuticals, Inc.	134,520,000
1	[3,6]	Denovo Ventures I LP	2,650,000
4,916,800	[1,2,5]	Dexcom, Inc.	53,838,960
126,065	[1]	Dexcom, Inc. Restricted	1,380,412
1,799,472		Dishman Pharmaceuticals & Chemicals Ltd.	8,827,301
552,681	[1]	Durect Corp.	1,575,141
12,850,000	[1,5]	Dyax Corp.	44,975,000
429,695	[1]	Emergency Medical Services Corp., Class A	22,722,272
5,198,050	[1,2,3,5]	Endologix, Inc.	24,170,932
3,555,556	[1]	Endologix, Inc.	16,533,335
900,000	[1]	Express Scripts, Inc., Class A	90,117,000
500,000		Hikma Pharmaceuticals PLC	4,804,980
Semi-Annual Shareholder Report
8

Shares or Principal Amount			Value in U.S. Dollars
900,000	[1]	Human Genome Sciences, Inc.	24,921,000
2,000,000	[1,2]	Illumina, Inc.	83,740,000
2,672,070	[1,2,5]	Insulet Corp.	36,874,566
2,000,000	[1,2]	Isis Pharmaceuticals, Inc.	21,500,000
1	[3,6]	Latin Healthcare Fund	1,043,235
100,000	[1,2]	LifeWatch AG	1,653,247
1,000,000	[1,2]	Masimo Corp.	23,410,000
762,900		Merck & Co., Inc.	26,732,016
1,650,000	[1,2]	Mylan Laboratories, Inc.	36,349,500
1,364,785	[1,2]	Nektar Therapeutics	19,052,399
1,866,663	[1]	Neurocrine Biosciences, Inc.	5,991,988
50,000	[1,2]	NuVasive, Inc.	2,080,000
500,000	[1]	OSI Pharmaceuticals, Inc.	29,335,000
1	[1,3,6]	Peachtree Velquest	0
2,000,000		Piramal Healthcare Ltd.	24,058,023
5,246,193	[1,5]	Progenics Pharmaceuticals, Inc.	33,785,483
3,000,000	[1,2]	Protalix Biotherapeutics, Inc.	20,310,000
379,300	[1,2]	Regeneron Pharmaceuticals, Inc.	9,683,529
2,998,043	[1,5]	Repligen Corp.	10,523,131
1,001,800	[1,2]	Savient Pharmaceuticals, Inc.	14,526,100
3,000,000	[1,2]	Seattle Genetics, Inc.	37,800,000
190,400		Sinopharm Medicine Holding Co., Ltd.	857,576
1,077,000	[1,2]	Somaxon Pharmaceuticals, Inc.	7,743,630
274	[1,6]	Soteira, Inc.	176
421,907	[1,2]	Spectrum Pharmaceuticals, Inc.	2,177,040
200,000	[1]	St. Jude Medical, Inc.	8,164,000
5,000,000	[1]	Talecris Biotherapeutics Holdings Corp.	93,750,000
3,828,252	[1]	Threshold Pharmaceuticals, Inc.	6,622,876
8,897,090	[1,2,5]	Vical, Inc.	32,207,466
7,000,000	[1]	Warner Chilcott PLC	198,520,000
180,000	[1,2]	Watson Pharmaceuticals, Inc.	7,707,600
		TOTAL	1,763,382,630
		Industrials – 16.8%
500,000		3M Co.	44,335,000
194,815	[1]	AerCap Holdings NV, ADR	2,688,447
1,150,500		Bharat Heavy Electricals Ltd.	64,253,277
100,000		C.H. Robinson Worldwide, Inc.	6,030,000
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9

Shares or Principal Amount			Value in U.S. Dollars
241,000		Caterpillar, Inc.	16,409,690
1,000,000	[2]	CLARCOR, Inc.	37,820,000
401,100	[1]	Copart, Inc.	14,315,259
500,000	[1,2]	CoStar Group, Inc.	21,975,000
1,000,000	[1]	Covanta Holding Corp.	17,480,000
2,066,527		Crompton Greaves Ltd.	12,210,665
700,000		CSX Corp.	39,235,000
750,000		Cummins, Inc.	54,172,500
375,000		Danaher Corp.	31,605,000
2,255,565		Expeditors International Washington, Inc.	91,891,718
1,300,000		FedEx Corp.	117,013,000
100,000	[1,2]	First Solar, Inc.	14,355,000
1,150,000	[1,5]	GeoEye, Inc.	32,775,000
767,016	[2]	IESI-BFC Ltd.	15,018,173
400,000	[1]	IHS, Inc., Class A	20,268,000
305,416	[2]	Iron Mountain, Inc.	7,681,213
11,000,000	[1,2]	Jet Blue Airways Corp.	61,490,000
255,100		Joy Global, Inc.	14,492,231
1,325,432	[1,2]	KAR Auction Services Inc.	20,623,722
300,000		L-3 Communications Holdings, Inc.	28,071,000
3,245,716		Max India Ltd.	12,793,353
500,000		Norfolk Southern Corp.	29,665,000
380,000		Precision Castparts Corp.	48,769,200
1,062,947	[1]	RailAmerica, Inc.	13,701,387
650,000		Rockwell Collins	42,250,000
2,900,000	[1]	Ryanair Holdings PLC, ADR	81,664,000
400,700	[1]	Trina Solar Ltd., ADR	10,366,109
600,000		Union Pacific Corp.	45,396,000
850,000		United Technologies Corp.	63,707,500
3,100,000	[1,2]	Verisk Analytics, Inc.	86,862,000
225,000		Wabtec Corp.	10,705,500
		TOTAL	1,232,088,944
		Information Technology – 16.1%
2,000,000	[1]	Advanced Micro Devices, Inc.	18,120,000
1,550,000	[1,2]	Akamai Technologies, Inc.	60,186,500
4,671,788	[1]	Amadeus IT Holding SA	74,643,013
1,475,239	[1]	Avago Technologies Ltd.	30,271,904
Semi-Annual Shareholder Report
10

Shares or Principal Amount			Value in U.S. Dollars
780,000	[1,2]	Blackboard, Inc.	33,189,000
500,000	[1]	BMC Software, Inc.	19,680,000
750,000	[1,2]	Check Point Software Technologies Ltd.	26,715,000
4,612,700		CIELO SA	44,793,543
3,000,000	[1,2]	Comverse Technology, Inc.	27,540,000
405,450	[1]	DG Fastchannel, Inc.	14,263,731
1,059,322	[1,3,6]	Expand Networks Ltd.	0
87,750	[1]	Google, Inc.	46,107,360
17,908,025	[1]	Inotera Memories, Inc.	12,724,521
13,553,200		Inspur International Ltd.	1,386,165
530,000	[2]	Mastercard, Inc.	131,461,200
1,150,000	[1]	McAfee, Inc.	39,962,500
1,600,000	[2]	Microchip Technology, Inc.	46,736,000
8,000,000	[1,2]	Micron Technology, Inc.	74,800,000
3,806,875	[1,2]	Microsemi Corp.	63,041,850
1,000,000	[2]	Microsoft Corp.	30,540,000
329,822	[1,2]	Monster Worldwide, Inc.	5,748,798
2,571,071	[1]	NCR Corp.	33,835,294
150,000	[1]	NetApp, Inc.	5,200,500
2,156,725	[1]	NIC, Inc.	15,204,911
1,500,000	[1,2]	NVIDIA Corp.	23,580,000
5,900,000	[1]	ON Semiconductor Corp.	46,846,000
1	[3,6]	Peachtree Open Networks	0
650,000		Qualcomm, Inc.	25,181,000
706,784	[1,2]	QuinStreet, Inc.	11,937,582
1,070,000	[1,5]	RADWARE Ltd.	21,175,300
3,709,800		Redecard SA	61,251,983
1,000,000	[1,2]	Rubicon Technology, Inc.	27,140,000
3,751,199	[1,3,6]	Sensable Technologies, Inc.	0
600,000	[1]	Smart Modular Technologies (WWH), Inc.	4,212,000
3,485,000	[1]	Telecity Group PLC	21,754,636
2,964,645	[1,5]	TNS, Inc.	76,932,538
		TOTAL	1,176,162,829
		Materials – 8.5%
904,800		Barrick Gold Corp.	39,404,040
14,600	[1]	Brenntag AG	1,061,378
750,000	[2]	Dow Chemical Co.	23,122,500
Semi-Annual Shareholder Report
11

Shares or Principal Amount			Value in U.S. Dollars
500,000	[2]	Ecolab, Inc.	24,420,000
34,547,300		Huabao International Holdings Ltd.	39,743,658
145,094,512		Lee & Man Paper Manufacturing Ltd.	126,049,450
400,000		Monsanto Co.	25,224,000
237,500		Mosaic Co./The	12,145,750
1,100,000		Newmont Mining Corp.	61,688,000
33,986,100		Nine Dragons Paper Holdings Ltd.	57,165,140
100,000		Potash Corp. of Saskatchewan, Inc.	11,050,000
365,000		Praxair, Inc.	30,576,050
1,000,000	[2]	Sociedad Quimica Y Minera de Chile, ADR	36,000,000
2,246,798	[1,2,5]	STR Holdings, Inc.	51,811,162
885,000	[2]	United States Steel Corp.	48,374,100
200,000		Vulcan Materials Co.	11,456,000
17,447,500	[1]	Yingde Gases Group Co.	19,196,652
		TOTAL	618,487,880
		Telecommunication Services – 2.0%
1,771,638	[1,2,5]	Cbeyond Communications, Inc.	27,247,792
2,000,000	[1,2,5]	Neutral Tandem, Inc.	33,900,000
1,100,000	[2]	NTELOS Holdings Corp.	21,593,000
3,400,000	[1,2]	TW Telecom, Inc.	60,520,000
		TOTAL	143,260,792
		Utilities – 0.7%
146,559	[1],6	BF Investment Ltd.	494,538
146,559	[1]	BF Utilities Ltd.	2,946,802
12,164	[1,3,4]	EDP Renovaveis SA	86,407
900,000	[2]	ITC Holdings Corp.	50,247,000
		TOTAL	53,774,747
		TOTAL COMMON STOCKS (IDENTIFIED COST $5,294,278,093)	7,226,960,983
		WARRANTS – 0.2%
		Consumer Discretionary – 0.0%
870,000	[1,6]	Hydrogen Corp., 10/23/2013	0
250,000	[1,6]	Hydrogen Corp., 5/5/2011	0
200,000	[1,6]	Hydrogen Corp., 8/22/2013	0
		TOTAL	0
		Health Care – 0.2%
1,500,000	[1]	Advancis Pharmaceutical Corp., 4/12/2012	5,112
Semi-Annual Shareholder Report
12

Shares or Principal Amount			Value in U.S. Dollars
382,897	[1]	Alexza Pharmaceuticals, Inc., 10/5/2016	1,089,412
157,125	[1]	Clinical Data, Inc., 5/24/2012	2,031
797,358	[1]	Corcept Therapeutics, Inc., 4/21/2013	1,858,815
242,091	[1]	Cyclacel Pharmaceuticals, Inc., 2/17/2014	137,083
857,143	[1]	Cyclacel Pharmaceuticals, Inc., 4/28/2013	1,012,611
2,750,000	[1]	Dynavax Technologies Corp., 4/16/2015	4,296,589
1,042,038	[1]	Favrille, Inc., 11/7/2012	21
461,121	[1]	Favrille, Inc., 3/7/2011	0
27,781	[1]	IntelliPharmaCeutics International, Inc., 8/8/2011	11,493
222,650	[1]	Pharmacopeia, Inc., 4/19/2012	2,474
1,713,798	[1]	Threshold Pharmaceuticals, Inc., 10/5/2014	2,280,892
		TOTAL	10,696,533
		TOTAL WARRANTS (IDENTIFIED COST $1,216,022)	10,696,533
		Preferred Stocks – 0.2%
		Consumer Discretionary – 0.2%
6,050	[3,4,5]	Lodgenet Entertainment, Conv. Pfd., Series B, $100.00 Annual Dividend	11,675,895
		Health Care – 0.0%
1,694,915	[1,3,6]	Ardais Corp., Conv. Pfd.	0
790,960	[1,3,6]	Ardais Corp., Conv. Pfd., Series C	0
6,461,352		Bellus Health, Inc., Conv. Pfd., Series A	1,130,737
446,816	[1,3,6]	Cortek, Inc., Conv. Pfd., Series D2	0
1,515,152	[1,3,6]	Cortex, Inc., Pfd., Series D	0
958,744	[6]	Soteira, Inc., Pfd.	616,987
		TOTAL	1,747,724
		Information Technology – 0.0%
679,348	[1,3,6]	Multiplex, Inc., Pfd., Series C	0
		TOTAL PREFERRED STOCKS (IDENTIFIED COST $31,446,904)	13,423,619
		Corporate Bonds – 0.6%
		Consumer Discretionary – 0.0%
$722,050	[6]	Hydrogen Corp., 12.00%, 8/15/2010	0
		Financials – 0.2%
6,848,000	[3,4]	Alexandria Real Estate Equities, Inc., Conv. Bond, 8.00%, 4/15/2029	12,716,120
		Health Care – 0.4%
27,670,000		Insulet Corp., Conv. Bond, 5.375%, 6/15/2013	26,318,320
Semi-Annual Shareholder Report
13

Shares or Principal Amount			Value in U.S. Dollars
		Information Technology – 0.0%
$24,802,000	[3,4]	BearingPoint, Inc., Conv. Bond, 5.00%, 4/15/2025	3,596,290
		Telecommunication Services – 0.0%
2,716,000	[3,4]	SBA Communications, Corp., Conv. Bond, 4.00%, 10/1/2014	3,640,934
		TOTAL CORPORATE BONDS (IDENTIFIED COST $62,489,687)	46,271,664
		MUTUAL FUND – 1.1%
83,405,558	[5,7]	Prime Value Obligations Fund, Institutional Shares, 0.18% (AT NET ASSET VALUE)	83,405,558
		REPURCHASE AGREEMENT – 16.2%
$1,182,156,000		Interest in $8,020,000,000 joint repurchase agreement 0.21%, dated 4/30/2010 under which Bank of America, N.A. will repurchase securities provided as collateral for $8,020,140,350 on 5/3/2010. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 1/20/2040 and market value of those underlying securities was $8,180,543,158. (purchased with proceeds from securities lending collateral) (AT COST)	1,182,156,000
		TOTAL INVESTMENTS — 117.1% (IDENTIFIED COST $6,654,992,264)[8]	8,562,914,357
		OTHER ASSETS AND LIABILITIES - NET — (17.1)%[9]	(1,249,144,446)
		TOTAL NET ASSETS — 100%	$7,313,769,911

At April 30, 2010, the Fund had outstanding foreign exchange contracts as follows:

Settlement Date	Foreign Currency Units to Deliver	In Exchange For	Unrealized Appreciation/ (Depreciation)
Contracts Purchased:
5/3/2010	392,532 Brazilian Real	$227,146	$(1,326)
5/3/2010	26,950,321 Euros	$35,423,772	$459,227
5/3/2010	4,605,934 Euros	$6,068,872	$63,699
5/3/2010	5,833,924 Hong Kong Dollar	$751,494	$(102)
5/4/2010	16,253,579 Euros	$21,521,363	$119,460
5/4/2010	4,648,216 Euros	$6,150,520	$38,347
5/5/2010	101,241,800 Mexican Peso	$8,255,404	$(32,553)
NET UNREALIZED APPRECIATION ON FOREIGN EXCHANGE CONTRACTS			$646,752

Net Unrealized Appreciation on Foreign Exchange Contracts is included in “Other Assets and Liabilities — Net.”

1	Non-income producing security.
2	All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers.
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3	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At April 30, 2010, these restricted securities amounted to $118,718,363, which represented 1.6% of total net assets.
4	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At April 30, 2010, these liquid restricted securities amounted to $56,986,028, which represented 0.8% of total net assets.
5	Affiliated company.
6	Market quotations and price evaluations are not available. Fair value determined in accordance with procedures established by and under the general supervision of the Trustees.
7	7-Day net yield.
8	The cost of investments for federal tax purposes amounts to $6,656,338,684.
9	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities. A significant portion of this balance represents loans to unaffiliated qualified brokers for securities lending. The Fund receives cash from the broker as collateral for the loaned securities and reinvests the collateral in certain short-term securities such as repurchase agreements or money market mutual funds.

Note: The categories of investments are shown as a percentage of total net assets at April 30, 2010.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of April 30, 2010, in valuing the Fund's assets carried at fair value:

Valuation Inputs
	Level 1 - Quoted Prices and Investments in Mutual Funds	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Equity Securities:
Common Stock
Domestic	$5,197,534,637	$658,620,489	$12,195,502	$5,868,350,628
International	1,358,115,817	—	494,538	1,358,610,355
Preferred Stock
Domestic	1,130,737	11,675,895	616,987	13,423,619
Debt Securities:
Corporate Bonds	—	46,271,664	—	46,271,664
Warrants	—	10,696,533	—	10,696,533
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Valuation Inputs
	Level 1 - Quoted Prices and Investments in Mutual Funds	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Mutual Fund	83,405,558	—	—	83,405,558
Repurchase Agreement	—	1,182,156,000	—	1,182,156,000
TOTAL SECURITIES	$6,640,186,749	$1,909,420,581	$13,307,027	$8,562,914,357
OTHER FINANCIAL INSTRUMENTS*	$646,752	$ —	$ —	$646,752
*	Other financial instruments include foreign exchange contracts.
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Following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:
	Investments in Common Stock - Domestic Securities	Investments in Common Stock - International Securities	Investments in Preferred Stock - Domestic Securities	Investments in Corporate Bonds Securities	Investments in Warrants
Balance as of November 1, 2009	$26,595,794	$ —	$616,987	$144,410	$3,764,140
Change in unrealized appreciation/ depreciation	(1,131,861)	494,538		86,809	(788,649)
Net purchases (sales)	(811,930)	— [1]	—	(231,219)	(99,750)
Transfers in and/or out of level 3	(12,456,501)	—	—	—	(2,875,741)
Balance as of April 30, 2010	$12,195,502	$494,538	$616,987	$ —	$ —
The total change in unrealized appreciation (depreciation) included in the Statement of Operations attributable to investments still held at April 30, 2010.	$(1,432,699)	$494,538	$ —	$86,809	$ —
1	Shares acquired in conjunction with a spinoff were recorded at zero cost.

The following acronyms are used throughout this portfolio:

ADR	— American Depositary Receipt
GDR	— Global Depository Receipt

See Notes which are an integral part of the Financial Statements

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Statement of Assets and Liabilities

April 30, 2010 (unaudited)

Assets:
Investments in repurchase agreements	$1,182,156,000
Investments in securities	7,380,758,357
Total investments in securities, at value including $1,322,098,534 of investments in affiliated issuers (Note 5) and $1,113,443,578 of securities loaned (identified cost $6,654,992,264)		$8,562,914,357
Cash denominated in foreign currencies (identified cost $4,723,980)		4,730,937
Income receivable		3,642,022
Receivable for investments sold		57,478,307
Receivable for shares sold		4,585,899
Receivable for foreign exchange contracts		680,733
TOTAL ASSETS		8,634,032,255
Liabilities:
Payable for investments purchased	112,956,448
Payable for shares redeemed	14,468,962
Payable for foreign exchange contracts	33,981
Payable for collateral due to broker for securities lending	1,182,156,000
Payable for limited partnership commitments	2,500,000
Payable for capital gains taxes withheld	625,597
Payable for Directors'/Trustees' fees	13,527
Payable for distribution services fee (Note 5)	1,437,240
Payable for shareholder services fee (Note 5)	3,767,499
Accrued expenses	2,303,090
TOTAL LIABILITIES		1,320,262,344
Net assets for 1,486,850,181 shares outstanding		$7,313,769,911
Net Assets Consist of:
Paid-in capital		$6,232,796,536
Net unrealized appreciation of investments and translation of assets and liabilities in foreign currency		1,907,988,720
Accumulated net realized loss on investments, short sales, futures contracts, written options and foreign currency transactions		(801,209,027)
Net investment income (loss)		(19,741,358)
Distributions in excess of net investment income		(6,064,960)
TOTAL NET ASSETS		$7,313,769,911
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Statement of Assets and Liabilities — continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($2,447,330,449 ÷ 492,733,072 shares outstanding), no par value, unlimited shares authorized	$4.97
Offering price per share (100/94.50 of $4.97)	$5.26
Redemption proceeds per share	$4.97
Class B Shares:
Net asset value per share ($565,226,503 ÷ 120,400,262 shares outstanding), no par value, unlimited shares authorized	$4.69
Offering price per share	$4.69
Redemption proceeds per share (94.50/100 of $4.69)	$4.43
Class C Shares:
Net asset value per share ($710,649,785 ÷ 151,321,797 shares outstanding), no par value, unlimited shares authorized	$4.70
Offering price per share	$4.70
Redemption proceeds per share (99.00/100 of $4.70)	$4.65
Class K Shares:
Net asset value per share ($3,590,563,174 ÷ 722,395,050 shares outstanding), no par value, unlimited shares authorized	$4.97
Offering price per share	$4.97
Redemption proceeds per share (99.80/100 of $4.97)	$4.96

See Notes which are an integral part of the Financial Statements

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Statement of Operations

Six Months Ended April 30, 2010 (unaudited)

Investment Income:
Dividends (including $19,163,077 received from affiliated issuers (Note 5) and net of foreign taxes withheld of $305,834)		$48,983,458
Interest (including income on securities loaned of $804,415)		3,372,796
TOTAL INCOME		52,356,254
Expenses:
Investment adviser fee (Note 5)	$50,018,433
Administrative personnel and services fee (Note 5)	2,732,115
Custodian fees	1,390,469
Transfer and dividend disbursing agent fees and expenses — Class A Shares	1,837,518
Transfer and dividend disbursing agent fees and expenses — Class B Shares	451,724
Transfer and dividend disbursing agent fees and expenses — Class C Shares	546,614
Transfer and dividend disbursing agent fees and expenses — Class K Shares	2,900,181
Directors'/Trustees' fees	7,281
Auditing fees	18,160
Legal fees	7,716
Portfolio accounting fees	109,122
Distribution services fee — Class A Shares (Note 5)	2,914,992
Distribution services fee — Class B Shares (Note 5)	2,150,759
Distribution services fee — Class C Shares (Note 5)	2,601,618
Distribution services fee — Class K Shares (Note 5)	8,552,092
Shareholder services fee — Class A Shares (Note 5)	2,860,892
Shareholder services fee — Class B Shares (Note 5)	716,920
Shareholder services fee — Class C Shares (Note 5)	865,940
Shareholder services fee — Class K Shares (Note 5)	4,241,725
Account administration fee — Class A Shares	19,592
Account administration fee — Class C Shares	1,266
Account administration fee — Class K Shares	6,866
Share registration costs	33,688
Printing and postage	312,576
Insurance premiums	7,562
Miscellaneous	17,236
TOTAL EXPENSES	85,323,057
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Statement of Operations — continued
Waivers and Reimbursements (Note 5):
Waiver/reimbursement of investment adviser fee	$(5,265,099)
Waiver of administrative personnel and services fee	(60,956)
Waiver of distribution services fee — Class A Shares	(1,227,599)
Waiver of distribution services fee — Class C Shares	(201,173)
Waiver of distribution services fee — Class K Shares	(6,304,544)
Reimbursement of shareholder services fee — Class B Shares	(166,074)
TOTAL WAIVERS AND REIMBURSEMENTS		$(13,225,445)
Net expenses			$72,097,612
Net investment income (loss)			(19,741,358)
Realized and Unrealized Gain (Loss) on Investments, Short Sales and Foreign Currency Transactions:
Net realized gain on investments and foreign currency transactions (including realized loss of $12,516,424 on sale of investments in affiliated issuers (Note 5) and foreign taxes withheld of $(1,879,493))			205,053,873
Net realized loss on short sales			(2,105,124)
Net change in unrealized appreciation of investments and translation of assets and liabilities in foreign currency			955,075,247
Net change in unrealized depreciation of short sales			1,449,124
Net realized and unrealized gain on investments, short sales and foreign currency transactions			1,159,473,120
Change in net assets resulting from operations			$1,139,731,762

See Notes which are an integral part of the Financial Statements

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Statement of Changes in Net Assets

	Six Months Ended (unaudited) 4/30/2010	Year Ended 10/31/2009
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$(19,741,358)	$(13,924,321)
Net realized gain (loss) on investments, short sales, written options, futures contracts and foreign currency transactions	202,948,749	(885,478,183)
Net change in unrealized appreciation/depreciation of investments, short sales and translation of assets and liabilities in foreign currency	956,524,371	1,498,296,820
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	1,139,731,762	598,894,316
Distributions to Shareholders:
Distributions from net investment income
Class A Shares	(4,293,306)	—
Class K Shares	(6,296,827)	—
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(10,590,133)	—
Share Transactions:
Proceeds from sale of shares	413,421,429	781,547,383
Net asset value of shares issued to shareholders in payment of distributions declared	9,826,302	—
Cost of shares redeemed	(779,710,492)	(1,408,747,444)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(356,462,761)	(627,200,061)
Regulatory Settlement Proceeds:
Net increase from regulatory settlement (Note 10)	22,307	82,951
Change in net assets	772,701,175	(28,222,794)
Net Assets:
Beginning of period	6,541,068,736	6,569,291,530
End of period (including distributions in excess of net investment income of $(6,064,960) and accumulated net investment loss of $(19,741,358) for the six months ended April 30, 2010 and undistributed net investment income of $4,525,173 for the year ended October 31, 2009)	$7,313,769,911	$6,541,068,736

See Notes which are an integral part of the Financial Statements

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Notes to Financial Statements

April 30, 2010 (unaudited)

1. ORGANIZATION

Federated Equity Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 12 portfolios. The financial statements included herein are only those of Federated Kaufmann Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers four classes of shares: Class A Shares, Class B Shares, Class C Shares and Class K Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The financial highlights of the Class A Shares, Class B Shares and Class C Shares are presented separately. The investment objective of the Fund is to provide capital appreciation.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
  Shares of other mutual funds are valued based upon their reported NAVs.
  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market Semi-Annual Shareholder Report
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conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Repurchase Agreements

It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

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The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Gains and Losses, Expenses and Distributions

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income, if any, are declared and paid annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that Class A Shares, Class B Shares, Class C Shares and Class K Shares may bear distribution services fees, shareholder services fees, account administration fees and certain transfer and dividend disbursing agent fees unique to those classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts on fixed-income securities are amortized/accreted for financial statement purposes.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended April 30, 2010, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of April 30, 2010, tax years 2006 through 2009 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.

The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.

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When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Futures Contracts

The Fund may purchase and sell financial futures contracts to enhance yield, manage cash flows and to potentially reduce transaction costs. Upon entering into a financial futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures are exchange traded and the exchange's clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

At April 30, 2010, the Fund had no outstanding futures contracts.

Foreign Exchange Contracts

The Fund may enter into foreign exchange contracts for the delayed delivery of securities or foreign currency exchange transactions. The Fund may enter into foreign exchange contracts to protect assets against adverse changes in foreign currency exchange rates or exchange control regulations. Purchased contracts are used to acquire exposure to foreign currencies, whereas, contracts to sell are used to hedge the Fund's securities against currency fluctuations. Risks may arise upon entering into these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date.

Foreign exchange contracts outstanding at period end are listed after the Fund's Portfolio of Investments.

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies (FCs) are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

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Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.

Option Contracts

The Fund may buy or sell put and call options to obtain premiums from the sale of derivative contracts, realized gains from trading a derivative contract, or hedge against potential losses. The seller (writer) of an option receives a payment or premium, from the buyer, which the writer keeps regardless of whether the buyer exercises the option. When the Fund writes a put or call option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. Premiums received from writing options which expire are treated as realized gains. The Fund, as a writer of an option, bears the market risk of an unfavorable change in the price of the underlying reference instrument. When the Fund purchases a put or call option, an amount equal to the premium paid is recorded as an increase to the cost of the investment and subsequently marked to market to reflect the current value of the option purchased. Premiums paid for purchasing options which expire are treated as realized losses. Premiums received/paid for writing/purchasing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying reference instrument to determine the realized gain or loss. The risk associated with purchasing put and call options is limited to the premium paid. Options can trade on securities or commodities exchanges. In this case, the exchange sets all the terms of the contract except for the price. Most exchanges require investors to maintain margin accounts through their brokers to cover their potential obligations to the exchange. This protects investors against potential defaults by the counterparty.

At April 30, 2010, the Fund had no outstanding written option contracts.

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Securities Lending

The Fund participates in a securities lending program providing for the lending of equity securities to qualified brokers. The Fund normally receives cash collateral for securities loaned that is invested in an affiliated money market fund or in short-term securities including repurchase agreements. Collateral is maintained at a minimum level of 100% of the market value of investments loaned, plus interest, if applicable. Earnings on collateral are allocated between the securities lending agent, as a fee for its services under the program, and the Fund, according to agreed-upon rates.

As of April 30, 2010, securities subject to this type of arrangement and related collateral were as follows:

Market Value of Securities Loaned	Market Value of Collateral
$1,113,443,578	$1,182,156,000

Short Sales

The Fund may sell a security short in an effort to take advantage of an anticipated decline in the price of the security. In a short sale, the Fund sells a security it does not own, and must borrow the security in order to deliver it at completion of the sale. The Fund then has an obligation to replace the borrowed security. If the Fund can buy the security back at a lower price than it sold it for, a gain is realized. If the Fund has to buy the security back at a higher price, a loss is realized. For the six months ended April 30, 2010, the Fund had a net realized loss on short sales of $2,105,124.

The Fund has an obligation to replace the borrowed security. While the security is borrowed, the proceeds from the sale are deposited with the lender (“Prime Broker”). The Prime Broker charges a fee for this service. The Fund may be required to pay interest and/or the equivalent of any dividend payments paid by the security to the Prime Broker.

Restricted Securities

The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in accordance with procedures established by and under the general supervision of the Trustees.

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Additional information on restricted securities, excluding securities purchased under Rule 144A, if applicable, that have been deemed liquid by the Trustees, held at April 30, 2010, is as follows:
Security	Acquisition Date	Acquisition Cost	Market Value
Apollo Investment Fund V	5/18/2001	$ —	$4,332,760
Ardais Corp., Conv. Pfd.	3/2/2001 - 3/8/2001	9,999,999	—
Ardais Corp., Conv. Pfd., Series C	12/18/2002	4,666,664	—
Conceptus, Inc.	8/11/2005	4,500,000	11,837,500
Conceptus, Inc.	4/10/2001	5,000,000	13,528,577
Cortek, Inc.	2/29/2000	—	—
Cortek, Inc., Conv. Pfd., Series D2	3/31/2003	—	—
Cortex, Inc., Pfd., Series D	6/18/2001	—	—
Denovo Ventures I LP	3/9/2000	3,482,145	2,650,000
Endologix, Inc.	12/12/8/2003 - 7/30/2009	19,440,145	24,170,932
Expand Networks Ltd.	9/22/2000	2,500,000	—
FA Private Equity Fund IV LP	3/4/2002	710,660	898,902
Incuvest LLC	1/6/2000	5,000,000	—
Infrastructure Fund	8/11/2000	410,088	20,429
Latin Healthcare Fund	11/28/2000	—	1,043,235
Multiplex, Inc., Pfd., Series C	2/22/2001	5,000,001	—
Peachtree Leadscope LLC, Class A and B	6/30/2000	712,054	—
Peachtree Leadscope LLC, Class C	4/30/2002	3,000,000	3,250,000
Peachtree Open Networks	10/5/2000	892,599	—
Peachtree Velquest	9/14/2000	494,382	—
Rocket Ventures II	7/20/1999	10,015,342	—
Sensable Technologies, Inc.	10/15/2004	—	—

Additional Disclosure Related to Derivative Instruments

Fair Value of Derivative Instruments
	Asset
	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments under ASC Topic 815
Foreign exchange contracts	Receivable for foreign exchange contracts	$680,733	Payable for foreign exchange contracts	$33,981
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The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended April 30, 2010

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Forward Currency Contracts
Foreign exchange contracts	$134,045
Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Forward Currency Contracts
Foreign exchange contracts	$722,934

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

3. SHARES OF BENEFICIAL INTEREST

The following tables summarize share activity:

	Six Months Ended 4/30/2010		Year Ended 10/31/2009
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	56,397,244	$263,781,368	129,793,261	$486,148,491
Shares issued to shareholders in payment of distributions declared	801,053	3,756,940	—	—
Shares redeemed	(74,335,236)	(348,671,432)	(187,402,355)	(682,429,197)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	(17,136,939)	$(81,133,124)	(57,609,094)	$(196,280,706)
	Six Months Ended 4/30/2010		Year Ended 10/31/2009
Class B Shares:	Shares	Amount	Shares	Amount
Shares sold	3,018,620	$13,461,211	8,179,498	$28,618,485
Shares issued to shareholders in payment of distributions declared	—	—	—	—
Shares redeemed	(23,428,867)	(103,656,374)	(47,455,866)	(164,665,568)
NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	(20,410,247)	$(90,195,163)	(39,276,368)	$(136,047,083)
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	Six Months Ended 4/30/2010		Year Ended 10/31/2009
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	8,343,415	$37,013,412	25,317,394	$88,656,699
Shares issued to shareholders in payment of distributions declared	—	—	—	—
Shares redeemed	(21,161,001)	(93,820,213)	(56,803,525)	(193,749,224)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	(12,817,586)	$(56,806,801)	(31,486,131)	$(105,092,525)
	Six Months Ended 4/30/2010		Year Ended 10/31/2009
Class K Shares:	Shares	Amount	Shares	Amount
Shares sold	21,082,573	$99,165,438	48,539,071	$178,123,708
Shares issued to shareholders in payment of distributions declared	1,294,107	6,069,362	—	—
Shares redeemed	(49,752,930)	(233,562,473)	(100,648,477)	(367,903,455)
NET CHANGE RESULTING FROM CLASS K SHARE TRANSACTIONS	(27,376,250)	$(128,327,673)	(52,109,406)	$(189,779,747)
NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	(77,741,022)	$(356,462,761)	(180,480,999)	$(627,200,061)

Redemption Fee

The Fund's Class K Shares impose a redemption fee of 0.20% on the redemption price of the Fund's Class K Shares redeemed, if such shares were purchased after February 1, 1985. The redemption fee is applied to the Fund's Class K Shares expenses for providing redemption services, including, but not limited to: transfer agent fees, postage, printing, telephone and related employment costs. Any excess fee proceeds are added to the Fund's assets. Shares acquired through employer-sponsored retirement plans will not be subject to the redemption fee. However, if shares are purchased for a retirement plan account through a broker, financial institution or other intermediary maintaining an omnibus account for the shares, the waiver may not apply. In addition, this waiver does not apply to individual retirement accounts, such as Traditional, Roth and SEP-IRAs. For the six months ended April 30, 2010, redemption fees of $190,113 were allocated to cover the cost of redemptions. For the year ended October 31, 2009, redemption fees of $448,895 were allocated to cover the cost of redemptions.

4. FEDERAL TAX INFORMATION

At April 30, 2010, the cost of investments for federal tax purposes was $6,656,338,684. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation/depreciation resulting from changes in foreign currency exchange rates and outstanding foreign currency commitments was $1,906,575,673. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $2,123,183,112 and net unrealized depreciation from investments for those securities having an excess of cost over value of $216,607,439.

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At October 31, 2009, the Fund had a capital loss carryforward of $908,351,123 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, such capital loss carryforward will expire as follows:
Expiration Year	Expiration Amount
2016	$18,502,576
2017	$889,848,547

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Equity Management Company of Pennsylvania is the Fund's investment adviser (the “Adviser”). The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 1.425% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the six months ended April 30, 2010, the Adviser voluntarily waived $4,522,542 of its fee.

Certain of the Fund's assets are managed by Federated Global Investment Management Corp. (the “Sub-Adviser”). Under the terms of a sub-advisory agreement between the Adviser and the Sub-Adviser, the Sub-Adviser receives an allocable portion of the Fund's adviser fee. The fee is paid by the Adviser out of its resources and is not an incremental Fund expense. For the six months ended April 30, 2010, the Sub-Adviser earned a fee of $41,243,269.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended April 30, 2010, the net fee paid to FAS was 0.076% of average daily net assets of the Fund. FAS waived $60,956 of its fee.

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Distribution Services Fee

The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class A Shares, Class B Shares, Class C Shares and Class K Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:

Share Class Name	Percentage of Average Daily Net Assets of Class
Class A Shares	0.25%
Class B Shares	0.75%
Class C Shares	0.75%
Class K Shares	0.50%

Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the six months ended April 30, 2010, FSC voluntarily waived $7,733,316 of its fee. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended April 30, 2010, FSC retained $3,426,390 of fees paid by the Fund.

Sales Charges

Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the six months ended April 30, 2010, FSC retained $94,477 in sales charges from the sale of Class A Shares. FSC also retained $2,708 of CDSC relating to redemptions of Class A Shares and $5,711 relating to redemptions of Class C Shares.

Shareholder Services Fee

The Fund may pay fees (“Service Fees”) up to 0.25% of the average daily net assets of the Fund's Class A Shares, Class B Shares, Class C Shares and Class K Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Financial intermediaries may include a company affiliated with management of Federated Investors, Inc. A financial intermediary affiliated with management of Federated Investors, Inc. received $5,566 of Service Fees for the six months ended April 30, 2010. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for Service Fees. For the six months ended April 30, 2010, FSSC voluntarily reimbursed $166,074 of Service Fees. For the six months ended April 30, 2010, FSSC received $2,388,766 of fees paid by the Fund.

Commitments and Contingencies

In the course of pursuing its investment objective, the Fund sometimes invests in limited partnerships and limited liability companies. These entities often require the Fund to commit to a total dollar amount to be invested. The actual investments are usually made in installments over a period of time. At April 30, 2010, the Fund had total commitments to limited partnerships and limited liability companies of $45,173,400; of this amount, $41,384,996 was actually invested by the Fund leaving the Fund contingently liable for additional investments of $3,788,404.

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Interfund Transactions

During the six months ended April 30, 2010, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $4,922,559 and $9,897,855, respectively.

Expense Limitation

The Adviser and its affiliates (which may include FSC, FAS and FSSC) have voluntarily agreed to waive their fees and/or reimburse expenses so that total annual fund operating expenses (as shown in the financial highlights) paid by the Fund's Class A Shares, Class B Shares, Class C Shares and Class K Shares (after the voluntary waivers and reimbursements) will not exceed 1.95%, 2.50%, 2.50% and 1.95%, respectively, (the “Fee Limit”) through the later of (the “Termination Date”): (a) December 31, 2010; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.

General

Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

Transactions with Affiliated Companies and Affiliated Holdings

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting shares. Transactions with affiliated companies during the six months ended April 30, 2010, were as follows:

Affiliates	Balance of Shares Held 10/31/2009	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 4/30/2010	Value	Dividend Income
Alkermes, Inc.	12,057,000	—	2,057,000	10,000,000	$131,000,000	$ —
*Arena Pharmaceuticals, Inc.	9,850,800	—	6,850,800	3,000,000	9,750,000	—
Auxilium Pharmaceutical, Inc.	3,307,017	142,222	355,647	3,093,592	110,131,875	—
Brasil Brokers Participacoes	8,718,450	—	—	8,718,450	39,623,619	635,496
Cbeyond Communications, Inc.	—	1,771,638	—	1,771,638	27,247,792	—
CETIP SA	17,903,500	4,615,358	—	22,518,858	171,004,703	426,282
*Chimera Investment Corp.	52,600,000	—	22,600,000	30,000,000	122,100,000	15,300,000
Conceptus, Inc.	600,000	—	—	600,000	11,364,000	—
Conceptus, Inc.	3,634,700	—	—	3,634,700	68,841,218	—
Conceptus, Inc.	714,286	—	—	714,286	13,528,577	—
Cubist Pharmaceuticals, Inc.	7,000,000	—	1,000,000	6,000,000	134,520,000	—
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Affiliates	Balance of Shares Held 10/31/2009	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 4/30/2010	Value	Dividend Income
Dexcom, Inc.	4,916,800	—	—	4,916,800	53,838,960	—
Dyax Corp.	11,355,088	1,494,912	—	12,850,000	44,975,000	—
Endologix, Inc.	6,915,528	—	1,717,478	5,198,050	24,170,932	—
*Epigenomics AG	4,847,764	—	4,847,764	—	—	—
GeoEye, Inc.	924,656	225,344	—	1,150,000	32,775,000	—
Insulet Corp.	2,850,000	—	177,930	2,672,070	36,874,566	—
*Isis Pharmaceuticals, Inc.	6,880,757	—	4,880,757	2,000,000	21,500,000	—
Lodgenet Entertainment, Con. Pfd., Series B, $100.00 Annual Dividend	9,490	—	3,440	6,050	11,675,895	386,550
*National CineMedia, Inc.	2,358,759	—	408,287	1,950,472	37,136,987	686,795
*Neurocrine Biosciences, Inc.	2,395,733	—	529,070	1,866,663	5,991,988	—
Neutral Tandem, Inc.	—	2,000,000	—	2,000,000	33,900,000	—
*OSI Pharmaceuticals, Inc.	3,500,000	—	3,000,000	500,000	29,335,000	—
Progenics Pharmaceuticals, Inc.	4,700,000	546,193	—	5,246,193	33,785,483	—
RADWARE Ltd.	1,070,000	—	—	1,070,000	21,175,300	—
Repligen Corp.	2,791,203	208,797	1,957	2,998,043	10,523,131	—
Restoque Comercio e Confeccoes de Roupas SA	11,997,538	—	—	11,997,538	49,694,965	—
STR Holdings, Inc.	—	2,246,798	—	2,246,798	51,811,162	—
TNS, Inc.	2,011,100	953,545	—	2,964,645	76,932,538	—
Two Harbors Investment Co.	3,000,000	—	1,075,361	1,924,639	17,090,794	1,682,090
Vical, Inc.	7,738,820	1,874,085	715,815	8,897,090	32,207,466	—
TOTAL OF AFFILIATED COMPANIES	196,648,989	16,078,892	50,221,306	162,506,575	$1,464,506,951	$19,117,213
*	At April 30, 2010, the Fund no longer has ownership of at least 5% of the voting shares.
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Affiliated holdings are mutual funds which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated mutual funds. For the six months ended April 30, 2010, the Adviser reimbursed $742,557. Transactions with the affiliated holding during the six months ended April 30, 2010, were as follows:
Affiliate	Balance of Shares Held 10/31/2009	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 4/30/2010	Value	Dividend Income
Prime Value Obligations Fund, Institutional Shares	1,775,556,873	2,196,619,452	3,888,770,767	83,405,558	$83,405,558	$45,864

6. Investment TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended April 30, 2010, were as follows:

Purchases	$2,229,033,337
Sales	$2,532,884,276

7. CONCENTRATION OF RISK

The Fund invests in securities of non-U.S. issuers. Political or economic developments may have an effect on the liquidity and volatility of portfolio securities and currency holdings.

At April 30, 2010, the diversification of countries was as follows:

Country	Percentage of Net Assets
United States	72.2%
Brazil	9.9%
Ireland	4.3%
India	3.7%
Cayman Islands	2.9%
Canada	1.3%
Spain	1.0%
Hong Kong	0.8%
Israel	0.7%
Bermuda	0.5%
Chile	0.5%
Singapore	0.4%
United Kingdom	0.4%
China	0.2%
Indonesia	0.2%
Japan	0.2%
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Country	Percentage of Net Assets
Taiwan	0.2%
Italy	0.1%
Mexico	0.1%
Netherlands Antilles	0.1%
Philippines	0.1%
France	0.0%[1]
Germany	0.0%[1]
Luxembourg	0.0%[1]
Netherlands	0.0%[1]
Switzerland	0.0%[1]
1	Represents less than 0.1%.

8. LINE OF CREDIT

The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of April 30, 2010, there were no outstanding loans. During the six months ended April 30, 2010, the Fund did not utilize the LOC.

9. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of April 30, 2010, there were no outstanding loans. During the six months ended April 30, 2010, the program was not utilized.

10. REGULATORY SETTLEMENT PROCEEDS

The Fund received $22,307 and $82,951 for the six months ended April 30, 2010 and the year ended October 31, 2009, respectively, in settlement of administrative proceedings against other unaffiliated third parties involving findings by the SEC of market timing and/or late trading of mutual funds. The settlement is recorded as an increase to paid-in capital in the accompanying financial statements.

11. Legal Proceedings

Since October 2003, Federated Investors, Inc. and related entities (collectively, “Federated”), and various Federated sponsored mutual funds (“Federated Funds”) have been named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of certain Federated Funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. Federated without admitting the validity of any claim has reached a Semi-Annual Shareholder Report
37

preliminary settlement with the Plaintiffs in these cases. Any settlement would have to be approved by the Court. Federated entities have also been named as defendants in several additional lawsuits that are now pending in the United States District Court for the Western District of Pennsylvania. These lawsuits have been consolidated into a single action alleging excessive advisory fees involving the Fund. The Board of the Federated Funds retained the law firm of Dickstein Shapiro LLP to represent the Federated Funds in these lawsuits. Federated and the Federated Funds, and their respective counsel, have been defending this litigation, and none of the Federated Funds remains a defendant in any of the lawsuits (though, the Fund could potentially receive a recovery in the action alleging excessive advisory fees). Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek monetary damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Federated Funds, there can be no assurance that these suits, ongoing adverse publicity and/or other developments resulting from the allegations in these matters will not result in increased redemptions, or reduced sales, of shares of the Federated Funds or other adverse consequences for the Federated Funds.

12. Subsequent events

Management has evaluated subsequent events through the date the financial statements were issued, and determined that no events have occurred that require additional disclosure.

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Evaluation and Approval of Advisory Contract - May 2009

Federated Kaufmann Fund (the “Fund”)

The Fund's Board reviewed the Fund's investment advisory and subadvisory contracts at meetings held in May 2009. The Board's decision regarding these contracts reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory and subadvisory contracts.

During its review of these contracts, the Board considered compensation and benefits received by the Adviser and subadviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize “economies of scale” as a fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with a fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser and subadviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory and subadvisory contracts to the extent it considered them to be appropriate and relevant, as discussed further below.

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The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory and subadvisory contracts occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory and subadvisory contracts included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's and subadviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace. Semi-Annual Shareholder Report
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With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because, it is believed that, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows; and portfolio manager time spent in review of securities pricing. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are highly important in judging the reasonableness of proposed fees.

For the one-year, three-year and five-year periods covered by the report, the Fund's performance was above the median of the relevant peer group. More specifically, the Fund's performance has been significantly and consistently above median over the longer term.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board Semi-Annual Shareholder Report
41

considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reports regarding the institution or elimination of these voluntary waivers.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, compliance, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time. In this regard, the Senior Officer's evaluation noted that the Board is aware that the Fund is a relatively more expensive fund for the Adviser to manage than other Federated equity funds and, as noted earlier, that the Fund has also been significantly and consistently above median in its investment performance over the longer term. The Board agreed to monitor future developments and review changes in industry practices or competitive initiatives.

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It was noted in the materials for the Board meeting that for the period covered by the report, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was above the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund.

The Senior Officer's evaluation noted his belief that the information and observations contained in his evaluation supported a finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory and subadvisory contracts. The Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory and subadvisory contracts on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

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Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's Web site at FederatedInvestors.com. To access this information from the “Products” section of the Web site, click on the “Prospectuses and Regulatory Reports” link under “Related Information,” then select the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the “Prospectuses and Regulatory Reports” link. Form N-PX filings are also available at the SEC's Web site at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's Web site at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the “Products” section of Federated's Web site at FederatedInvestors.com by clicking on “Portfolio Holdings” under “Related Information,” then selecting the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the “Portfolio Holdings” link.

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Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERYIn an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

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Federated Kaufmann Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561

Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 314172644

2090162 (6/10)

Federated is a registered mark of Federated Investors, Inc.
2010  © Federated Investors, Inc.

Federated Kaufmann Large Cap Fund

Established 2007

A Portfolio of Federated Equity Funds

SEMI-ANNUAL SHAREHOLDER REPORT

April 30, 2010

Class A Shares
Class C Shares
Class K Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLE
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS

EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Financial Highlights - Class A Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 4/30/2010	Year Ended 10/31/2009	Period Ended 10/31/2008[1]
Net Asset Value, Beginning of Period	$8.69	$6.88	$10.00
Income From Investment Operations:
Net investment income	0.01[2]	0.05[2]	0.03[2]
Net realized and unrealized gain (loss) on investments and foreign currency transactions	1.43	1.78	(3.15)
TOTAL FROM INVESTMENT OPERATIONS	1.44	1.83	(3.12)
Less Distributions:
Distributions from net investment income	(0.00)[3]	(0.02)	—
Net Asset Value, End of Period	$10.13	$8.69	$6.88
Total Return[4]	16.58%	26.68%	(31.20)%
Ratios to Average Net Assets:
Net expenses	1.50%[5]	1.50%[6]	1.50%[5]
Net investment income	0.11%[5]	0.67%	0.37%[5]
Expense waiver/reimbursement[7]	0.78%[5]	1.26%	1.88%[5]
Supplemental Data:
Net assets, end of period (000 omitted)	$91,105	$60,203	$31,156
Portfolio turnover	32%	170%	70%
1	Reflects operations for the period from December 5, 2007 (date of initial investment) to October 31, 2008.
2	Per share numbers have been calculated using the average shares method.
3	Represents less than $0.01.
4	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
5	Computed on an annualized basis.
6	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratio is 1.50% for the year ended October 31, 2009, after taking into account this expense reduction.
7	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

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1

Financial Highlights - Class C Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 4/30/2010	Year Ended 10/31/2009	Period Ended 10/31/2008[1]
Net Asset Value, Beginning of Period	$8.60	$6.85	$10.00
Income From Investment Operations:
Net investment income (loss)	(0.03)[2]	(0.01)[2]	(0.04)[2]
Net realized and unrealized gain (loss) on investments and foreign currency transactions	1.42	1.76	(3.11)
TOTAL FROM INVESTMENT OPERATIONS	1.39	1.75	(3.15)
Net Asset Value, End of Period	$9.99	$8.60	$6.85
Total Return[3]	16.16%	25.55%	(31.50)%
Ratios to Average Net Assets:
Net expenses	2.32%[4]	2.32%[5]	2.33%[4]
Net investment income (loss)	(0.71)%[4]	(0.12)%	(0.46)%[4]
Expense waiver/reimbursement[6]	0.73%[4]	1.19%	1.82%[4]
Supplemental Data:
Net assets, end of period (000 omitted)	$42,322	$32,721	$16,307
Portfolio turnover	32%	170%	70%
1	Reflects operations for the period from December 5, 2007 (date of initial investment) to October 31, 2008.
2	Per share numbers have been calculated using the average shares method.
3	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
4	Computed on an annualized basis.
5	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratio is 2.31% for the year ended October 31, 2009, after taking into account this expense reduction.
6	This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.

See Notes which are an integral part of the Financial Statements

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Financial Highlights - Class K Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 4/30/2010	Year Ended 10/31/2009	Period Ended 10/31/2008[1]
Net Asset Value, Beginning of Period	$8.63	$6.87	$10.00
Income From Investment Operations:
Net investment income (loss)	(0.01)[2]	0.01[2]	(0.01)[2]
Net realized and unrealized gain (loss) on investments and foreign currency transactions	1.41	1.78	(3.12)
TOTAL FROM INVESTMENT OPERATIONS	1.40	1.79	(3.13)
Less Distributions:
Distributions from net investment income	—	(0.03)	—
Net Asset Value, End of Period	$10.03	$8.63	$6.87
Total Return[3]	16.22%	26.12%	(31.30)%
Ratios to Average Net Assets:
Net expenses	1.95%[4]	1.95%[5]	1.95%[4]
Net investment income (loss)	(0.27)%[4]	0.06%	(0.08)%[4]
Expense waiver/reimbursement[6]	0.78%[4]	1.14%	1.88%[4]
Supplemental Data:
Net assets, end of period (000 omitted)	$1,180	$332	$2
Portfolio turnover	32%	170%	70%
1	Reflects operations for the period from December 5, 2007 (date of initial investment) to October 31, 2008.
2	Per share numbers have been calculated using the average shares method.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Computed on an annualized basis.
5	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratio is 1.95% for the year ended October 31, 2009, after taking into account this expense reduction.
6	This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.

See Notes which are an integral part of the Financial Statements

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Shareholder Expense Example (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (“loads”) on purchase or redemption payments; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2009 to April 30, 2010.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

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Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (“loads”) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
	Beginning Account Value 11/1/2009	Ending Account Value 4/30/2010	Expenses Paid During Period[1]
Actual:
Class A Shares	$1,000	$1,165.80	$8.05
Class C Shares	$1,000	$1,161.60	$12.43
Class K Shares	$1,000	$1,162.20	$10.45
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,017.36	$7.50
Class C Shares	$1,000	$1,013.29	$11.58
Class K Shares	$1,000	$1,015.12	$9.74
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:
Class A Shares	1.50%
Class C Shares	2.32%
Class K Shares	1.95%

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Portfolio of Investments Summary Table (unaudited)

At April 30, 2010, the Fund's sector composition1 was as follows:

Sector Composition	Percentage of Total Net Assets
Industrials	20.9%
Financials	19.5%
Information Technology	19.1%
Consumer Discretionary	12.6%
Health Care	12.5%
Materials	9.2%
Consumer Staples	4.0%
Cash Equivalents[2]	1.1%
Other Assets and Liabilities — Net[3]	1.1%
TOTAL	100.0%
1	Except for Cash Equivalents and Other Assets and Liabilities, sector classifications are based upon, and individual portfolio securities are assigned to, the classifications of the Global Industry Classification Standard (GICS) except that the adviser assigns a classification to securities not classified by the GICS and to securities for which the adviser does not have access to the classification made by the GICS.
2	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
3	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
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Portfolio of Investments

April 30, 2010 (unaudited)

Principal Amount or Shares			Value
		COMMON STOCKS – 95.3%
		Consumer Discretionary – 11.1%
60,250		Best Buy Co., Inc.	2,747,400
42,100	[1]	Kohl's Corp.	2,315,079
103,000	[1]	O'Reilly Automotive, Inc.	5,035,670
1,592,545	[1]	Sands China Ltd.	2,580,330
63,300		TJX Cos., Inc.	2,933,322
1,541,200	[1]	Wynn Macau Ltd.	2,433,022
		TOTAL	18,044,823
		Consumer Staples – 4.0%
64,900		Anheuser-Busch InBev NV	3,157,858
241,935	[1]	Hypermarcas SA	3,340,394
		TOTAL	6,498,252
		Financials – 19.5%
69,800		American Express Co.	3,219,176
232,000		Bank of America Corp.	4,136,560
453,867	[1]	CETIP SA	3,446,595
11,668		Goldman Sachs Group, Inc.	1,694,194
62,500		Housing Development Finance Corp. Ltd.	3,952,373
46,600		ICICI Bank Ltd., ADR	1,981,432
89,242		JPMorgan Chase & Co.	3,799,924
132,652		Morgan Stanley	4,008,743
160,460		Wells Fargo & Co.	5,312,831
		TOTAL	31,551,828
		Health Care – 12.5%
47,000		Baxter International, Inc.	2,219,340
35,400		Becton, Dickinson & Co.	2,703,498
131,888		Bristol-Myers Squibb Co.	3,335,447
118,456		Merck & Co., Inc.	4,150,698
63,579		Teva Pharmaceutical Industries Ltd., ADR	3,733,995
148,700	[1]	Warner Chilcott PLC	4,217,132
		TOTAL	20,360,110
		Industrials – 20.9%
51,430		C.H. Robinson Worldwide, Inc.	3,101,229
62,650		Cummins, Inc.	4,525,210
262,000	[1]	Delta Air Lines, Inc.	3,164,960
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Principal Amount or Shares			Value
121,534		Expeditors International Washington, Inc.	4,951,295
47,589		FedEx Corp.	4,283,486
31,450		Kuehne & Nagel International AG	3,271,765
35,200		Precision Castparts Corp.	4,517,568
61,900	[1]	Ryanair Holdings PLC, ADR	1,743,104
153,000	[1]	Verisk Analytics, Inc.	4,287,060
		TOTAL	33,845,677
		Information Technology – 19.1%
327,629	[1]	Amadeus IT Holding SA	5,234,659
17,100	[1]	Apple, Inc.	4,465,152
336,600		CIELO SA	3,268,694
115,600	[1]	Cisco Systems, Inc.	3,111,952
6,575	[1]	Google, Inc.	3,454,768
99,600		Microsoft Corp.	3,041,784
123,400		Oracle Corp.	3,188,656
165,400		Redecard SA	2,730,896
152,600	[1]	Symantec Corp.	2,559,102
		TOTAL	31,055,663
		Materials – 8.2%
87,000		Barrick Gold Corp.	3,788,850
268,000		Cemex S.A. de C.V., ADR	3,183,840
64,200		Ecolab, Inc.	3,135,528
49,566		Monsanto Co.	3,125,632
		TOTAL	13,233,850
		TOTAL COMMON STOCKS (IDENTIFIED COST $130,776,848)	154,590,203
		Corporate Bond – 1.5%
		Consumer Discretionary – 1.5%
$2,743,000		Central European Media Enterprises Ltd., Conv. Bond, 3.50%, 3/15/2013 (IDENTIFIED COST $1,677,182)	2,406,308
		Corporate Note – 1.0%
		Materials – 1.0%
1,240,000		Newmont Mining Corp., Conv. Note, 3.00%, 2/15/2012 (IDENTIFIED COST $1,240,000)	1,654,644
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Principal Amount or Shares			Value
		MUTUAL FUND – 1.1%
1,763,421	[2,3]	Prime Value Obligations Fund, Institutional Shares, 0.18% (AT NET ASSET VALUE)	1,763,421
		TOTAL INVESTMENTS — 98.9% (IDENTIFIED COST $135,457,451)[4]	160,414,576
		OTHER ASSETS AND LIABILITIES - NET — 1.1%[5]	1,716,498
		TOTAL NET ASSETS — 100%	$162,131,074

At April 30, 2010, the Fund had the following outstanding foreign exchange contracts:

Settlement Date	Foreign Currency Units to Receive	In Exchange For	Unrealized Appreciation/ (Depreciation)
Contracts Purchased:
5/3/2010	225 Brazilian Real	$130	$(1)
5/3/2010	11,000 Brazilian Real	$6,366	$(37)
5/3/2010	475,469 Euros	$626,357	$6,706
5/3/2010	2,887,231 Euros	$3,795,005	$49,198
5/4/2010	57,695 Euros	$76,341	$476
5/4/2010	199,326 Euros	$263,928	$1,465
NET UNREALIZED APPRECIATION ON FOREIGN EXCHANGE CONTRACTS			$57,807

Net Unrealized Appreciation on Foreign Exchange Contracts is included in “Other Assets and Liabilities — Net.”

1	Non-income producing security.
2	Affiliated company.
3	7-Day net yield.
4	The cost of investments for federal tax purposes amounts to $135,192,914.
5	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Note: The categories of investments are shown as a percentage of total net assets at April 30, 2010.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

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The following is a summary of the inputs used, as of April 30, 2010, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1 - Quoted Prices and Investments in Mutual Funds	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Equity Securities:
Common Stocks
Domestic	$102,525,264	$ —	$ —	$102,525,264
International	36,669,591	15,395,348	—	52,064,939
Debt Securities:
Corporate Bond	—	2,406,308	—	2,406,308
Corporate Note	—	1,654,644	—	1,654,644
Mutual Fund	1,763,421	—	—	1,763,421
TOTAL SECURITIES	$140,958,276	$19,456,300	$ —	$160,414,576
OTHER FINANCIAL INSTRUMENTS*	$57,807	$ —	$ —	$57,807
*	Other financial instruments include foreign exchange contracts.

The following acronym is used throughout this portfolio:

ADR	— American Depositary Receipt

See Notes which are an integral part of the Financial Statements

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10

Statement of Assets and Liabilities

April 30, 2010 (unaudited)

Assets:
Total investments in securities, at value including $1,763,421 of investments in an affiliated issuer (Note 5) (identified cost $135,457,451)		$160,414,576
Cash		5,000,000
Cash denominated in foreign currencies (identified cost $227,699)		229,937
Income receivable		201,232
Receivable for investments sold		251,875
Receivable for shares sold		1,396,681
Receivable for foreign exchange contracts		57,845
TOTAL ASSETS		167,552,146
Liabilities:
Payable for investments purchased	$5,094,655
Payable for shares redeemed	147,468
Payable for foreign exchange contracts	38
Payable for capital gains taxes withheld	6,595
Payable for distribution services fee (Note 5)	25,855
Payable for shareholder services fee (Note 5)	60,258
Accrued expenses	86,203
TOTAL LIABILITIES		5,421,072
Net assets for 16,051,936 shares outstanding		$162,131,074
Net Assets Consist of:
Paid-in capital		$145,660,979
Net unrealized appreciation of investments and translation of assets and liabilities in foreign currency		24,966,989
Accumulated net realized loss on investments and foreign currency transactions		(8,418,955)
Distributions in excess of net investment income		(77,939)
TOTAL NET ASSETS		$162,131,074
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Statement of Assets and Liabilities — continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
Net asset value per share ($27,523,662 ÷ 2,706,364 shares outstanding), no par value, unlimited shares authorized	$10.17
Offering price per share	$10.17
Redemption proceeds per share	$10.17
Class A Shares:
Net asset value per share ($91,105,443 ÷ 8,990,727 shares outstanding), no par value, unlimited shares authorized	$10.13
Offering price per share (100/94.50 of $10.13)	$10.72
Redemption proceeds per share	$10.13
Class C Shares:
Net asset value per share ($42,322,426 ÷ 4,237,295 shares outstanding), no par value, unlimited shares authorized	$9.99
Offering price per share	$9.99
Redemption proceeds per share (99.00/100 of $9.99)	$9.89
Class K Shares:
Net asset value per share ($1,179,543 ÷ 117,550 shares outstanding), no par value, unlimited shares authorized	$10.03
Offering price per share	$10.03
Redemption proceeds per share	$10.03

See Notes which are an integral part of the Financial Statements

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Statement of Operations

Six Months Ended April 30, 2010 (unaudited)

Investment Income:
Dividends (including $3,506 received from an affiliated issuer (Note 5) and net of foreign taxes withheld of $16,913)		$835,839
Interest		217,387
TOTAL INCOME		1,053,226
Expenses:
Investment adviser fee (Note 5)	$929,419
Administrative personnel and services fee (Note 5)	133,891
Custodian fees	26,196
Transfer and dividend disbursing agent fees and expenses — Institutional Shares	14,512
Transfer and dividend disbursing agent fees and expenses — Class A Shares	72,514
Transfer and dividend disbursing agent fees and expenses — Class C Shares	38,750
Transfer and dividend disbursing agent fees and expenses — Class K Shares	1,302
Directors'/Trustees' fees	721
Auditing fees	18,159
Legal fees	3,349
Portfolio accounting fees	34,395
Distribution services fee — Class C Shares (Note 5)	139,491
Distribution services fee — Class K Shares (Note 5)	1,683
Shareholder services fee — Class A Shares (Note 5)	92,068
Shareholder services fee — Class C Shares (Note 5)	46,497
Share registration costs	27,802
Printing and postage	24,519
Insurance premiums	2,241
Miscellaneous	311
TOTAL EXPENSES	1,607,820
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Statement of Operations — continued
Waivers and Reimbursements (Note 5):
Waiver/reimbursement of investment adviser fee	$(449,570)
Waiver of administrative personnel and services fee	(26,621)
Waiver of distribution services fee — Class K Shares	(210)
Reimbursement of shareholder services fee — Class A Shares	(325)
Reimbursement of transfer and dividend disbursing agent fees and expenses — Institutional Shares	(921)
Reimbursement of transfer and dividend disbursing agent fees and expenses — Class A Shares	(19,831)
TOTAL WAIVERS AND REIMBURSEMENTS		$(497,478)
Net expenses			$1,110,342
Net investment income (loss)			(57,116)
Realized and Unrealized Gain on Investments and Foreign Currency Transactions:
Net realized gain on investments and foreign currency transactions (including foreign taxes withheld of $271,523)			1,630,542
Net change in unrealized appreciation of investments and translation of assets and liabilities in foreign currency			17,992,866
Net realized and unrealized gain on investments and foreign currency transactions			19,623,408
Change in net assets resulting from operations			$19,566,292

See Notes which are an integral part of the Financial Statements

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Statement of Changes in Net Assets

	Six Months Ended (unaudited) 4/30/2010	Year Ended 10/31/2009
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$(57,116)	$315,974
Net realized gain (loss) on investments and foreign currency transactions	1,630,542	(6,464,365)
Net change in unrealized appreciation of investments and translation of assets and liabilities in foreign currency	17,992,866	22,926,792
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	19,566,292	16,778,401
Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(30,127)	(34,222)
Class A Shares	(5,325)	(97,124)
Class K Shares	—	(119)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(35,452)	(131,465)
Share Transactions:
Proceeds from sale of shares	51,162,350	67,130,420
Net asset value of shares issued to shareholders in payment of distributions declared	34,528	111,697
Cost of shares redeemed	(17,782,820)	(24,614,521)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	33,414,058	42,627,596
Change in net assets	52,944,898	59,274,532
Net Assets:
Beginning of period	109,186,176	49,911,644
End of period (including undistributed (distributions in excess of) net investment income of $(77,939) and $14,629, respectively)	$162,131,074	$109,186,176

See Notes which are an integral part of the Financial Statements

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Notes to Financial Statements

April 30, 2010 (unaudited)

1. ORGANIZATION

Federated Equity Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 12 portfolios. The financial statements included herein are only those of Federated Kaufmann Large Cap Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers four classes of shares: Class A Shares, Class C Shares, Class K Shares and Institutional Shares. The financial highlights of the Institutional Shares are presented separately. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide capital appreciation.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Board of Trustees (the “Trustees”).
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).
  Shares of other mutual funds are valued based upon their reported NAVs.
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and Semi-Annual Shareholder Report
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type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities and mortgage-backed securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Repurchase Agreements

It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

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The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Gains and Losses, Expenses and Distributions

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income, if any, are declared and paid annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that Class A Shares, Class C Shares, Institutional Shares and Class K Shares may bear distribution services fees, shareholder services fees and certain transfer and dividend disbursing agent fees unique to those classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts on fixed-income securities are amortized/accreted for financial statement purposes.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended April 30, 2010, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of April 30, 2010, tax years 2008 and 2009 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.

The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.

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When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Foreign Exchange Contracts

The Fund may enter into foreign exchange contracts for the delayed delivery of securities or foreign currency exchange transactions. The Fund may enter into foreign exchange contracts to protect assets against adverse changes in foreign currency exchange rates or exchange control regulations. Purchased contracts are used to acquire exposure to foreign currencies, whereas, contracts to sell are used to hedge the Fund's securities against currency fluctuations. Risks may arise upon entering into these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date.

Foreign exchange contracts outstanding at period end are listed after the Fund's Portfolio of Investments.

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies (FCs) are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.

Option Contracts

The Fund may buy or sell put and call options to hedge currency. The seller (writer) of an option receives a payment or premium, from the buyer, which the writer keeps regardless of whether the buyer exercises the option. When the Fund writes a put or call option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. Premiums received from writing options which expire are treated as realized gains. The Fund, as a writer of an option, bears the market risk of an unfavorable change in the price of the underlying reference instrument. When the Fund purchases a put or call option, an amount equal to the premium paid is recorded as an Semi-Annual Shareholder Report
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increase to the cost of the investment and subsequently marked to market to reflect the current value of the option purchased. Premiums paid for purchasing options which expire are treated as realized losses. Premiums received/paid for writing/purchasing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying reference instrument to determine the realized gain or loss. The risk associated with purchasing put and call options is limited to the premium paid. Options can trade on securities or commodities exchanges. In this case, the exchange sets all the terms of the contract except for the price. Most exchanges require investors to maintain margin accounts through their brokers to cover their potential obligations to the exchange. This protects investors against potential defaults by the counterparty.

Additional Disclosure Related to Derivative Instruments

Fair Value of Derivative Instruments
	Asset		Liability
	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments under ASC Topic 815
Foreign exchange contracts	Receivable for foreign exchange contracts	$57,845	Payable for foreign exchange contracts	$38

The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended April 30, 2010

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Forward Currency Contracts
Foreign exchange contracts	$(240)
Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Forward Currency Contracts
Foreign exchange contracts	$56,892

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

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3. SHARES OF BENEFICIAL INTEREST

The following tables summarize share activity:

	Six Months Ended 4/30/2010		Year Ended 10/31/2009
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	1,000,829	$9,949,708	1,648,086	$11,540,740
Shares issued to shareholders in payment of distributions declared	3,199	29,945	5,201	33,907
Shares redeemed	(123,346)	(1,163,420)	(182,139)	(1,444,097)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	880,682	$8,816,233	1,471,148	$10,130,550
	Six Months Ended 4/30/2010		Year Ended 10/31/2009
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	3,163,474	$30,100,166	5,164,199	$39,815,480
Shares issued to shareholders in payment of distributions declared	491	4,583	11,931	77,671
Shares redeemed	(1,098,812)	(10,384,226)	(2,777,438)	(18,310,126)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	2,065,153	$19,720,523	2,398,692	$21,583,025
	Six Months Ended 4/30/2010		Year Ended 10/31/2009
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	1,086,627	$10,190,590	2,106,276	$15,425,563
Shares issued to shareholders in payment of distributions declared	—	—	—	—
Shares redeemed	(653,054)	(6,064,807)	(684,595)	(4,817,632)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	433,573	$4,125,783	1,421,681	$10,607,931
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	Six Months Ended 4/30/2010		Year Ended 10/31/2009
Class K Shares:	Shares	Amount	Shares	Amount
Shares sold	97,018	$921,886	43,499	$348,637
Shares issued to shareholders in payment of distributions declared	—	—	18	119
Shares redeemed	(17,991)	(170,367)	(5,280)	(42,666)
NET CHANGE RESULTING FROM CLASS K SHARE TRANSACTIONS	79,027	$751,519	38,237	$306,090
NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	3,458,435	$33,414,058	5,329,758	$42,627,596

4. FEDERAL TAX INFORMATION

At April 30, 2010, the cost of investments for federal tax purposes was $135,192,914. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation/depreciation resulting from changes in foreign currency exchange rates and outstanding foreign exchange contracts was $25,221,662. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $27,387,535 and net unrealized depreciation from investments for those securities having an excess of cost over value of $2,165,873.

At October 31, 2009, the Fund had a capital loss carryforward of $8,306,738 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2016	$3,186,204
2017	$5,120,534

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Equity Management Company of Pennsylvania is the Fund's investment adviser (the “Adviser”). The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 1.425% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund. For the six months ended April 30, 2010, the Adviser voluntarily waived $447,289 of its fee. In addition, an affiliate of the Adviser reimbursed $20,752 of transfer and dividend disbursing agent fees and expenses.

Certain of the Fund's assets are managed by Federated Global Investment Management Corp. (the “Sub-Adviser”). Under the terms of a sub-advisory agreement between the Adviser and the Sub-Adviser, the Sub-Adviser receives an allocable portion of the Fund's adviser fee. The fee is paid by the Adviser out of its resources and is not an incremental Fund expense. For the six months ended April 30, 2010, the Sub-Adviser earned a fee of $766,363.

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Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended April 30, 2010, FAS waived $26,621 of its fee. The net fee paid to FAS was 0.164% of average daily net assets of the Fund. The Fund is currently being charged the minimum administrative fee; therefore the fee as a percentage of average daily net assets is greater than the amounts presented in the chart above.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class A Shares, Class C Shares and Class K Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:

Share Class Name	Percentage of Average Daily Net Assets of Class
Class A Shares	0.25%
Class C Shares	0.75%
Class K Shares	0.50%

Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the six months ended April 30, 2010, FSC voluntarily waived $210 of its fee. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended April 30, 2010, FSC retained $54,096 of fees paid by the Fund. For the six months ended April 30, 2010, the Fund's Class A Shares did not incur a distribution services fee; however it may begin to incur this fee upon approval of the Trustees.

Sales Charges

Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the six months ended April 30, 2010, FSC retained $18,399 in sales charges from the sale of Class A Shares. FSC also retained $1,502 of CDSC relating to redemptions of Class C Shares.

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Shareholder Services Fee

The Fund may pay fees (“Service Fees”) up to 0.25% of the average daily net assets of the Fund's Class A Shares and Class C Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for Service Fees. For the six months ended April 30, 2010, FSSC voluntarily reimbursed $325 of Service Fees. For the six months ended April 30, 2010, FSSC did not receive any fees paid by the Fund.

Expense Limitation

The Adviser and its affiliates (which may include FSC, FAS and FSSC) have voluntarily agreed to waive their fees and/or reimburse expenses so that the total annual fund operating expenses (as shown in the financial highlights) paid by the Fund's Institutional Shares, Class A Shares, Class C Shares and Class K Shares (after the voluntary waivers and reimbursements) will not exceed 1.25%, 1.50%, 2.34% and 1.95% (the “Fee Limit”), respectively, through the later of (the “Termination Date”): (a) December 31, 2010; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.

Interfund Transactions

During the six months ended April 30, 2010, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $0 and $51,545, respectively.

General

Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

Transactions with Affiliated Companies

Affiliated holdings are mutual funds which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated mutual funds. For the six months ended April 30, 2010, the Adviser reimbursed $2,281. Transactions with the affiliated company during the six months ended April 30, 2010, were as follows:

Affiliate	Balance of Shares Held 10/31/2009	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 4/30/2010	Value	Dividend Income
Prime Value Obligations Fund, Institutional Shares	599,268	45,087,476	43,923,323	1,763,421	$1,763,421	$3,506
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6. Investment TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended April 30, 2010, were as follows:

Purchases	$75,915,987
Sales	$40,932,030

7. CONCENTRATION OF RISK

The Fund invests in securities of non-U.S. issuers. Political or economic developments may have an effect on the liquidity and volatility of portfolio securities and currency holdings.

8. LINE OF CREDIT

The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of April 30, 2010, there were no outstanding loans. During the six months ended April 30, 2010, the Fund did not utilize the LOC.

9. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of April 30, 2010, there were no outstanding loans. During the six months ended April 30, 2010, the program was not utilized.

10. Legal Proceedings

Since October 2003, Federated Investors, Inc. and related entities (collectively, “Federated”), and various Federated sponsored mutual funds (“Federated Funds”) have been named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of certain Federated Funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. Federated without admitting the validity of any claim has reached a preliminary settlement with the Plaintiffs in these cases. Any settlement would have to be approved by the Court. Federated entities have also been named as defendants in several additional lawsuits that are now pending in the United States District Court for the Western District of Pennsylvania. These lawsuits have been consolidated into a single action alleging excessive advisory fees involving one of the Federated Funds. The Board of the Federated Funds retained the law firm of Dickstein Shapiro LLP to represent the Federated Funds in these lawsuits. Federated and the Federated Funds, and their respective counsel, have been defending this litigation, and none of the Federated Funds remains a defendant in any of the lawsuits. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek monetary damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these Semi-Annual Shareholder Report
25

lawsuits will have a material adverse effect on the Federated Funds, there can be no assurance that these suits, ongoing adverse publicity and/or other developments resulting from the allegations in these matters will not result in increased redemptions, or reduced sales, of shares of the Federated Funds or other adverse consequences for the Federated Funds.

11. Subsequent events

Management has evaluated subsequent events through the date the financial statements were issued, and determined that no events have occurred that require additional disclosure.

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Evaluation and Approval of Advisory Contract - May 2009

Federated Kaufmann Large Cap Fund (the “Fund”)

The Fund's Board reviewed the Fund's investment advisory and subadvisory contracts at meetings held in May 2009. The Board's decision regarding these contracts reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory and subadvisory contracts.

During its review of these contracts, the Board considered compensation and benefits received by the Adviser and subadviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize “economies of scale” as a fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with a fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser and subadviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory and subadvisory contracts to the extent it considered them to be appropriate and relevant, as discussed further below.

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The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory and subadvisory contracts occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory and subadvisory contracts included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's and subadviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace. Semi-Annual Shareholder Report
28

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because, it is believed that, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows; and portfolio manager time spent in review of securities pricing. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are highly important in judging the reasonableness of proposed fees.

For the one-year period covered by the report, the Fund's performance was above the median of the relevant peer group.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or Semi-Annual Shareholder Report
29

reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reports regarding the institution or elimination of these voluntary waivers.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, compliance, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

It was noted in the materials for the Board meeting that for the period covered by the report, the Fund's investment advisory fee was waived in its entirety. The Board reviewed the contractual fee rate and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive.

The Senior Officer's evaluation noted his belief that the information and observations contained in his evaluation supported a finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these Semi-Annual Shareholder Report
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circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory and subadvisory contracts. The Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory and subadvisory contracts on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

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Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's Web site at FederatedInvestors.com. To access this information from the “Products” section of the Web site, click on the “Prospectuses and Regulatory Reports” link under “Related Information,” then select the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the “Prospectuses and Regulatory Reports” link. Form N-PX filings are also available at the SEC's Web site at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's Web site at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the “Products” section of Federated's Web site at FederatedInvestors.com by clicking on “Portfolio Holdings” under “Related Information,” then selecting the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the “Portfolio Holdings” link.

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Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERYIn an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

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Federated Kaufmann Large Cap Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561

Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 314172446
Cusip 314172438
Cusip 314172420

38631 (6/10)

Federated is a registered mark of Federated Investors, Inc.
2010  © Federated Investors, Inc.

Federated Kaufmann Large Cap Fund

A Portfolio of Federated Equity Funds

SEMI-ANNUAL SHAREHOLDER REPORT

April 30, 2010

Institutional Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLE
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Financial Highlights - Institutional Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 4/30/2010	Year Ended 10/31/2009	Period Ended 10/31/2008[1]
Net Asset Value, Beginning of Period	$8.73	$6.90	$10.00
Income From Investment Operations:
Net investment income	0.02[2]	0.07[2]	0.05[2]
Net realized and unrealized gain (loss) on investments and foreign currency transactions	1.43	1.79	(3.15)
TOTAL FROM INVESTMENT OPERATIONS	1.45	1.86	(3.10)
Less Distributions:
Distributions from net investment income	(0.01)	(0.03)	—
Net Asset Value, End of Period	$10.17	$8.73	$6.90
Total Return[3]	16.68%	27.13%	(31.00)%
Ratios to Average Net Assets:
Net expenses	1.25%[4]	1.25%[5]	1.25%[4]
Net investment income	0.36%[4]	0.95%	0.62%[4]
Expense waiver/reimbursement[6]	0.74%[4]	1.18%	1.88%[4]
Supplemental Data:
Net assets, end of period (000 omitted)	$27,524	$15,931	$2,446
Portfolio turnover	32%	170%	70%
1	Reflects operations for the period from December 5, 2007 (date of initial investment) to October 31, 2008.
2	Per share numbers have been calculated using the average shares method.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Computed on an annualized basis.
5	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratio is 1.25% for the year ended October 31, 2009, after taking into account this expense reduction.
6	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

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1

Shareholder Expense Example (unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2009 to April 30, 2010.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

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Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 11/1/2009	Ending Account Value 4/30/2010	Expenses Paid During Period[1]
Actual	$1,000	$1,166.80	$6.72
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,018.60	$6.26
1	Expenses are equal to the Fund's annualized net expense ratio of 1.25%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half-year period).
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Portfolio of Investments Summary Table (unaudited)

At April 30, 2010, the Fund's sector composition1 was as follows:

Sector Composition	Percentage of Total Net Assets
Industrials	20.9%
Financials	19.5%
Information Technology	19.1%
Consumer Discretionary	12.6%
Health Care	12.5%
Materials	9.2%
Consumer Staples	4.0%
Cash Equivalents[2]	1.1%
Other Assets and Liabilities — Net[3]	1.1%
TOTAL	100.0%
1	Except for Cash Equivalents and Other Assets and Liabilities, sector classifications are based upon, and individual portfolio securities are assigned to, the classifications of the Global Industry Classification Standard (GICS) except that the adviser assigns a classification to securities not classified by the GICS and to securities for which the adviser does not have access to the classification made by the GICS.
2	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
3	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
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Portfolio of Investments

April 30, 2010 (unaudited)

Principal Amount or Shares			Value
		COMMON STOCKS – 95.3%
		Consumer Discretionary – 11.1%
60,250		Best Buy Co., Inc.	2,747,400
42,100	[1]	Kohl's Corp.	2,315,079
103,000	[1]	O'Reilly Automotive, Inc.	5,035,670
1,592,545	[1]	Sands China Ltd.	2,580,330
63,300		TJX Cos., Inc.	2,933,322
1,541,200	[1]	Wynn Macau Ltd.	2,433,022
		TOTAL	18,044,823
		Consumer Staples – 4.0%
64,900		Anheuser-Busch InBev NV	3,157,858
241,935	[1]	Hypermarcas SA	3,340,394
		TOTAL	6,498,252
		Financials – 19.5%
69,800		American Express Co.	3,219,176
232,000		Bank of America Corp.	4,136,560
453,867	[1]	CETIP SA	3,446,595
11,668		Goldman Sachs Group, Inc.	1,694,194
62,500		Housing Development Finance Corp. Ltd.	3,952,373
46,600		ICICI Bank Ltd., ADR	1,981,432
89,242		JPMorgan Chase & Co.	3,799,924
132,652		Morgan Stanley	4,008,743
160,460		Wells Fargo & Co.	5,312,831
		TOTAL	31,551,828
		Health Care – 12.5%
47,000		Baxter International, Inc.	2,219,340
35,400		Becton, Dickinson & Co.	2,703,498
131,888		Bristol-Myers Squibb Co.	3,335,447
118,456		Merck & Co., Inc.	4,150,698
63,579		Teva Pharmaceutical Industries Ltd., ADR	3,733,995
148,700	[1]	Warner Chilcott PLC	4,217,132
		TOTAL	20,360,110
		Industrials – 20.9%
51,430		C.H. Robinson Worldwide, Inc.	3,101,229
62,650		Cummins, Inc.	4,525,210
262,000	[1]	Delta Air Lines, Inc.	3,164,960
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Principal Amount or Shares			Value
121,534		Expeditors International Washington, Inc.	4,951,295
47,589		FedEx Corp.	4,283,486
31,450		Kuehne & Nagel International AG	3,271,765
35,200		Precision Castparts Corp.	4,517,568
61,900	[1]	Ryanair Holdings PLC, ADR	1,743,104
153,000	[1]	Verisk Analytics, Inc.	4,287,060
		TOTAL	33,845,677
		Information Technology – 19.1%
327,629	[1]	Amadeus IT Holding SA	5,234,659
17,100	[1]	Apple, Inc.	4,465,152
336,600		CIELO SA	3,268,694
115,600	[1]	Cisco Systems, Inc.	3,111,952
6,575	[1]	Google, Inc.	3,454,768
99,600		Microsoft Corp.	3,041,784
123,400		Oracle Corp.	3,188,656
165,400		Redecard SA	2,730,896
152,600	[1]	Symantec Corp.	2,559,102
		TOTAL	31,055,663
		Materials – 8.2%
87,000		Barrick Gold Corp.	3,788,850
268,000		Cemex S.A. de C.V., ADR	3,183,840
64,200		Ecolab, Inc.	3,135,528
49,566		Monsanto Co.	3,125,632
		TOTAL	13,233,850
		TOTAL COMMON STOCKS (IDENTIFIED COST $130,776,848)	154,590,203
		Corporate Bond – 1.5%
		Consumer Discretionary – 1.5%
$2,743,000		Central European Media Enterprises Ltd., Conv. Bond, 3.50%, 3/15/2013 (IDENTIFIED COST $1,677,182)	2,406,308
		Corporate Note – 1.0%
		Materials – 1.0%
1,240,000		Newmont Mining Corp., Conv. Note, 3.00%, 2/15/2012 (IDENTIFIED COST $1,240,000)	1,654,644
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Principal Amount or Shares			Value
		MUTUAL FUND – 1.1%
1,763,421	[2,3]	Prime Value Obligations Fund, Institutional Shares, 0.18% (AT NET ASSET VALUE)	1,763,421
		TOTAL INVESTMENTS — 98.9% (IDENTIFIED COST $135,457,451)[4]	160,414,576
		OTHER ASSETS AND LIABILITIES - NET — 1.1%[5]	1,716,498
		TOTAL NET ASSETS — 100%	$162,131,074

At April 30, 2010, the Fund had the following outstanding foreign exchange contracts:

Settlement Date	Foreign Currency Units to Receive	In Exchange For	Unrealized Appreciation/ (Depreciation)
Contracts Purchased:
5/3/2010	225 Brazilian Real	$130	$(1)
5/3/2010	11,000 Brazilian Real	$6,366	$(37)
5/3/2010	475,469 Euros	$626,357	$6,706
5/3/2010	2,887,231 Euros	$3,795,005	$49,198
5/4/2010	57,695 Euros	$76,341	$476
5/4/2010	199,326 Euros	$263,928	$1,465
NET UNREALIZED APPRECIATION ON FOREIGN EXCHANGE CONTRACTS			$57,807

Net Unrealized Appreciation on Foreign Exchange Contracts is included in “Other Assets and Liabilities — Net.”

1	Non-income producing security.
2	Affiliated company.
3	7-Day net yield.
4	The cost of investments for federal tax purposes amounts to $135,192,914.
5	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Note: The categories of investments are shown as a percentage of total net assets at April 30, 2010.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

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The following is a summary of the inputs used, as of April 30, 2010, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1 - Quoted Prices and Investments in Mutual Funds	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Equity Securities:
Common Stocks
Domestic	$102,525,264	$ —	$ —	$102,525,264
International	36,669,591	15,395,348	—	52,064,939
Debt Securities:
Corporate Bond	—	2,406,308	—	2,406,308
Corporate Note	—	1,654,644	—	1,654,644
Mutual Fund	1,763,421	—	—	1,763,421
TOTAL SECURITIES	$140,958,276	$19,456,300	$ —	$160,414,576
OTHER FINANCIAL INSTRUMENTS*	$57,807	$ —	$ —	$57,807
*	Other financial instruments include foreign exchange contracts.

The following acronym is used throughout this portfolio:

ADR	— American Depositary Receipt

See Notes which are an integral part of the Financial Statements

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Statement of Assets and Liabilities

April 30, 2010 (unaudited)

Assets:
Total investments in securities, at value including $1,763,421 of investments in an affiliated issuer (Note 5) (identified cost $135,457,451)		$160,414,576
Cash		5,000,000
Cash denominated in foreign currencies (identified cost $227,699)		229,937
Income receivable		201,232
Receivable for investments sold		251,875
Receivable for shares sold		1,396,681
Receivable for foreign exchange contracts		57,845
TOTAL ASSETS		167,552,146
Liabilities:
Payable for investments purchased	$5,094,655
Payable for shares redeemed	147,468
Payable for foreign exchange contracts	38
Payable for capital gains taxes withheld	6,595
Payable for distribution services fee (Note 5)	25,855
Payable for shareholder services fee (Note 5)	60,258
Accrued expenses	86,203
TOTAL LIABILITIES		5,421,072
Net assets for 16,051,936 shares outstanding		$162,131,074
Net Assets Consist of:
Paid-in capital		$145,660,979
Net unrealized appreciation of investments and translation of assets and liabilities in foreign currency		24,966,989
Accumulated net realized loss on investments and foreign currency transactions		(8,418,955)
Distributions in excess of net investment income		(77,939)
TOTAL NET ASSETS		$162,131,074
Semi-Annual Shareholder Report
9

Statement of Assets and Liabilities — continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
Net asset value per share ($27,523,662 ÷ 2,706,364 shares outstanding), no par value, unlimited shares authorized	$10.17
Offering price per share	$10.17
Redemption proceeds per share	$10.17
Class A Shares:
Net asset value per share ($91,105,443 ÷ 8,990,727 shares outstanding), no par value, unlimited shares authorized	$10.13
Offering price per share (100/94.50 of $10.13)	$10.72
Redemption proceeds per share	$10.13
Class C Shares:
Net asset value per share ($42,322,426 ÷ 4,237,295 shares outstanding), no par value, unlimited shares authorized	$9.99
Offering price per share	$9.99
Redemption proceeds per share (99.00/100 of $9.99)	$9.89
Class K Shares:
Net asset value per share ($1,179,543 ÷ 117,550 shares outstanding), no par value, unlimited shares authorized	$10.03
Offering price per share	$10.03
Redemption proceeds per share	$10.03

See Notes which are an integral part of the Financial Statements

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Statement of Operations

Six Months Ended April 30, 2010 (unaudited)

Investment Income:
Dividends (including $3,506 received from an affiliated issuer (Note 5) and net of foreign taxes withheld of $16,913)		$835,839
Interest		217,387
TOTAL INCOME		1,053,226
Expenses:
Investment adviser fee (Note 5)	$929,419
Administrative personnel and services fee (Note 5)	133,891
Custodian fees	26,196
Transfer and dividend disbursing agent fees and expenses — Institutional Shares	14,512
Transfer and dividend disbursing agent fees and expenses — Class A Shares	72,514
Transfer and dividend disbursing agent fees and expenses — Class C Shares	38,750
Transfer and dividend disbursing agent fees and expenses — Class K Shares	1,302
Directors'/Trustees' fees	721
Auditing fees	18,159
Legal fees	3,349
Portfolio accounting fees	34,395
Distribution services fee — Class C Shares (Note 5)	139,491
Distribution services fee — Class K Shares (Note 5)	1,683
Shareholder services fee — Class A Shares (Note 5)	92,068
Shareholder services fee — Class C Shares (Note 5)	46,497
Share registration costs	27,802
Printing and postage	24,519
Insurance premiums	2,241
Miscellaneous	311
TOTAL EXPENSES	1,607,820
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11

Statement of Operations — continued
Waivers and Reimbursements (Note 5):
Waiver/reimbursement of investment adviser fee	$(449,570)
Waiver of administrative personnel and services fee	(26,621)
Waiver of distribution services fee — Class K Shares	(210)
Reimbursement of shareholder services fee — Class A Shares	(325)
Reimbursement of transfer and dividend disbursing agent fees and expenses — Institutional Shares	(921)
Reimbursement of transfer and dividend disbursing agent fees and expenses — Class A Shares	(19,831)
TOTAL WAIVERS AND REIMBURSEMENTS		$(497,478)
Net expenses			$1,110,342
Net investment income (loss)			(57,116)
Realized and Unrealized Gain on Investments and Foreign Currency Transactions:
Net realized gain on investments and foreign currency transactions (including foreign taxes withheld of $271,523)			1,630,542
Net change in unrealized appreciation of investments and translation of assets and liabilities in foreign currency			17,992,866
Net realized and unrealized gain on investments and foreign currency transactions			19,623,408
Change in net assets resulting from operations			$19,566,292

See Notes which are an integral part of the Financial Statements

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Statement of Changes in Net Assets

	Six Months Ended (unaudited) 4/30/2010	Year Ended 10/31/2009
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$(57,116)	$315,974
Net realized gain (loss) on investments and foreign currency transactions	1,630,542	(6,464,365)
Net change in unrealized appreciation of investments and translation of assets and liabilities in foreign currency	17,992,866	22,926,792
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	19,566,292	16,778,401
Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(30,127)	(34,222)
Class A Shares	(5,325)	(97,124)
Class K Shares	—	(119)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(35,452)	(131,465)
Share Transactions:
Proceeds from sale of shares	51,162,350	67,130,420
Net asset value of shares issued to shareholders in payment of distributions declared	34,528	111,697
Cost of shares redeemed	(17,782,820)	(24,614,521)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	33,414,058	42,627,596
Change in net assets	52,944,898	59,274,532
Net Assets:
Beginning of period	109,186,176	49,911,644
End of period (including undistributed (distributions in excess of) net investment income of $(77,939) and $14,629, respectively)	$162,131,074	$109,186,176

See Notes which are an integral part of the Financial Statements

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Notes to Financial Statements

April 30, 2010 (unaudited)

1. ORGANIZATION

Federated Equity Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 12 portfolios. The financial statements included herein are only those of Federated Kaufmann Large Cap Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers four classes of shares: Class A Shares, Class C Shares, Class K Shares and Institutional Shares. The financial highlights of the Class A Shares, Class C Shares and Class K Shares are presented separately. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide capital appreciation.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Board of Trustees (the “Trustees”).
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).
  Shares of other mutual funds are valued based upon their reported NAVs.
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and Semi-Annual Shareholder Report
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type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities and mortgage-backed securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Repurchase Agreements

It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

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The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Gains and Losses, Expenses and Distributions

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income, if any, are declared and paid annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that Class A Shares, Class C Shares, Institutional Shares and Class K Shares may bear distribution services fees, shareholder services fees and certain transfer and dividend disbursing agent fees unique to those classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts on fixed-income securities are amortized/accreted for financial statement purposes.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended April 30, 2010, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of April 30, 2010, tax years 2008 and 2009 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.

The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.

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When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Foreign Exchange Contracts

The Fund may enter into foreign exchange contracts for the delayed delivery of securities or foreign currency exchange transactions. The Fund may enter into foreign exchange contracts to protect assets against adverse changes in foreign currency exchange rates or exchange control regulations. Purchased contracts are used to acquire exposure to foreign currencies, whereas, contracts to sell are used to hedge the Fund's securities against currency fluctuations. Risks may arise upon entering into these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date.

Foreign exchange contracts outstanding at period end are listed after the Fund's Portfolio of Investments.

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies (FCs) are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.

Option Contracts

The Fund may buy or sell put and call options to hedge currency. The seller (writer) of an option receives a payment or premium, from the buyer, which the writer keeps regardless of whether the buyer exercises the option. When the Fund writes a put or call option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. Premiums received from writing options which expire are treated as realized gains. The Fund, as a writer of an option, bears the market risk of an unfavorable change in the price of the underlying reference instrument. When the Fund purchases a put or call option, an amount equal to the premium paid is recorded as an Semi-Annual Shareholder Report
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increase to the cost of the investment and subsequently marked to market to reflect the current value of the option purchased. Premiums paid for purchasing options which expire are treated as realized losses. Premiums received/paid for writing/purchasing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying reference instrument to determine the realized gain or loss. The risk associated with purchasing put and call options is limited to the premium paid. Options can trade on securities or commodities exchanges. In this case, the exchange sets all the terms of the contract except for the price. Most exchanges require investors to maintain margin accounts through their brokers to cover their potential obligations to the exchange. This protects investors against potential defaults by the counterparty.

Additional Disclosure Related to Derivative Instruments

Fair Value of Derivative Instruments
	Asset		Liability
	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments under ASC Topic 815
Foreign exchange contracts	Receivable for foreign exchange contracts	$57,845	Payable for foreign exchange contracts	$38

The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended April 30, 2010

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Forward Currency Contracts
Foreign exchange contracts	$(240)
Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Forward Currency Contracts
Foreign exchange contracts	$56,892

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

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3. SHARES OF BENEFICIAL INTEREST

The following tables summarize share activity:

	Six Months Ended 4/30/2010		Year Ended 10/31/2009
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	1,000,829	$9,949,708	1,648,086	$11,540,740
Shares issued to shareholders in payment of distributions declared	3,199	29,945	5,201	33,907
Shares redeemed	(123,346)	(1,163,420)	(182,139)	(1,444,097)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	880,682	$8,816,233	1,471,148	$10,130,550
	Six Months Ended 4/30/2010		Year Ended 10/31/2009
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	3,163,474	$30,100,166	5,164,199	$39,815,480
Shares issued to shareholders in payment of distributions declared	491	4,583	11,931	77,671
Shares redeemed	(1,098,812)	(10,384,226)	(2,777,438)	(18,310,126)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	2,065,153	$19,720,523	2,398,692	$21,583,025
	Six Months Ended 4/30/2010		Year Ended 10/31/2009
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	1,086,627	$10,190,590	2,106,276	$15,425,563
Shares issued to shareholders in payment of distributions declared	—	—	—	—
Shares redeemed	(653,054)	(6,064,807)	(684,595)	(4,817,632)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	433,573	$4,125,783	1,421,681	$10,607,931
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	Six Months Ended 4/30/2010		Year Ended 10/31/2009
Class K Shares:	Shares	Amount	Shares	Amount
Shares sold	97,018	$921,886	43,499	$348,637
Shares issued to shareholders in payment of distributions declared	—	—	18	119
Shares redeemed	(17,991)	(170,367)	(5,280)	(42,666)
NET CHANGE RESULTING FROM CLASS K SHARE TRANSACTIONS	79,027	$751,519	38,237	$306,090
NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	3,458,435	$33,414,058	5,329,758	$42,627,596

4. FEDERAL TAX INFORMATION

At April 30, 2010, the cost of investments for federal tax purposes was $135,192,914. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation/depreciation resulting from changes in foreign currency exchange rates and outstanding foreign exchange contracts was $25,221,662. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $27,387,535 and net unrealized depreciation from investments for those securities having an excess of cost over value of $2,165,873.

At October 31, 2009, the Fund had a capital loss carryforward of $8,306,738 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2016	$3,186,204
2017	$5,120,534

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Equity Management Company of Pennsylvania is the Fund's investment adviser (the “Adviser”). The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 1.425% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund. For the six months ended April 30, 2010, the Adviser voluntarily waived $447,289 of its fee. In addition, an affiliate of the Adviser reimbursed $20,752 of transfer and dividend disbursing agent fees and expenses.

Certain of the Fund's assets are managed by Federated Global Investment Management Corp. (the “Sub-Adviser”). Under the terms of a sub-advisory agreement between the Adviser and the Sub-Adviser, the Sub-Adviser receives an allocable portion of the Fund's adviser fee. The fee is paid by the Adviser out of its resources and is not an incremental Fund expense. For the six months ended April 30, 2010, the Sub-Adviser earned a fee of $766,363.

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Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended April 30, 2010, FAS waived $26,621 of its fee. The net fee paid to FAS was 0.164% of average daily net assets of the Fund. The Fund is currently being charged the minimum administrative fee; therefore the fee as a percentage of average daily net assets is greater than the amounts presented in the chart above.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class A Shares, Class C Shares and Class K Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:

Share Class Name	Percentage of Average Daily Net Assets of Class
Class A Shares	0.25%
Class C Shares	0.75%
Class K Shares	0.50%

Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the six months ended April 30, 2010, FSC voluntarily waived $210 of its fee. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended April 30, 2010, FSC retained $54,096 of fees paid by the Fund. For the six months ended April 30, 2010, the Fund's Class A Shares did not incur a distribution services fee; however it may begin to incur this fee upon approval of the Trustees.

Sales Charges

Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the six months ended April 30, 2010, FSC retained $18,399 in sales charges from the sale of Class A Shares. FSC also retained $1,502 of CDSC relating to redemptions of Class C Shares.

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Shareholder Services Fee

The Fund may pay fees (“Service Fees”) up to 0.25% of the average daily net assets of the Fund's Class A Shares and Class C Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for Service Fees. For the six months ended April 30, 2010, FSSC voluntarily reimbursed $325 of Service Fees. For the six months ended April 30, 2010, FSSC did not receive any fees paid by the Fund.

Expense Limitation

The Adviser and its affiliates (which may include FSC, FAS and FSSC) have voluntarily agreed to waive their fees and/or reimburse expenses so that the total annual fund operating expenses (as shown in the financial highlights) paid by the Fund's Institutional Shares, Class A Shares, Class C Shares and Class K Shares (after the voluntary waivers and reimbursements) will not exceed 1.25%, 1.50%, 2.34% and 1.95% (the “Fee Limit”), respectively, through the later of (the “Termination Date”): (a) December 31, 2010; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.

Interfund Transactions

During the six months ended April 30, 2010, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $0 and $51,545, respectively.

General

Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

Transactions with Affiliated Companies

Affiliated holdings are mutual funds which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated mutual funds. For the six months ended April 30, 2010, the Adviser reimbursed $2,281. Transactions with the affiliated company during the six months ended April 30, 2010, were as follows:

Affiliate	Balance of Shares Held 10/31/2009	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 4/30/2010	Value	Dividend Income
Prime Value Obligations Fund, Institutional Shares	599,268	45,087,476	43,923,323	1,763,421	$1,763,421	$3,506
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6. Investment TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended April 30, 2010, were as follows:

Purchases	$75,915,987
Sales	$40,932,030

7. CONCENTRATION OF RISK

The Fund invests in securities of non-U.S. issuers. Political or economic developments may have an effect on the liquidity and volatility of portfolio securities and currency holdings.

8. LINE OF CREDIT

The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of April 30, 2010, there were no outstanding loans. During the six months ended April 30, 2010, the Fund did not utilize the LOC.

9. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of April 30, 2010, there were no outstanding loans. During the six months ended April 30, 2010, the program was not utilized.

10. Legal Proceedings

Since October 2003, Federated Investors, Inc. and related entities (collectively, “Federated”), and various Federated sponsored mutual funds (“Federated Funds”) have been named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of certain Federated Funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. Federated without admitting the validity of any claim has reached a preliminary settlement with the Plaintiffs in these cases. Any settlement would have to be approved by the Court. Federated entities have also been named as defendants in several additional lawsuits that are now pending in the United States District Court for the Western District of Pennsylvania. These lawsuits have been consolidated into a single action alleging excessive advisory fees involving one of the Federated Funds. The Board of the Federated Funds retained the law firm of Dickstein Shapiro LLP to represent the Federated Funds in these lawsuits. Federated and the Federated Funds, and their respective counsel, have been defending this litigation, and none of the Federated Funds remains a defendant in any of the lawsuits. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek monetary damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these Semi-Annual Shareholder Report
23

lawsuits will have a material adverse effect on the Federated Funds, there can be no assurance that these suits, ongoing adverse publicity and/or other developments resulting from the allegations in these matters will not result in increased redemptions, or reduced sales, of shares of the Federated Funds or other adverse consequences for the Federated Funds.

11. Subsequent events

Management has evaluated subsequent events through the date the financial statements were issued, and determined that no events have occurred that require additional disclosure.

Semi-Annual Shareholder Report
24

Evaluation and Approval of Advisory Contract - May 2009

Federated Kaufmann Large Cap Fund (the “Fund”)

The Fund's Board reviewed the Fund's investment advisory and subadvisory contracts at meetings held in May 2009. The Board's decision regarding these contracts reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory and subadvisory contracts.

During its review of these contracts, the Board considered compensation and benefits received by the Adviser and subadviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize “economies of scale” as a fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with a fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser and subadviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory and subadvisory contracts to the extent it considered them to be appropriate and relevant, as discussed further below.

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The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory and subadvisory contracts occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory and subadvisory contracts included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's and subadviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace. Semi-Annual Shareholder Report
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With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because, it is believed that, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows; and portfolio manager time spent in review of securities pricing. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are highly important in judging the reasonableness of proposed fees.

For the one-year period covered by the report, the Fund's performance was above the median of the relevant peer group.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or Semi-Annual Shareholder Report
27

reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reports regarding the institution or elimination of these voluntary waivers.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, compliance, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

It was noted in the materials for the Board meeting that for the period covered by the report, the Fund's investment advisory fee was waived in its entirety. The Board reviewed the contractual fee rate and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive.

The Senior Officer's evaluation noted his belief that the information and observations contained in his evaluation supported a finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these Semi-Annual Shareholder Report
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circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory and subadvisory contracts. The Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory and subadvisory contracts on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

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Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's Web site at FederatedInvestors.com. To access this information from the “Products” section of the Web site, click on the “Prospectuses and Regulatory Reports” link under “Related Information,” then select the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the “Prospectuses and Regulatory Reports” link. Form N-PX filings are also available at the SEC's Web site at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's Web site at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the “Products” section of Federated's Web site at FederatedInvestors.com by clicking on “Portfolio Holdings” under “Related Information,” then selecting the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the “Portfolio Holdings” link.

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Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERYIn an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

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Federated Kaufmann Large Cap Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561

Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 314172412

38632 (6/10)

Federated is a registered mark of Federated Investors, Inc.
2010  © Federated Investors, Inc.

Federated Kaufmann Small Cap Fund

Established 2002

A Portfolio of Federated Equity Funds

SEMI-ANNUAL SHAREHOLDER REPORT

April 30, 2010

Class A Shares
Class B Shares
Class C Shares
Class K Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLE
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS

EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Financial Highlights - Class A Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 4/30/2010	Year Ended October 31,
		2009	2008	2007	2006	2005
Net Asset Value, Beginning of Period	$17.85	$15.19	$28.16	$24.45	$20.60	$19.30
Income From Investment Operations:
Net investment income (loss)	(0.09)[1]	(0.09)[1]	(0.17)[1]	(0.30)[1]	(0.33)[1]	(0.35)[1]
Net realized and unrealized gain (loss) on investments, short sales, written options and foreign currency transactions	4.57	2.75	(11.95)	5.19	4.51	2.76
TOTAL FROM INVESTMENT OPERATIONS	4.48	2.66	(12.12)	4.89	4.18	2.41
Less Distributions:
Distributions from net realized gain on investments and foreign currency transactions	—	—	(0.85)	(1.18)	(0.33)	(1.11)
Net Asset Value, End of Period	$22.33	$17.85	$15.19	$28.16	$24.45	$20.60
Total Return[2]	25.10%	17.51%	(44.29)%	20.92%	20.50%	12.79%
Ratios to Average Net Assets:
Net expenses	1.95%[3]	1.95%[4]	1.95%[4]	1.95%	1.95%	1.95%
Net investment income (loss)	(0.90)%[3]	(0.58)%	(0.77)%	(1.15)%	(1.39)%	(1.73)%
Expense waiver/reimbursement[5]	0.34%[3]	0.38%	0.28%	0.24%	0.24%	0.28%
Supplemental Data:
Net assets, end of period (000 omitted)	$865,331	$709,757	$543,187	$967,496	$724,411	$371,092
Portfolio turnover	35%	90%	58%	46%	51%	42%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 1.95% and 1.95% for the years ended October 31, 2009 and 2008, respectively, after taking into account these expense reductions.
5	The expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.

See Notes which are an integral part of the Financial Statements

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1

Financial Highlights - Class B Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 4/30/2010	Year Ended October 31,
		2009	2008	2007	2006	2005
Net Asset Value, Beginning of Period	$17.19	$14.71	$27.45	$23.99	$20.33	$19.16
Income From Investment Operations:
Net investment income (loss)	(0.14)[1]	(0.17)[1]	(0.29)[1]	(0.43)[1]	(0.45)[1]	(0.46)[1]
Net realized and unrealized gain (loss) on investments, short sales, written options and foreign currency transactions	4.40	2.65	(11.60)	5.07	4.44	2.74
TOTAL FROM INVESTMENT OPERATIONS	4.26	2.48	(11.89)	4.64	3.99	2.28
Less Distributions:
Distributions from net realized gain on investments and foreign currency transactions	—	—	(0.85)	(1.18)	(0.33)	(1.11)
Net Asset Value, End of Period	$21.45	$17.19	$14.71	$27.45	$23.99	$20.33
Total Return[2]	24.78%	16.86%	(44.61)%	20.25%	19.83%	12.17%
Ratios to Average Net Assets:
Net expenses	2.50%[3]	2.50%[4]	2.50%[4]	2.50%	2.50%	2.50%
Net investment income (loss)	(1.45)%[3]	(1.11)%	(1.35)%	(1.70)%	(1.95)%	(2.28)%
Expense waiver/reimbursement[5]	0.31%[3]	0.36%	0.28%	0.23%	0.24%	0.23%
Supplemental Data:
Net assets, end of period (000 omitted)	$86,042	$76,876	$78,150	$177,325	$159,357	$117,744
Portfolio turnover	35%	90%	58%	46%	51%	42%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 2.50% and 2.50% for the years ended October 31, 2009 and 2008, respectively, after taking into account these expense reductions.
5	The expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.

See Notes which are an integral part of the Financial Statements

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Financial Highlights - Class C Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 4/30/2010	Year Ended October 31,
		2009	2008	2007	2006	2005
Net Asset Value, Beginning of Period	$17.19	$14.71	$27.45	$23.99	$20.33	$19.16
Income From Investment Operations:
Net investment income (loss)	(0.14)[1]	(0.17)[1]	(0.29)[1]	(0.43)[1]	(0.45)[1]	(0.46)[1]
Net realized and unrealized gain (loss) on investments, short sales, written options and foreign currency transactions	4.40	2.65	(11.60)	5.07	4.44	2.74
TOTAL FROM INVESTMENT OPERATIONS	4.26	2.48	(11.89)	4.64	3.99	2.28
Less Distributions:
Distributions from net realized gain on investments and foreign currency transactions	—	—	(0.85)	(1.18)	(0.33)	(1.11)
Net Asset Value, End of Period	$21.45	$17.19	$14.71	$27.45	$23.99	$20.33
Total Return[2]	24.78%	16.86%	(44.61)%	20.25%	19.83%	12.17%
Ratios to Average Net Assets:
Net expenses	2.50%[3]	2.50%[4]	2.50%[4]	2.50%	2.50%	2.50%
Net investment income (loss)	(1.45)%[3]	(1.12)%	(1.34)%	(1.70)%	(1.94)%	(2.28)%
Expense waiver/reimbursement[5]	0.29%[3]	0.34%	0.28%	0.23%	0.24%	0.23%
Supplemental Data:
Net assets, end of period (000 omitted)	$205,999	$175,955	$175,301	$358,085	$259,215	$152,232
Portfolio turnover	35%	90%	58%	46%	51%	42%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 2.50% and 2.50% for the years ended October 31, 2009 and 2008, respectively, after taking into account these expense reductions.
5	The expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.

See Notes which are an integral part of the Financial Statements

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Financial Highlights - Class K Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 4/30/2010	Year Ended October 31,
		2009	2008	2007	2006[1]
Net Asset Value, Beginning of Period	$17.85	$15.19	$28.16	$24.45	$20.60
Income From Investment Operations:
Net investment income (loss)	(0.09)[2]	(0.09)[2]	(0.16)[2]	(0.29)[2]	(0.29)[2]
Net realized and unrealized gain (loss) on investments, short sales, written options and foreign currency transactions	4.57	2.75	(11.96)	5.18	4.47
TOTAL FROM INVESTMENT OPERATIONS	4.48	2.66	(12.12)	4.89	4.18
Less Distributions:
Distributions from net realized gain on investments and foreign currency transactions	—	—	(0.85)	(1.18)	(0.33)
Net Asset Value, End of Period	$22.33	$17.85	$15.19	$28.16	$24.45
Total Return[3]	25.10%	17.51%	(44.29)%	20.92%	20.50%
Ratios to Average Net Assets:
Net expenses	1.95%[4]	1.95%[5]	1.95%[5]	1.95%	1.95%
Net investment income (loss)	(0.90)%[4]	(0.58)%	(0.73)%	(1.15)%	(1.25)%
Expense waiver/reimbursement[6]	0.44%[4]	0.49%	0.46%	0.44%	0.45%
Supplemental Data:
Net assets, end of period (000 omitted)	$33,829	$25,955	$17,665	$20,440	$7,838
Portfolio turnover	35%	90%	58%	46%	51%
1	The date of initial investment was November 1, 2005.
2	Per share numbers have been calculated using the average shares method.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Computed on an annualized basis.
5	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 1.95% and 1.95% for the years ended October 31, 2009 and 2008, respectively, after taking into account these expense reductions.
6	The expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.

See Notes which are an integral part of the Financial Statements

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Shareholder Expense Example (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (“loads”) on purchase or redemption payments; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2009 to April 30, 2010.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

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Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (“loads”) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
	Beginning Account Value 11/1/2009	Ending Account Value 4/30/2010	Expenses Paid During Period[1]
Actual:
Class A Shares	$1,000	$1,251.00	$10.88
Class B Shares	$1,000	$1,247.80	$13.93
Class C Shares	$1,000	$1,247.80	$13.93
Class K Shares	$1,000	$1,251.00	$10.88
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,015.12	$9.74
Class B Shares	$1,000	$1,012.40	$12.47
Class C Shares	$1,000	$1,012.40	$12.47
Class K Shares	$1,000	$1,015.12	$9.74
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:
Class A Shares	1.95%
Class B Shares	2.50%
Class C Shares	2.50%
Class K Shares	1.95%
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Portfolio of Investments Summary Table (unaudited)

At April 30, 2010, the Fund's sector composition1 was as follows:

Sector Composition	Percentage of Total Net Assets
Health Care	21.8%
Industrials	20.1%
Consumer Discretionary	19.8%
Information Technology	18.8%
Financials	9.7%
Consumer Staples	4.2%
Materials	3.5%
Telecommunication Services	1.5%
Energy	1.1%
Utilities	0.5%
Securities Lending Collateral[2]	16.2%
Other Assets and Liabilities — Net[3]	(17.2)%
TOTAL	100.0%
1	Except for Securities Lending Collateral and Other Assets and Liabilities, sector classifications are based upon, and individual portfolio securities are assigned to, the classifications of the Global Industry Classification Standard (GICS) except that the adviser assigns a classification to securities not classified by the GICS and to securities for which the adviser does not have access to the classification made by the GICS.
2	Represents cash collateral received from portfolio securities on loan which are invested in short-term investments such as repurchase agreements or money market mutual funds.
3	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Semi-Annual Shareholder Report
7

Portfolio of Investments

April 30, 2010 (unaudited)

Shares or Principal Amount			Value in U.S. Dollars
		COMMON STOCKS – 98.6%
		Consumer Discretionary – 18.1%
323,531	[1]	ASOS PLC	3,104,836
39,200	[2,3]	B2W Companhia Global Do Varejo, GDR	1,730,680
1,000,000	[1,4]	Central European Media Enterprises Ltd., Class A	34,000,000
353,500	[1]	China Education Alliance, Inc.	1,714,475
714,400	[1,4]	ChinaCast Education Corp.	4,807,912
66,629	[1,4]	Chipotle Mexican Grill, Inc.	8,988,918
157,804		Cia Hering	3,531,469
274,000		Ctrip.com International Ltd., ADR	10,006,480
588,000	[1]	Dick's Sporting Goods, Inc.	17,116,680
468,600	[4]	Geox SpA	3,024,817
819,850	[1,4]	hhgregg, Inc.	23,472,306
131,000	[1]	L'Occitane International SA	254,436
250,900	[1]	LJ International, Inc.	667,394
151,925	[1]	Lincoln Educational Services	3,792,048
151,872	[1,4]	Lululemon Athletica, Inc.	5,713,425
298,186		National CineMedia, Inc.	5,677,462
278,700	[1]	O'Reilly Automotive, Inc.	13,625,643
572,907	[4]	Orient-Express Hotel Ltd.	7,820,181
181,975	[1]	Penn National Gaming, Inc.	5,633,946
5,240,900		Piaggio & C. SpA	16,437,435
110,200	[1,4]	Rue21, Inc.	3,482,320
109,000		SEB — Sistema Educacional Brasileiro SA	1,441,628
390,000	[1]	Select Comfort Corp.	4,414,800
272,200	[1,4]	Texas Roadhouse, Inc.	4,023,116
288,000		Thor Industries, Inc.	10,284,480
31,822	[1]	US Auto Parts Network, Inc.	299,127
223,400	[1]	Universal Travel Group	2,039,642
73,200	[1]	Vitamin Shoppe Industries, Inc.	1,816,824
338,900	[1,4]	Winnebago Industries, Inc.	5,635,907
181,020	[1,4]	Wonder Auto Technology, Inc.	2,094,401
894,981	[1]	Yoox SpA	8,271,412
		TOTAL	214,924,200
		Consumer Staples – 4.2%
100,000	[1,4]	China Marine Food Group Ltd.	616,000
Semi-Annual Shareholder Report
8

Shares or Principal Amount			Value in U.S. Dollars
490,800	[1]	Grupo Comercial Chedraui SA, de CV	1,433,065
2,046,887	[1]	Hypermarcas SA	28,261,348
392,317	[1]	Prestige Brands Holdings, Inc.	3,821,168
200,000	[1]	Ralcorp Holdings, Inc.	13,310,000
67,608	[1,4]	TreeHouse Foods, Inc.	2,859,142
		TOTAL	50,300,723
		Energy – 1.1%
168,840	[1]	China Integrated Energy, Inc.	1,987,247
15,970	[1]	Concho Resources, Inc.	907,416
93,500	[1,4]	Grupo TMM SA de CV, ADR	267,410
785,500	[1,4]	Sandridge Energy, Inc.	5,899,105
100,000		Vermilion Energy Trust	3,470,171
		TOTAL	12,531,349
		Financials – 9.4%
120,000	[1,4]	Affiliated Managers Group	10,101,600
223,097		BR Malls Participacoes	2,841,575
412,000		Berkley, W. R. Corp.	11,124,000
1,268,550		Brasil Brokers Participacoes	5,765,307
3,342,625	[1]	CETIP SA	25,383,374
359,911	[1]	Cardtronics, Inc.	5,017,159
462,963	[1,4]	China Housing & Land Development, Inc.	1,601,852
25,493	[1,2,3]	China Housing & Land Development, Inc.	88,206
491,017	[4]	Colony Financial, Inc.	9,334,233
100,707		Compass Diversified Trust	1,462,266
300,000	[4]	E-House China Holdings Ltd., ADR	5,043,000
115,239	[1]	IFM Investments Ltd., ADR	659,167
123,200		Multiplan Empreendimentos Imobiliarios SA	2,119,189
96,300		New York Community Bancorp, Inc.	1,586,061
89,800	[1]	Primerica, Inc.	2,130,056
185,300	[1]	RHJ International	1,579,948
2,090,874		Rural Electrification Corp. Ltd.	11,948,866
345,900		Willis Group Holdings PLC	11,916,255
758,300	[1]	Xinyuan Real Estate Co. Ltd, ADR	2,745,046
		TOTAL	112,447,160
		Health Care – 21.6%
253,000	[1,2,3,5]	Adaltis, Inc.	0
59,000	[1,2,3,5]	Adaltis, Inc.	0
Semi-Annual Shareholder Report
9

Shares or Principal Amount			Value in U.S. Dollars
641,543	[1,5]	Adaltis, Inc.	0
904,300	[1]	Alkermes, Inc.	11,846,330
576,400	[1]	Anadys Pharmaceuticals, Inc.	1,464,056
206,896	[1]	Ardea Biosciences, Inc.	5,255,158
307,104	[1,4]	Arena Pharmaceuticals, Inc.	998,088
140,705	[1,4]	Athenahealth, Inc.	4,083,259
57,950		Aurobindo Pharma Ltd.	1,233,376
512,044	[1,4]	Auxilium Pharmaceutical, Inc.	18,228,766
400,000	[1,4]	BioMarin Pharmaceutical, Inc.	9,348,000
1,832,350	[1]	Catalyst Pharmaceutical Partners, Inc.	2,473,673
104,208	[1]	Cepheid, Inc.	2,083,118
1,200	[1]	Conceptus, Inc.	22,728
346,120	[1]	Corcept Therapeutics, Inc.	1,169,886
121,142	[1]	Corcept Therapeutics, Inc.	409,460
862,000	[1,4]	Cubist Pharmaceuticals, Inc.	19,326,040
490,900		Dishman Pharmaceuticals & Chemicals Ltd.	2,408,108
2,038,600	[1,4]	Dyax Corp.	7,135,100
5,886,389	[1,4]	Dynavax Technologies Corp.	9,123,903
58,248	[1]	Emergency Medical Services Corp., Class A	3,080,154
327,969	[1]	Endologix, Inc.	1,525,056
60,750		Hikma Pharmaceuticals PLC	583,805
171,400	[1]	Human Genome Sciences, Inc.	4,746,066
169,644	[1,4]	Illumina, Inc.	7,102,994
135,200	[1]	Insulet Corp.	1,865,760
317,571	[1,4]	Isis Pharmaceuticals, Inc.	3,413,888
22,967	[1,4]	LifeWatch AG	379,701
115,492	[1]	Masimo Corp.	2,703,668
395,800	[1,4]	Mylan Laboratories, Inc.	8,719,474
200,629	[1]	Nektar Therapeutics	2,800,781
372,606	[1,4]	Neurocrine Biosciences, Inc.	1,196,065
228,426	[1]	OSI Pharmaceuticals, Inc.	13,401,754
327,300	[1,4]	Orexigen Therapeutics, Inc.	2,219,094
280,981	[1,4]	Orthofix International NV	9,606,740
1,101,700	[1]	Penwest Pharmaceuticals Co.	3,866,967
175,891	[1]	Pharmacyclics, Inc.	1,335,013
239,400		Piramal Healthcare Ltd.	2,879,745
814,055	[1]	Progenics Pharmaceuticals, Inc.	5,242,514
Semi-Annual Shareholder Report
10

Shares or Principal Amount			Value in U.S. Dollars
450,000	[1,4]	Protalix Biotherapeutics, Inc.	3,046,500
148,700	[1]	Qiagen NV	3,420,302
145,200	[1,4]	Regeneron Pharmaceuticals, Inc.	3,706,956
449,100	[1]	Repligen Corp.	1,576,341
358,650	[1]	Savient Pharmaceuticals, Inc.	5,200,425
544,150	[1,4]	Seattle Genetics, Inc.	6,856,290
28,500	[1]	Solta Medical, Inc.	67,545
510,000	[1]	Somaxon Pharmaceuticals, Inc.	3,666,900
368,200	[1,4]	Spectrum Pharmaceuticals, Inc.	1,899,912
30,700	[1]	St. Jude Medical, Inc.	1,253,174
433,500	[1]	Talecris Biotherapeutics Holdings Corp.	8,128,125
611,100	[1]	ThermoGenesis Corp.	470,547
576,945	[1]	Threshold Pharmaceuticals, Inc.	998,115
208,600		Tianyin Pharmaceutical Co., Inc.	732,186
392,512	[1]	Transcend Services, Inc.	5,836,654
471,400	[1,5]	Valera Pharmaceuticals, Inc.	0
1,458,820	[1,4]	Vical, Inc.	5,280,928
270,700	[1,4]	Vivus, Inc.	2,758,433
985,606	[1]	Warner Chilcott PLC	27,951,786
28,800	[1]	Watson Pharmaceuticals, Inc.	1,233,216
		TOTAL	257,362,623
		Industrials – 20.0%
3,750,000	[1,4]	AirTran Holdings, Inc.	19,800,000
33,926,821	[1]	Aramex PJSC	15,332,719
454,350		CLARCOR, Inc.	17,183,517
487,911	[4]	Con-way, Inc.	18,950,463
108,000	[1]	Copart, Inc.	3,854,520
132,300	[1,4]	CoStar Group, Inc.	5,814,585
159,100	[1]	Covanta Holding Corp.	2,781,068
343,096	[1]	Dynamex, Inc.	6,069,368
2,000,000	[1]	Express-1 Expedited Solutions	3,080,000
24,812	[1,4]	First Solar, Inc.	3,561,763
302,231	[1,4]	GeoEye, Inc.	8,613,583
744,900		IESI-BFC Ltd.	14,585,142
109,440	[1,4]	IHS, Inc., Class A	5,545,325
1,764,988	[1,4]	Innovative Solutions and Support, Inc.	10,272,230
52,715		Iron Mountain, Inc.	1,325,782
Semi-Annual Shareholder Report
11

Shares or Principal Amount			Value in U.S. Dollars
3,275,000	[1,4]	Jet Blue Airways Corp.	18,307,250
210,168	[1]	KAR Auction Services, Inc.	3,270,214
57,112		Knight Transportation, Inc.	1,215,914
85,246	[1,4]	Lihua International, Inc.	748,460
315,300	[1]	MOOG, Inc., Class A	11,719,701
260,623		Max India Ltd.	1,027,275
632,493	[1]	Owens Corning, Inc.	21,998,107
579,100	[1,4]	Quality Distribution, Inc.	4,053,700
137,799	[1]	RailAmerica, Inc.	1,776,229
4,165,302	[1,4]	Satcon Technology Corp.	11,704,499
193,600		Simpson Manufacturing Co., Inc.	6,580,464
500,620	[1]	Spire Corp.	1,767,189
19,180	[1]	Stanley, Inc.	606,663
63,505	[1]	Trina Solar Ltd., ADR	1,642,874
446,000	[1]	Verisk Analytics, Inc.	12,496,920
194,688	[1]	Vicor Corp.	2,943,683
		TOTAL	238,629,207
		Information Technology – 18.7%
48,400	[1]	Akamai Technologies, Inc.	1,879,372
772,632	[1]	Amadeus IT Holding SA	12,344,648
963,735	[1]	Art Technology Group, Inc.	4,124,786
87,500	[1,4]	Blackboard, Inc.	3,723,125
1,601,000	[1,4]	Cinedigm Digital Cinema Corp.	3,890,430
600,000	[1]	Commvault Systems, Inc.	12,570,000
438,000	[1,4]	Compellent Technologies, Inc.	5,505,660
904,000	[1]	Conexant Systems, Inc.	2,757,200
300,000	[1,4]	Constant Contact, Inc.	7,665,000
17,700	[1]	Convio, Inc.	177,708
64,970	[1]	DG Fastchannel, Inc.	2,285,645
1,025,300	[1]	Entropic Communications, Inc.	5,413,584
461,768	[1]	Fundtech Ltd.	6,002,984
951,600	[1]	Gilat Satellite Networks	5,766,696
414,400	[1]	Hypercom Corp.	1,719,760
100,000	[1]	Informatica Corp.	2,501,000
592,542	[1]	iPass, Inc.	853,261
103,700	[1]	JDA Software Group, Inc.	2,996,930
672,003	[1]	Kenexa Corp.	10,086,765
Semi-Annual Shareholder Report
12

Shares or Principal Amount			Value in U.S. Dollars
61,040	[1,4]	Magma Design Automation	219,744
486,136	[1]	Microsemi Corp.	8,050,412
34,938	[1]	MicroStrategy, Inc., Class A	2,676,251
2,010,000	[1,4]	Mindspeed Technologies, Inc.	20,160,300
79,426	[1,4]	Monster Worldwide, Inc.	1,384,395
221,899	[1,4]	NIC, Inc.	1,564,388
1,215,020	[1]	NaviSite, Inc.	3,596,459
800,000	[1,4]	Netezza Corp.	10,952,000
1,196,249	[1]	Nova Measuring Instruments Ltd.	6,627,220
425,000	[1]	ON Semiconductor Corp.	3,374,500
626,400	[1]	Onvia.com, Inc.	4,541,400
467,500	[1]	Parametric Technology Corp.	8,690,825
127,300	[1,4]	Perfect World Co. Ltd., ADR	4,260,731
1,920,000	[1]	Phoenix Technology Ltd.	5,740,800
109,365	[1,4]	QuinStreet, Inc.	1,847,175
605,800	[1]	RADWARE Ltd.	11,988,782
393,000		Redecard SA	6,488,767
286,000	[1]	SS&C Technologies, Inc.	4,799,080
1,225,467	[1]	Smart Modular Technologies (WWH), Inc.	8,602,778
61,200	[1,4]	Switch & Data Facilities Co.	1,174,428
150,725	[1]	TNS, Inc.	3,911,314
408,000	[1]	Telecity Group PLC	2,546,884
656,700	[1]	Tier Technologies, Inc., Class B	5,496,579
1,823,500	[1]	WebMediaBrands, Inc.	1,914,675
		TOTAL	222,874,441
		Materials – 3.5%
300,000		Commercial Metals Corp.	4,464,000
3,314,700		Huabao International Holdings Ltd.	3,813,273
2,322,500		Nine Dragons Paper Holdings Ltd.	3,906,480
257,727	[1]	STR Holdings, Inc.	5,943,185
300,000	[1]	Solutia, Inc.	5,280,000
1,199,950	[1]	Thompson Creek Metals Co., Inc.	15,383,359
2,627,000	[1]	Yingde Gases Group Co.	2,890,363
		TOTAL	41,680,660
		Telecommunication Services – 1.5%
94,400	[1]	AboveNet, Inc.	4,770,976
3,001		Atlantic Telephone Network, Inc.	165,595
Semi-Annual Shareholder Report
13

Shares or Principal Amount			Value in U.S. Dollars
171,400		NTELOS Holdings Corp.	3,364,582
533,700	[1]	TW Telecom, Inc.	9,499,860
		TOTAL	17,801,013
		Utilities – 0.5%
94,400		ITC Holdings Corp.	5,270,352
83,948	[1]	Tri-Tech Holding, Inc.	1,179,469
		TOTAL	6,449,821
		TOTAL COMMON STOCKS (IDENTIFIED COST $982,929,460)	1,175,001,197
		WARRANTS – 0.2%
		Consumer Discretionary – 0.0%
160,372	[1]	Point Therapeutics, Inc.	3
		Financials – 0.0%
138,889	[1]	China Housing & Land Development, Inc.	137,295
		Health Care – 0.2%
224,540	[1]	Adaltis, Inc.	0
131,950	[1]	Anadys Pharmaceuticals, Inc.	271,934
20,850	[1]	Clinical Data, Inc.	270
121,142	[1]	Corcept Therapeutics, Inc.	282,408
144,960	[1]	Cortex Pharmaceuticals, Inc.	1,261
446,014	[1]	Dynavax Technologies Corp.	696,851
201,055	[1]	Medicure, Inc.	0
257,688	[1]	Threshold Pharmaceuticals, Inc.	342,957
		TOTAL	1,595,681
		TOTAL WARRANTS (IDENTIFIED COST $175,031)	1,732,979
		Preferred Stocks – 0.6%
		Consumer Discretionary – 0.6%
11,353	[2,3]	Callaway Golf Co., Conv. Pfd., Series B, $7.50 Annual Dividend	1,697,387
2,900	[2,3]	Lodgenet Entertainment, Conv. Pfd., Series B, $25.00 Annual Dividend	5,596,710
		TOTAL	7,294,097
		Health Care – 0.0%
792,576		Bellus Health, Inc., Conv. Pfd., Series A	138,701
		TOTAL PREFERRED STOCKS (IDENTIFIED COST $4,291,949)	7,432,798
Semi-Annual Shareholder Report
14

Shares or Principal Amount			Value in U.S. Dollars
		Corporate Bonds – 1.6%
		Consumer Discretionary – 1.1%
$11,700,000		Central European Media Enterprises Ltd., Conv. Bond, 3.50%, 3/15/2013	10,263,872
1,263,000		Coinstar, Inc., Conv. Bond, 4.00%, 9/1/2014	1,685,158
741,000	[2,3]	Gaylord Entertainment Co., Conv. Bond, Series 144A, 3.75%, 10/1/2014	1,033,677
		TOTAL	12,982,707
		Financials – 0.3%
830,000	[2,3]	Alexandria Real Estate Equities, Inc., Conv. Bond, 8.00%, 4/15/2029	1,541,235
1,179,000	[2,3]	Digital Realty Trust, Inc., Conv. Bond, 5.50%, 4/15/2029	1,729,298
		TOTAL	3,270,533
		Industrials – 0.1%
621,000		AMR Corp., Conv. Bond, 6.25%, 10/15/2014	653,944
1,000,000		UAL Corp., Conv. Bond, 5.00%, 2/1/2021	1,001,750
		TOTAL	1,655,694
		Information Technology – 0.1%
860,000		GSI Commerce, Inc., Conv. Bond, 2.50%, 6/1/2027	961,368
		Telecommunication Services – 0.0%
307,000	[2,3]	SBA Communications, Corp., Conv. Bond, 4.00%, 10/1/2014	411,549
		TOTAL CORPORATE BONDS (IDENTIFIED COST $12,887,370)	19,281,851
		REPURCHASE AGREEMENT – 16.2%
193,344,000	[6]	Interest in $8,020,000,000 joint repurchase agreement 0.21%, dated 4/30/2010 under which Bank of America, N.A. will repurchase securities provided as collateral for $8,020,140,350 on 5/3/2010. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 1/20/2040 and the market value of these underlying securities was $8,180,543,158 (purchased with proceeds from securities lending collateral). (AT COST)	193,344,000
		TOTAL INVESTMENTS — 117.2% (IDENTIFIED COST $1,193,627,810)[7]	1,396,792,825
		OTHER ASSETS AND LIABILITIES - NET — (17.2)%[8]	(205,590,969)
		TOTAL NET ASSETS — 100%	$1,191,201,856
Semi-Annual Shareholder Report
15

At April 30, 2010, the Fund had the following outstanding foreign exchange contracts:
Settlement Date	Foreign Currency Units to Deliver/Receive	In Exchange For	Unrealized Appreciation/ (Depreciation)
Contracts Purchased:
5/3/2010	138,690 Brazilian Real	$80,256	$(469)
5/3/2010	2,830 Brazilian Real	$1,638	$(10)
5/3/2010	733,501 Euros	$966,274	$10,346
5/3/2010	4,454,099 Euros	$5,854,512	$75,897
5/4/2010	769,553 Euros	$1,018,273	$6,349
5/4/2010	2,658,598 Euros	$3,520,249	$19,540
5/4/2010	45,370 Pound Sterling	$69,425	$(7)
5/5/2010	16,687,200 Mexican Peso	$1,360,699	$(5,365)
NET UNREALIZED APPRECIATION ON FOREIGN EXCHANGE CONTRACTS			$106,281

Net Unrealized Appreciation on Foreign Exchange Contracts is included in “Other Assets and Liabilities — Net.”

1	Non-income producing security.
2	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At April 30, 2010, these restricted securities amounted to $13,828,742, which represented 1.2% of total net assets.
3	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At April 30, 2010, these liquid restricted securities amounted to $13,828,742, which represented 1.2% of total net assets.
4	All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers.
5	Market quotations and price evaluations are not available. Fair value determined in accordance with procedures established by and under the general supervision of the Trustees.
6	All or a portion of this security is held as collateral for securities lending.
7	The cost of investments for federal tax purposes amounts to $1,194,239,974.
8	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities. A significant portion of this balance represents loans to unaffiliated qualified brokers for securities lending. The Fund receives cash from the broker as collateral for the loaned securities and reinvests the collateral in certain short-term securities such as repurchase agreements or money market mutual funds.

Note: The categories of investments are shown as a percentage of total net assets at April 30, 2010.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

Semi-Annual Shareholder Report
16

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of April 30, 2010, in valuing the Fund's assets carried at fair value:

Valuation Inputs
	Level 1 - Quoted Prices and Investments in Mutual Funds	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Equity Securities:
Common Stock
Domestic	$812,563,596	$ —	$ —	$812,563,596
International	277,648,261	84,789,340	—	362,437,601
Preferred Stocks
Domestic	138,701	7,294,097	—	7,432,798
Debt Securities:
Corporate Bonds	—	19,281,851	—	19,281,851
Warrants	—	1,732,979	—	1,732,979
Repurchase Agreement	—	193,344,000	—	193,344,000
TOTAL SECURITIES	$1,090,350,558	$306,442,267	$ —	$1,396,792,825
OTHER FINANCIAL INSTRUMENTS*	$106,281	$ —	$ —	$106,281
*	Other financial instruments include foreign exchange contracts.

Following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	Investments in Equity Securities	Investments in Warrants
Balance as of November 1, 2009	$1,878,869	$567,373
Change in unrealized appreciation/depreciation	—	(119,819)
Net purchases (sales)	—	(15,155)
Transfers in and/or out of level 3	(1,878,869)	(432,399)
Balance as of April 30, 2010	$ —	$ —
The total change in unrealized appreciation (depreciation) included in the Statement of Operations attributable to investments still held at April 30, 2010.	$ —	$(119,819)

The following acronyms are used throughout this portfolio:

ADR	— American Depositary Receipt
GDR	— Global Depository Receipt

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report
17

Statement of Assets and Liabilities

April 30, 2010 (unaudited)

Assets:
Investments in repurchase agreements	$193,344,000
Investments in securities	1,203,448,825
Total investments in securities, at value including $179,998,197 of securities loaned (identified cost $1,193,627,810)		$1,396,792,825
Cash denominated in foreign currencies (identified cost $550,612)		550,625
Income receivable		348,895
Receivable for investments sold		15,988,718
Receivable for shares sold		1,550,128
Receivable for foreign exchange contracts		112,132
Other assets		1,587
TOTAL ASSETS		1,415,344,910
Liabilities:
Payable for investments purchased	26,123,877
Payable for shares redeemed	1,615,414
Payable for foreign exchange contracts	5,851
Bank overdraft	1,735,229
Payable for collateral due to broker for securities lending	193,344,000
Payable for capital gains taxes withheld	6,361
Payable for Directors'/Trustees' fees	711
Payable for distribution services fee (Note 5)	328,788
Payable for shareholder services fee (Note 5)	542,841
Accrued expenses	439,982
TOTAL LIABILITIES		224,143,054
Net assets for 53,876,904 shares outstanding		$1,191,201,856
Net Assets Consist of:
Paid-in capital		$1,117,501,720
Net unrealized appreciation of investments and translation of assets and liabilities in foreign currency		203,169,396
Accumulated net realized loss on investments, short sales, written options and foreign currency transactions		(122,778,757)
Accumulated net investment income (loss)		(6,690,503)
TOTAL NET ASSETS		$1,191,201,856
Semi-Annual Shareholder Report
18

Statement of Assets and Liabilities — continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($865,331,274 ÷ 38,749,055 shares outstanding), no par value, unlimited shares authorized	$22.33
Offering price per share (100/94.50 of $22.33)	$23.63
Redemption proceeds per share	$22.33
Class B Shares:
Net asset value per share ($86,042,242 ÷ 4,010,811 shares outstanding), no par value, unlimited shares authorized	$21.45
Offering price per share	$21.45
Redemption proceeds per share (94.50/100 of $21.45)	$20.27
Class C Shares:
Net asset value per share ($205,999,121 ÷ 9,602,360 shares outstanding), no par value, unlimited shares authorized	$21.45
Offering price per share	$21.45
Redemption proceeds per share (99.00/100 of $21.45)	$21.24
Class K Shares:
Net asset value per share ($33,829,219 ÷ 1,514,678 shares outstanding), no par value, unlimited shares authorized	$22.33
Offering price per share	$22.33
Redemption proceeds per share	$22.33

See Notes which are an integral part of the Financial Statements

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Statement of Operations

Six Months Ended April 30, 2010 (unaudited)

Investment Income:
Dividends (including $9,924 received from an affiliated issuer (Note 5) and net of foreign taxes withheld of $68,218)		$3,051,718
Interest (including income on securities loaned of $1,014,670)		2,739,305
TOTAL INCOME		5,791,023
Expenses:
Investment adviser fee (Note 5)	$7,833,849
Administrative personnel and services fee (Note 5)	427,917
Custodian fees	172,358
Transfer and dividend disbursing agent fees and expenses — Class A Shares	865,071
Transfer and dividend disbursing agent fees and expenses — Class B Shares	98,825
Transfer and dividend disbursing agent fees and expenses — Class C Shares	205,079
Transfer and dividend disbursing agent fees and expenses — Class K Shares	46,037
Directors'/Trustees' fees	553
Auditing fees	18,160
Legal fees	3,412
Portfolio accounting fees	82,124
Distribution services fee — Class A Shares (Note 5)	995,854
Distribution services fee — Class B Shares (Note 5)	306,516
Distribution services fee — Class C Shares (Note 5)	719,471
Distribution services fee — Class K Shares (Note 5)	73,020
Shareholder services fee — Class A Shares (Note 5)	984,322
Shareholder services fee — Class B Shares (Note 5)	102,172
Shareholder services fee — Class C Shares (Note 5)	239,663
Account administration fee — Class A Shares	9,773
Account administration fee — Class C Shares	161
Share registration costs	34,243
Printing and postage	89,586
Insurance premiums	3,218
Prime broker fees	4,558
Miscellaneous	4,740
TOTAL EXPENSES	13,320,682
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Statement of Operations — continued
Waivers and Reimbursements (Note 5):
Waiver/reimbursement of investment adviser fee	$(746,314)
Waiver of administrative personnel and services fee	(9,562)
Waiver of distribution services fee — Class A Shares	(197,807)
Waiver of distribution services fee — Class K Shares	(43,886)
Reimbursement of transfer and dividend disbursing agent fees and expenses — Class A Shares	(605,211)
Reimbursement of transfer and dividend disbursing agent fees and expenses — Class B Shares	(72,090)
Reimbursement of transfer and dividend disbursing agent fees and expenses — Class C Shares	(142,214)
TOTAL WAIVERS AND REIMBURSEMENTS		$(1,817,084)
Net expenses			$11,503,598
Net investment income (loss)			(5,712,575)
Realized and Unrealized Gain on Investments, Short Sales and Foreign Currency Transactions:
Net realized gain on investments and foreign currency			29,718,878
Net realized gain on short sales			789,687
Net change in unrealized depreciation of investments and translation of assets and liabilities in foreign currency			219,461,987
Net realized and unrealized gain on investments, short sales and foreign currency transactions			249,970,552
Change in net assets resulting from operations			$244,257,977

See Notes which are an integral part of the Financial Statements

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Statement of Changes in Net Assets

	Six Months Ended (unaudited) 4/30/2010	Year Ended 10/31/2009
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$(5,712,575)	$(5,898,739)
Net realized gain (loss) on investments, short sales and foreign currency transactions	30,508,565	(116,613,644)
Net change in unrealized appreciation/depreciation of investments and translation of assets and liabilities in foreign currency	219,461,987	238,672,687
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	244,257,977	116,160,304
Share Transactions:
Proceeds from sale of shares	148,456,177	363,400,375
Cost of shares redeemed	(190,054,910)	(305,321,730)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(41,598,733)	58,078,645
Change in net assets	202,659,244	174,238,949
Net Assets:
Beginning of period	988,542,612	814,303,663
End of period (including accumulated net investment income (loss) of $(6,690,503) and $(977,928), respectively)	$1,191,201,856	$988,542,612

See Notes which are an integral part of the Financial Statements

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Notes to Financial Statements

April 30, 2010 (unaudited)

1. ORGANIZATION

Federated Equity Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 12 portfolios. The financial statements included herein are only those of Federated Kaufmann Small Cap Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers four classes of shares: Class A Shares, Class B Shares, Class C Shares and Class K Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide capital appreciation.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
  Shares of other mutual funds are valued based upon their reported NAVs.
  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of Semi-Annual Shareholder Report
23

the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities and mortgage-backed securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Repurchase Agreements

It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

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The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Gains and Losses, Expenses and Distributions

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income, if any, are declared and paid annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that Class A Shares, Class B Shares, Class C Shares and Class K Shares may bear distribution services, shareholder services, account administration and certain transfer and dividend disbursing agent fees unique to those classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts on fixed-income securities are amortized/accreted for financial statement purposes.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended April 30, 2010, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of April 30, 2010, tax years 2006 through 2009 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.

The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.

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When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Foreign Exchange Contracts

The Fund may enter into foreign exchange contracts for the delayed delivery of securities or foreign currency exchange transactions. The Fund may enter into foreign exchange contracts to protect assets against adverse changes in foreign currency exchange rates or exchange control regulations. Purchased contracts are used to acquire exposure to foreign currencies, whereas, contracts to sell are used to hedge the Fund's securities against currency fluctuations. Risks may arise upon entering into these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date.

Foreign exchange contracts outstanding at period end are listed after the Fund's Portfolio of Investments.

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies (FCs) are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.

Option Contracts

The Fund may buy or sell put and call options to hedge currency. The seller (writer) of an option receives a payment or premium, from the buyer, which the writer keeps regardless of whether the buyer exercises the option. When the Fund writes a put or call option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. Premiums received from writing options which expire are treated as realized gains. The Fund, as a writer of an option, bears the market risk of an unfavorable change in the price of the underlying reference instrument. When the Fund purchases a put or call option, an amount equal to the premium paid is recorded as an Semi-Annual Shareholder Report
26

increase to the cost of the investment and subsequently marked to market to reflect the current value of the option purchased. Premiums paid for purchasing options which expire are treated as realized losses. Premiums received/paid for writing/purchasing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying reference instrument to determine the realized gain or loss. The risk associated with purchasing put and call options is limited to the premium paid. Options can trade on securities or commodities exchanges. In this case, the exchange sets all the terms of the contract except for the price. Most exchanges require investors to maintain margin accounts through their brokers to cover their potential obligations to the exchange. This protects investors against potential defaults by the counterparty.

At April 30, 2010, the Fund had no outstanding written option contracts.

Additional Disclosure Related to Derivative Instruments

Fair Value of Derivative Instruments

	Asset		Liability
	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments under ASC Topic 815
Foreign exchange contracts	Receivable for foreign exchange contracts	$112,132	Payable for foreign exchange contracts	$5,851

TheEffectofDerivativeInstrumentsontheStatementofOperationsforthe
SixMonthsEndedApril30,2010

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Forward Currency Contracts
Foreign exchange contracts	$4,589
Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Forward Currency Contracts
Foreign exchange contracts	$120,812
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Securities Lending

The Fund participates in a securities lending program providing for the lending of equity securities to qualified brokers. The Fund normally receives cash collateral for securities loaned that is invested in an affiliated money market fund or in short-term securities including repurchase agreements. Collateral is maintained at a minimum level of 100% of the market value of investments loaned, plus interest, if applicable. Earnings on collateral are allocated between the securities lending agent, as a fee for its services under the program, and the Fund, according to agreed-upon rates.

As of April 30, 2010, securities subject to this type of arrangement and related collateral were as follows:

Market Value of Securities Loaned	Market Value of Collateral
$179,998,197	$193,344,000

Short Sales

The Fund may sell a security short in an effort to take advantage of an anticipated decline in the price of the security. In a short sale, the Fund sells a security it does not own, and must borrow the security in order to deliver it at completion of the sale. The Fund then has an obligation to replace the borrowed security. While the security is borrowed, the proceeds from the sale are deposited with the lender (“Prime Broker”). The Prime Broker charges a fee for this service. The Fund may be required to pay interest and/or the equivalent of any dividend payments paid by the security to the Prime Broker. If the Fund can buy the security back at a lower price than it sold for, a gain is realized. If the Fund has to buy the security back at a higher price, a loss is realized. For the six months ended April 30, 2010, the Fund had a net realized gain on short sales of $789,687.

Restricted Securities

The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in accordance with procedures established by and under the general supervision of the Trustees.

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

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3. SHARES OF BENEFICIAL INTEREST

The following tables summarize share activity:

	Six Months Ended 4/30/2010		Year Ended 10/31/2009
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	6,196,472	$125,566,263	19,436,987	$316,175,739
Shares redeemed	(7,219,275)	(147,290,407)	(15,435,549)	(229,785,762)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	(1,022,803)	$(21,724,144)	4,001,438	$86,389,977
	Six Months Ended 4/30/2010		Year Ended 10/31/2009
Class B Shares:	Shares	Amount	Shares	Amount
Shares sold	126,566	$2,542,478	420,258	$6,185,580
Shares redeemed	(587,863)	(11,445,061)	(1,262,143)	(18,039,773)
NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	(461,297)	$(8,902,583)	(841,885)	$(11,854,193)
	Six Months Ended 4/30/2010		Year Ended 10/31/2009
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	600,174	$11,716,595	1,881,135	$28,945,383
Shares redeemed	(1,233,431)	(24,071,027)	(3,565,361)	(49,977,925)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	(633,257)	$(12,354,432)	(1,684,226)	$(21,032,542)
	Six Months Ended 4/30/2010		Year Ended 10/31/2009
Class K Shares:	Shares	Amount	Shares	Amount
Shares sold	417,267	$8,630,841	785,427	$12,093,673
Shares redeemed	(356,822)	(7,248,415)	(494,408)	(7,518,270)
NET CHANGE RESULTING FROM CLASS K SHARE TRANSACTIONS	60,445	$1,382,426	291,019	$4,575,403
NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	(2,056,912)	$(41,598,733)	1,766,346	$58,078,645
Semi-Annual Shareholder Report
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4. FEDERAL TAX INFORMATION

At April 30, 2010, the cost of investments for federal tax purposes was $1,194,239,974. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation/depreciation resulting from changes in foreign currency exchange rates and outstanding foreign exchange contracts was $202,552,851. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $299,578,832 and net unrealized depreciation from investments for those securities having an excess of cost over value of $97,025,981.

At October 31, 2009, the Fund had a capital loss carryforward of $145,551,180 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2016	$27,041,641
2017	$118,509,539

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Equity Management Company of Pennsylvania is the Fund's investment adviser (the “Adviser”). The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 1.425% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the six months ended April 30, 2010, the Adviser voluntarily waived $626,337 of its fee. In addition, an affiliate of the Adviser reimbursed $819,515 of transfer and dividend disbursing agent fees and expenses.

Certain of the Fund's assets are managed by Federated Global Investment Management Corp. (the “Sub-Adviser”). Under the terms of a sub-advisory agreement between the Adviser and the Sub-Adviser, the Sub-Adviser receives an allocable portion of the Fund's adviser fee. The fee is paid by the Adviser out of its resources and is not an incremental Fund expense. For the six months ended April 30, 2010, the Sub-Adviser earned a fee of $6,459,490.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
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The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended April 30, 2010, the net fee paid to FAS was 0.076% of average daily net assets of the Fund. FAS waived $9,562 of its fee.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class A Shares, Class B Shares, Class C Shares and Class K Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:

Share Class Name	Percentage of Average Daily Net Assets of Class
Class A Shares	0.25%
Class B Shares	0.75%
Class C Shares	0.75%
Class K Shares	0.50%

Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the six months ended April 30, 2010, FSC voluntarily waived $241,693 of its fee. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended April 30, 2010, FSC retained $819,568 of fees paid by the Fund.

Sales Charges

Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the six months ended April 30, 2010, FSC retained $23,637 in sales charges from the sale of Class A Shares. FSC also retained $2,565 relating to redemptions of Class C Shares.

Shareholder Services Fee

The Fund may pay fees (“Service Fees”) up to 0.25% of the average daily net assets of the Fund's Class A Shares, Class B Shares and Class C Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Financial intermediaries may include a company affiliated with management of Federated Investors, Inc. A financial intermediary affiliated with management of Federated Investors, Inc. received $16,421 of Service Fees for the six months ended April 30, 2010. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for Service Fees. For the six months ended April 30, 2010, FSSC did not receive any fees paid by the Fund.

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Interfund Transactions

During the six months ended April 30, 2010, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $10,179,459 and $1,745,627, respectively.

Expense Limitation

The Adviser and its affiliates (which may include FSC, FAS and FSSC) have voluntarily agreed to waive their fees and/or reimburse expenses so that the total annual fund operating expenses (as shown in the financial highlights) paid by the Fund's Class A Shares, Class B Shares, Class C Shares and Class K Shares (after the voluntary waivers and reimbursements) will not exceed 1.95%, 2.50%, 2.50% and 1.95% (the “Fee Limit”), respectively, through the later of (the “Termination Date”): (a) December 31, 2010; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.

General

Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

Transactions with Affiliated Companies

Affiliated holdings are mutual funds which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated mutual funds. For the six months ended April 30, 2010, the Adviser reimbursed $119,977. Transactions with the affiliated company during the six months ended April 30, 2010, were as follows:

Affiliate	Balance of Shares Held 10/31/2009	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 4/30/2010	Value	Dividend Income
Prime Value Obligations Fund, Institutional Shares	253,036,554	—	253,036,554	—	$ —	$9,924

6. Investment TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended April 30, 2010, were as follows:

Purchases	$377,072,573
Sales	$408,285,567

7. CONCENTRATION OF RISK

The Fund may invest a portion of its assets in securities of companies that are deemed by the Fund's management to be classified in similar business sectors. Economic developments may have an effect on the liquidity and volatility of the portfolio securities.

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8. LINE OF CREDIT

The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of April 30, 2010, there were no outstanding loans. During the six months ended April 30, 2010, the Fund did not utilize the LOC.

9. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of April 30, 2010, there were no outstanding loans. During the six months ended April 30, 2010, the program was not utilized.

10. Legal Proceedings

Since October 2003, Federated Investors, Inc. and related entities (collectively, “Federated”), and various Federated sponsored mutual funds (“Federated Funds”) have been named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of certain Federated Funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. Federated without admitting the validity of any claim has reached a preliminary settlement with the Plaintiffs in these cases. Any settlement would have to be approved by the Court. Federated entities have also been named as defendants in several additional lawsuits that are now pending in the United States District Court for the Western District of Pennsylvania. These lawsuits have been consolidated into a single action alleging excessive advisory fees involving one of the Federated Funds. The Board of the Federated Funds retained the law firm of Dickstein Shapiro LLP to represent the Federated Funds in these lawsuits. Federated and the Federated Funds, and their respective counsel, have been defending this litigation, and none of the Federated Funds remains a defendant in any of the lawsuits. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek monetary damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Federated Funds, there can be no assurance that these suits, ongoing adverse publicity and/or other developments resulting from the allegations in these matters will not result in increased redemptions, or reduced sales, of shares of the Federated Funds or other adverse consequences for the Federated Funds.

11. Subsequent events

Management has evaluated subsequent events through the date the financial statements were issued, and determined that no events have occurred that require additional disclosure.

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33

Evaluation and Approval of Advisory Contract - May 2009

Federated Kaufmann Small Cap Fund (the “Fund”)

The Fund's Board reviewed the Fund's investment advisory and subadvisory contracts at meetings held in May 2009. The Board's decision regarding these contracts reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory and subadvisory contracts.

During its review of these contracts, the Board considered compensation and benefits received by the Adviser and subadviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize “economies of scale” as a fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with a fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser and subadviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory and subadvisory contracts to the extent it considered them to be appropriate and relevant, as discussed further below.

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34

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory and subadvisory contracts occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory and subadvisory contracts included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's and subadviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace. Semi-Annual Shareholder Report
35

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because, it is believed that, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows; and portfolio manager time spent in review of securities pricing. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are highly important in judging the reasonableness of proposed fees.

For the periods covered by the report, the Fund's performance for the five-year period was above the median of the relevant peer group, and the Fund's performance fell below the median of the relevant peer group for the one-year period. For the three-year period, the Fund's performance was at the median of the relevant peer group. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts Semi-Annual Shareholder Report
36

(e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reports regarding the institution or elimination of these voluntary waivers.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, compliance, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

It was noted in the materials for the Board meeting that for the period covered by the report, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was above the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund.

Semi-Annual Shareholder Report
37

The Senior Officer's evaluation noted his belief that the information and observations contained in his evaluation supported a finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory and subadvisory contracts. The Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory and subadvisory contracts on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

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Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's Web site at FederatedInvestors.com. To access this information from the “Products” section of the Web site, click on the “Prospectuses and Regulatory Reports” link under “Related Information,” then select the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the “Prospectuses and Regulatory Reports” link. Form N-PX filings are also available at the SEC's Web site at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's Web site at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the “Products” section of Federated's Web site at FederatedInvestors.com by clicking on “Portfolio Holdings” under “Related Information,” then selecting the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the “Portfolio Holdings” link.

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Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERYIn an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

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40

Federated Kaufmann Small Cap Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561

Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 314172636
Cusip 314172628
Cusip 314172610
Cusip 314172537

28534 (6/10)

Federated is a registered mark of Federated Investors, Inc.
2010  © Federated Investors, Inc.

Federated Market Opportunity Fund

Established 2000

A Portfolio of Federated Equity Funds

SEMI-ANNUAL SHAREHOLDER REPORT

April 30, 2010

Class A Shares
Class B Shares
Class C Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLES
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS

EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Financial Highlights - Class A Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 4/30/2010	Year Ended October 31,
		2009	2008	2007	2006[1]	2005
Net Asset Value, Beginning of Period	$11.09	$10.26	$12.22	$12.69	$13.48	$13.48
Income From Investment Operations:
Net investment income	0.02[2]	0.24[2]	0.42[2]	0.41[2]	0.38	0.20
Net realized and unrealized gain (loss) on investments, short sales, futures contracts, written options and foreign currency transactions	(0.77)	1.05	(1.83)	(0.43)	(0.05)	0.31
TOTAL FROM INVESTMENT OPERATIONS	(0.75)	1.29	(1.41)	(0.02)	0.33	0.51
Less Distributions:
Distributions from net investment income	(0.25)	(0.46)	(0.55)	(0.45)	(0.32)	(0.32)
Distributions from net realized gain on investments, written options and foreign currency transactions	—	—	—	—	(0.80)	(0.19)
TOTAL DISTRIBUTIONS	(0.25)	(0.46)	(0.55)	(0.45)	(1.12)	(0.51)
Net Asset Value, End of Period	$10.09	$11.09	$10.26	$12.22	$12.69	$13.48
Total Return[3]	(6.76)%	12.88%	(12.18)%	(0.18)%	2.64%	3.89%
Ratios to Average Net Assets:
Net expenses	1.95%[4]	1.39%[5]	1.20%[5]	1.22%[5]	1.22%[5]	1.24%[5]
Net expenses excluding dividends on short positions and prime broker fees	1.24%[4]	1.24%[5]	1.20%[5]	1.22%[5]	1.22%[5]	1.24%[5]
Net investment income	0.34%[4]	2.23%	3.46%	3.31%	3.09%	1.64%
Expense waiver/reimbursement[6]	0.04%[4]	0.07%	0.04%	0.02%	0.01%	0.01%
Supplemental Data:
Net assets, end of period (000 omitted)	$655,771	$835,964	$721,632	$981,852	$1,498,881	$1,377,618
Portfolio turnover	65%	191%	255%	79%	124%	61%

Semi-Annual Shareholder Report

1

1	Beginning with the year ended October 31, 2006, the Fund was audited by KPMG LLP. The previous year was audited by another independent registered public accounting firm.
2	Per share numbers have been calculated using the average shares method.
3	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
4	Computed on an annualized basis.
5	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 1.39%, 1.20%, 1.22%, 1.22% and 1.24%, after taking into account these expense reductions for the years ended October 31, 2009, 2008, 2007, 2006 and 2005, respectively. The net expense ratios excluding dividends on short positions and prime broker fees are also calculated without reduction for these expense offset arrangements.
6	This expense decrease is reflected in both the net expense and net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

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2

Financial Highlights - Class B Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 4/30/2010	Year Ended October 31,
		2009	2008	2007	2006[1]	2005
Net Asset Value, Beginning of Period	$10.99	$10.21	$12.16	$12.63	$13.42	$13.42
Income From Investment Operations:
Net investment income (loss)	(0.02)[2]	0.16[2]	0.33[2]	0.32[2]	0.31	0.10
Net realized and unrealized gain (loss) on investments, short sales, futures contracts, written options and foreign currency transactions	(0.76)	1.04	(1.82)	(0.44)	(0.08)	0.31
TOTAL FROM INVESTMENT OPERATIONS	(0.78)	1.20	(1.49)	(0.12)	0.23	0.41
Less Distributions:
Distributions from net investment income	(0.19)	(0.42)	(0.46)	(0.35)	(0.22)	(0.22)
Distributions from net realized gain on investments, written options and foreign currency transactions	—	—	—	—	(0.80)	(0.19)
TOTAL DISTRIBUTIONS	(0.19)	(0.42)	(0.46)	(0.35)	(1.02)	(0.41)
Net Asset Value, End of Period	$10.02	$10.99	$10.21	$12.16	$12.63	$13.42
Total Return[3]	(7.16)%	12.01%	(12.82)%	(0.96)%	1.88%	3.15%
Ratios to Average Net Assets:
Net expenses	2.70%[4]	2.14%[5]	1.95%[5]	1.97%[5]	1.97%[5]	1.99%[5]
Net expenses excluding dividends on short positions and prime broker fees	1.99%[4]	1.99%[5]	1.95%[5]	1.97%[5]	1.97%[5]	1.99%[5]
Net investment income (loss)	(0.41)%[4]	1.54%	2.69%	2.56%	2.34%	0.89%
Expense waiver/reimbursement[6]	0.04%[4]	0.07%	0.04%	0.02%	0.01%	0.00%[7]
Supplemental Data:
Net assets, end of period (000 omitted)	$129,937	$166,561	$197,694	$291,938	$419,028	$459,181
Portfolio turnover	65%	191%	255%	79%	124%	61%
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3

1	Beginning with the year ended October 31, 2006, the Fund was audited by KPMG LLP. The previous year was audited by another independent registered public accounting firm.
2	Per share numbers have been calculated using the average shares method.
3	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
4	Computed on an annualized basis.
5	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 2.13%, 1.95%, 1.97%, 1.97% and 1.99%, after taking into account these expense reductions for the years ended October 31, 2009, 2008, 2007, 2006 and 2005, respectively. The net expense ratios excluding dividends on short positions and prime broker fees are also calculated without reduction for these expense offset arrangements.
6	This expense decrease is reflected in both the net expense and net investment income (loss) ratios shown above.
7	Represents less than 0.01%.

See Notes which are an integral part of the Financial Statements

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Financial Highlights - Class C Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 4/30/2010	Year Ended October 31,
		2009	2008	2007	2006[1]	2005
Net Asset Value, Beginning of Period	$10.96	$10.19	$12.13	$12.60	$13.39	$13.40
Income From Investment Operations:
Net investment income (loss)	(0.02)[2]	0.16[2]	0.33[2]	0.32[2]	0.29	0.12
Net realized and unrealized gain (loss) on investments, short sales, futures contracts, written options and foreign currency transactions	(0.76)	1.03	(1.81)	(0.44)	(0.05)	0.29
TOTAL FROM INVESTMENT OPERATIONS	(0.78)	1.19	(1.48)	(0.12)	0.24	0.41
Less Distributions:
Distributions from net investment income	(0.19)	(0.42)	(0.46)	(0.35)	(0.23)	(0.23)
Distributions from net realized gain on investments, written options and foreign currency transactions	—	—	—	—	(0.80)	(0.19)
TOTAL DISTRIBUTIONS	(0.19)	(0.42)	(0.46)	(0.35)	(1.03)	(0.42)
Net Asset Value, End of Period	$9.99	$10.96	$10.19	$12.13	$12.60	$13.39
Total Return[3]	(7.10)%	11.96%	(12.77)%	(0.96)%	1.91%	3.10%
Ratios to Average Net Assets:
Net expenses	2.69%[4]	2.14%[5]	1.95%[5]	1.97%[5]	1.97%[5]	1.99%[5]
Net expenses excluding dividends on short positions and prime broker fees	1.99%[4]	1.99%[5]	1.95%[5]	1.97%[5]	1.97%[5]	1.99%[5]
Net investment income (loss)	(0.39)%[4]	1.50%	2.70%	2.56%	2.35%	0.89%
Expense waiver/reimbursement[6]	0.04%[4]	0.07%	0.04%	0.02%	0.01%	0.00%[7]
Supplemental Data:
Net assets, end of period (000 omitted)	$415,648	$489,260	$445,425	$651,388	$991,565	$879,348
Portfolio turnover	65%	191%	255%	79%	124%	61%
Semi-Annual Shareholder Report
5

1	Beginning with the year ended October 31, 2006, the Fund was audited by KPMG LLP. The previous year was audited by another independent registered public accounting firm.
2	Per share numbers have been calculated using the average shares method.
3	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
4	Computed on an annualized basis.
5	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 2.13%, 1.95%, 1.97%, 1.97% and 1.99%, after taking into account these expense reductions for the years ended October 31, 2009, 2008, 2007, 2006 and 2005, respectively. The net expense ratios excluding dividends on short positions and prime broker fees are also calculated without reduction for these expense offset arrangements.
6	This expense decrease is reflected in both the net expense and net investment income (loss) ratios shown above.
7	Represents less than 0.01%.

See Notes which are an integral part of the Financial Statements

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Shareholder Expense Example (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (“loads”) on purchase or redemption payments; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2009 to April 30, 2010.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

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Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (“loads”) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
	Beginning Account Value 11/1/2009	Ending Account Value 4/30/2010	Expenses Paid During Period[1]
Actual:
Class A Shares	$1,000	$932.40	$9.34
Class B Shares	$1,000	$928.40	$12.91
Class C Shares	$1,000	$929.00	$12.87
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,015.12	$9.74
Class B Shares	$1,000	$1,011.41	$13.47
Class C Shares	$1,000	$1,011.46	$13.42
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:
Class A Shares	1.95%
Class B Shares	2.70%
Class C Shares	2.69%
Semi-Annual Shareholder Report
8

Portfolio of Investments Summary Tables (unaudited)

At April 30, 2010, the Fund's portfolio composition1 was as follows:

Percentage of Total Net Assets
Securities Sold Short	(29.3)%
Futures Contracts - Short (notional value)[2]	(10.7)%
International Equity Securities	24.4%
U.S. Equity Securities	22.7%
U.S. Treasury Securities Held as Collateral for Securities Sold Short	10.8%
U.S. Treasury Securities	9.8%
International Fixed-Income Securities	9.3%
Investment Funds	5.9%
Mutual Funds	2.9%
Other Securities[3]	8.8%
Other Derivative Contracts[4]	0.7%
Cash Equivalents[5]	1.0%
Adjustment for Futures Contracts (notional value)[2]	10.4%
Collateral on Deposit for Securities Sold Short	29.7%
Other Assets and Liabilities — Net[6]	3.6%
TOTAL	100.0%
1	See the Fund's Prospectus for a description of the principal types of securities in which the Fund invests.
2	More complete information regarding the Fund's direct investments in futures contracts, including unrealized appreciation (depreciation), value and notional values or amounts of such contracts, can be found in the table at the end of the Portfolio of Investments included in this Report.
3	Other securities include exchange-traded funds and gold bullion.
4	Based upon net unrealized appreciation (depreciation) or value of the derivative contracts as applicable. Other Derivative Contracts may consist of futures, forwards, options and swaps. The impact of a derivative contract on the Fund's performance may be larger than its unrealized appreciation (depreciation) or value may indicate. In many cases, the notional value or amount of a derivative contract may provide a better indication of the contract's significance to the portfolio. More complete information regarding the Fund's direct investments in derivative contracts, including unrealized appreciation (depreciation), value and notional values or amounts of such contracts, can be found in the table at the end of the Portfolio of Investments included in this Report.
5	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
6	Assets, other than investments in securities, securities sold short, derivative contracts and collateral on deposit for securities sold short, less liabilities. See Statement of Assets and Liabilities.
Semi-Annual Shareholder Report
9

At April 30, 2010, the Fund's sector composition7 for its equity securities was as follows:
Sector Composition	Percentage of Equity Securities
Health Care	22.9%
Energy	15.7%
Materials	14.1%
Telecommunication Services	12.0%
Consumer Staples	11.5%
Consumer Discretionary	9.5%
Industrials	4.4%
Utilities	4.3%
Information Technology	3.5%
Financials	2.1%
TOTAL	100.0%

At April 30, 2010, the Fund's sector composition7 for its short positions was as follows:

Sector Composition	Percentage of Total Securities Sold Short
Consumer Discretionary	21.6%
Information Technology	15.4%
Consumer Staples	14.6%
Financials	6.0%
Industrials	5.5%
Telecommunication Services	3.3%
Other[8]	33.6%
TOTAL	100.0%

7	Sector classifications are based upon, and individual portfolio securities are assigned to, the classifications of the Global Industry Classification Standard (GICS) except that the adviser assigns a classification to securities not classified by the GICS and to securities for which the adviser does not have access to the classification made by the GICS.
8	Other includes exchange-traded funds.
Semi-Annual Shareholder Report

10

Portfolio of Investments

April 30, 2010 (unaudited)

Shares, Foreign Par Amount, Principal Amount or Troy Ounces			Value in U.S. Dollars
		COMMON STOCKS – 47.1%
		Biotechnology – 3.3%
230,000	[1]	Biogen Idec, Inc.	12,247,500
180,000	[1]	Cephalon, Inc.	11,556,000
495,000	[1]	Gilead Sciences, Inc.	19,636,650
		TOTAL	43,440,150
		Chemicals – 1.0%
152,000		CF Industries Holdings, Inc.	12,717,840
		Commercial Banks – 1.0%
2,500,000		Mitsubishi UFJ Financial Group, Inc.	13,007,317
		Commercial Services & Supplies – 1.1%
325,000		Secom Co. Ltd.	14,058,748
		Containers & Packaging – 0.9%
380,000		Bemis Co., Inc.	11,555,800
		Diversified Consumer Services – 0.9%
130,000	[1]	Career Education Corp.	3,805,100
500,000	[1]	Corinthian Colleges, Inc.	7,810,000
		TOTAL	11,615,100
		Diversified Telecommunication Services – 2.3%
590,000		AT&T, Inc.	15,375,400
400,000		TELUS Corp.	14,798,189
		TOTAL	30,173,589
		Electric Utilities – 1.2%
350,000		Exelon Corp.	15,256,500
		Energy Equipment & Services – 6.0%
560,000		ENSCO PLC, ADR	26,420,800
545,000		Noble Corp.	21,522,050
680,000		Patterson-UTI Energy, Inc.	10,397,200
250,000		Tidewater, Inc.	13,402,500
122,600	[1]	Unit Corp.	5,856,602
		TOTAL	77,599,152
		Food & Staples Retailing – 3.7%
370,000	[1]	BJ's Wholesale Club, Inc.	14,163,600
Semi-Annual Shareholder Report
11

Shares, Foreign Par Amount, Principal Amount or Troy Ounces		Value in U.S. Dollars
425,000	CVS Caremark Corp.	15,695,250
205,000	Familymart Co. Ltd.	7,059,569
250,000	Lawson, Inc.	11,064,455
	TOTAL	47,982,874
	Food Products – 1.7%
170,000	Bunge Ltd.	9,001,500
345,000	McCormick & Co., Inc.	13,651,650
	TOTAL	22,653,150
	Health Care Equipment & Supplies – 0.8%
225,000	Baxter International, Inc.	10,624,500
	Independent Power Producers & Energy Traders – 0.8%
310,000	Constellation Energy Group, Inc.	10,958,500
	Industrial Machinery – 1.0%
112,000	Flowserve Corp.	12,832,960
	Leisure Equipment & Products – 1.2%
340,000	Sankyo Co. Ltd.	15,627,970
	Life Sciences Tools & Services – 0.5%
228,000	Pharmaceutical Product Development, Inc.	6,270,000
	Media – 1.2%
580,000	Vivendi	15,265,405
	Metals & Mining – 4.8%
178,000	Agnico Eagle Mines Ltd.	11,242,480
350,000	Barrick Gold Corp.	15,242,500
350,000	Goldcorp, Inc., Class A	15,130,500
155,000	Pan American Silver Corp.	4,104,400
1,505,000	Yamana Gold, Inc.	16,359,350
	TOTAL	62,079,230
	Multiline Retail – 1.2%
395,000	Family Dollar Stores, Inc.	15,626,200
	Oil Gas & Consumable Fuels – 1.4%
810,000	ENI Spa	18,158,136
	Pharmaceuticals – 6.1%
450,000	AstraZeneca PLC	19,896,810
710,000	Bristol-Myers Squibb Co.	17,955,900
Semi-Annual Shareholder Report
12

Shares, Foreign Par Amount, Principal Amount or Troy Ounces			Value in U.S. Dollars
930,000		Pfizer, Inc.	15,549,600
135,000		Sanofi-Aventis SA	9,243,918
390,000		Takeda Pharmaceutical Co. Ltd.	16,783,997
		TOTAL	79,430,225
		Software – 1.7%
220,000		Microsoft Corp.	6,718,800
580,000		Oracle Corp.	14,987,200
		TOTAL	21,706,000
		Wireless Telecommunication Services – 3.3%
15,000		NTT DoCoMo, Inc.	23,332,281
127,000		SK Telecom Co. Ltd.	19,598,267
		TOTAL	42,930,548
		TOTAL COMMON STOCKS (IDENTIFIED COST $572,212,899)	611,569,894
		U.S. TREASURY – 20.6%
$100,000,000	[2,3]	United States Treasury Bill, 0.095%, 5/20/2010	99,993,860
33,500,000	[3,4]	United States Treasury Bond, 3.50%, 2/15/2039	28,006,523
45,700,000	[4]	United States Treasury Bond, 4.375%, 11/15/2039	44,582,493
36,000,000	[4]	United States Treasury Bond, 4.50%, 8/15/2039	35,845,312
58,000,000	[4]	United States Treasury Bond, 4.625%, 2/15/2040	58,937,970
		TOTAL U.S. TREASURY (IDENTIFIED COST $269,533,246)	267,366,158
		GOVERNMENTS/AGENCIES – 8.9%
23,500,000		Argentina, Government of, Bond, 0.943%, 8/3/2012	7,954,750
21,770,000		Argentina, Government of, Note, 3.16878%, 12/15/2035	1,796,025
20,556,212		Argentina, Government of, Note, 8.28%, 12/31/2033	15,262,989
22,200,000		Brazil, Government of, Note, 10.00%, 1/1/2012	12,770,852
16,600,000		Brazil, Government of, Note, 10.00%, 1/1/2017	8,854,798
11,900,000		Brazil, Government of, Note, 6.00%, 5/15/2015	13,099,707
1,595,000,000		Hungary, Government of, 8.00%, 2/12/2015	8,549,866
141,000,000		Mexico, Government of, Bond, 10.00%, 12/5/2024	13,845,479
40,800,000		Poland, Government of, Bond, 5.25%, 10/25/2017	13,706,115
19,300,000		Turkey, Government of, 11.00%, 8/6/2014	13,483,810
Semi-Annual Shareholder Report
13

Shares, Foreign Par Amount, Principal Amount or Troy Ounces			Value in U.S. Dollars
7,900,000		Venezuela, Government of, 9.375%, 1/13/2034	6,083,000
		TOTAL GOVERNMENTS/AGENCIES (IDENTIFIED COST $98,482,223)	115,407,391
		INVESTMENT FUND – 5.9%
750,000		GML Agricultural Commodity Trade Finance Fund (IDENTIFIED COST $75,000,000)	75,839,025
		EXCHANGE-TRADED FUND – 4.4%
2,300,000	[1]	PowerShares DB Agriculture Fund (IDENTIFIED COST $56,487,353)	57,270,000
		BULLION – 4.4%
48,437		Gold (IDENTIFIED COST $48,855,678)	57,068,952
		CORPORATE BONDS – 0.4%
		Financial Services – 0.3%
$3,050,000	[5,6]	Credito Real, S.A. de C.V., Sr. Note, Series 144A, 10.25%, 4/14/2015	3,050,000
		Industrial Conglomerate – 0.1%
1,480,000	[5,6]	Rearden G Holdings EINS GmbH, Company Guarantee, Series 144A, 7.875%, 3/30/2020	1,536,980
		TOTAL CORPORATE BONDS (IDENTIFIED COST $4,572,459)	4,586,980
		MUTUAL FUNDS – 3.9%
2,480,000		Central Fund of Canada Ltd.	37,299,200
13,100,558	[7,8]	Federated Prime Value Obligations Fund, Institutional Shares, 0.18%	13,100,558
		TOTAL MUTUAL FUNDS (IDENTIFIED COST $41,826,442)	50,399,758
		TOTAL INVESTMENTS — 95.6% (IDENTIFIED COST $1,166,970,300)[9]	1,239,508,158
		OTHER ASSETS AND LIABILITIES - NET — 4.4%[10]	57,669,099
		TOTAL NET ASSETS — 100%	$1,297,177,257
Semi-Annual Shareholder Report
14

Schedule of Securities Sold Short

Shares		Value
130,000	Ansys, Inc.	$5,850,000
270,000	ASML Holding N.V., ADR	8,818,200
205,000	Citrix Systems, Inc.	9,635,000
810,000	Consumer Discretionary Select Sector SPDR Fund	28,212,300
229,000	Costco Wholesale Corp.	13,529,320
160,000	Cree, Inc.	11,713,600
945,000	Del Monte Foods Co.	14,118,300
685,000	Delta Air Lines, Inc.	8,274,800
200,000	Digital Realty Trust, Inc.	11,740,000
440,000	Expedia, Inc.	10,388,400
160,000	F5 Networks, Inc.	10,948,800
260,000	ICICI Bank Ltd., ADR	11,055,200
870,000	ISHARES FTSE/XINHUA CHINA 25	35,513,400
1,480,000	IShares MSCI Emerging Mkt	62,234,000
560,000	iShares MSCI Mexico Index Fund	29,674,400
330,000	Kroger Co.	7,335,900
325,000	Pall Corp.	12,671,750
290,000	Rovi Corp.	11,304,200
360,000	SBA Communications, Corp.	12,733,200
680,000	SPDR S&P Retail ETF	29,056,400
380,000	Wal-Mart Stores, Inc.	20,387,000
290,000	WMS Industries, Inc.	14,505,800
	TOTAL SECURITIES SOLD SHORT (PROCEEDS $337,463,135)	$379,699,970

At April 30, 2010, the Fund had the following open futures contracts:

Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Depreciation
Russell 2000 Index Short Futures	700	$50,085,000	June 2010	$(3,036,775)
S&P 500 Index Short Futures	300	$88,755,000	June 2010	(613,700)
UNREALIZED DEPRECIATION ON FUTURES CONTRACTS				$(3,650,475)

Semi-Annual Shareholder Report

15

At April 30, 2010, the Fund had outstanding foreign exchange contracts as follows:
Settlement Date	Foreign Currency Units to Receive/Deliver	In Exchange For	Contracts at Value	Unrealized Appreciation/ (Depreciation)
Contracts Purchased:
5/6/2010	26,973,219 SGD	27,300,000 NZD	$19,684,142	$570,210
5/6/2010	24,413,820 CAD	32,700,000 NZD	$24,034,507	$1,057,390
5/6/2010	32,700,000 NZD	22,802,691 CAD	$23,758,507	$699,159
5/7/2010	5,868,120,000 KRW	$4,740,000	$5,293,349	$553,350
5/14/2010	165,900,000 RUB	$4,740,000	$5,672,498	$932,499
7/28/2010	19,956,274 SGD	15,122,525 CHF	$14,562,687	$289,099
8/6/2010	13,280,000 GBP	249,895,470 MXN	$20,310,959	$34,608
8/18/2010	27,433,000 SGD	57,353,076 PLN	$20,018,908	$356,108
8/18/2010	28,100,000 SGD	251,087,550 MXN	$20,505,644	$377,707
8/25/2010	27,950,820 SGD	22,300,000 AUD	$20,396,863	$60,300
3/23/2011	6,357,150,000 KRW	$5,540,000	$5,689,077	$149,077
4/11/2011	11,836,500 PEN	$4,143,707	$4,125,422	$(18,285)
Contracts Sold:
5/4/2010	4,992,084 EUR	$6,648,458	$6,646,719	$1,740
5/4/2010	6,357,903 EUR	$8,463,640	$8,465,239	$(1,600)
5/6/2010	3,230,475,000 JPY	$35,638,362	$34,392,476	$1,245,886
5/6/2010	4,458,187 GBP	$6,813,403	$6,821,285	$(7,882)
5/6/2010	22,802,691 CAD	32,700,000 NZD	$22,448,410	$610,938
5/6/2010	32,700,000 NZD	24,413,820 CAD	$23,758,507	$(781,390)
5/6/2010	472,672,777 JPY	$5,052,622	$5,031,914	$20,708
5/6/2010	27,300,000 NZD	26,973,219 SGD	$19,835,084	$(721,152)
5/7/2010	5,868,120,000 KRW	$4,981,426	$5,293,350	$(311,923)
5/10/2010	731,988,425 JPY	$7,787,277	$7,793,232	$(5,956)
5/12/2010	35,700,000 AUD	$31,326,750	$32,986,930	$(1,660,180)
6/8/2010	34,700,000 AUD	$30,987,100	$31,959,716	$(972,616)
6/8/2010	11,981,610,000 JPY	$134,531,113	$127,600,384	$6,930,729
6/8/2010	62,700,000 NZD	$42,990,255	$45,452,648	$(2,462,393)
7/2/2010	27,060,000 BRL	$14,673,029	$15,345,866	$(672,837)
7/14/2010	172,482,750 ZAR	$22,998,313	$23,044,693	$(46,381)
7/20/2010	26,400,000 GBP	$40,620,888	$40,379,568	$241,320
7/20/2010	11,160,000 GBP	$17,159,058	$17,069,544	$89,514
7/20/2010	19,900,000 EUR	$26,863,010	$26,501,920	$361,090
7/28/2010	15,122,525 CHF	19,956,274 SGD	$14,069,390	$204,199
7/30/2010	65,319,750 PLN	$22,692,288	$22,009,181	$683,106
8/3/2010	82,684,196 CAD	$81,427,365	$81,375,193	$52,172
8/3/2010	72,017,603 CAD	$70,922,559	$70,877,467	$45,091
8/6/2010	249,895,470 MXN	13,280,000 GBP	$20,080,800	$195,550
Semi-Annual Shareholder Report
16

Settlement Date	Foreign Currency Units to Receive/Deliver	In Exchange For	Contracts at Value	Unrealized Appreciation/ (Depreciation)
8/18/2010	251,087,550 MXN	28,100,000 SGD	$20,147,752	$(19,814)
8/18/2010	57,353,076 PLN	27,433,000 SGD	$19,301,215	$361,586
8/25/2010	22,300,000 AUD	27,950,820 SGD	$20,347,036	$(10,473)
NET UNREALIZED APPRECIATION ON FOREIGN EXCHANGE CONTRACTS				$8,430,254

Net Unrealized Appreciation/Depreciation on Futures Contracts and Foreign Exchange Contracts and Value of Securities Sold Short are included in “Other Assets and Liabilities - Net.”

1	Non-income producing security.
2	Discount rate at the time of purchase.
3	Pledged as collateral to ensure the Fund is able to satisfy the obligations of its outstanding futures contracts.
4	All or a portion of these securities are held as collateral for open short positions.
5	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At April 30, 2010, these restricted securities amounted to $4,586,980, which represented 0.4% of total net assets.
6	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees. At April 30, 2010, these liquid restricted securities amounted to $4,586,980, which represented 0.4% of total net assets.
7	Affiliated company.
8	7-Day net yield.
9	The cost of investments for federal tax purposes amounts to $1,162,256,465.
10	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Note: The categories of investments are shown as a percentage of total net assets at April 30, 2010.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Semi-Annual Shareholder Report
17

The following is a summary of the inputs used, as of April 30, 2010, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1 — Quoted Prices And Investments In Mutual Funds	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Equity Securities:
Common Stock
Domestic	$294,651,252	$ —	$ —	$294,651,252
International	133,821,769	183,096,873	—	316,918,642
Debt Securities:
U.S. Treasury	—	267,366,158	—	267,366,158
Governments/Agencies	—	115,407,391	—	115,407,391
Corporate Bonds	—	4,586,980	—	4,586,980
Investment Fund	75,839,025	—	—	75,839,025
Exchange-Traded Fund	57,270,000	—	—	57,270,000
Bullion	57,068,952	—	—	57,068,952
Mutual Funds	50,399,758	—	—	50,399,758
TOTAL SECURITIES	$669,050,756	$570,457,402	—	$1,239,508,158
OTHER FINANCIAL INSTRUMENTS*	$(383,350,445)	$8,430,254	$ —	$(374,920,191)
*	Other financial instruments include futures contracts, foreign exchange contracts and securities sold short.

The following acronyms are used throughout this portfolio:

ADR	— American Depositary Receipt
AUD	— Australian Dollar
BRL	— Brazil Real
CAD	— Canadian Dollars
CHF	— Swiss Franc
ETF	— Exchange Traded Fund
EUR	— Euro
GBP	— Great Britain Pound
JPY	— Japanese Yen
KRW	— South Korean Won
MXN	— Mexican Pesos
NZD	— New Zealand Dollar
PEN	— Peruvian Nuevo
PLN	— Polish Zloty
RUB	— Russian Ruble
SGD	— Singapore Dollar
SPDR	— Standard & Poor's Depository Receipts
ZAR	— South African Rand

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report
18

Statement of Assets and Liabilities

April 30, 2010 (unaudited)

Assets:
Total investments in securities, at value, including $13,100,558 of an investment in an affiliated issuer (Note 5) (identified cost $1,166,970,300)		$1,239,508,158
Cash denominated in foreign currencies (identified cost $922,238)		926,685
Deposit at broker for short sales		385,340,265
Receivable for investments sold		61,358,429
Receivable for foreign exchange contracts		16,123,136
Income receivable		6,934,162
Receivable for daily variation margin		3,147,500
Receivable for shares sold		2,375,687
TOTAL ASSETS		1,715,714,022
Liabilities:
Securities sold short, at value (proceeds $337,463,135)	$379,699,970
Payable for investments purchased	23,587,618
Payable for foreign exchange contracts	7,692,882
Payable for shares redeemed	5,984,561
Dividends payable on short positions	47,250
Payable for shareholder services fee (Note 5)	618,408
Payable for distribution services fee (Note 5)	342,249
Accrued expenses	563,827
TOTAL LIABILITIES		418,536,765
Net assets for 129,056,984 shares outstanding		$1,297,177,257
Net Assets Consist of:
Paid-in capital		$1,709,023,379
Net unrealized appreciation of investments, short sales, futures contracts and translation of assets and liabilities in foreign currency		29,799,741
Accumulated net realized loss on investments, short sales, futures contracts, written options and foreign currency translations		(440,445,012)
Distributions in excess of net investment income		(1,200,851)
TOTAL NET ASSETS		$1,297,177,257
Semi-Annual Shareholder Report
19

Statement of Assets and Liabilities — continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($655,771,156 ÷ 65,015,336 shares outstanding), no par value, unlimited shares authorized	$10.09
Offering price per share (100/94.50 of $10.09)	$10.68
Redemption proceeds per share	$10.09
Class B Shares:
Net asset value per share ($129,937,294 ÷ 12,964,507 shares outstanding), no par value, unlimited shares authorized	$10.02
Offering price per share	$10.02
Redemption proceeds per share (94.50/100 of $10.02)	$9.47
Class C Shares:
Net asset value per share ($415,647,927 ÷ 41,620,174 shares outstanding), no par value, unlimited shares authorized	$9.99
Offering price per share	$9.99
Redemption proceeds per share (99.00/100 of $9.99)	$9.89
Institutional Shares:
Net asset value per share ($95,820,880 ÷ 9,456,967 shares outstanding), no par value, unlimited shares authorized	$10.13
Offering price per share	$10.13
Redemption proceeds per share	$10.13

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report
20

Statement of Operations

Six Months Ended April 30, 2010 (unaudited)

Investment Income:
Dividends (including $101,454 received from an affiliated issuer (Note 5) and net of foreign taxes withheld of $489,695)		$6,777,720
Interest		9,706,952
TOTAL INCOME		16,484,672
Expenses:
Investment adviser fee (Note 5)	$5,379,956
Administrative personnel and services fee (Note 5)	558,280
Custodian fees	140,137
Transfer and dividend disbursing agent fees and expenses	1,076,914
Directors'/Trustees' fees	3,235
Auditing fees	16,364
Legal fees	24,327
Portfolio accounting fees	102,001
Distribution services fee — Class B Shares (Note 5)	548,701
Distribution services fee — Class C Shares (Note 5)	1,696,945
Shareholder services fee — Class A Shares (Note 5)	937,248
Shareholder services fee — Class B Shares (Note 5)	182,901
Shareholder services fee — Class C Shares (Note 5)	565,496
Account administration fee — Class A Shares	242
Account administration fee — Class C Shares	153
Share registration costs	49,510
Printing and postage	82,459
Insurance premiums	3,750
Dividends on short positions	3,828,885
Prime broker fees	1,197,968
Miscellaneous	3,183
TOTAL EXPENSES	16,398,655
Semi-Annual Shareholder Report
21

Statement of Operations — continued
Waivers and Reimbursement (Note 5):
Waiver/reimbursement of investment adviser fee	$(291,102)
Waiver of administrative personnel and services fee	(12,394)
TOTAL WAIVERS AND REIMBURSEMENT		$(303,496)
Net expenses			$16,095,159
Net investment income			389,513
Realized and Unrealized Gain (Loss) on Investments, Short Sales, Futures Contracts and Foreign Currency Transactions:
Net realized gain on investments and foreign currency transactions			109,152,787
Net realized loss on short sales			(230,228,419)
Net realized gain on futures contracts			1,242,006
Net change in unrealized appreciation of investments and translation of assets and liabilities in foreign currency			(17,781,462)
Net change in unrealized depreciation of short sales			30,703,451
Net change in unrealized depreciation of futures contracts			(1,984,307)
Net realized and unrealized loss on investments, short sales, futures contracts and foreign currency transactions			(108,895,944)
Change in net assets resulting from operations			$(108,506,431)

See Notes which are an integral part of the Financial Statements

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Statement of Changes in Net Assets

	Six Months Ended (unaudited) 4/30/2010	Year Ended 10/31/2009
Increase (Decrease) in Net Assets
Operations:
Net investment income	$389,513	$26,371,015
Net realized loss on investments, short sales, futures contracts, written options and foreign currency transactions	(119,833,626)	(273,841,447)
Net change in unrealized appreciation/depreciation of investments, short sales, futures contracts, written options and translation of assets and liabilities in foreign currency	10,937,682	392,155,128
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	(108,506,431)	144,684,696
Distributions to Shareholders:
Distributions from net investment income
Class A Shares	(18,918,722)	(28,826,874)
Class B Shares	(2,725,757)	(7,577,356)
Class C Shares	(8,716,171)	(17,195,671)
Institutional Shares	(1,987,024)	(346,178)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(32,347,674)	(53,946,079)
Share Transactions:
Proceeds from sale of shares	275,272,093	671,401,676
Net asset value of shares issued to shareholders in payment of distributions declared	24,699,462	41,230,658
Cost of shares redeemed	(435,197,675)	(601,415,722)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(135,226,120)	111,216,612
Change in net assets	(276,080,225)	201,955,229
Net Assets:
Beginning of period	1,573,257,482	1,371,302,253
End of period (including undistributed (distributions in excess of) net investment income of $(1,200,851) and $30,757,310, respectively)	$1,297,177,257	$1,573,257,482

See Notes which are an integral part of the Financial Statements

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Notes to Financial Statements

April 30, 2010 (unaudited)

1. Organization

Federated Equity Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 12 diversified portfolios. The financial statements included herein are only those of Federated Market Opportunity Fund (the “Fund”). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers four classes of shares: Class A Shares, Class B Shares, Class C Shares and Institutional Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The financial highlights of the Institutional Shares are presented separately. The investment objective of the Fund is to provide absolute (positive) returns with low correlation to the U.S. equity market.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
  Shares of other mutual funds are valued based upon their reported NAVs.
  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market Semi-Annual Shareholder Report
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conditions. Some pricing services provide a single price evaluation reflecting the bid side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Repurchase Agreements

It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

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The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Gains and Losses, Expenses and Distributions

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income are declared and paid annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class may bear certain expenses unique to that class such as account administration, distribution services and shareholder services fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts on fixed-income securities are amortized/accreted for financial statement purposes.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended April 30, 2010, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of April 30, 2010, tax years 2006 through 2009 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.

The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.

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When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Futures Contracts

The Fund purchases and sells financial futures contracts to manage cash flows, enhance yield, manage duration and to potentially reduce transaction costs. Upon entering into a financial futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures are exchange traded and the exchange's clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Futures contracts outstanding at period end are listed after the Fund's Portfolio of Investments.

Foreign Exchange Contracts

The Fund may enter into foreign exchange contracts for the delayed delivery of securities or foreign currency exchange transactions. The Fund may enter into foreign exchange contracts to protect assets against adverse changes in foreign currency exchange rates or exchange control regulations. Purchased contracts are used to acquire exposure to foreign currencies, whereas, contracts to sell are used to hedge the Fund's securities against currency fluctuations. Risks may arise upon entering into these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date.

Foreign exchange contracts outstanding at period end are listed after the Fund's Portfolio of Investments.

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies (FCs) are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

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Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.

Short Sales

The Fund may sell a security short in an effort to take advantage of an anticipated decline in the price of the security. In a short sale, the Fund sells a security it does not own, and must borrow the security in order to deliver it at completion of the sale. The Fund then has an obligation to replace the borrowed security. If the Fund can buy the security back at a lower price than it sold it for, a gain is realized. If the Fund has to buy the security back at a higher price, a loss is realized. While the security is borrowed, the proceeds from the sale are deposited with the lender (Prime Broker). The Prime Broker charges a fee for this service. The Fund may be required to pay interest and/or the equivalent of any dividend payments paid by the security to the Prime Broker. For the six months ended April 30, 2010, the Fund had a net realized loss on short sales of $230,228,419.

Options Contracts

The Fund may buy or sell put and call options for hedging and asset allocation purposes. The seller (writer) of an option receives a payment or premium, from the buyer, which the writer keeps regardless of whether the buyer exercises the option. When the Fund writes a put or call option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. Premiums received from writing options which expire are treated as realized gains. The Fund, as a writer of an option, bears the market risk of an unfavorable change in the price of the underlying reference instrument. When the Fund purchases a put or call option, an amount equal to the premium paid is recorded as an increase to the cost of the investment and subsequently marked to market to reflect the current value of the option purchased. Premiums paid for purchasing options which expire are treated as realized losses. Premiums received/paid for writing/purchasing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying reference instrument to determine the realized gain or loss. The risk associated with purchasing put and call options is limited to the premium paid. Options can trade on securities or commodities exchanges. In this case, the exchange sets all the terms of the contract except for the price. Most exchanges require investors to maintain margin accounts through their brokers to cover their potential obligations to the exchange. This protects investors against potential defaults by the counterparty.

As of April 30, 2010, the Fund had no written options.

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Additional Disclosure Related to Derivative Instruments
Fair Value of Derivative Instruments
	Asset		Liability
	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments under ASC Topic 815
Foreign exchange contracts	Receivable for foreign exchange contracts	$16,123,136	Payable for foreign exchange contracts	$7,692,882
Equity contracts	Receivable for daily variation margin	$(3,650,475)*		—
Total derivatives not accounted for as hedging instruments under ASC Topic 815		$12,472,661		$7,692,882

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the footnotes to the Portfolio of Investments. Only the current day's variation margin is reported within the Statement of Assets and Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended April 30, 2010

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
	Futures	Forward Currency Contracts	Total
Foreign exchange contracts	—	$8,192,147	$8,192,147
Equity contracts	$1,242,006	—	$1,242,006
Total	$1,242,006	$8,192,147	$9,434,153

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
	Futures	Forward Currency Contracts	Total
Foreign exchange contracts	—	$13,685,839	$13,685,839
Equity contracts	$(1,984,307)	—	$(1,984,307)
Total	$(1,984,307)	$13,685,839	$11,701,532

Restricted Securities

The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, Semi-Annual Shareholder Report
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either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in accordance with procedures established by and under the general supervision of the Trustees.

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

3. Shares of Beneficial Interest

The following tables summarize share activity:

	Six Months Ended 4/30/2010		Year Ended 10/31/2009
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	15,732,793	$164,670,074	39,339,133	$430,108,951
Shares issued to shareholders in payment of distributions declared	1,408,804	14,397,970	2,234,350	23,054,476
Shares redeemed	(27,493,994)	(283,905,230)	(36,513,444)	(383,301,698)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	(10,352,397)	$(104,837,186)	5,060,039	$69,861,729

	Six Months Ended 4/30/2010		Year Ended 10/31/2009
Class B Shares:	Shares	Amount	Shares	Amount
Shares sold	582,487	$6,059,989	1,323,482	$14,216,697
Shares issued to shareholders in payment of distributions declared	221,406	2,253,915	608,550	6,238,153
Shares redeemed	(2,992,075)	(30,848,964)	(6,138,694)	(64,447,604)
NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	(2,188,182)	$(22,535,060)	(4,206,662)	$(43,992,754)

	Six Months Ended 4/30/2010		Year Ended 10/31/2009
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	4,761,923	$49,719,623	12,963,665	$140,108,028
Shares issued to shareholders in payment of distributions declared	608,948	6,180,820	1,145,371	11,710,051
Shares redeemed	(8,382,410)	(85,994,584)	(13,205,369)	(137,704,151)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	(3,011,539)	$(30,094,141)	903,667	$14,113,928
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30

	Six Months Ended 4/30/2010		Year Ended 10/31/2009
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	5,288,992	$54,822,407	8,090,710	$86,968,000
Shares issued to shareholders in payment of distributions declared	181,945	1,866,757	21,684	227,978
Shares redeemed	(3,324,459)	(34,448,897)	(1,438,538)	(15,962,269)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	2,146,478	$22,240,267	6,673,856	$71,233,709
NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	(13,405,640)	$(135,226,120)	8,430,900	$111,216,612

4. Federal Tax Information

At April 30, 2010, the cost of investments for federal tax purposes was $1,162,256,465. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation/depreciation resulting from changes in foreign currency exchange rates, securities sold short and futures contracts was $77,251,693. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $96,417,900 and net unrealized depreciation from investments for those securities having an excess of cost over value of $19,166,207.

At October 31, 2009, the Fund had a capital loss carryforward of $283,909,880 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2015	$26,587,308
2017	$257,322,572

5. Investment Adviser Fee and Other Transactions with Affiliates

Investment Adviser Fee

Federated Equity Management Company of Pennsylvania is the Fund's investment adviser (the “Adviser”). The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.75% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the six months ended April 30, 2010, the Adviser voluntarily waived $229,718 of its fee.

Certain of the Fund's assets are managed by Federated Investment Management Company (the “Sub-Adviser”). Under the terms of a sub-adviser agreement between the Adviser and the Sub-Adviser, the Sub-Adviser receives an allocable portion of the Fund's adviser fee. The fee is paid by the Adviser out of its resources and is not an incremental Fund expense. For the six months ended April 30, 2010, the Sub-Adviser earned a fee of $724,731.

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Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended April 30, 2010, the net fee paid to FAS was 0.076% of average daily net assets of the Fund. FAS waived $12,394 of its fee.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class A Shares, Class B Shares and Class C Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:

Share Class Name	Percentage of Average Daily Net Assets of Class
Class A Shares	0.05%
Class B Shares	0.75%
Class C Shares	0.75%

Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended April 30, 2010, FSC retained $434,250 of fees paid by the Fund. For the six months ended April 30, 2010, the Fund's Class A Shares did not incur a distribution services fee; however, it may begin to incur this fee upon approval of the Trustees.

Sales Charges

Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the six months ended April 30, 2010, FSC retained $63,133 in sales charges from the sale of Class A Shares. FSC also retained $9,229 of contingent deferred sales charges relating to redemptions of Class A Shares and $14,627 relating to redemptions of Class C Shares.

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Shareholder Services Fee

The Fund may pay fees (“Service Fees”) up to 0.25% of the average daily net assets of the Fund's Class A Shares, Class B Shares and Class C Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Financial intermediaries may include a company affiliated with management of Federated Investors, Inc. A financial intermediary affiliated with management of Federated Investors, Inc. received $1,258 of Service Fees for the six months ended April 30, 2010. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for Service Fees. For the six months ended April 30, 2010, FSSC did not receive any fees paid by the Fund.

Expense Limitation

The Adviser and its affiliates (which may include FSC, FAS and FSSC) have voluntarily agreed to waive their fees and/or reimburse expenses so that the total annual fund operating expenses (as shown in the financial highlights excluding dividends on short positions and prime broker fees) paid by the Fund's Class A Shares, Class B Shares, Class C Shares and Institutional Shares (after the voluntary waivers and reimbursements) will not exceed 1.24%, 1.99%, 1.99% and 0.99%, respectively, (the “Fee Limit”) through the later of (the “Termination Date”): (a) December 31, 2010; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.

General

Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

Transactions with Affiliated Companies

Affiliated holdings are mutual funds which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated mutual funds. For the six months ended April 30, 2010, the Adviser reimbursed $61,384. Transactions with the affiliated company during the six months ended April 30, 2010, were as follows:

Affiliate	Balance of Shares Held 10/31/2009	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 4/30/2010	Value	Dividend Income
Prime Value Obligations Fund, Institutional Shares	154,018,981	769,198,394	910,116,817	13,100,558	$13,100,558	$101,454

6. Investment Transactions

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended April 30, 2010, were as follows:

Purchases	$631,888,963
Sales	$580,502,207
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7. Line of Credit

The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of April 30, 2010, there were no outstanding loans. During the six months ended April 30, 2010, the Fund did not utilize the LOC.

8. Interfund Lending

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from other participating affiliated funds. As of April 30, 2010, there were no outstanding loans. During the six months ended April 30, 2010, the program was not utilized.

9. Legal Proceedings

Since October 2003, Federated Investors, Inc. and related entities (collectively, “Federated”), and various Federated sponsored mutual funds (“Federated Funds”) have been named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of certain Federated Funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. Federated without admitting the validity of any claim has reached a preliminary settlement with the Plaintiffs in these cases. Any settlement would have to be approved by the Court. Federated entities have also been named as defendants in several additional lawsuits that are now pending in the United States District Court for the Western District of Pennsylvania. These lawsuits have been consolidated into a single action alleging excessive advisory fees involving one of the Federated Funds. The Board of the Federated Funds retained the law firm of Dickstein Shapiro LLP to represent the Federated Funds in these lawsuits. Federated and the Federated Funds, and their respective counsel, have been defending this litigation, and none of the Federated Funds remains a defendant in any of the lawsuits. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek monetary damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Federated Funds, there can be no assurance that these suits, ongoing adverse publicity and/or other developments resulting from the allegations in these matters will not result in increased redemptions, or reduced sales of shares of the Federated Funds, or other adverse consequences for the Federated Funds.

10. Subsequent Events

Management has evaluated subsequent events through the date the financial statements were issued, and determined that no events have occurred that require additional disclosure.

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34

Evaluation and Approval of Advisory Contract - May 2009

Federated Market Opportunity Fund (the “Fund”)

The Fund's Board reviewed the Fund's investment advisory and subadvisory contracts at meetings held in May 2009. The Board's decision regarding these contracts reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory and subadvisory contracts.

During its review of these contracts, the Board considered compensation and benefits received by the Adviser and subadviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize “economies of scale” as a fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with a fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser and subadviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory and subadvisory contracts to the extent it considered them to be appropriate and relevant, as discussed further below.

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The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory and subadvisory contracts occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory and subadvisory contracts included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's and subadviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace. Semi-Annual Shareholder Report
36

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows; and portfolio manager time spent in review of securities pricing. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are highly important in judging the reasonableness of proposed fees.

For the periods covered by the report, the Fund's performance for the one-year period and the three-year period was above the median of the relevant peer group, and the Fund's performance fell below the median of the relevant peer group for the five-year period. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts Semi-Annual Shareholder Report
37

(e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reports regarding the institution or elimination of these voluntary waivers.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, compliance, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

It was noted in the materials for the Board meeting that for the period covered by the report, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was above the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund.

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The Senior Officer's evaluation noted his belief that the information and observations contained in his evaluation supported a finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory and subadvisory contracts. The Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory and subadvisory contracts on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

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Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's Web site at FederatedInvestors.com. To access this information from the “Products” section of the Web site, click on the “Prospectuses and Regulatory Reports” link under “Related Information,” then select the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the “Prospectuses and Regulatory Reports” link. Form N-PX filings are also available at the SEC's Web site at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's Web site at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the “Products” section of Federated's Web site at FederatedInvestors.com by clicking on “Portfolio Holdings” under “Related Information,” then selecting the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the “Portfolio Holdings” link.

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Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERYIn an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

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Federated Market Opportunity Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561

Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 314172743
Cusip 314172735
Cusip 314172727

26600 (6/10)

Federated is a registered mark of Federated Investors, Inc.
2010  © Federated Investors, Inc.

Federated Market Opportunity Fund

A Portfolio of Federated Equity Funds

SEMI-ANNUAL SHAREHOLDER REPORT

April 30, 2010

Institutional Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLES
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Financial Highlights - Institutional Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 4/30/2010	Year Ended October 31,		Period Ended 10/31/2007[1]
		2009	2008
Net Asset Value, Beginning of Period	$11.14	$10.29	$12.23	$12.16
Income From Investment Operations:
Net investment income	0.04[2]	0.23[2]	0.50[2]	0.17[2]
Net realized and unrealized gain (loss) on investments, short sales, futures contracts, written options and foreign currency transactions	(0.78)	1.08	(1.88)	0.00[3]
TOTAL FROM INVESTMENT OPERATIONS	(0.74)	1.31	(1.38)	0.17
Less Distributions:
Distributions from net investment income	(0.27)	(0.46)	(0.56)	(0.10)
Net Asset Value, End of Period	$10.13	$11.14	$10.29	$12.23
Total Return[4]	(6.68)%	13.12%	(11.95)%	1.43%
Ratios to Average Net Assets:
Net expenses	1.67%[5]	1.22%[6]	0.95%[6]	0.97%[6,5]
Net expenses excluding dividends on short positions and prime broker fees	0.99%[5]	0.99%[6]	0.95%[6]	0.97%[6,5]
Net investment income	0.67%[5]	2.05%	4.62%	4.30%[5]
Expense waiver/reimbursement[7]	0.04%[5]	0.07%	0.04%	0.03%[5]
Supplemental Data:
Net assets, end of period (000 omitted)	$95,821	$81,473	$6,551	$484
Portfolio turnover	65%	191%	255%	79%[8]
1	Reflects operations for the period from June 29, 2007 (date of initial investment) to October 31, 2007.
2	Per share numbers have been calculated using the average shares method.
3	Represents less than $0.01.
4	Based on net asset value. Total returns for periods of less than one year are not annualized.
5	Computed on an annualized basis.
6	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 1.21%, 0.95% and 0.97%, after taking into account these expense reductions for the the years ended October 31, 2009, 2008 and the period ended October 31, 2007, respectively. The net expense ratios excluding dividends on short positions and prime broker fees are also calculated without reduction for these expense offset arrangements.
7	This expense decrease is reflected in both the net expense and net investment income ratios shown above.
8	Portfolio turnover is calculated at the Fund level. Percentage indicated was calculated for the fiscal year ended October 31, 2007.

See Notes which are an integral part of the Financial Statements

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1

Shareholder Expense Example (unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2009 to April 30, 2010.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

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Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 11/1/2009	Ending Account Value 4/30/2010	Expenses Paid During Period[1]
Actual	$1,000	$933.20	$8.00
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,016.51	$8.35
1	Expenses are equal to the Fund's annualized net expense ratio of 1.67%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half-year period).
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Portfolio of Investments Summary Tables (unaudited)

At April 30, 2010, the Fund's portfolio composition1 was as follows:

Percentage of Total Net Assets
Securities Sold Short	(29.3)%
Futures Contracts - Short (notional value)[2]	(10.7)%
International Equity Securities	24.4%
U.S. Equity Securities	22.7%
U.S. Treasury Securities Held as Collateral for Securities Sold Short	10.8%
U.S. Treasury Securities	9.8%
International Fixed-Income Securities	9.3%
Investment Funds	5.9%
Mutual Funds	2.9%
Other Securities[3]	8.8%
Other Derivative Contracts[4]	0.7%
Cash Equivalents[5]	1.0%
Adjustment for Futures Contracts (notional value)[2]	10.4%
Collateral on Deposit for Securities Sold Short	29.7%
Other Assets and Liabilities — Net[6]	3.6%
TOTAL	100.0%
1	See the Fund's Prospectus for a description of the principal types of securities in which the Fund invests.
2	More complete information regarding the Fund's direct investments in futures contracts, including unrealized appreciation (depreciation), value and notional values or amounts of such contracts, can be found in the table at the end of the Portfolio of Investments included in this Report.
3	Other securities include exchange-traded funds and gold bullion.
4	Based upon net unrealized appreciation (depreciation) or value of the derivative contracts as applicable. Other Derivative Contracts may consist of futures, forwards, options and swaps. The impact of a derivative contract on the Fund's performance may be larger than its unrealized appreciation (depreciation) or value may indicate. In many cases, the notional value or amount of a derivative contract may provide a better indication of the contract's significance to the portfolio. More complete information regarding the Fund's direct investments in derivative contracts, including unrealized appreciation (depreciation), value and notional values or amounts of such contracts, can be found in the table at the end of the Portfolio of Investments included in this Report.
5	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
6	Assets, other than investments in securities, securities sold short, derivative contracts and collateral on deposit for securities sold short, less liabilities. See Statement of Assets and Liabilities.
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At April 30, 2010, the Fund's sector composition7 for its equity securities was as follows:
Sector Composition	Percentage of Equity Securities
Health Care	22.9%
Energy	15.7%
Materials	14.1%
Telecommunication Services	12.0%
Consumer Staples	11.5%
Consumer Discretionary	9.5%
Industrials	4.4%
Utilities	4.3%
Information Technology	3.5%
Financials	2.1%
TOTAL	100.0%

At April 30, 2010, the Fund's sector composition7 for its short positions was as follows:

Sector Composition	Percentage of Total Securities Sold Short
Consumer Discretionary	21.6%
Information Technology	15.4%
Consumer Staples	14.6%
Financials	6.0%
Industrials	5.5%
Telecommunication Services	3.3%
Other[8]	33.6%
TOTAL	100.0%

7	Sector classifications are based upon, and individual portfolio securities are assigned to, the classifications of the Global Industry Classification Standard (GICS) except that the adviser assigns a classification to securities not classified by the GICS and to securities for which the adviser does not have access to the classification made by the GICS.
8	Other includes exchange-traded funds.
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5

Portfolio of Investments

April 30, 2010 (unaudited)

Shares, Foreign Par Amount, Principal Amount or Troy Ounces			Value in U.S. Dollars
		COMMON STOCKS – 47.1%
		Biotechnology – 3.3%
230,000	[1]	Biogen Idec, Inc.	12,247,500
180,000	[1]	Cephalon, Inc.	11,556,000
495,000	[1]	Gilead Sciences, Inc.	19,636,650
		TOTAL	43,440,150
		Chemicals – 1.0%
152,000		CF Industries Holdings, Inc.	12,717,840
		Commercial Banks – 1.0%
2,500,000		Mitsubishi UFJ Financial Group, Inc.	13,007,317
		Commercial Services & Supplies – 1.1%
325,000		Secom Co. Ltd.	14,058,748
		Containers & Packaging – 0.9%
380,000		Bemis Co., Inc.	11,555,800
		Diversified Consumer Services – 0.9%
130,000	[1]	Career Education Corp.	3,805,100
500,000	[1]	Corinthian Colleges, Inc.	7,810,000
		TOTAL	11,615,100
		Diversified Telecommunication Services – 2.3%
590,000		AT&T, Inc.	15,375,400
400,000		TELUS Corp.	14,798,189
		TOTAL	30,173,589
		Electric Utilities – 1.2%
350,000		Exelon Corp.	15,256,500
		Energy Equipment & Services – 6.0%
560,000		ENSCO PLC, ADR	26,420,800
545,000		Noble Corp.	21,522,050
680,000		Patterson-UTI Energy, Inc.	10,397,200
250,000		Tidewater, Inc.	13,402,500
122,600	[1]	Unit Corp.	5,856,602
		TOTAL	77,599,152
		Food & Staples Retailing – 3.7%
370,000	[1]	BJ's Wholesale Club, Inc.	14,163,600
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Shares, Foreign Par Amount, Principal Amount or Troy Ounces		Value in U.S. Dollars
425,000	CVS Caremark Corp.	15,695,250
205,000	Familymart Co. Ltd.	7,059,569
250,000	Lawson, Inc.	11,064,455
	TOTAL	47,982,874
	Food Products – 1.7%
170,000	Bunge Ltd.	9,001,500
345,000	McCormick & Co., Inc.	13,651,650
	TOTAL	22,653,150
	Health Care Equipment & Supplies – 0.8%
225,000	Baxter International, Inc.	10,624,500
	Independent Power Producers & Energy Traders – 0.8%
310,000	Constellation Energy Group, Inc.	10,958,500
	Industrial Machinery – 1.0%
112,000	Flowserve Corp.	12,832,960
	Leisure Equipment & Products – 1.2%
340,000	Sankyo Co. Ltd.	15,627,970
	Life Sciences Tools & Services – 0.5%
228,000	Pharmaceutical Product Development, Inc.	6,270,000
	Media – 1.2%
580,000	Vivendi	15,265,405
	Metals & Mining – 4.8%
178,000	Agnico Eagle Mines Ltd.	11,242,480
350,000	Barrick Gold Corp.	15,242,500
350,000	Goldcorp, Inc., Class A	15,130,500
155,000	Pan American Silver Corp.	4,104,400
1,505,000	Yamana Gold, Inc.	16,359,350
	TOTAL	62,079,230
	Multiline Retail – 1.2%
395,000	Family Dollar Stores, Inc.	15,626,200
	Oil Gas & Consumable Fuels – 1.4%
810,000	ENI Spa	18,158,136
	Pharmaceuticals – 6.1%
450,000	AstraZeneca PLC	19,896,810
710,000	Bristol-Myers Squibb Co.	17,955,900
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Shares, Foreign Par Amount, Principal Amount or Troy Ounces			Value in U.S. Dollars
930,000		Pfizer, Inc.	15,549,600
135,000		Sanofi-Aventis SA	9,243,918
390,000		Takeda Pharmaceutical Co. Ltd.	16,783,997
		TOTAL	79,430,225
		Software – 1.7%
220,000		Microsoft Corp.	6,718,800
580,000		Oracle Corp.	14,987,200
		TOTAL	21,706,000
		Wireless Telecommunication Services – 3.3%
15,000		NTT DoCoMo, Inc.	23,332,281
127,000		SK Telecom Co. Ltd.	19,598,267
		TOTAL	42,930,548
		TOTAL COMMON STOCKS (IDENTIFIED COST $572,212,899)	611,569,894
		U.S. TREASURY – 20.6%
$100,000,000	[2,3]	United States Treasury Bill, 0.095%, 5/20/2010	99,993,860
33,500,000	[3,4]	United States Treasury Bond, 3.50%, 2/15/2039	28,006,523
45,700,000	[4]	United States Treasury Bond, 4.375%, 11/15/2039	44,582,493
36,000,000	[4]	United States Treasury Bond, 4.50%, 8/15/2039	35,845,312
58,000,000	[4]	United States Treasury Bond, 4.625%, 2/15/2040	58,937,970
		TOTAL U.S. TREASURY (IDENTIFIED COST $269,533,246)	267,366,158
		GOVERNMENTS/AGENCIES – 8.9%
23,500,000		Argentina, Government of, Bond, 0.943%, 8/3/2012	7,954,750
21,770,000		Argentina, Government of, Note, 3.16878%, 12/15/2035	1,796,025
20,556,212		Argentina, Government of, Note, 8.28%, 12/31/2033	15,262,989
22,200,000		Brazil, Government of, Note, 10.00%, 1/1/2012	12,770,852
16,600,000		Brazil, Government of, Note, 10.00%, 1/1/2017	8,854,798
11,900,000		Brazil, Government of, Note, 6.00%, 5/15/2015	13,099,707
1,595,000,000		Hungary, Government of, 8.00%, 2/12/2015	8,549,866
141,000,000		Mexico, Government of, Bond, 10.00%, 12/5/2024	13,845,479
40,800,000		Poland, Government of, Bond, 5.25%, 10/25/2017	13,706,115
19,300,000		Turkey, Government of, 11.00%, 8/6/2014	13,483,810
Semi-Annual Shareholder Report
8

Shares, Foreign Par Amount, Principal Amount or Troy Ounces			Value in U.S. Dollars
7,900,000		Venezuela, Government of, 9.375%, 1/13/2034	6,083,000
		TOTAL GOVERNMENTS/AGENCIES (IDENTIFIED COST $98,482,223)	115,407,391
		INVESTMENT FUND – 5.9%
750,000		GML Agricultural Commodity Trade Finance Fund (IDENTIFIED COST $75,000,000)	75,839,025
		EXCHANGE-TRADED FUND – 4.4%
2,300,000	[1]	PowerShares DB Agriculture Fund (IDENTIFIED COST $56,487,353)	57,270,000
		BULLION – 4.4%
48,437		Gold (IDENTIFIED COST $48,855,678)	57,068,952
		CORPORATE BONDS – 0.4%
		Financial Services – 0.3%
$3,050,000	[5,6]	Credito Real, S.A. de C.V., Sr. Note, Series 144A, 10.25%, 4/14/2015	3,050,000
		Industrial Conglomerate – 0.1%
1,480,000	[5,6]	Rearden G Holdings EINS GmbH, Company Guarantee, Series 144A, 7.875%, 3/30/2020	1,536,980
		TOTAL CORPORATE BONDS (IDENTIFIED COST $4,572,459)	4,586,980
		MUTUAL FUNDS – 3.9%
2,480,000		Central Fund of Canada Ltd.	37,299,200
13,100,558	[7,8]	Federated Prime Value Obligations Fund, Institutional Shares, 0.18%	13,100,558
		TOTAL MUTUAL FUNDS (IDENTIFIED COST $41,826,442)	50,399,758
		TOTAL INVESTMENTS — 95.6% (IDENTIFIED COST $1,166,970,300)[9]	1,239,508,158
		OTHER ASSETS AND LIABILITIES - NET — 4.4%[10]	57,669,099
		TOTAL NET ASSETS — 100%	$1,297,177,257
Semi-Annual Shareholder Report
9

Schedule of Securities Sold Short

Shares		Value
130,000	Ansys, Inc.	$5,850,000
270,000	ASML Holding N.V., ADR	8,818,200
205,000	Citrix Systems, Inc.	9,635,000
810,000	Consumer Discretionary Select Sector SPDR Fund	28,212,300
229,000	Costco Wholesale Corp.	13,529,320
160,000	Cree, Inc.	11,713,600
945,000	Del Monte Foods Co.	14,118,300
685,000	Delta Air Lines, Inc.	8,274,800
200,000	Digital Realty Trust, Inc.	11,740,000
440,000	Expedia, Inc.	10,388,400
160,000	F5 Networks, Inc.	10,948,800
260,000	ICICI Bank Ltd., ADR	11,055,200
870,000	ISHARES FTSE/XINHUA CHINA 25	35,513,400
1,480,000	IShares MSCI Emerging Mkt	62,234,000
560,000	iShares MSCI Mexico Index Fund	29,674,400
330,000	Kroger Co.	7,335,900
325,000	Pall Corp.	12,671,750
290,000	Rovi Corp.	11,304,200
360,000	SBA Communications, Corp.	12,733,200
680,000	SPDR S&P Retail ETF	29,056,400
380,000	Wal-Mart Stores, Inc.	20,387,000
290,000	WMS Industries, Inc.	14,505,800
	TOTAL SECURITIES SOLD SHORT (PROCEEDS $337,463,135)	$379,699,970

At April 30, 2010, the Fund had the following open futures contracts:

Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Depreciation
Russell 2000 Index Short Futures	700	$50,085,000	June 2010	$(3,036,775)
S&P 500 Index Short Futures	300	$88,755,000	June 2010	(613,700)
UNREALIZED DEPRECIATION ON FUTURES CONTRACTS				$(3,650,475)

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10

At April 30, 2010, the Fund had outstanding foreign exchange contracts as follows:
Settlement Date	Foreign Currency Units to Receive/Deliver	In Exchange For	Contracts at Value	Unrealized Appreciation/ (Depreciation)
Contracts Purchased:
5/6/2010	26,973,219 SGD	27,300,000 NZD	$19,684,142	$570,210
5/6/2010	24,413,820 CAD	32,700,000 NZD	$24,034,507	$1,057,390
5/6/2010	32,700,000 NZD	22,802,691 CAD	$23,758,507	$699,159
5/7/2010	5,868,120,000 KRW	$4,740,000	$5,293,349	$553,350
5/14/2010	165,900,000 RUB	$4,740,000	$5,672,498	$932,499
7/28/2010	19,956,274 SGD	15,122,525 CHF	$14,562,687	$289,099
8/6/2010	13,280,000 GBP	249,895,470 MXN	$20,310,959	$34,608
8/18/2010	27,433,000 SGD	57,353,076 PLN	$20,018,908	$356,108
8/18/2010	28,100,000 SGD	251,087,550 MXN	$20,505,644	$377,707
8/25/2010	27,950,820 SGD	22,300,000 AUD	$20,396,863	$60,300
3/23/2011	6,357,150,000 KRW	$5,540,000	$5,689,077	$149,077
4/11/2011	11,836,500 PEN	$4,143,707	$4,125,422	$(18,285)
Contracts Sold:
5/4/2010	4,992,084 EUR	$6,648,458	$6,646,719	$1,740
5/4/2010	6,357,903 EUR	$8,463,640	$8,465,239	$(1,600)
5/6/2010	3,230,475,000 JPY	$35,638,362	$34,392,476	$1,245,886
5/6/2010	4,458,187 GBP	$6,813,403	$6,821,285	$(7,882)
5/6/2010	22,802,691 CAD	32,700,000 NZD	$22,448,410	$610,938
5/6/2010	32,700,000 NZD	24,413,820 CAD	$23,758,507	$(781,390)
5/6/2010	472,672,777 JPY	$5,052,622	$5,031,914	$20,708
5/6/2010	27,300,000 NZD	26,973,219 SGD	$19,835,084	$(721,152)
5/7/2010	5,868,120,000 KRW	$4,981,426	$5,293,350	$(311,923)
5/10/2010	731,988,425 JPY	$7,787,277	$7,793,232	$(5,956)
5/12/2010	35,700,000 AUD	$31,326,750	$32,986,930	$(1,660,180)
6/8/2010	34,700,000 AUD	$30,987,100	$31,959,716	$(972,616)
6/8/2010	11,981,610,000 JPY	$134,531,113	$127,600,384	$6,930,729
6/8/2010	62,700,000 NZD	$42,990,255	$45,452,648	$(2,462,393)
7/2/2010	27,060,000 BRL	$14,673,029	$15,345,866	$(672,837)
7/14/2010	172,482,750 ZAR	$22,998,313	$23,044,693	$(46,381)
7/20/2010	26,400,000 GBP	$40,620,888	$40,379,568	$241,320
7/20/2010	11,160,000 GBP	$17,159,058	$17,069,544	$89,514
7/20/2010	19,900,000 EUR	$26,863,010	$26,501,920	$361,090
7/28/2010	15,122,525 CHF	19,956,274 SGD	$14,069,390	$204,199
7/30/2010	65,319,750 PLN	$22,692,288	$22,009,181	$683,106
8/3/2010	82,684,196 CAD	$81,427,365	$81,375,193	$52,172
8/3/2010	72,017,603 CAD	$70,922,559	$70,877,467	$45,091
8/6/2010	249,895,470 MXN	13,280,000 GBP	$20,080,800	$195,550
Semi-Annual Shareholder Report
11

Settlement Date	Foreign Currency Units to Receive/Deliver	In Exchange For	Contracts at Value	Unrealized Appreciation/ (Depreciation)
8/18/2010	251,087,550 MXN	28,100,000 SGD	$20,147,752	$(19,814)
8/18/2010	57,353,076 PLN	27,433,000 SGD	$19,301,215	$361,586
8/25/2010	22,300,000 AUD	27,950,820 SGD	$20,347,036	$(10,473)
NET UNREALIZED APPRECIATION ON FOREIGN EXCHANGE CONTRACTS				$8,430,254

Net Unrealized Appreciation/Depreciation on Futures Contracts and Foreign Exchange Contracts and Value of Securities Sold Short are included in “Other Assets and Liabilities - Net.”

1	Non-income producing security.
2	Discount rate at the time of purchase.
3	Pledged as collateral to ensure the Fund is able to satisfy the obligations of its outstanding futures contracts.
4	All or a portion of these securities are held as collateral for open short positions.
5	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At April 30, 2010, these restricted securities amounted to $4,586,980, which represented 0.4% of total net assets.
6	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees. At April 30, 2010, these liquid restricted securities amounted to $4,586,980, which represented 0.4% of total net assets.
7	Affiliated company.
8	7-Day net yield.
9	The cost of investments for federal tax purposes amounts to $1,162,256,465.
10	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Note: The categories of investments are shown as a percentage of total net assets at April 30, 2010.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

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12

The following is a summary of the inputs used, as of April 30, 2010, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1 — Quoted Prices And Investments In Mutual Funds	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Equity Securities:
Common Stock
Domestic	$294,651,252	$ —	$ —	$294,651,252
International	133,821,769	183,096,873	—	316,918,642
Debt Securities:
U.S. Treasury	—	267,366,158	—	267,366,158
Governments/Agencies	—	115,407,391	—	115,407,391
Corporate Bonds	—	4,586,980	—	4,586,980
Investment Fund	75,839,025	—	—	75,839,025
Exchange-Traded Fund	57,270,000	—	—	57,270,000
Bullion	57,068,952	—	—	57,068,952
Mutual Funds	50,399,758	—	—	50,399,758
TOTAL SECURITIES	$669,050,756	$570,457,402	—	$1,239,508,158
OTHER FINANCIAL INSTRUMENTS*	$(383,350,445)	$8,430,254	$ —	$(374,920,191)
*	Other financial instruments include futures contracts, foreign exchange contracts and securities sold short.

The following acronyms are used throughout this portfolio:

ADR	— American Depositary Receipt
AUD	— Australian Dollar
BRL	— Brazil Real
CAD	— Canadian Dollars
CHF	— Swiss Franc
ETF	— Exchange Traded Fund
EUR	— Euro
GBP	— Great Britain Pound
JPY	— Japanese Yen
KRW	— South Korean Won
MXN	— Mexican Pesos
NZD	— New Zealand Dollar
PEN	— Peruvian Nuevo
PLN	— Polish Zloty
RUB	— Russian Ruble
SGD	— Singapore Dollar
SPDR	— Standard & Poor's Depository Receipts
ZAR	— South African Rand

See Notes which are an integral part of the Financial Statements

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13

Statement of Assets and Liabilities

April 30, 2010 (unaudited)

Assets:
Total investments in securities, at value, including $13,100,558 of an investment in an affiliated issuer (Note 5) (identified cost $1,166,970,300)		$1,239,508,158
Cash denominated in foreign currencies (identified cost $922,238)		926,685
Deposit at broker for short sales		385,340,265
Receivable for investments sold		61,358,429
Receivable for foreign exchange contracts		16,123,136
Income receivable		6,934,162
Receivable for daily variation margin		3,147,500
Receivable for shares sold		2,375,687
TOTAL ASSETS		1,715,714,022
Liabilities:
Securities sold short, at value (proceeds $337,463,135)	$379,699,970
Payable for investments purchased	23,587,618
Payable for foreign exchange contracts	7,692,882
Payable for shares redeemed	5,984,561
Dividends payable on short positions	47,250
Payable for shareholder services fee (Note 5)	618,408
Payable for distribution services fee (Note 5)	342,249
Accrued expenses	563,827
TOTAL LIABILITIES		418,536,765
Net assets for 129,056,984 shares outstanding		$1,297,177,257
Net Assets Consist of:
Paid-in capital		$1,709,023,379
Net unrealized appreciation of investments, short sales, futures contracts and translation of assets and liabilities in foreign currency		29,799,741
Accumulated net realized loss on investments, short sales, futures contracts, written options and foreign currency translations		(440,445,012)
Distributions in excess of net investment income		(1,200,851)
TOTAL NET ASSETS		$1,297,177,257
Semi-Annual Shareholder Report
14

Statement of Assets and Liabilities — continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($655,771,156 ÷ 65,015,336 shares outstanding), no par value, unlimited shares authorized	$10.09
Offering price per share (100/94.50 of $10.09)	$10.68
Redemption proceeds per share	$10.09
Class B Shares:
Net asset value per share ($129,937,294 ÷ 12,964,507 shares outstanding), no par value, unlimited shares authorized	$10.02
Offering price per share	$10.02
Redemption proceeds per share (94.50/100 of $10.02)	$9.47
Class C Shares:
Net asset value per share ($415,647,927 ÷ 41,620,174 shares outstanding), no par value, unlimited shares authorized	$9.99
Offering price per share	$9.99
Redemption proceeds per share (99.00/100 of $9.99)	$9.89
Institutional Shares:
Net asset value per share ($95,820,880 ÷ 9,456,967 shares outstanding), no par value, unlimited shares authorized	$10.13
Offering price per share	$10.13
Redemption proceeds per share	$10.13

See Notes which are an integral part of the Financial Statements

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15

Statement of Operations

Six Months Ended April 30, 2010 (unaudited)

Investment Income:
Dividends (including $101,454 received from an affiliated issuer (Note 5) and net of foreign taxes withheld of $489,695)		$6,777,720
Interest		9,706,952
TOTAL INCOME		16,484,672
Expenses:
Investment adviser fee (Note 5)	$5,379,956
Administrative personnel and services fee (Note 5)	558,280
Custodian fees	140,137
Transfer and dividend disbursing agent fees and expenses	1,076,914
Directors'/Trustees' fees	3,235
Auditing fees	16,364
Legal fees	24,327
Portfolio accounting fees	102,001
Distribution services fee — Class B Shares (Note 5)	548,701
Distribution services fee — Class C Shares (Note 5)	1,696,945
Shareholder services fee — Class A Shares (Note 5)	937,248
Shareholder services fee — Class B Shares (Note 5)	182,901
Shareholder services fee — Class C Shares (Note 5)	565,496
Account administration fee — Class A Shares	242
Account administration fee — Class C Shares	153
Share registration costs	49,510
Printing and postage	82,459
Insurance premiums	3,750
Dividends on short positions	3,828,885
Prime broker fees	1,197,968
Miscellaneous	3,183
TOTAL EXPENSES	16,398,655
Semi-Annual Shareholder Report
16

Statement of Operations — continued
Waivers and Reimbursement (Note 5):
Waiver/reimbursement of investment adviser fee	$(291,102)
Waiver of administrative personnel and services fee	(12,394)
TOTAL WAIVERS AND REIMBURSEMENT		$(303,496)
Net expenses			$16,095,159
Net investment income			389,513
Realized and Unrealized Gain (Loss) on Investments, Short Sales, Futures Contracts and Foreign Currency Transactions:
Net realized gain on investments and foreign currency transactions			109,152,787
Net realized loss on short sales			(230,228,419)
Net realized gain on futures contracts			1,242,006
Net change in unrealized appreciation of investments and translation of assets and liabilities in foreign currency			(17,781,462)
Net change in unrealized depreciation of short sales			30,703,451
Net change in unrealized depreciation of futures contracts			(1,984,307)
Net realized and unrealized loss on investments, short sales, futures contracts and foreign currency transactions			(108,895,944)
Change in net assets resulting from operations			$(108,506,431)

See Notes which are an integral part of the Financial Statements

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17

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 4/30/2010	Year Ended 10/31/2009
Increase (Decrease) in Net Assets
Operations:
Net investment income	$389,513	$26,371,015
Net realized loss on investments, short sales, futures contracts, written options and foreign currency transactions	(119,833,626)	(273,841,447)
Net change in unrealized appreciation/depreciation of investments, short sales, futures contracts, written options and translation of assets and liabilities in foreign currency	10,937,682	392,155,128
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	(108,506,431)	144,684,696
Distributions to Shareholders:
Distributions from net investment income
Class A Shares	(18,918,722)	(28,826,874)
Class B Shares	(2,725,757)	(7,577,356)
Class C Shares	(8,716,171)	(17,195,671)
Institutional Shares	(1,987,024)	(346,178)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(32,347,674)	(53,946,079)
Share Transactions:
Proceeds from sale of shares	275,272,093	671,401,676
Net asset value of shares issued to shareholders in payment of distributions declared	24,699,462	41,230,658
Cost of shares redeemed	(435,197,675)	(601,415,722)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(135,226,120)	111,216,612
Change in net assets	(276,080,225)	201,955,229
Net Assets:
Beginning of period	1,573,257,482	1,371,302,253
End of period (including undistributed (distributions in excess of) net investment income of $(1,200,851) and $30,757,310, respectively)	$1,297,177,257	$1,573,257,482

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report
18

Notes to Financial Statements

April 30, 2010 (unaudited)

1. Organization

Federated Equity Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 12 diversified portfolios. The financial statements included herein are only those of Federated Market Opportunity Fund (the “Fund”). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers four classes of shares: Class A Shares, Class B Shares, Class C Shares and Institutional Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The financial highlights of the Class A Shares, Class B Shares and Class C Shares are presented separately. The investment objective of the Fund is to provide absolute (positive) returns with low correlation to the U.S. equity market.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
  Shares of other mutual funds are valued based upon their reported NAVs.
  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market Semi-Annual Shareholder Report
19

conditions. Some pricing services provide a single price evaluation reflecting the bid side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Repurchase Agreements

It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

Semi-Annual Shareholder Report
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The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Gains and Losses, Expenses and Distributions

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income are declared and paid annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class may bear certain expenses unique to that class such as account administration, distribution services and shareholder services fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts on fixed-income securities are amortized/accreted for financial statement purposes.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended April 30, 2010, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of April 30, 2010, tax years 2006 through 2009 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.

The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.

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When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Futures Contracts

The Fund purchases and sells financial futures contracts to manage cash flows, enhance yield, manage duration and to potentially reduce transaction costs. Upon entering into a financial futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures are exchange traded and the exchange's clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Futures contracts outstanding at period end are listed after the Fund's Portfolio of Investments.

Foreign Exchange Contracts

The Fund may enter into foreign exchange contracts for the delayed delivery of securities or foreign currency exchange transactions. The Fund may enter into foreign exchange contracts to protect assets against adverse changes in foreign currency exchange rates or exchange control regulations. Purchased contracts are used to acquire exposure to foreign currencies, whereas, contracts to sell are used to hedge the Fund's securities against currency fluctuations. Risks may arise upon entering into these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date.

Foreign exchange contracts outstanding at period end are listed after the Fund's Portfolio of Investments.

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies (FCs) are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

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Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.

Short Sales

The Fund may sell a security short in an effort to take advantage of an anticipated decline in the price of the security. In a short sale, the Fund sells a security it does not own, and must borrow the security in order to deliver it at completion of the sale. The Fund then has an obligation to replace the borrowed security. If the Fund can buy the security back at a lower price than it sold it for, a gain is realized. If the Fund has to buy the security back at a higher price, a loss is realized. While the security is borrowed, the proceeds from the sale are deposited with the lender (“Prime Broker”). The Prime Broker charges a fee for this service. The Fund may be required to pay interest and/or the equivalent of any dividend payments paid by the security to the Prime Broker. For the six months ended April 30, 2010, the Fund had a net realized loss on short sales of $230,228,419.

Options Contracts

The Fund may buy or sell put and call options for hedging and asset allocation purposes. The seller (“writer”) of an option receives a payment or premium, from the buyer, which the writer keeps regardless of whether the buyer exercises the option. When the Fund writes a put or call option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. Premiums received from writing options which expire are treated as realized gains. The Fund, as a writer of an option, bears the market risk of an unfavorable change in the price of the underlying reference instrument. When the Fund purchases a put or call option, an amount equal to the premium paid is recorded as an increase to the cost of the investment and subsequently marked to market to reflect the current value of the option purchased. Premiums paid for purchasing options which expire are treated as realized losses. Premiums received/paid for writing/purchasing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying reference instrument to determine the realized gain or loss. The risk associated with purchasing put and call options is limited to the premium paid. Options can trade on securities or commodities exchanges. In this case, the exchange sets all the terms of the contract except for the price. Most exchanges require investors to maintain margin accounts through their brokers to cover their potential obligations to the exchange. This protects investors against potential defaults by the counterparty.

As of April 30, 2010, the Fund had no written options.

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Additional Disclosure Related to Derivative Instruments
Fair Value of Derivative Instruments
	Asset		Liability
	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments under ASC Topic 815
Foreign exchange contracts	Receivable for foreign exchange contracts	$16,123,136	Payable for foreign exchange contracts	$7,692,882
Equity contracts	Receivable for daily variation margin	$(3,650,475)*		—
Total derivatives not accounted for as hedging instruments under ASC Topic 815		$12,472,661		$7,692,882

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the footnotes to the Portfolio of Investments. Only the current day's variation margin is reported within the Statement of Assets and Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended April 30, 2010

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
	Futures	Forward Currency Contracts	Total
Foreign exchange contracts	—	$8,192,147	$8,192,147
Equity contracts	$1,242,006	—	$1,242,006
Total	$1,242,006	$8,192,147	$9,434,153

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
	Futures	Forward Currency Contracts	Total
Foreign exchange contracts	—	$13,685,839	$13,685,839
Equity contracts	$(1,984,307)	—	$(1,984,307)
Total	$(1,984,307)	$13,685,839	$11,701,532

Restricted Securities

The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the Semi-Annual Shareholder Report
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restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in accordance with procedures established by and under the general supervision of the Trustees.

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

3. Shares of Beneficial Interest

The following tables summarize share activity:

	Six Months Ended 4/30/2010		Year Ended 10/31/2009
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	15,732,793	$164,670,074	39,339,133	$430,108,951
Shares issued to shareholders in payment of distributions declared	1,408,804	14,397,970	2,234,350	23,054,476
Shares redeemed	(27,493,994)	(283,905,230)	(36,513,444)	(383,301,698)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	(10,352,397)	$(104,837,186)	5,060,039	$69,861,729

	Six MonthsEnded 4/30/2010		Year Ended 10/31/2009
Class B Shares:	Shares	Amount	Shares	Amount
Shares sold	582,487	$6,059,989	1,323,482	$14,216,697
Shares issued to shareholders in payment of distributions declared	221,406	2,253,915	608,550	6,238,153
Shares redeemed	(2,992,075)	(30,848,964)	(6,138,694)	(64,447,604)
NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	(2,188,182)	$(22,535,060)	(4,206,662)	$(43,992,754)
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	Six MonthsEnded 4/30/2010		Year Ended 10/31/2009
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	4,761,923	$49,719,623	12,963,665	$140,108,028
Shares issued to shareholders in payment of distributions declared	608,948	6,180,820	1,145,371	11,710,051
Shares redeemed	(8,382,410)	(85,994,584)	(13,205,369)	(137,704,151)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	(3,011,539)	$(30,094,141)	903,667	$14,113,928

	Six MonthsEnded 4/30/2010		Year Ended 10/31/2009
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	5,288,992	$54,822,407	8,090,710	$86,968,000
Shares issued to shareholders in payment of distributions declared	181,945	1,866,757	21,684	227,978
Shares redeemed	(3,324,459)	(34,448,897)	(1,438,538)	(15,962,269)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	2,146,478	$22,240,267	6,673,856	$71,233,709
NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	(13,405,640)	$(135,226,120)	8,430,900	$111,216,612

4. Federal Tax Information

At April 30, 2010, the cost of investments for federal tax purposes was $1,162,256,465. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation/depreciation resulting from changes in foreign currency exchange rates, securities sold short and futures contracts was $77,251,693. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $96,417,900 and net unrealized depreciation from investments for those securities having an excess of cost over value of $19,166,207.

At October 31, 2009, the Fund had a capital loss carryforward of $283,909,880 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2015	$26,587,308
2017	$257,322,572
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5. Investment Adviser Fee and Other Transactions with Affiliates

Investment Adviser Fee

Federated Equity Management Company of Pennsylvania is the Fund's investment adviser (the “Adviser”). The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.75% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the six months ended April 30, 2010, the Adviser voluntarily waived $229,718 of its fee.

Certain of the Fund's assets are managed by Federated Investment Management Company (the “Sub-Adviser”). Under the terms of a sub-adviser agreement between the Adviser and the Sub-Adviser, the Sub-Adviser receives an allocable portion of the Fund's adviser fee. The fee is paid by the Adviser out of its resources and is not an incremental Fund expense. For the six months ended April 30, 2010, the Sub-Adviser earned a fee of $724,731.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended April 30, 2010, the net fee paid to FAS was 0.076% of average daily net assets of the Fund. FAS waived $12,394 of its fee.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class A Shares, Class B Shares and Class C Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:

Share Class Name	Percentage of Average Daily Net Assets of Class
Class A Shares	0.05%
Class B Shares	0.75%
Class C Shares	0.75%
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Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended April 30, 2010, FSC retained $434,250 of fees paid by the Fund. For the six months ended April 30, 2010, the Fund's Class A Shares did not incur a distribution services fee; however, it may begin to incur this fee upon approval of the Trustees.

Sales Charges

Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the six months ended April 30, 2010, FSC retained $63,133 in sales charges from the sale of Class A Shares. FSC also retained $9,229 of contingent deferred sales charges relating to redemptions of Class A Shares and $14,627 relating to redemptions of Class C Shares.

Shareholder Services Fee

The Fund may pay fees (“Service Fees”) up to 0.25% of the average daily net assets of the Fund's Class A Shares, Class B Shares and Class C Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Financial intermediaries may include a company affiliated with management of Federated Investors, Inc. A financial intermediary affiliated with management of Federated Investors, Inc. received $1,258 of Service Fees for the six months ended April 30, 2010. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for Service Fees. For the six months ended April 30, 2010, FSSC did not receive any fees paid by the Fund.

Expense Limitation

The Adviser and its affiliates (which may include FSC, FAS and FSSC) have voluntarily agreed to waive their fees and/or reimburse expenses so that the total annual fund operating expenses (as shown in the financial highlights excluding dividends on short positions and prime broker fees) paid by the Fund's Class A Shares, Class B Shares, Class C Shares and Institutional Shares (after the voluntary waivers and reimbursements) will not exceed 1.24%, 1.99%, 1.99% and 0.99%, respectively, (the “Fee Limit”) through the later of (the “Termination Date”): (a) December 31, 2010; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.

General

Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

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Transactions with Affiliated Companies

Affiliated holdings are mutual funds which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated mutual funds. For the six months ended April 30, 2010, the Adviser reimbursed $61,384. Transactions with the affiliated company during the six months ended April 30, 2010, were as follows:

Affiliate	Balance of Shares Held 10/31/2009	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 4/30/2010	Value	Dividend Income
Prime Value Obligations Fund, Institutional Shares	154,018,981	769,198,394	910,116,817	13,100,558	$13,100,558	$101,454

6. Investment Transactions

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended April 30, 2010, were as follows:

Purchases	$631,888,963
Sales	$580,502,207

7. Line of Credit

The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of April 30, 2010, there were no outstanding loans. During the six months ended April 30, 2010, the Fund did not utilize the LOC.

8. Interfund Lending

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from other participating affiliated funds. As of April 30, 2010, there were no outstanding loans. During the six months ended April 30, 2010, the program was not utilized.

9. Legal Proceedings

Since October 2003, Federated Investors, Inc. and related entities (collectively, “Federated”), and various Federated sponsored mutual funds (“Federated Funds”) have been named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of certain Federated Funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. Federated without admitting the validity of any claim has reached a preliminary settlement with the Plaintiffs in these cases. Any settlement would have to be approved by the Court. Federated entities have also been named as defendants in several Semi-Annual Shareholder Report
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additional lawsuits that are now pending in the United States District Court for the Western District of Pennsylvania. These lawsuits have been consolidated into a single action alleging excessive advisory fees involving one of the Federated Funds. The Board of the Federated Funds retained the law firm of Dickstein Shapiro LLP to represent the Federated Funds in these lawsuits. Federated and the Federated Funds, and their respective counsel, have been defending this litigation, and none of the Federated Funds remains a defendant in any of the lawsuits. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek monetary damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Federated Funds, there can be no assurance that these suits, ongoing adverse publicity and/or other developments resulting from the allegations in these matters will not result in increased redemptions, or reduced sales of shares of the Federated Funds, or other adverse consequences for the Federated Funds.

10. Subsequent Events

Management has evaluated subsequent events through the date the financial statements were issued, and determined that no events have occurred that require additional disclosure.

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Evaluation and Approval of Advisory Contract - May 2009

Federated Market Opportunity Fund (the “Fund”)

The Fund's Board reviewed the Fund's investment advisory and subadvisory contracts at meetings held in May 2009. The Board's decision regarding these contracts reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory and subadvisory contracts.

During its review of these contracts, the Board considered compensation and benefits received by the Adviser and subadviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize “economies of scale” as a fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with a fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser and subadviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory and subadvisory contracts to the extent it considered them to be appropriate and relevant, as discussed further below.

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The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory and subadvisory contracts occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory and subadvisory contracts included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's and subadviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace. Semi-Annual Shareholder Report
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With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows; and portfolio manager time spent in review of securities pricing. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are highly important in judging the reasonableness of proposed fees.

For the periods covered by the report, the Fund's performance for the one-year period and the three-year period was above the median of the relevant peer group, and the Fund's performance fell below the median of the relevant peer group for the five-year period. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts Semi-Annual Shareholder Report
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(e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reports regarding the institution or elimination of these voluntary waivers.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, compliance, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

It was noted in the materials for the Board meeting that for the period covered by the report, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was above the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund.

Semi-Annual Shareholder Report
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The Senior Officer's evaluation noted his belief that the information and observations contained in his evaluation supported a finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory and subadvisory contracts. The Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory and subadvisory contracts on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

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Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's Web site at FederatedInvestors.com. To access this information from the “Products” section of the Web site, click on the “Prospectuses and Regulatory Reports” link under “Related Information,” then select the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the “Prospectuses and Regulatory Reports” link. Form N-PX filings are also available at the SEC's Web site at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's Web site at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the “Products” section of Federated's Web site at FederatedInvestors.com by clicking on “Portfolio Holdings” under “Related Information,” then selecting the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the “Portfolio Holdings” link.

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Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERYIn an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

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Federated Market Opportunity Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561

Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 314172453

38625 (6/10)

Federated is a registered mark of Federated Investors, Inc.
2010  © Federated Investors, Inc.

Federated Mid Cap Growth Strategies Fund

A Portfolio of Federated Equity Funds

SEMI-ANNUAL SHAREHOLDER REPORT

April 30, 2010

Class A Shares
Class B Shares
Class C Shares
Class K Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLE
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS

EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Financial Highlights - Class A Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 4/30/2010	Year Ended October 31,
		2009	2008	2007	2006[1]	2005
Net Asset Value, Beginning of Period	$26.77	$24.05	$45.41	$36.12	$31.85	$27.44
Income From Investment Operations:
Net investment income (loss)	(0.04)[2]	0.09[2]	(0.00)[2,3]	(0.12)[2]	(0.09)[2]	(0.10)[2]
Net realized and unrealized gain (loss) on investments and foreign currency transactions	5.14	2.61	(17.11)	9.41	4.36	4.51
TOTAL FROM INVESTMENT OPERATIONS	5.10	2.70	(17.11)	9.29	4.27	4.41
Less Distributions:
Distributions from net investment income	(0.08)	—	—	—	—	—
Distributions from net realized gain on investments and foreign currency transactions	—	—	(4.25)	—	—	—
TOTAL DISTRIBUTIONS	(0.08)	—	(4.25)	—	—	—
Regulatory Settlement Proceeds	—	0.02[4]	—	—	—	—
Net Asset Value, End of Period	$31.79	$26.77	$24.05	$45.41	$36.12	$31.85
Total Return[5]	19.09%	11.31%[4]	(41.21)%	25.72%	13.41%	16.07%[6]
Ratios to Average Net Assets:
Net expenses[7]	0.99%[8,9]	0.99%[9]	0.99%[9]	0.98%[9]	0.99%[9]	1.21%[9]
Net investment income (loss)	(0.24)%[8]	0.37%	(0.00)%[10]	(0.29)%	(0.25)%	(0.32)%
Expense waiver/reimbursement[11]	0.38%[8]	0.45%	0.32%	0.28%	0.28%	0.06%
Supplemental Data:
Net assets, end of period (000 omitted)	$308,328	$298,431	$293,777	$544,647	$492,751	$537,322
Portfolio turnover	117%	207%	215%	118%	115%	139%
1	Beginning with the year ended October 31, 2006, the Fund was audited by KPMG LLP. The previous year was audited by another independent registered public accounting firm.
2	Per share numbers have been calculated using the average shares method.
3	Represents less than $0.01.
4	During the year, the Fund received a regulatory settlement from an unaffiliated third party, which had an impact of 0.08% on the total return. (See Notes to Financial Statements, Note 8.)
5	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
6	During the period, the Fund was reimbursed by an affiliated shareholder services provider, which had an impact of 0.07% on the total return.
7	Pursuant to a settlement with the New York Attorney General, the Adviser has agreed to waive management fees in compliance with an Assurance of Discontinuance dated November 17, 2005. The net management fee was reduced to 0.4975% effective January 1, 2006, and may not be increased until after December 31, 2010.
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1

8	Computed on an annualized basis.
9	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 0.99%, 0.96%, 0.98%, 0.98%, 0.99% and 1.19% for the six months ended April 30, 2010 and for the years ended October 31, 2009, 2008, 2007, 2006, and 2005, respectively, after taking into account these expense reductions.
10	Represents less than 0.01%.
11	This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.

See Notes which are an integral part of the Financial Statements

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Financial Highlights - Class B Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 4/30/2010	Year Ended October 31,
		2009	2008	2007	2006[1]	2005
Net Asset Value, Beginning of Period	$23.46	$21.23	$40.89	$32.77	$29.13	$25.31
Income From Investment Operations:
Net investment income (loss)	(0.13)[2]	(0.06)[2]	(0.24)[2]	(0.38)[2]	(0.34)[2]	(0.32)[2]
Net realized and unrealized gain (loss) on investments and foreign currency transactions	4.51	2.27	(15.17)	8.50	3.98	4.14
TOTAL FROM INVESTMENT OPERATIONS	4.38	2.21	(15.41)	8.12	3.64	3.82
Less Distributions:
Distributions from net realized gain on investments and foreign currency transactions	—	—	(4.25)	—	—	—
Regulatory Settlement Proceeds	—	0.02[3]	—	—	—	—
Net Asset Value, End of Period	$27.84	$23.46	$21.23	$40.89	$32.77	$29.13
Total Return[4]	18.67%	10.50%[3]	(41.65)%	24.78%	12.50%	15.09%
Ratios to Average Net Assets:
Net expenses[5]	1.74%[6,7]	1.73%[7]	1.74%[7]	1.74%[7]	1.79%[7]	2.04%[7]
Net investment loss	(0.98)%[6]	(0.28)%	(0.75)%	(1.05)%	(1.05)%	(1.13)%
Expense waiver/reimbursement[8]	0.49%[6]	0.52%	0.39%	0.34%	0.26%	0.00%[9]
Supplemental Data:
Net assets, end of period (000 omitted)	$10,403	$11,669	$21,592	$76,376	$92,883	$129,155
Portfolio turnover	117%	207%	215%	118%	115%	139%
1	Beginning with the year ended October 31, 2006, the Fund was audited by KPMG LLP. The previous year was audited by another independent registered public accounting firm.
2	Per share numbers have been calculated using the average shares method.
3	During the year, the Fund received a regulatory settlement from an unaffiliated third party, which had an impact of 0.14% on the total return. (See Notes to Financial Statements, Note 8.)
4	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
5	Pursuant to a settlement with the New York Attorney General, the Adviser has agreed to waive management fees in compliance with an Assurance of Discontinuance dated November 17, 2005. The net management fee was reduced to 0.4975% effective January 1, 2006, and may not be increased until after December 31, 2010.
6	Computed on an annualized basis.
7	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 1.74%, 1.69%, 1.73%, 1.74%, 1.78% and 2.02% for the six months ended April 30, 2010 and for the years ended October 31, 2009, 2008, 2007, 2006, and 2005, respectively, after taking into account these expense reductions.
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8	This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.
9	Represents less than 0.01%.

See Notes which are an integral part of the Financial Statements

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Financial Highlights - Class C Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 4/30/2010	Year Ended October 31,
		2009	2008	2007	2006[1]	2005
Net Asset Value, Beginning of Period	$23.72	$21.47	$41.29	$33.10	$29.41	$25.56
Income From Investment Operations:
Net investment income (loss)	(0.13)[2]	(0.08)[2]	(0.24)[2]	(0.39)[2]	(0.33)[2]	(0.33)[2]
Net realized and unrealized gain (loss) on investments and foreign currency transactions	4.56	2.31	(15.33)	8.58	4.02	4.18
TOTAL FROM INVESTMENT OPERATIONS	4.43	2.23	(15.57)	8.19	3.69	3.85
Less Distributions:
Distributions from net realized gain on investments and foreign currency transactions	—	—	(4.25)	—	—	—
Regulatory Settlement Proceeds	—	0.02[3]	—	—	—	—
Net Asset Value, End of Period	$28.15	$23.72	$21.47	$41.29	$33.10	$29.41
Total Return[4]	18.68%	10.48%[3]	(41.64)%	24.74%	12.55%	15.06%
Ratios to Average Net Assets:
Net expenses[5]	1.74%[6,7]	1.74%[7]	1.74%[7]	1.74%[7]	1.77%[7]	2.04%[7]
Net investment loss	(0.99)%[6]	(0.36)%	(0.75)%	(1.04)%	(1.03)%	(1.13)%
Expense waiver/reimbursement[8]	0.43%[6]	0.49%	0.35%	0.29%	0.26%	0.00%[9]
Supplemental Data:
Net assets, end of period (000 omitted)	$12,138	$11,880	$13,227	$27,366	$29,341	$30,903
Portfolio turnover	117%	207%	215%	118%	115%	139%
1	Beginning with the year ended October 31, 2006, the Fund was audited by KPMG LLP. The previous year was audited by another independent registered public accounting firm.
2	Per share numbers have been calculated using the average shares method.
3	During the year, the Fund received a regulatory settlement from an unaffiliated third party, which had an impact of 0.09% on the total return. (See Notes to Financial Statements, Note 8.)
4	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
5	Pursuant to a settlement with the New York Attorney General, the Adviser has agreed to waive management fees in compliance with an Assurance of Discontinuance dated November 17, 2005. The net management fee was reduced to 0.4975% effective January 1, 2006, and may not be increased until after December 31, 2010.
6	Computed on an annualized basis.
7	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 1.74%, 1.71%, 1.73%, 1.73%, 1.77% and 2.02% for the six months ended April 30, 2010 and for the years ended October 31, 2009, 2008, 2007, 2006, and 2005, respectively, after taking into account these expense reductions.
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8	This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.
9	Represents less than 0.01%.

See Notes which are an integral part of the Financial Statements

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Financial Highlights - Class K Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 4/30/2010	Year Ended October 31,		Period Ended 10/31/2007[1]
		2009	2008
Net Asset Value, Beginning of Period	$26.54	$23.97	$45.41	$37.77
Income From Investment Operations:
Net investment income (loss)	(0.11)[2]	(0.06)[2]	(0.18)[2]	(0.16)[2]
Net realized and unrealized gain (loss) on investments and foreign currency transactions	5.11	2.63	(17.01)	7.80
TOTAL FROM INVESTMENT OPERATIONS	5.00	2.57	(17.19)	7.64
Less Distributions:
Distributions from net realized gain on investments and foreign currency transactions	—	—	(4.25)	—
Net Asset Value, End of Period	$31.54	$26.54	$23.97	$45.41
Total Return[3]	18.84%	10.72%	(41.40)%	20.23%
Ratios to Average Net Assets:
Net expenses[4]	1.49%[5,6]	1.49%[6]	1.49%[6]	1.47%[5,6]
Net investment loss	(0.75)%[5]	(0.26)%	(0.51)%	(0.81)%[5]
Expense waiver/reimbursement[7]	0.31%[5]	0.37%	0.30%	0.26%[5]
Supplemental Data:
Net assets, end of period (000 omitted)	$587	$461	$150	$0[8]
Portfolio turnover	117%	207%	215%	118%[9]
1	Reflects operations for the period from December 12, 2006 (date of initial public offering) to October 31, 2007.
2	Per share numbers have been calculated using the average shares method.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Pursuant to a settlement with the New York Attorney General, the Adviser has agreed to waive management fees in compliance with an Assurance of Discontinuance dated November 17, 2005. The net management fee was reduced to 0.4975% effective January 1, 2006, and may not be increased until after December 31, 2010.
5	Computed on an annualized basis.
6	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 1.49%, 1.46%, 1.47% and 1.46% for the six months ended April 30, 2010, for the years ended October 31, 2009 and 2008 and for the period ended October 31, 2007, respectively, after taking into account these expense reductions.
7	This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.
8	Represents less than $1,000.
9	Portfolio turnover is calculated at the Fund level. Percentage indicated was calculated for the entire fiscal year ended October 31, 2007.

See Notes which are an integral part of the Financial Statements

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Shareholder Expense Example (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (“loads”) on purchase or redemption payments; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2009 to April 30, 2010.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

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Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (“loads”) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
	Beginning Account Value 11/1/2009	Ending Account Value 4/30/2010	Expenses Paid During Period[1]
Actual:
Class A Shares	$1,000	$1,190.90	$5.38
Class B Shares	$1,000	$1,186.70	$9.43
Class C Shares	$1,000	$1,186.80	$9.43
Class K Shares	$1,000	$1,188.40	$8.08
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,019.89	$4.96
Class B Shares	$1,000	$1,016.17	$8.70
Class C Shares	$1,000	$1,016.17	$8.70
Class K Shares	$1,000	$1,017.41	$7.45
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:
Class A Shares	0.99%
Class B Shares	1.74%
Class C Shares	1.74%
Class K Shares	1.49%
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Portfolio of Investments Summary Table (unaudited)

At April 30, 2010, the Fund's sector composition1 was as follows:

Sector	Percentage of Total Net Assets
Consumer Discretionary	21.8%
Information Technology	19.5%
Health Care	13.9%
Industrials	13.9%
Financials	9.4%
Energy	8.1%
Consumer Staples	6.5%
Materials	5.5%
Telecommunication Services	0.7%
Utilities	0.6%
Securities Lending Collateral[2]	3.4%
Cash Equivalents[3]	1.0%
Other Assets and Liabilities — Net[4]	(4.3)%
TOTAL	100.0%
1	Except for Securities Lending Collateral, Cash Equivalents and Other Assets and Liabilities, sector classifications are based upon, and individual portfolio securities are assigned to, the classifications of the Global Industry Classification Standard (GICS) except that the Adviser assigns a classification to securities not classified by the GICS and to securities for which the Adviser does not have access to the classification made by the GICS.
2	Cash collateral received from lending portfolio securities which is invested in short-term investments such as repurchase agreements or money market mutual funds.
3	Cash Equivalents include investments in money market mutual funds and/or overnight repurchase agreements (other than those representing securities lending collateral).
4	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
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Portfolio of Investments

April 30, 2010 (unaudited)

Principal Amount or Shares			Value
		COMMON STOCKS – 99.9%
		Consumer Discretionary – 21.8%
80,400	[1]	Bed Bath & Beyond, Inc.	3,695,184
58,880	[1]	BorgWarner, Inc.	2,551,859
60,500		Coach, Inc.	2,525,875
217,900		D. R. Horton, Inc.	3,200,951
63,100		Darden Restaurants, Inc.	2,823,725
134,800	[1]	Dick's Sporting Goods, Inc.	3,924,028
109,600	[1]	Dollar General Corp.	3,131,272
61,100		Genuine Parts Co.	2,615,080
64,500	[1]	Gymboree Corp.	3,168,885
189,300		KB HOME	3,507,729
59,000	[1]	Kohl's Corp.	3,244,410
111,200		Leggett and Platt, Inc.	2,727,736
37,800		Magna International, Inc., Class A	2,481,948
52,200		McGraw-Hill Cos., Inc.	1,760,184
142,400		Newell Rubbermaid, Inc.	2,430,768
59,400		Nordstrom, Inc.	2,455,002
77,100	[1]	O'Reilly Automotive, Inc.	3,769,419
89,100		Penney (J.C.) Co., Inc.	2,599,047
124,000		PetSmart, Inc.	4,100,680
11,900	[1]	Priceline.com, Inc.	3,118,395
51,600		Ross Stores, Inc.	2,889,600
44,100		Stanley Black & Decker, Inc.	2,740,815
45,900		Starwood Hotels & Resorts Worldwide, Inc.	2,502,009
91,800		TJX Cos., Inc.	4,254,012
56,200		Tiffany & Co.	2,724,576
72,000		Tupperware Brands Corp.	3,677,040
83,000		Wyndham Worldwide Corp.	2,225,230
		TOTAL	80,845,459
		Consumer Staples – 6.5%
79,700		Avon Products, Inc.	2,576,701
100,700		ConAgra Foods, Inc.	2,464,129
43,200		Estee Lauder Cos., Inc., Class A	2,847,744
55,900	[1]	Hansen Natural Corp.	2,464,072
76,100		Herbalife Ltd.	3,671,825
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Principal Amount or Shares			Value
65,600		Mead Johnson Nutrition Co.	3,385,616
49,200	[1]	NBTY, Inc.	2,001,456
110,800		Safeway, Inc.	2,614,880
99,200		Tyson Foods, Inc., Class A	1,943,328
		TOTAL	23,969,751
		Energy – 8.1%
63,766	[1]	Alpha Natural Resources, Inc.	3,002,103
82,800	[1]	Atlas Energy, Inc.	2,987,424
78,500	[1]	Cameron International Corp.	3,097,610
220,174	[1]	Cobalt International Energy	2,534,203
59,000	[1]	Concho Resources, Inc.	3,352,380
273,500	[1]	Key Energy Services, Inc.	2,970,210
47,800		Overseas Shipholding Group, Inc.	2,392,868
334,500		Paramount Resources Ltd.	5,779,164
42,200	[1]	Whiting Petroleum Corp.	3,811,926
		TOTAL	29,927,888
		Financials – 9.4%
62,500		Ameriprise Financial, Inc.	2,897,500
60,200		Capital One Financial Corp.	2,613,282
80,900		Comerica, Inc.	3,397,800
47,400	[2]	Digital Realty Trust, Inc.	2,782,380
87,600		Eaton Vance Corp.	3,087,024
61,500		Health Care REIT, Inc.	2,763,195
15,973	[1]	InterContinentalExchange, Inc.	1,862,931
41,700		Jones Lang LaSalle, Inc.	3,289,296
100,200		Principal Financial Group	2,927,844
48,600		T. Rowe Price Group, Inc.	2,794,986
58,900		Torchmark Corp.	3,153,506
130,600		Unum Group	3,195,782
		TOTAL	34,765,526
		Health Care – 13.9%
38,900		Allergan, Inc.	2,477,541
96,100		AmerisourceBergen Corp.	2,964,685
109,800		Cardinal Health, Inc.	3,808,962
35,300	[1,2]	Cerner Corp.	2,997,323
47,400	[1]	Community Health Systems, Inc.	1,936,764
29,700	[1]	DaVita, Inc.	1,854,171
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Principal Amount or Shares			Value
34,100	[1]	Dendreon Corp.	1,848,902
31,700	[1]	Edwards Lifesciences Corp.	3,267,636
216,400	[1]	Ev3, Inc.	4,139,732
39,900	[1]	Express Scripts, Inc., Class A	3,995,187
35,200	[1]	Genzyme Corp.	1,874,048
296,600	[1]	Health Management Association, Class A	2,764,312
73,200	[1]	Hospira, Inc.	3,937,428
130,193	[1,2]	MAKO Surgical Corp.	1,826,608
174,600	[1,2]	Mylan Laboratories, Inc.	3,846,438
40,100		Shire Ltd., ADR	2,640,184
76,800		Universal Health Services, Inc., Class B	2,850,816
54,500	[1]	Valeant Pharmaceuticals International	2,452,500
		TOTAL	51,483,237
		Industrials – 13.9%
45,900		AMETEK, Inc.	1,985,175
39,500		Bucyrus International, Inc.	2,488,895
135,300	[1]	Continental Airlines, Inc., Class B	3,023,955
40,900		Copa Holdings SA, Class A	2,318,212
87,900		Crane Co.	3,159,126
44,700		Cummins, Inc.	3,228,681
66,800		Dover Corp.	3,488,296
36,900		Eaton Corp.	2,847,204
98,700		Expeditors International Washington, Inc.	4,021,038
32,600		Flowserve Corp.	3,735,308
34,100		Goodrich (B.F.) Co.	2,529,538
46,800		Joy Global, Inc.	2,658,708
128,900		Kennametal, Inc.	4,235,654
61,400	[1]	OshKosh Truck Corp.	2,371,268
37,100		Precision Castparts Corp.	4,761,414
44,900		Regal Beloit Corp.	2,840,823
38,300		Snap-On, Inc.	1,845,294
		TOTAL	51,538,589
		Information Technology – 19.5%
54,300	[1]	Adobe Systems, Inc.	1,823,937
102,100	[1]	Agilent Technologies, Inc.	3,702,146
87,600	[2]	Altera Corp.	2,221,536
105,400	[1]	Amdocs Ltd.	3,366,476
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Principal Amount or Shares			Value
117,400		Analog Devices, Inc.	3,513,782
65,500	[1]	Ansys, Inc.	2,947,500
95,500	[1]	Arrow Electronics, Inc.	2,912,750
85,200	[1]	BMC Software, Inc.	3,353,472
104,400		Broadcom Corp.	3,600,756
92,400	[1]	Citrix Systems, Inc.	4,342,800
81,200	[1]	Cognizant Technology Solutions Corp.	4,155,816
24,400	[1]	Cree, Inc.	1,786,324
200,500	[1]	Fairchild Semiconductor International, Inc., Class A	2,249,610
111,100	[1]	Gartner Group, Inc., Class A	2,675,288
75,800	[1]	Juniper Networks, Inc.	2,153,478
113,800	[2]	Linear Technology Corp.	3,420,828
71,800	[1]	Longtop Financial Technologies Ltd., ADR	2,470,638
127,900	[1]	Marvell Technology Group Ltd.	2,641,135
89,900	[1]	NetApp, Inc.	3,116,833
27,300	[1]	Salesforce.com, Inc.	2,336,880
178,600	[1]	Seagate Technology Holdings	3,280,882
57,300	[1]	Tech Data Corp.	2,458,170
147,400	[1]	Verifone Holdings, Inc.	2,805,022
277,200	[1]	Vishay Intertechnology, Inc.	2,885,652
82,100		Xilinx, Inc.	2,116,538
		TOTAL	72,338,249
		Materials – 5.5%
43,000		Albemarle Corp.	1,963,380
289,000	[1]	Ferro Corp.	3,155,880
608,800	[1,2]	North American Palladium Ltd.	2,830,920
62,500	[1]	Owens-Illinois, Inc.	2,215,000
217,100	[1]	Stillwater Mining Co.	3,668,990
134,600		Vale SA, ADR	4,122,798
33,100		Walter Industries, Inc.	2,674,811
		TOTAL	20,631,779
		Telecommunication Services – 0.7%
637,600	[1]	Sprint Nextel Corp.	2,709,800
		Utilities – 0.6%
46,200		Integrys Energy Group, Inc.	2,291,982
		TOTAL COMMON STOCKS (IDENTIFIED COST $316,616,122)	370,502,260
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Principal Amount or Shares			Value
		MUTUAL FUND – 1.0%
3,678,781	[3,4,5]	Prime Value Obligations Fund, Institutional Shares, 0.18% (AT NET ASSET VALUE)	3,678,781
		REPURCHASE AGREEMENT – 3.4%
$12,584,000		Interest in $8,020,000,000 joint repurchase agreement 0.21%, dated 4/30/2010 under which Bank of America, N.A. will repurchase securities provided as collateral for $8,020,140,350 on 5/3/2010. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 1/20/2040 and the market value of those underlying securities was $8,180,543,158. (purchased with proceeds from securities lending collateral.) (AT COST)	12,584,000
		TOTAL INVESTMENTS — 104.3% (IDENTIFIED COST $332,878,903)[6]	386,765,041
		OTHER ASSETS AND LIABILITIES - NET — (4.3)%[7]	(16,026,918)
		TOTAL NET ASSETS — 100%	$370,738,123
1	Non-income producing security.
2	Certain or all shares are temporarily on loan to unaffiliated broker/dealers.
3	Affiliated company.
4	7-Day net yield.
5	All or a portion of this security is held as collateral for securities lending.
6	Also represents cost for federal tax purposes.
7	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Note: The categories of investments are shown as a percentage of total net assets at April 30, 2010.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

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15

The following is a summary of the inputs used, as of April 30, 2010, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1 - Quoted Prices and Investments in Mutual Funds	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Equity Securities:
Common Stock
Domestic	$341,095,474	$ —	$ —	$341,095,474
International	29,406,786	—	—	29,406,786
Mutual Fund	3,678,781	—	—	3,678,781
Repurchase Agreement	—	12,584,000	—	12,584,000
TOTAL SECURITIES	$374,181,041	$12,584,000	$ —	$386,765,041

The following acronyms are used throughout this portfolio:

ADR	— American Depositary Receipt
REIT	— Real Estate Investment Trust

See Notes which are an integral part of the Financial Statements

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Statement of Assets and Liabilities

April 30, 2010 (unaudited)

Assets:
Total investments in securities, at value including $3,678,781 of investments in an affiliated issuer (Note 5) and $11,919,784 of securities loaned (identified cost $332,878,903)		$386,765,041
Income receivable		103,617
Receivable for investments sold		12,831,043
Receivable for shares sold		96,775
TOTAL ASSETS		399,796,476
Liabilities:
Payable for investments purchased	$15,763,682
Payable for shares redeemed	358,510
Payable for collateral due to broker for securities lending	12,584,000
Payable for Directors'/Trustees' fees	942
Payable for distribution services fee (Note 5)	14,370
Payable for shareholder services fee (Note 5)	172,323
Accrued expenses	164,526
TOTAL LIABILITIES		29,058,353
Net assets for 11,755,809 shares outstanding		$370,738,123
Net Assets Consist of:
Paid-in capital		$397,740,593
Net unrealized appreciation of investments		53,886,138
Accumulated net realized loss on investments and foreign currency transactions		(80,385,572)
Accumulated net investment income (loss)		(501,204)
Distributions in excess of net investment income		(1,832)
TOTAL NET ASSETS		$370,738,123
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Statement of Assets and Liabilities — continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($308,328,385 ÷ 9,697,585 shares outstanding), no par value, unlimited shares authorized	$31.79
Offering price per share (100/94.50 of $31.79)	$33.64
Redemption proceeds per share	$31.79
Class B Shares:
Net asset value per share ($10,402,751 ÷ 373,686 shares outstanding), no par value, unlimited shares authorized	$27.84
Offering price per share	$27.84
Redemption proceeds per share (94.50/100 of $27.84)	$26.31
Class C Shares:
Net asset value per share ($12,138,330 ÷ 431,246 shares outstanding), no par value, unlimited shares authorized	$28.15
Offering price per share	$28.15
Redemption proceeds per share (99.00/100 of $28.15)	$27.87
Class K Shares:
Net asset value per share ($586,546 ÷ 18,597 shares outstanding), no par value, unlimited shares authorized	$31.54
Offering price per share	$31.54
Redemption proceeds per share	$31.54
Institutional Shares:
Net asset value per share ($39,282,111 ÷ 1,234,695 shares outstanding), no par value, unlimited shares authorized	$31.82
Offering price per share	$31.82
Redemption proceeds per share	$31.82

See Notes which are an integral part of the Financial Statements

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Statement of Operations

Six Months Ended April 30, 2010 (unaudited)

Investment Income:
Dividends (including $5,271 received from an affiliated issuer (Note 5) and net of foreign taxes withheld of $1,418)		$1,265,021
Interest received from securities loaned		15,894
TOTAL INCOME		1,280,915
Expenses:
Investment adviser fee (Note 5)	$1,298,023
Administrative personnel and services fee (Note 5)	143,973
Custodian fees	11,253
Transfer and dividend disbursing agent fees and expenses — Class A Shares	311,692
Transfer and dividend disbursing agent fees and expenses — Class B Shares	16,627
Transfer and dividend disbursing agent fees and expenses — Class C Shares	14,315
Transfer and dividend disbursing agent fees and expenses — Class K Shares	968
Transfer and dividend disbursing agent fees and expenses — Institutional Shares	5,574
Directors'/Trustees' fees	221
Auditing fees	11,406
Legal fees	3,367
Portfolio accounting fees	61,419
Distribution services fee — Class B Shares (Note 5)	41,329
Distribution services fee — Class C Shares (Note 5)	45,306
Distribution services fee — Class K Shares (Note 5)	1,299
Shareholder services fee — Class A Shares (Note 5)	363,054
Shareholder services fee — Class B Shares (Note 5)	13,776
Shareholder services fee — Class C Shares (Note 5)	14,436
Account administration fee — Class A Shares	11,716
Account administration fee — Class C Shares	666
Share registration costs	33,425
Printing and postage	35,003
Insurance premiums	2,537
Miscellaneous	4,069
TOTAL EXPENSES	2,445,454
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Statement of Operations — continued
Waiver, Reimbursements and Reduction:
Waiver/reimbursement of investment adviser fee (Note 5)	$(514,374)
Waiver of administrative personnel and services fee (Note 5)	(12,267)
Reimbursement of transfer and dividend disbursing agent fees and expenses — Class A Shares (Note 5)	(107,176)
Reimbursement of transfer and dividend disbursing agent fees and expenses — Class B Shares (Note 5)	(9,888)
Reimbursement of transfer and dividend disbursing agent fees and expenses — Class C Shares (Note 5)	(6,909)
Fees paid indirectly from directed brokerage arrangements (Note 6)	(12,721)
TOTAL WAIVERS, REIMBURSEMENTS AND REDUCTION		$(663,335)
Net expenses			$1,782,119
Net investment income (loss)			(501,204)
Realized and Unrealized Gain on Investments and Foreign Currency Transactions:
Net realized gain on investments and foreign currency transactions			42,000,424
Net change in unrealized appreciation of investments and translation of assets and liabilities in foreign currency			18,904,141
Net realized and unrealized gain on investments and foreign currency transactions			60,904,565
Change in net assets resulting from operations			$60,403,361

See Notes which are an integral part of the Financial Statements

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Statement of Changes in Net Assets

	Six Months Ended (unaudited) 4/30/2010	Year Ended 10/31/2009
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$(501,204)	$967,497
Net realized gain (loss) on investments and foreign currency transactions	42,000,424	(48,535,056)
Net change in unrealized appreciation/depreciation of investments and translation of assets and liabilities in foreign currency	18,904,141	78,910,528
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	60,403,361	31,342,969
Distributions to Shareholders:
Distributions from net investment income
Class A Shares	(923,724)	—
Share Transactions:
Proceeds from sale of shares	51,718,028	36,250,249
Net asset value of shares issued to shareholders in payment of distributions declared	811,126	—
Cost of shares redeemed	(63,711,197)	(74,166,727)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(11,182,043)	(37,916,478)
Regulatory Settlement Proceeds:
Net increase from regulatory settlement (Note 8)	—	267,507
CHANGE IN NET ASSETS	48,297,594	(6,306,002)
Net Assets:
Beginning of period	322,440,529	328,746,531
End of period (including distributions in excess of net investment income of $(1,832) and accumulated net investment income (loss) of $(501,204) for the six months ended April 30, 2010 and undistributed net investment income of $921,892 for the year ended October 31, 2009)	$370,738,123	$322,440,529

See Notes which are an integral part of the Financial Statements

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Notes to Financial Statements

April 30, 2010 (unaudited)

1. ORGANIZATION

Federated Equity Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 12 diversified portfolios. The financial statements included herein are only those of Federated Mid Cap Growth Strategies Fund (the “Fund”). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers five classes of shares: Class A Shares, Class B Shares, Class C Shares, Class K Shares and Institutional Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The financial highlights of the Institutional Shares are presented separately. The investment objective of the Fund is appreciation of capital.

The Fund commenced offering Institutional Shares on January 29, 2010.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
  Shares of other mutual funds are valued based upon their reported NAVs.
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Board of Trustees (the “Trustees”).
  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and Semi-Annual Shareholder Report
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type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities and mortgage-backed securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Repurchase Agreements

It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

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The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Gains and Losses, Expenses and Distributions

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income, if any, are declared and paid annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that Class A Shares, Class B Shares, Class C Shares, Class K Shares and Institutional Shares may bear distribution services fees, shareholder services fees, account administration fees and certain transfer and dividend disbursing agent fees unique to those classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts on fixed-income securities are amortized/accreted for financial statement purposes.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended April 30, 2010, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of April 30, 2010, tax years 2006 through 2009 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.

The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.

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When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies (FCs) are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.

Securities Lending

The Fund participates in a securities lending program providing for the lending of equity securities to qualified brokers. The Fund normally receives cash collateral for securities loaned that is invested in an affiliated money market fund or in short-term securities including repurchase agreements. Collateral is maintained at a minimum level of 100% of the market value of investments loaned, plus interest, if applicable. Earnings on collateral are allocated between the securities lending agent, as a fee for its services under the program, and the Fund, according to agreed-upon rates.

As of April 30, 2010, securities subject to this type of arrangement and related collateral were as follows:

Market Value of Securities Loaned	Market Value of Collateral
$11,919,784	$12,584,000

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

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3. SHARES OF BENEFICIAL INTEREST

The following tables summarize share activity:

	Six Months Ended 4/30/2010		Year Ended 10/31/2009
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	452,449	$13,355,669	1,397,467	$33,045,630
Shares issued to shareholders in payment of distributions declared	27,255	811,126	—	—
Shares redeemed	(1,931,065)	(57,642,489)	(2,461,333)	(58,201,438)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	(1,451,361)	$(43,475,694)	(1,063,866)	$(25,155,808)
	Six Months Ended 4/30/2010		Year Ended 10/31/2009
Class B Shares:	Shares	Amount	Shares	Amount
Shares sold	12,008	$315,287	57,136	$1,200,561
Shares redeemed	(135,746)	(3,486,606)	(576,602)	(11,890,001)
NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	(123,738)	$(3,171,319)	(519,466)	$(10,689,440)
	Six Months Ended 4/30/2010		Year Ended 10/31/2009
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	18,697	$497,155	79,487	$1,664,287
Shares redeemed	(88,379)	(2,315,816)	(194,536)	(3,989,299)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	(69,682)	$(1,818,661)	(115,049)	$(2,325,012)
	Six Months Ended 4/30/2010		Year Ended 10/31/2009
Class K Shares:	Shares	Amount	Shares	Amount
Shares sold	4,562	$134,809	14,774	$339,771
Shares redeemed	(3,349)	(99,786)	(3,666)	(85,989)
NET CHANGE RESULTING FROM CLASS K SHARE TRANSACTIONS	1,213	$35,023	11,108	$253,782
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	Period Ended 4/30/2010[1]		Year Ended 10/31/2009
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	1,239,990	$37,415,108	—	$ —
Shares redeemed	(5,295)	(166,500)	—	—
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	1,234,695	$37,248,608	—	$ —
NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	(408,873)	$(11,182,043)	(1,687,273)	$(37,916,478)
1	Reflects operations for the period from January 29, 2010 (date of initial investment) to April 30, 2010.

4. FEDERAL TAX INFORMATION

At April 30, 2010, the cost of investments for federal tax purposes was $332,878,903. The net unrealized appreciation of investments for federal tax purposes was $53,886,138. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $57,682,268 and net unrealized depreciation from investments for those securities having an excess of cost over value of $3,796,130.

At October 31, 2009, the Fund had a capital loss carryforward of $111,784,318 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2010	$1,156,221
2016	$41,404,093
2017	$69,224,004

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Equity Management Company of Pennsylvania is the Fund's investment adviser (the “Adviser”). The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.75% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee.

Pursuant to a settlement with the New York Attorney General, the Adviser has agreed to waive investment adviser fees in compliance with an Assurance of Discontinuance dated November 17, 2005. The net adviser fee was reduced to 0.4975% effective January 1, 2006 and may not be increased until after December 31, 2010. For the six months ended April 30, 2010, the Adviser waived $494,355 of its fee. In addition, an affiliate of the Adviser reimbursed $123,973 of transfer and dividend disbursing agent fees and expenses.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

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Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended April 30, 2010, the net fee paid to FAS was 0.076% of average daily net assets of the Fund. FAS waived $12,267 of its fee.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class B Shares, Class C Shares and Class K Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:

Share Class Name	Percentage of Average Daily Net Assets of Class
Class B Shares	0.75%
Class C Shares	0.75%
Class K Shares	0.50%

Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended April 30, 2010, FSC retained $2,631 of fees paid by the Fund.

Sales Charges

Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the six months ended April 30, 2010, FSC retained $3,132 in sales charges from the sale of Class A Shares. FSC also retained $196 of CDSC relating to redemptions of Class C Shares.

Shareholder Services Fee

The Fund may pay fees (“Service Fees”) up to 0.25% of the average daily net assets of the Fund's Class A Shares, Class B Shares and Class C Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Financial intermediaries may include a company affiliated with management of Federated Investors, Inc. A financial intermediary affiliated with management of Federated Investors, Inc. received $7,626 of Service Fees for the six months ended April 30, 2010. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for Service Fees. For the six months ended April 30, 2010, FSSC did not receive any fees paid by the Fund.

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Expense Limitation

The Adviser and its affiliates (which may include FSC, FAS and FSSC) have voluntarily agreed to waive their fees and/or reimburse expenses so that the total annual fund operating expenses (as shown in the financial highlights) paid by the Fund's Class A Shares, Class B Shares, Class C Shares, Class K Shares and Institutional Shares (after the voluntary waivers and reimbursements) will not exceed 0.99%, 1.74%, 1.74%, 1.49% and 0.74% (the “Fee Limit”), respectively, through the later of (the “Termination Date”): (a) December 31, 2010; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.

General

Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

Transactions with Affiliated Companies

Affiliated holdings are mutual funds which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated mutual funds. For the six months ended April 30, 2010, the Adviser reimbursed $20,019. Transactions with the affiliated company during the six months ended April 30, 2010, were as follows:

Affiliate	Balance of Shares Held 10/31/2009	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 4/30/2010	Value	Dividend Income
Prime Value Obligations Fund, Institutional Shares	28,638,066	233,125,584	258,084,869	3,678,781	$3,678,781	$5,271

Interfund Transactions

During the six months ended April 30, 2010, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $3,597,178 and $3,516,639, respectively.

6. EXPENSE Reduction

The Fund directs portfolio trades to a broker that in turn pays a portion of the Fund's operating expenses. For the six months ended April 30, 2010, the Fund's expenses were reduced by $12,721 under these arrangements.

7. Investment TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended April 30, 2010, were as follows:

Purchases	$393,129,165
Sales	$400,278,411
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8. REGULATORY SETTLEMENT PROCEEDS

During the year ended October 31, 2009, the Fund received $267,507 in settlement of administrative proceedings against other unaffiliated third parties involving findings by the Securities and Exchange Commission (SEC) of market timing and/or late trading of mutual funds. The settlement was recorded as an increase to paid-in capital.

9. LINE OF CREDIT

The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of April 30, 2010, there were no outstanding loans. During the six months ended April 30, 2010, the Fund did not utilize the LOC.

10. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of April 30, 2010, there were no outstanding loans. During the six months ended April 30, 2010, the program was not utilized.

11. Legal Proceedings

Since October 2003, Federated Investors, Inc. and related entities (collectively, “Federated”), and various Federated sponsored mutual funds (“Federated Funds”) have been named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of certain Federated Funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. Federated without admitting the validity of any claim has reached a preliminary settlement with the Plaintiffs in these cases. Any settlement would have to be approved by the Court. Federated entities have also been named as defendants in several additional lawsuits that are now pending in the United States District Court for the Western District of Pennsylvania. These lawsuits have been consolidated into a single action alleging excessive advisory fees involving one of the Federated Funds. The Board of the Federated Funds retained the law firm of Dickstein Shapiro LLP to represent the Federated Funds in these lawsuits. Federated and the Federated Funds, and their respective counsel, have been defending this litigation, and none of the Federated Funds remains a defendant in any of the lawsuits. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek monetary damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Federated Funds, there can be no assurance that these suits, ongoing adverse publicity and/or other developments resulting from the allegations in these matters will not result in increased redemptions, or reduced sales, of shares of the Federated Funds or other adverse consequences for the Federated Funds.

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12. Subsequent events

Management has evaluated subsequent events through the date the financial statements were issued, and determined that no events have occurred that require additional disclosure.

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Evaluation and Approval of Advisory Contract - May 2009

Federated Mid Cap Growth Strategies Fund (the “Fund”)

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2009. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize “economies of scale” as a fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with a fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

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The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace. With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons Semi-Annual Shareholder Report
33

with other similar mutual funds more heavily than non-mutual fund products or services because, it is believed that, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows; and portfolio manager time spent in review of securities pricing. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are highly important in judging the reasonableness of proposed fees.

For the one-year, three-year and five-year periods covered by the report, the Fund's performance was above the median of the relevant peer group.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, Semi-Annual Shareholder Report
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the Board receives regular reports regarding the institution or elimination of these voluntary waivers. In this regard, it was noted that the Adviser has agreed to a reduction of 25 basis points in the Fund's advisory fee at least through December 31, 2010.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, compliance, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

It was noted in the materials for the Board meeting that for the period covered by the report, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was below the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive.

The Senior Officer's evaluation noted his belief that the information and observations contained in his evaluation supported a finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these Semi-Annual Shareholder Report
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circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract. The Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

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Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's Web site at FederatedInvestors.com. To access this information from the “Products” section of the Web site, click on the “Prospectuses and Regulatory Reports” link under “Related Information,” then select the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the “Prospectuses and Regulatory Reports” link. Form N-PX filings are also available at the SEC's Web site at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's Web site at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the “Products” section of Federated's Web site at FederatedInvestors.com by clicking on “Portfolio Holdings” under “Related Information,” then selecting the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the “Portfolio Holdings” link.

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Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERYIn an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

38

Federated Mid Cap Growth Strategies Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561

Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 314172107
Cusip 314172206
Cusip 314172305
Cusip 314172529

8010409 (6/10)

Federated is a registered mark of Federated Investors, Inc.
2010  © Federated Investors, Inc.

Federated Mid Cap Growth Strategies Fund

A Portfolio of Federated Equity Funds

SEMI-ANNUAL SHAREHOLDER REPORT

April 30, 2010

Institutional Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLE
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Financial Highlights - Institutional Shares

(For a Share Outstanding Throughout the Period)

Period Ended (unaudited) 4/30/2010[1]
Net Asset Value, Beginning of Period	$28.18
Income From Investment Operations:
Net investment income (loss)	(0.01)[2]
Net realized and unrealized gain on investments and foreign currency transactions	3.65
TOTAL FROM INVESTMENT OPERATIONS	3.64
Net Asset Value, End of Period	$31.82
Total Return[3]	12.92%
Ratios to Average Net Assets:
Net expenses[4]	0.74%[5,6]
Net investment loss	(0.19)%[5]
Expense waiver/reimbursement[7]	0.31%[5]
Supplemental Data:
Net assets, end of period (000 omitted)	$39,282
Portfolio turnover	117%[8]
1	Reflects operations for the period from January 29, 2010 (date of initial investment) to April 30, 2010.
2	Per share number has been calculated using the average shares method.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Pursuant to a settlement with the New York Attorney General, the Adviser has agreed to waive management fees in compliance with an Assurance of Discontinuance dated November 17, 2005. The net management fee was reduced to 0.4975% effective January 1, 2006, and may not be increased until after December 31, 2010.
5	Computed on an annualized basis.
6	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratio is 0.73% for the period ended April 30, 2010 after taking into account this expense reduction.
7	This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.
8	Portfolio turnover is calculated at the Fund level. Percentage indicated was calculated for the six months ended April 30, 2010.

See Notes which are an integral part of the Financial Statements

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Shareholder Expense Example (unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 20091 to April 30, 2010.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

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Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 11/1/2009	Ending Account Value 4/30/2010	Expenses Paid During Period[1]
Actual	$1,000	$1,129.20	$1.99
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,021.12	$3.71
1	“Actual” expense information for the Fund's Institutional Shares is for the period from January 29, 2010 (date of initial investment) to April 30, 2010. Actual expenses are equal to the Fund's annualized net expense ratio of 0.74%, multiplied by 92/365 (to reflect the period from initial investment to April 30, 2010). “Hypothetical” expense information is presented on the basis of the full one-half year period to enable comparison to other funds. It is based on assuming the same net expense ratio and average account value over the period, but it is multiplied by 181/365 (to reflect the full half-year period).
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Portfolio of Investments Summary Table (unaudited)

At April 30, 2010, the Fund's sector composition1 was as follows:

Sector	Percentage of Total Net Assets
Consumer Discretionary	21.8%
Information Technology	19.5%
Health Care	13.9%
Industrials	13.9%
Financials	9.4%
Energy	8.1%
Consumer Staples	6.5%
Materials	5.5%
Telecommunication Services	0.7%
Utilities	0.6%
Securities Lending Collateral[2]	3.4%
Cash Equivalents[3]	1.0%
Other Assets and Liabilities — Net[4]	(4.3)%
TOTAL	100.0%
1	Except for Securities Lending Collateral, Cash Equivalents and Other Assets and Liabilities, sector classifications are based upon, and individual portfolio securities are assigned to, the classifications of the Global Industry Classification Standard (GICS) except that the Adviser assigns a classification to securities not classified by the GICS and to securities for which the Adviser does not have access to the classification made by the GICS.
2	Cash collateral received from lending portfolio securities which is invested in short-term investments such as repurchase agreements or money market mutual funds.
3	Cash Equivalents include investments in money market mutual funds and/or overnight repurchase agreements (other than those representing securities lending collateral).
4	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
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Portfolio of Investments

April 30, 2010 (unaudited)

Principal Amount or Shares			Value
		COMMON STOCKS – 99.9%
		Consumer Discretionary – 21.8%
80,400	[1]	Bed Bath & Beyond, Inc.	3,695,184
58,880	[1]	BorgWarner, Inc.	2,551,859
60,500		Coach, Inc.	2,525,875
217,900		D. R. Horton, Inc.	3,200,951
63,100		Darden Restaurants, Inc.	2,823,725
134,800	[1]	Dick's Sporting Goods, Inc.	3,924,028
109,600	[1]	Dollar General Corp.	3,131,272
61,100		Genuine Parts Co.	2,615,080
64,500	[1]	Gymboree Corp.	3,168,885
189,300		KB HOME	3,507,729
59,000	[1]	Kohl's Corp.	3,244,410
111,200		Leggett and Platt, Inc.	2,727,736
37,800		Magna International, Inc., Class A	2,481,948
52,200		McGraw-Hill Cos., Inc.	1,760,184
142,400		Newell Rubbermaid, Inc.	2,430,768
59,400		Nordstrom, Inc.	2,455,002
77,100	[1]	O'Reilly Automotive, Inc.	3,769,419
89,100		Penney (J.C.) Co., Inc.	2,599,047
124,000		PetSmart, Inc.	4,100,680
11,900	[1]	Priceline.com, Inc.	3,118,395
51,600		Ross Stores, Inc.	2,889,600
44,100		Stanley Black & Decker, Inc.	2,740,815
45,900		Starwood Hotels & Resorts Worldwide, Inc.	2,502,009
91,800		TJX Cos., Inc.	4,254,012
56,200		Tiffany & Co.	2,724,576
72,000		Tupperware Brands Corp.	3,677,040
83,000		Wyndham Worldwide Corp.	2,225,230
		TOTAL	80,845,459
		Consumer Staples – 6.5%
79,700		Avon Products, Inc.	2,576,701
100,700		ConAgra Foods, Inc.	2,464,129
43,200		Estee Lauder Cos., Inc., Class A	2,847,744
55,900	[1]	Hansen Natural Corp.	2,464,072
76,100		Herbalife Ltd.	3,671,825
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Principal Amount or Shares			Value
65,600		Mead Johnson Nutrition Co.	3,385,616
49,200	[1]	NBTY, Inc.	2,001,456
110,800		Safeway, Inc.	2,614,880
99,200		Tyson Foods, Inc., Class A	1,943,328
		TOTAL	23,969,751
		Energy – 8.1%
63,766	[1]	Alpha Natural Resources, Inc.	3,002,103
82,800	[1]	Atlas Energy, Inc.	2,987,424
78,500	[1]	Cameron International Corp.	3,097,610
220,174	[1]	Cobalt International Energy	2,534,203
59,000	[1]	Concho Resources, Inc.	3,352,380
273,500	[1]	Key Energy Services, Inc.	2,970,210
47,800		Overseas Shipholding Group, Inc.	2,392,868
334,500		Paramount Resources Ltd.	5,779,164
42,200	[1]	Whiting Petroleum Corp.	3,811,926
		TOTAL	29,927,888
		Financials – 9.4%
62,500		Ameriprise Financial, Inc.	2,897,500
60,200		Capital One Financial Corp.	2,613,282
80,900		Comerica, Inc.	3,397,800
47,400	[2]	Digital Realty Trust, Inc.	2,782,380
87,600		Eaton Vance Corp.	3,087,024
61,500		Health Care REIT, Inc.	2,763,195
15,973	[1]	InterContinentalExchange, Inc.	1,862,931
41,700		Jones Lang LaSalle, Inc.	3,289,296
100,200		Principal Financial Group	2,927,844
48,600		T. Rowe Price Group, Inc.	2,794,986
58,900		Torchmark Corp.	3,153,506
130,600		Unum Group	3,195,782
		TOTAL	34,765,526
		Health Care – 13.9%
38,900		Allergan, Inc.	2,477,541
96,100		AmerisourceBergen Corp.	2,964,685
109,800		Cardinal Health, Inc.	3,808,962
35,300	[1,2]	Cerner Corp.	2,997,323
47,400	[1]	Community Health Systems, Inc.	1,936,764
29,700	[1]	DaVita, Inc.	1,854,171
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Principal Amount or Shares			Value
34,100	[1]	Dendreon Corp.	1,848,902
31,700	[1]	Edwards Lifesciences Corp.	3,267,636
216,400	[1]	Ev3, Inc.	4,139,732
39,900	[1]	Express Scripts, Inc., Class A	3,995,187
35,200	[1]	Genzyme Corp.	1,874,048
296,600	[1]	Health Management Association, Class A	2,764,312
73,200	[1]	Hospira, Inc.	3,937,428
130,193	[1,2]	MAKO Surgical Corp.	1,826,608
174,600	[1,2]	Mylan Laboratories, Inc.	3,846,438
40,100		Shire Ltd., ADR	2,640,184
76,800		Universal Health Services, Inc., Class B	2,850,816
54,500	[1]	Valeant Pharmaceuticals International	2,452,500
		TOTAL	51,483,237
		Industrials – 13.9%
45,900		AMETEK, Inc.	1,985,175
39,500		Bucyrus International, Inc.	2,488,895
135,300	[1]	Continental Airlines, Inc., Class B	3,023,955
40,900		Copa Holdings SA, Class A	2,318,212
87,900		Crane Co.	3,159,126
44,700		Cummins, Inc.	3,228,681
66,800		Dover Corp.	3,488,296
36,900		Eaton Corp.	2,847,204
98,700		Expeditors International Washington, Inc.	4,021,038
32,600		Flowserve Corp.	3,735,308
34,100		Goodrich (B.F.) Co.	2,529,538
46,800		Joy Global, Inc.	2,658,708
128,900		Kennametal, Inc.	4,235,654
61,400	[1]	OshKosh Truck Corp.	2,371,268
37,100		Precision Castparts Corp.	4,761,414
44,900		Regal Beloit Corp.	2,840,823
38,300		Snap-On, Inc.	1,845,294
		TOTAL	51,538,589
		Information Technology – 19.5%
54,300	[1]	Adobe Systems, Inc.	1,823,937
102,100	[1]	Agilent Technologies, Inc.	3,702,146
87,600	[2]	Altera Corp.	2,221,536
105,400	[1]	Amdocs Ltd.	3,366,476
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Principal Amount or Shares			Value
117,400		Analog Devices, Inc.	3,513,782
65,500	[1]	Ansys, Inc.	2,947,500
95,500	[1]	Arrow Electronics, Inc.	2,912,750
85,200	[1]	BMC Software, Inc.	3,353,472
104,400		Broadcom Corp.	3,600,756
92,400	[1]	Citrix Systems, Inc.	4,342,800
81,200	[1]	Cognizant Technology Solutions Corp.	4,155,816
24,400	[1]	Cree, Inc.	1,786,324
200,500	[1]	Fairchild Semiconductor International, Inc., Class A	2,249,610
111,100	[1]	Gartner Group, Inc., Class A	2,675,288
75,800	[1]	Juniper Networks, Inc.	2,153,478
113,800	[2]	Linear Technology Corp.	3,420,828
71,800	[1]	Longtop Financial Technologies Ltd., ADR	2,470,638
127,900	[1]	Marvell Technology Group Ltd.	2,641,135
89,900	[1]	NetApp, Inc.	3,116,833
27,300	[1]	Salesforce.com, Inc.	2,336,880
178,600	[1]	Seagate Technology Holdings	3,280,882
57,300	[1]	Tech Data Corp.	2,458,170
147,400	[1]	Verifone Holdings, Inc.	2,805,022
277,200	[1]	Vishay Intertechnology, Inc.	2,885,652
82,100		Xilinx, Inc.	2,116,538
		TOTAL	72,338,249
		Materials – 5.5%
43,000		Albemarle Corp.	1,963,380
289,000	[1]	Ferro Corp.	3,155,880
608,800	[1,2]	North American Palladium Ltd.	2,830,920
62,500	[1]	Owens-Illinois, Inc.	2,215,000
217,100	[1]	Stillwater Mining Co.	3,668,990
134,600		Vale SA, ADR	4,122,798
33,100		Walter Industries, Inc.	2,674,811
		TOTAL	20,631,779
		Telecommunication Services – 0.7%
637,600	[1]	Sprint Nextel Corp.	2,709,800
		Utilities – 0.6%
46,200		Integrys Energy Group, Inc.	2,291,982
		TOTAL COMMON STOCKS (IDENTIFIED COST $316,616,122)	370,502,260
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8

Principal Amount or Shares			Value
		MUTUAL FUND – 1.0%
3,678,781	[3,4,5]	Prime Value Obligations Fund, Institutional Shares, 0.18% (AT NET ASSET VALUE)	3,678,781
		REPURCHASE AGREEMENT – 3.4%
$12,584,000		Interest in $8,020,000,000 joint repurchase agreement 0.21%, dated 4/30/2010 under which Bank of America, N.A. will repurchase securities provided as collateral for $8,020,140,350 on 5/3/2010. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 1/20/2040 and the market value of those underlying securities was $8,180,543,158. (purchased with proceeds from securities lending collateral.) (AT COST)	12,584,000
		TOTAL INVESTMENTS — 104.3% (IDENTIFIED COST $332,878,903)[6]	386,765,041
		OTHER ASSETS AND LIABILITIES - NET — (4.3)%[7]	(16,026,918)
		TOTAL NET ASSETS — 100%	$370,738,123
1	Non-income producing security.
2	Certain or all shares are temporarily on loan to unaffiliated broker/dealers.
3	Affiliated company.
4	7-Day net yield.
5	All or a portion of this security is held as collateral for securities lending.
6	Also represents cost for federal tax purposes.
7	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Note: The categories of investments are shown as a percentage of total net assets at April 30, 2010.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Semi-Annual Shareholder Report
9

The following is a summary of the inputs used, as of April 30, 2010, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1 - Quoted Prices and Investments in Mutual Funds	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Equity Securities:
Common Stock
Domestic	$341,095,474	$ —	$ —	$341,095,474
International	29,406,786	—	—	29,406,786
Mutual Fund	3,678,781	—	—	3,678,781
Repurchase Agreement	—	12,584,000	—	12,584,000
TOTAL SECURITIES	$374,181,041	$12,584,000	$ —	$386,765,041

The following acronyms are used throughout this portfolio:

ADR	— American Depositary Receipt
REIT	— Real Estate Investment Trust

See Notes which are an integral part of the Financial Statements

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10

Statement of Assets and Liabilities

April 30, 2010 (unaudited)

Assets:
Total investments in securities, at value including $3,678,781 of investments in an affiliated issuer (Note 5) and $11,919,784 of securities loaned (identified cost $332,878,903)		$386,765,041
Income receivable		103,617
Receivable for investments sold		12,831,043
Receivable for shares sold		96,775
TOTAL ASSETS		399,796,476
Liabilities:
Payable for investments purchased	$15,763,682
Payable for shares redeemed	358,510
Payable for collateral due to broker for securities lending	12,584,000
Payable for Directors'/Trustees' fees	942
Payable for distribution services fee (Note 5)	14,370
Payable for shareholder services fee (Note 5)	172,323
Accrued expenses	164,526
TOTAL LIABILITIES		29,058,353
Net assets for 11,755,809 shares outstanding		$370,738,123
Net Assets Consist of:
Paid-in capital		$397,740,593
Net unrealized appreciation of investments		53,886,138
Accumulated net realized loss on investments and foreign currency transactions		(80,385,572)
Accumulated net investment income (loss)		(501,204)
Distributions in excess of net investment income		(1,832)
TOTAL NET ASSETS		$370,738,123
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11

Statement of Assets and Liabilities — continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($308,328,385 ÷ 9,697,585 shares outstanding), no par value, unlimited shares authorized	$31.79
Offering price per share (100/94.50 of $31.79)	$33.64
Redemption proceeds per share	$31.79
Class B Shares:
Net asset value per share ($10,402,751 ÷ 373,686 shares outstanding), no par value, unlimited shares authorized	$27.84
Offering price per share	$27.84
Redemption proceeds per share (94.50/100 of $27.84)	$26.31
Class C Shares:
Net asset value per share ($12,138,330 ÷ 431,246 shares outstanding), no par value, unlimited shares authorized	$28.15
Offering price per share	$28.15
Redemption proceeds per share (99.00/100 of $28.15)	$27.87
Class K Shares:
Net asset value per share ($586,546 ÷ 18,597 shares outstanding), no par value, unlimited shares authorized	$31.54
Offering price per share	$31.54
Redemption proceeds per share	$31.54
Institutional Shares:
Net asset value per share ($39,282,111 ÷ 1,234,695 shares outstanding), no par value, unlimited shares authorized	$31.82
Offering price per share	$31.82
Redemption proceeds per share	$31.82

See Notes which are an integral part of the Financial Statements

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12

Statement of Operations

Six Months Ended April 30, 2010 (unaudited)

Investment Income:
Dividends (including $5,271 received from an affiliated issuer (Note 5) and net of foreign taxes withheld of $1,418)		$1,265,021
Interest received from securities loaned		15,894
TOTAL INCOME		1,280,915
Expenses:
Investment adviser fee (Note 5)	$1,298,023
Administrative personnel and services fee (Note 5)	143,973
Custodian fees	11,253
Transfer and dividend disbursing agent fees and expenses — Class A Shares	311,692
Transfer and dividend disbursing agent fees and expenses — Class B Shares	16,627
Transfer and dividend disbursing agent fees and expenses — Class C Shares	14,315
Transfer and dividend disbursing agent fees and expenses — Class K Shares	968
Transfer and dividend disbursing agent fees and expenses — Institutional Shares	5,574
Directors'/Trustees' fees	221
Auditing fees	11,406
Legal fees	3,367
Portfolio accounting fees	61,419
Distribution services fee — Class B Shares (Note 5)	41,329
Distribution services fee — Class C Shares (Note 5)	45,306
Distribution services fee — Class K Shares (Note 5)	1,299
Shareholder services fee — Class A Shares (Note 5)	363,054
Shareholder services fee — Class B Shares (Note 5)	13,776
Shareholder services fee — Class C Shares (Note 5)	14,436
Account administration fee — Class A Shares	11,716
Account administration fee — Class C Shares	666
Share registration costs	33,425
Printing and postage	35,003
Insurance premiums	2,537
Miscellaneous	4,069
TOTAL EXPENSES	2,445,454
Semi-Annual Shareholder Report
13

Statement of Operations — continued
Waiver, Reimbursements and Reduction:
Waiver/reimbursement of investment adviser fee (Note 5)	$(514,374)
Waiver of administrative personnel and services fee (Note 5)	(12,267)
Reimbursement of transfer and dividend disbursing agent fees and expenses — Class A Shares (Note 5)	(107,176)
Reimbursement of transfer and dividend disbursing agent fees and expenses — Class B Shares (Note 5)	(9,888)
Reimbursement of transfer and dividend disbursing agent fees and expenses — Class C Shares (Note 5)	(6,909)
Fees paid indirectly from directed brokerage arrangements (Note 6)	(12,721)
TOTAL WAIVERS, REIMBURSEMENTS AND REDUCTION		$(663,335)
Net expenses			$1,782,119
Net investment income (loss)			(501,204)
Realized and Unrealized Gain on Investments and Foreign Currency Transactions:
Net realized gain on investments and foreign currency transactions			42,000,424
Net change in unrealized appreciation of investments and translation of assets and liabilities in foreign currency			18,904,141
Net realized and unrealized gain on investments and foreign currency transactions			60,904,565
Change in net assets resulting from operations			$60,403,361

See Notes which are an integral part of the Financial Statements

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Statement of Changes in Net Assets

	Six Months Ended (unaudited) 4/30/2010	Year Ended 10/31/2009
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$(501,204)	$967,497
Net realized gain (loss) on investments and foreign currency transactions	42,000,424	(48,535,056)
Net change in unrealized appreciation/depreciation of investments and translation of assets and liabilities in foreign currency	18,904,141	78,910,528
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	60,403,361	31,342,969
Distributions to Shareholders:
Distributions from net investment income
Class A Shares	(923,724)	—
Share Transactions:
Proceeds from sale of shares	51,718,028	36,250,249
Net asset value of shares issued to shareholders in payment of distributions declared	811,126	—
Cost of shares redeemed	(63,711,197)	(74,166,727)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(11,182,043)	(37,916,478)
Regulatory Settlement Proceeds:
Net increase from regulatory settlement (Note 8)	—	267,507
CHANGE IN NET ASSETS	48,297,594	(6,306,002)
Net Assets:
Beginning of period	322,440,529	328,746,531
End of period (including distributions in excess of net investment income of $(1,832) and accumulated net investment income (loss) of $(501,204) for the six months ended April 30, 2010 and undistributed net investment income of $921,892 for the year ended October 31, 2009)	$370,738,123	$322,440,529

See Notes which are an integral part of the Financial Statements

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15

Notes to Financial Statements

April 30, 2010 (unaudited)

1. ORGANIZATION

Federated Equity Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 12 diversified portfolios. The financial statements included herein are only those of Federated Mid Cap Growth Strategies Fund (the “Fund”). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers five classes of shares: Class A Shares, Class B Shares, Class C Shares, Class K Shares and Institutional Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The financial highlights of the Class A Shares, Class B Shares, Class C Shares and Class K Shares are presented separately. The investment objective of the Fund is appreciation of capital.

The Fund commenced offering Institutional Shares on January 29, 2010.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
  Shares of other mutual funds are valued based upon their reported NAVs.
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Board of Trustees (the “Trustees”).
  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and Semi-Annual Shareholder Report
16

type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities and mortgage-backed securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Repurchase Agreements

It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

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The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Gains and Losses, Expenses and Distributions

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income, if any, are declared and paid annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that Class A Shares, Class B Shares, Class C Shares, Class K Shares and Institutional Shares may bear distribution services fees, shareholder services fees, account administration fees and certain transfer and dividend disbursing agent fees unique to those classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts on fixed-income securities are amortized/accreted for financial statement purposes.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended April 30, 2010, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of April 30, 2010, tax years 2006 through 2009 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.

The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.

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When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies (FCs) are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.

Securities Lending

The Fund participates in a securities lending program providing for the lending of equity securities to qualified brokers. The Fund normally receives cash collateral for securities loaned that is invested in an affiliated money market fund or in short-term securities including repurchase agreements. Collateral is maintained at a minimum level of 100% of the market value of investments loaned, plus interest, if applicable. Earnings on collateral are allocated between the securities lending agent, as a fee for its services under the program, and the Fund, according to agreed-upon rates.

As of April 30, 2010, securities subject to this type of arrangement and related collateral were as follows:

Market Value of Securities Loaned	Market Value of Collateral
$11,919,784	$12,584,000

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

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3. SHARES OF BENEFICIAL INTEREST

The following tables summarize share activity:

	Six Months Ended 4/30/2010		Year Ended 10/31/2009
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	452,449	$13,355,669	1,397,467	$33,045,630
Shares issued to shareholders in payment of distributions declared	27,255	811,126	—	—
Shares redeemed	(1,931,065)	(57,642,489)	(2,461,333)	(58,201,438)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	(1,451,361)	$(43,475,694)	(1,063,866)	$(25,155,808)
	Six Months Ended 4/30/2010		Year Ended 10/31/2009
Class B Shares:	Shares	Amount	Shares	Amount
Shares sold	12,008	$315,287	57,136	$1,200,561
Shares redeemed	(135,746)	(3,486,606)	(576,602)	(11,890,001)
NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	(123,738)	$(3,171,319)	(519,466)	$(10,689,440)
	Six Months Ended 4/30/2010		Year Ended 10/31/2009
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	18,697	$497,155	79,487	$1,664,287
Shares redeemed	(88,379)	(2,315,816)	(194,536)	(3,989,299)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	(69,682)	$(1,818,661)	(115,049)	$(2,325,012)
	Six Months Ended 4/30/2010		Year Ended 10/31/2009
Class K Shares:	Shares	Amount	Shares	Amount
Shares sold	4,562	$134,809	14,774	$339,771
Shares redeemed	(3,349)	(99,786)	(3,666)	(85,989)
NET CHANGE RESULTING FROM CLASS K SHARE TRANSACTIONS	1,213	$35,023	11,108	$253,782
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	Period Ended 4/30/2010[1]		Year Ended 10/31/2009
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	1,239,990	$37,415,108	—	$ —
Shares redeemed	(5,295)	(166,500)	—	—
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	1,234,695	$37,248,608	—	$ —
NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	(408,873)	$(11,182,043)	(1,687,273)	$(37,916,478)
1	Reflects operations for the period from January 29, 2010 (date of initial investment) to April 30, 2010.

4. FEDERAL TAX INFORMATION

At April 30, 2010, the cost of investments for federal tax purposes was $332,878,903. The net unrealized appreciation of investments for federal tax purposes was $53,886,138. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $57,682,268 and net unrealized depreciation from investments for those securities having an excess of cost over value of $3,796,130.

At October 31, 2009, the Fund had a capital loss carryforward of $111,784,318 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2010	$1,156,221
2016	$41,404,093
2017	$69,224,004

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Equity Management Company of Pennsylvania is the Fund's investment adviser (the “Adviser”). The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.75% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee.

Pursuant to a settlement with the New York Attorney General, the Adviser has agreed to waive investment adviser fees in compliance with an Assurance of Discontinuance dated November 17, 2005. The net adviser fee was reduced to 0.4975% effective January 1, 2006 and may not be increased until after December 31, 2010. For the six months ended April 30, 2010, the Adviser waived $494,355 of its fee. In addition, an affiliate of the Adviser reimbursed $123,973 of transfer and dividend disbursing agent fees and expenses.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

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Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended April 30, 2010, the net fee paid to FAS was 0.076% of average daily net assets of the Fund. FAS waived $12,267 of its fee.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class B Shares, Class C Shares and Class K Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:

Share Class Name	Percentage of Average Daily Net Assets of Class
Class B Shares	0.75%
Class C Shares	0.75%
Class K Shares	0.50%

Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended April 30, 2010, FSC retained $2,631 of fees paid by the Fund.

Sales Charges

Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the six months ended April 30, 2010, FSC retained $3,132 in sales charges from the sale of Class A Shares. FSC also retained $196 of CDSC relating to redemptions of Class C Shares.

Shareholder Services Fee

The Fund may pay fees (“Service Fees”) up to 0.25% of the average daily net assets of the Fund's Class A Shares, Class B Shares and Class C Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Financial intermediaries may include a company affiliated with management of Federated Investors, Inc. A financial intermediary affiliated with management of Federated Investors, Inc. received $7,626 of Service Fees for the six months ended April 30, 2010. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for Service Fees. For the six months ended April 30, 2010, FSSC did not receive any fees paid by the Fund.

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Expense Limitation

The Adviser and its affiliates (which may include FSC, FAS and FSSC) have voluntarily agreed to waive their fees and/or reimburse expenses so that the total annual fund operating expenses (as shown in the financial highlights) paid by the Fund's Class A Shares, Class B Shares, Class C Shares, Class K Shares and Institutional Shares (after the voluntary waivers and reimbursements) will not exceed 0.99%, 1.74%, 1.74%, 1.49% and 0.74% (the “Fee Limit”), respectively, through the later of (the “Termination Date”): (a) December 31, 2010; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.

General

Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

Transactions with Affiliated Companies

Affiliated holdings are mutual funds which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated mutual funds. For the six months ended April 30, 2010, the Adviser reimbursed $20,019. Transactions with the affiliated company during the six months ended April 30, 2010, were as follows:

Affiliate	Balance of Shares Held 10/31/2009	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 4/30/2010	Value	Dividend Income
Prime Value Obligations Fund, Institutional Shares	28,638,066	233,125,584	258,084,869	3,678,781	$3,678,781	$5,271

Interfund Transactions

During the six months ended April 30, 2010, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $3,597,178 and $3,516,639, respectively.

6. EXPENSE Reduction

The Fund directs portfolio trades to a broker that in turn pays a portion of the Fund's operating expenses. For the six months ended April 30, 2010, the Fund's expenses were reduced by $12,721 under these arrangements.

7. Investment TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended April 30, 2010, were as follows:

Purchases	$393,129,165
Sales	$400,278,411
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8. REGULATORY SETTLEMENT PROCEEDS

During the year ended October 31, 2009, the Fund received $267,507 in settlement of administrative proceedings against other unaffiliated third parties involving findings by the Securities and Exchange Commission (SEC) of market timing and/or late trading of mutual funds. The settlement was recorded as an increase to paid-in capital.

9. LINE OF CREDIT

The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of April 30, 2010, there were no outstanding loans. During the six months ended April 30, 2010, the Fund did not utilize the LOC.

10. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of April 30, 2010, there were no outstanding loans. During the six months ended April 30, 2010, the program was not utilized.

11. Legal Proceedings

Since October 2003, Federated Investors, Inc. and related entities (collectively, “Federated”), and various Federated sponsored mutual funds (“Federated Funds”) have been named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of certain Federated Funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. Federated without admitting the validity of any claim has reached a preliminary settlement with the Plaintiffs in these cases. Any settlement would have to be approved by the Court. Federated entities have also been named as defendants in several additional lawsuits that are now pending in the United States District Court for the Western District of Pennsylvania. These lawsuits have been consolidated into a single action alleging excessive advisory fees involving one of the Federated Funds. The Board of the Federated Funds retained the law firm of Dickstein Shapiro LLP to represent the Federated Funds in these lawsuits. Federated and the Federated Funds, and their respective counsel, have been defending this litigation, and none of the Federated Funds remains a defendant in any of the lawsuits. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek monetary damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Federated Funds, there can be no assurance that these suits, ongoing adverse publicity and/or other developments resulting from the allegations in these matters will not result in increased redemptions, or reduced sales, of shares of the Federated Funds or other adverse consequences for the Federated Funds.

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12. Subsequent events

Management has evaluated subsequent events through the date the financial statements were issued, and determined that no events have occurred that require additional disclosure.

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Evaluation and Approval of Advisory Contract - May 2009

Federated Mid Cap Growth Strategies Fund (the “Fund”)

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2009. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize “economies of scale” as a fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with a fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

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The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace. With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons Semi-Annual Shareholder Report
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with other similar mutual funds more heavily than non-mutual fund products or services because, it is believed that, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows; and portfolio manager time spent in review of securities pricing. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are highly important in judging the reasonableness of proposed fees.

For the one-year, three-year and five-year periods covered by the report, the Fund's performance was above the median of the relevant peer group.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, Semi-Annual Shareholder Report
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the Board receives regular reports regarding the institution or elimination of these voluntary waivers. In this regard, it was noted that the Adviser has agreed to a reduction of 25 basis points in the Fund's advisory fee at least through December 31, 2010.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, compliance, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

It was noted in the materials for the Board meeting that for the period covered by the report, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was below the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive.

The Senior Officer's evaluation noted his belief that the information and observations contained in his evaluation supported a finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these Semi-Annual Shareholder Report
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circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract. The Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

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Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's Web site at FederatedInvestors.com. To access this information from the “Products” section of the Web site, click on the “Prospectuses and Regulatory Reports” link under “Related Information,” then select the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the “Prospectuses and Regulatory Reports” link. Form N-PX filings are also available at the SEC's Web site at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's Web site at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the “Products” section of Federated's Web site at FederatedInvestors.com by clicking on “Portfolio Holdings” under “Related Information,” then selecting the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the “Portfolio Holdings” link.

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Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERYIn an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

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Federated Mid Cap Growth Strategies Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561

Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 314172198

Q450543 (6/10)

Federated is a registered mark of Federated Investors, Inc.
2010  © Federated Investors, Inc.

Federated Strategic Value Fund

Established 2005

(Effective June 29, 2010 - Federated Strategic Value Dividend Fund)

A Portfolio of Federated Equity Funds

SEMI-ANNUAL SHAREHOLDER REPORT

April 30, 2010

Class A Shares
Class C Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLE
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Financial Highlights - Class A Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 4/30/2010	Year Ended October 31,				Period Ended 10/31/2005[1]
		2009	2008	2007	2006
Net Asset Value, Beginning of Period	$3.85	$4.01	$6.36	$6.27	$5.21	$5.00
Income From Investment Operations:
Net investment income	0.07	0.15	0.27	0.27	0.25[2]	0.12[2]
Net realized and unrealized gain (loss) on investments and foreign currency transactions	0.26	(0.15)	(2.05)	0.16	1.05	0.19
TOTAL FROM INVESTMENT OPERATIONS	0.33	—	(1.78)	0.43	1.30	0.31
Less Distributions:
Distributions from net investment income	(0.08)	(0.16)	(0.28)	(0.25)	(0.22)	(0.10)
Distributions from net realized gain on investments and foreign currency transactions	—	—	(0.29)	(0.09)	(0.02)	—
TOTAL DISTRIBUTIONS	(0.08)	(0.16)	(0.57)	(0.34)	(0.24)	(0.10)
Net Asset Value, End of Period	$4.10	$3.85	$4.01	$6.36	$6.27	$5.21
Total Return[3]	8.62%	0.31%	(30.13)%	6.96%	25.52%	6.12%
Ratios to Average Net Assets:
Net expenses	1.05%[4]	1.04%[5]	1.00%[5]	1.00%[5]	0.90%[5]	0.47%[4]
Net investment income	3.70%[4]	4.38%	5.14%	4.03%	4.38%	3.96%[4]
Expense waiver/reimbursement[6]	0.18%[4]	0.20%	0.25%	0.22%	0.39%	1.45%[4]
Supplemental Data:
Net assets, end of period (000 omitted)	$391,484	$358,589	$249,725	$555,896	$451,500	$103,674
Portfolio turnover	9%	42%	48%	66%	27%	16%

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1

1	Reflects operations for the period from March 30, 2005 (date of initial investment) to October 31, 2005.
2	Per share numbers have been calculated using the average shares method.
3	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
4	Computed on an annualized basis.
5	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 1.04%, 1.00%, 0.99% and 0.88%, for the years ended October 31, 2009, 2008, 2007 and 2006, respectively, after taking into account these expense reductions.
6	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

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Financial Highlights - Class C Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 4/30/2010	Year Ended October 31,				Period Ended 10/31/2005[1]
		2009	2008	2007	2006
Net Asset Value, Beginning of Period	$3.85	$4.02	$6.37	$6.28	$5.22	$5.00
Income From Investment Operations:
Net investment income	0.06	0.13	0.23	0.21	0.21[2]	0.10[2]
Net realized and unrealized gain (loss) on investments and foreign currency transactions	0.25	(0.17)	(2.05)	0.18	1.05	0.20
TOTAL FROM INVESTMENT OPERATIONS	0.31	(0.04)	(1.82)	0.39	1.26	0.30
Less Distributions:
Distributions from net investment income	(0.06)	(0.13)	(0.24)	(0.21)	(0.18)	(0.08)
Distributions from net realized gain on investments and foreign currency transactions	—	—	(0.29)	(0.09)	(0.02)	—
TOTAL DISTRIBUTIONS	(0.06)	(0.13)	(0.53)	(0.30)	(0.20)	(0.08)
Net Asset Value, End of Period	$4.10	$3.85	$4.02	$6.37	$6.28	$5.22
Total Return[3]	8.21%	(0.69)%	(30.57)%	6.16%	24.53%	5.92%
Ratios to Average Net Assets:
Net expenses	1.80%[4]	1.79%[5]	1.75%[5]	1.75%[5]	1.65%[5]	1.22%[4]
Net investment income	2.92%[4]	3.65%	4.44%	3.33%	3.69%	3.26%[4]
Expense waiver/reimbursement[6]	0.18%[4]	0.20%	0.25%	0.22%	0.39%	1.43%[4]
Supplemental Data:
Net assets, end of period (000 omitted)	$145,470	$123,604	$112,894	$217,849	$98,936	$23,418
Portfolio turnover	9%	42%	48%	66%	27%	16%

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1	Reflects operations for the period from March 30, 2005 (date of initial investment) to October 31, 2005.
2	Per share numbers have been calculated using the average shares method.
3	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
4	Computed on an annualized basis.
5	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 1.78%, 1.75%, 1.74% and 1.63%, for the years ended October 31, 2009, 2008, 2007 and 2006, respectively, after taking into account these expense reductions.
6	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

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Shareholder Expense Example (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2009 to April 30, 2010.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

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Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (“loads”) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
	Beginning Account Value 11/1/2009	Ending Account Value 4/30/2010	Expenses Paid During Period[1]
Actual:
Class A Shares	$1,000	$1,086.20	$5.43
Class C Shares	$1,000	$1,082.10	$9.29
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,019.59	$5.26
Class C Shares	$1,000	$1,015.87	$9.00
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:
Class A Shares	1.05%
Class C Shares	1.80%

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Portfolio of Investments Summary Table (unaudited)

At April 30, 2010, the Fund's sector composition1 was as follows:

Sector Composition	Percentage of Total Net Assets
Consumer Staples	20.5%
Telecommunication Services	19.9%
Energy	16.2%
Health Care	14.8%
Utilities	12.6%
Financials	10.4%
Consumer Discretionary	3.0%
Industrials	0.9%
Information Technology	0.4%
Cash Equivalents[2]	0.9%
Other Assets and Liabilities — Net[3]	0.4%
TOTAL	100.0%
1	Except for Cash Equivalents and Other Assets and Liabilities, sector classifications are based upon, and individual portfolio securities are assigned to, the classifications of the Global Industry Classification Standard (GICS) except that the adviser assigns a classification to securities not classified by the GICS and to securities for which the adviser does not have access to the classification made by the GICS.
2	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
3	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
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Portfolio of Investments

April 30, 2010 (unaudited)

Shares		Value
	COMMON STOCKS – 98.7%
	Consumer Discretionary – 3.0%
440,625	McDonald's Corp.	31,103,719
	Consumer Staples – 20.5%
1,231,085	Altria Group, Inc.	26,086,691
134,500	Clorox Co.	8,702,150
590,070	H.J. Heinz Co.	27,656,581
599,725	Kimberly-Clark Corp.	36,739,153
213,400	Lorillard, Inc.	16,724,158
556,485	Philip Morris International, Inc.	27,312,284
223,770	Procter & Gamble Co.	13,909,543
407,931	Reynolds American, Inc.	21,791,674
322,975	The Coca-Cola Co.	17,263,014
541,802	Unilever PLC	16,230,380
	TOTAL	212,415,628
	Energy – 16.2%
623,345	BP PLC, ADR	32,507,442
397,880	Chevron Corp.	32,403,347
585,555	ConocoPhillips	34,659,000
1,349,425	Royal Dutch Shell PLC, Class B	40,720,111
512,840	Total S.A.	27,789,241
	TOTAL	168,079,141
	Financials – 10.4%
536,000	Cincinnati Financial Corp.	15,222,400
288,800	Gallagher (Arthur J.) & Co.	7,586,776
365,300	HCP, Inc.	11,733,436
313,500	Health Care REIT, Inc.	14,085,555
247,000	Mercury General Corp.	11,112,530
464,200	National Retail Properties, Inc.	10,922,626
391,000	Nationwide Health Properties, Inc.	13,692,820
326,200	Realty Income Corp.	10,696,098
583,000	Senior Housing Properties Trust	13,105,840
	TOTAL	108,158,081
	Health Care – 14.8%
368,500	Abbott Laboratories	18,852,460
413,000	AstraZeneca PLC	18,260,766
1,400,815	Bristol-Myers Squibb Co.	35,426,611
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Shares			Value
792,815		Eli Lilly & Co.	27,724,741
1,620,173		GlaxoSmithKline PLC	30,005,431
360,315		Johnson & Johnson	23,168,254
		TOTAL	153,438,263
		Industrials – 0.9%
259,300		Waste Management, Inc.	8,992,524
		Information Technology – 0.4%
141,000		Paychex, Inc.	4,314,600
		Telecommunication Services – 19.9%
1,321,145		AT&T, Inc.	34,429,039
1,144,710		BCE, Inc.	34,393,138
631,830		CenturyTel, Inc.	21,551,721
850,740		Deutsche Telekom AG, Class REG	11,062,278
844,863		France Telecom SA	18,519,652
997,698		Telefonica SA	22,405,107
1,181,955		Verizon Communications, Inc.	34,146,680
8,051,874		Vodafone Group PLC	17,899,356
1,017,685		Windstream Corp.	11,245,419
		TOTAL	205,652,390
		Utilities – 12.6%
766,895		Dominion Resources, Inc.	32,056,211
1,582,000		Duke Energy Corp.	26,545,960
276,192		NSTAR	10,108,627
430,675		Progress Energy, Inc.	17,192,546
320,040		SCANA Corp.	12,631,979
935,928		Southern Co.	32,345,672
		TOTAL	130,880,995
		TOTAL COMMON STOCKS (IDENTIFIED COST $985,711,360)	1,023,035,341
		MUTUAL FUND – 0.9%
9,443,107	[1,2]	Prime Value Obligations Fund, Institutional Shares, 0.18% (AT NET ASSET VALUE)	9,443,107
		TOTAL INVESTMENTS — 99.6% (IDENTIFIED COST $995,154,467)[3]	1,032,478,448
		OTHER ASSETS AND LIABILITIES - NET — 0.4%[4]	4,034,828
		TOTAL NET ASSETS — 100%	$1,036,513,276
1	Affiliated company.
2	7-Day net yield.
Semi-Annual Shareholder Report
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3	Also represents cost for federal tax purposes.
4	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Note: The categories of investments are shown as a percentage of total net assets at April 30, 2010.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of April 30, 2010, in valuing the Fund's assets carried at fair value:

Valuation Inputs
	Level 1 - Quoted Prices and Investments in Mutual Funds	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Equity Securities:
Common Stock
Domestic	$785,749,882	$ —	$ —	$785,749,882
International	34,393,137	202,892,322	—	237,285,459
Mutual Fund	9,443,107	—	—	9,443,107
TOTAL SECURITIES	$829,586,126	$202,892,322	$ —	$1,032,478,448

The following acronym is used throughout this portfolio:

ADR	— American Depositary Receipt

See Notes which are an integral part of the Financial Statements

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Statement of Assets and Liabilities

April 30, 2010 (unaudited)

Assets:
Total investments in securities, at value including $9,443,107 of investments in an affiliated issuer (Note 5) (identified cost $995,154,467)		$1,032,478,448
Cash		182,996
Income receivable		3,253,672
Receivable for investments sold		49,488
Receivable for shares sold		3,476,296
TOTAL ASSETS		1,039,440,900
Liabilities:
Payable for shares redeemed	$2,465,469
Income distribution payable	504
Payable for distribution services fee (Note 5)	90,147
Payable for shareholder services fee (Note 5)	286,629
Payable for Directors'/Trustees' fees	177
Accrued expenses	84,698
TOTAL LIABILITIES		2,927,624
Net assets for 252,682,270 shares outstanding		$1,036,513,276
Net Assets Consist of:
Paid-in capital		$1,250,913,315
Net unrealized appreciation of investments and translation of assets and liabilities in foreign currency		37,325,896
Accumulated net realized loss on investments and foreign currency transactions		(251,870,850)
Undistributed net investment income		144,915
TOTAL NET ASSETS		$1,036,513,276
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Statement of Assets and Liabilities — continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
Net asset value per share ($499,558,971 ÷ 121,630,792 shares outstanding), no par value, unlimited shares authorized	$4.11
Offering price per share	$4.11
Redemption proceeds per share	$4.11
Class A Shares:
Net asset value per share ($391,483,991 ÷ 95,593,968 shares outstanding), no par value, unlimited shares authorized	$4.10
Offering price per share (100/94.50 of $4.10)	$4.34
Redemption proceeds per share	$4.10
Class C Shares:
Net asset value per share ($145,470,314 ÷ 35,457,510 shares outstanding), no par value, unlimited shares authorized	$4.10
Offering price per share	$4.10
Redemption proceeds per share (99.00/100 of $4.10)	$4.06

See Notes which are an integral part of the Financial Statements

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Statement of Operations

Six Months Ended April 30, 2010 (unaudited)

Investment Income:
Dividends (including $10,474 received from an affiliated issuer (Note 5) and net of foreign taxes withheld of $349,189)		$22,621,635
Interest		103
TOTAL INCOME		22,621,738
Expenses:
Investment adviser fee (Note 5)	$3,590,324
Administrative personnel and services fee (Note 5)	372,623
Custodian fees	52,852
Transfer and dividend disbursing agent fees and expenses	502,646
Directors'/Trustees' fees	1,128
Auditing fees	10,523
Legal fees	3,385
Portfolio accounting fees	71,946
Distribution services fee — Class C Shares (Note 5)	512,245
Shareholder services fee — Class A Shares (Note 5)	462,489
Shareholder services fee — Class C Shares (Note 5)	170,487
Account administration fee — Class A Shares	2,061
Account administration fee — Class C Shares	261
Share registration costs	32,566
Printing and postage	51,707
Insurance premiums	2,902
Miscellaneous	2,269
TOTAL EXPENSES	5,842,414
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Statement of Operations — continued
Waivers and Reimbursement (Note 5):
Waiver/reimbursement of investment adviser fee	$(833,410)
Waiver of administrative personnel and services fee	(8,325)
TOTAL WAIVERS AND REIMBURSEMENT		$(841,735)
Net expenses			$5,000,679
Net investment income			17,621,059
Realized and Unrealized Gain on Investments and Foreign Currency Transactions:
Net realized gain on investments and foreign currency transactions			17,906,708
Net change in unrealized depreciation of investments and translation of assets and liabilities in foreign currency			40,793,969
Net realized and unrealized gain on investments and foreign currency transactions			58,700,677
Change in net assets resulting from operations			$76,321,736

See Notes which are an integral part of the Financial Statements

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Statement of Changes in Net Assets

	Six Months Ended (unaudited) 4/30/2010	Year Ended 10/31/2009
Increase (Decrease) in Net Assets
Operations:
Net investment income	$17,621,059	$27,902,432
Net realized gain (loss) on investments and foreign currency transactions	17,906,708	(111,299,565)
Net change in unrealized appreciation/depreciation of investments and translation of assets and liabilities in foreign currency	40,793,969	115,478,072
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	76,321,736	32,080,939
Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(9,157,671)	(11,149,598)
Class A Shares	(7,628,694)	(12,436,345)
Class C Shares	(2,187,334)	(3,870,108)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(18,973,699)	(27,456,051)
Share Transactions:
Proceeds from sale of shares	259,934,417	558,427,866
Net asset value of shares issued to shareholders in payment of distributions declared	11,665,552	17,675,948
Cost of shares redeemed	(158,131,086)	(253,838,605)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	113,468,883	322,265,209
Change in net assets	170,816,920	326,890,097
Net Assets:
Beginning of period	865,696,356	538,806,259
End of period (including undistributed net investment income of $144,915 and $1,497,555, respectively)	$1,036,513,276	$865,696,356

See Notes which are an integral part of the Financial Statements

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Notes to Financial Statements

April 30, 2010 (unaudited)

1. ORGANIZATION

Federated Equity Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 12 portfolios. The financial statements included herein are only those of Federated Strategic Value Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers three classes of shares: Institutional Shares, Class A Shares and Class C Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The financial highlights of the Institutional Shares are presented separately. The investment objective of the Fund is to provide income and long-term capital appreciation.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
  Shares of other mutual funds are valued based upon their reported NAVs.
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Board of Trustees (the “Trustees”).
  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market Semi-Annual Shareholder Report
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conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Repurchase Agreements

It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

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The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Gains and Losses, Expenses and Distributions

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income are declared and paid monthly. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class may bear certain expenses unique to that class such as account administration, distribution services and shareholder services fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts on fixed-income securities are amortized/accreted for financial statement purposes.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended April 30, 2010, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of April 30, 2010, tax years 2006 through 2009 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.

The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.

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When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies (FCs) are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

3. SHARES OF BENEFICIAL INTEREST

The following tables summarize share activity:

	Six Months Ended 4/30/2010		Year Ended 10/31/2009
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	34,710,048	$141,135,990	83,605,179	$297,549,252
Shares issued to shareholders in payment of distributions declared	1,125,049	4,566,572	1,509,664	5,433,865
Shares redeemed	(13,660,147)	(55,538,437)	(29,490,952)	(105,551,197)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	22,174,950	$90,164,125	55,623,891	$197,431,920
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	Six Months Ended 4/30/2010		Year Ended 10/31/2009
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	21,599,444	$87,889,146	61,006,487	$216,116,030
Shares issued to shareholders in payment of distributions declared	1,309,853	5,298,807	2,533,845	9,093,307
Shares redeemed	(20,574,574)	(83,568,553)	(32,564,324)	(114,933,297)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	2,334,723	$9,619,400	30,976,008	$110,276,040
	Six Months Ended 4/30/2010		Year Ended 10/31/2009
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	7,603,800	$30,909,281	12,456,454	$44,762,584
Shares issued to shareholders in payment of distributions declared	443,823	1,800,173	875,231	3,148,776
Shares redeemed	(4,679,367)	(19,024,096)	(9,350,190)	(33,354,111)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	3,368,256	$13,685,358	3,981,495	$14,557,249
NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	27,877,929	$113,468,883	90,581,394	$322,265,209

4. FEDERAL TAX INFORMATION

At April 30, 2010, the cost of investments for federal tax purposes was $995,154,467. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation resulting from changes in foreign currency exchange rates was $37,323,981. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $79,707,743 and net unrealized depreciation from investments for those securities having an excess of cost over value of $42,383,762.

At October 31, 2009, the Fund had a capital loss carryforward of $269,644,599 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2016	$158,355,277
2017	$111,289,322
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5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Equity Management Company of Pennsylvania is the Fund's investment adviser (the “Adviser”). The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.75% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the six months ended April 30, 2010, the Adviser voluntarily waived $826,481 of its fee.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended April 30, 2010, the net fee paid to FAS was 0.076% of average daily net assets of the Fund. FAS waived $8,325 of its fee.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class A Shares and Class C Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:

Share Class Name	Percentage of Average Daily Net Assets of Class
Class A Shares	0.05%
Class C Shares	0.75%

Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended April 30, 2010, FSC retained $178,002 of fees paid by the Fund. For the six months ended April 30, 2010, the Fund's Class A Shares did not incur a distribution services fee; however it may begin to incur this fee upon approval of the Trustees.

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Sales Charges

Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the six months ended April 30, 2010, FSC retained $52,088 in sales charges from the sale of Class A Shares. FSC also retained $4,710 of CDSC relating to redemptions of Class C Shares.

Shareholder Services Fee

The Fund may pay fees (“Service Fees”) up to 0.25% of the average daily net assets of the Fund's Class A Shares and Class C Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for Service Fees. For the six months ended April 30, 2010, FSSC received $4,131 of fees paid by the Fund.

Expense Limitation

The Adviser and its affiliates (which may include FSC, FAS and FSSC) have voluntarily agreed to waive their fees and/or reimburse expenses so that the total annual fund operating expenses (as shown in the financial highlights) paid by the Fund's Institutional Shares, Class A Shares and Class C Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.80%, 1.05% and 1.80% (the “Fee Limit”), respectively, through the later of (the “Termination Date”): (a) December 31, 2010; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.

General

Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

Transactions with Affiliated Companies

Affiliated holdings are mutual funds which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated mutual funds. For the six months ended April 30, 2010, the Adviser reimbursed $6,929. Transactions with the affiliated company during the six months ended April 30, 2010, were as follows:

Affiliate	Balance of Shares Held 10/31/2009	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 4/30/2010	Value	Dividend Income
Prime Value Obligations Fund, Institutional Shares	6,587,253	109,640,369	106,784,515	9,443,107	$9,443,107	$10,474
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6. Investment TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended April 30, 2010, were as follows:

Purchases	$191,497,651
Sales	$83,139,567

7. LINE OF CREDIT

The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of April 30, 2010, there were no outstanding loans. During the six months ended April 30, 2010, the Fund did not utilize the LOC.

8. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of April 30, 2010, there were no outstanding loans. During the six months ended April 30, 2010, the program was not utilized.

9. Legal Proceedings

Since October 2003, Federated Investors, Inc. and related entities (collectively, “Federated”), and various Federated sponsored mutual funds (“Federated Funds”) have been named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of certain Federated Funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. Federated without admitting the validity of any claim has reached a preliminary settlement with the Plaintiffs in these cases. Any settlement would have to be approved by the Court. Federated entities have also been named as defendants in several additional lawsuits that are now pending in the United States District Court for the Western District of Pennsylvania. These lawsuits have been consolidated into a single action alleging excessive advisory fees involving one of the Federated Funds. The Board of the Federated Funds retained the law firm of Dickstein Shapiro LLP to represent the Federated Funds in these lawsuits. Federated and the Federated Funds, and their respective counsel, have been defending this litigation, and none of the Federated Funds remains a defendant in any of the lawsuits. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek monetary damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Federated Funds, there can be no assurance that these suits, ongoing adverse publicity and/or other developments resulting from the allegations in these matters will not result in increased redemptions, or reduced sales, of shares of the Federated Funds or other adverse consequences for the Federated Funds.

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10. Subsequent events

On June 14, 2010, a supplement to the Fund's prospectus and statement of additional information was filed to indicate that the Fund is changing its name to Federated Strategic Value Dividend Fund effective June 29, 2010.

Management has evaluated subsequent events through the date the financial statements were issued, and determined that no additional events have occurred that require disclosure.

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Evaluation and Approval of Advisory Contract - May 2009

Federated Strategic Value Fund (the “Fund”)

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2009. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize “economies of scale” as a fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with a fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

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The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace. With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons Semi-Annual Shareholder Report
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with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows; and portfolio manager time spent in review of securities pricing. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are highly important in judging the reasonableness of proposed fees.

For both the one- and three-year periods covered by the report, the Fund's performance was above the median of the relevant peer group.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reports regarding the institution or elimination of these voluntary waivers.

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Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, compliance, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

It was noted in the materials for the Board meeting that for the period covered by the report, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was below the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive.

The Senior Officer's evaluation noted his belief that the information and observations contained in his evaluation supported a finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract. The Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

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In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

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Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's Web site at FederatedInvestors.com. To access this information from the “Products” section of the Web site, click on the “Prospectuses and Regulatory Reports” link under “Related Information,” then select the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the “Prospectuses and Regulatory Reports” link. Form N-PX filings are also available at the SEC's Web site at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's Web site at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the “Products” section of Federated's Web site at FederatedInvestors.com by clicking on “Portfolio Holdings” under “Related Information,” then selecting the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the “Portfolio Holdings” link.

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Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERYIn an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

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Federated Strategic Value Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561

Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 314172586
Cusip 314172578

32939 (6/10)

Federated is a registered mark of Federated Investors, Inc.
2010  © Federated Investors, Inc.

Federated Strategic Value Fund

(Effective June 29, 2010 - Federated Strategic Value Dividend Fund)

A Portfolio of Federated Equity Funds

SEMI-ANNUAL SHAREHOLDER REPORT

April 30, 2010

Institutional Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLE
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Financial Highlights - Institutional Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 4/30/2010	Year Ended October 31,				Period Ended 10/31/2005[1]
		2009	2008	2007	2006
Net Asset Value, Beginning of Period	$3.86	$4.02	$6.37	$6.28	$5.22	$5.00
Income From Investment Operations:
Net investment income	0.08	0.17	0.28	0.27	0.26[2]	0.13[2]
Net realized and unrealized gain (loss) on investments and foreign currency transactions	0.25	(0.16)	(2.05)	0.18	1.05	0.19
TOTAL FROM INVESTMENT OPERATIONS	0.33	0.01	(1.77)	0.45	1.31	0.32
Less Distributions:
Distributions from net investment income	(0.08)	(0.17)	(0.29)	(0.27)	(0.23)	(0.10)
Distributions from net realized gain on investments and foreign currency transactions	—	—	(0.29)	(0.09)	(0.02)	—
TOTAL DISTRIBUTIONS	(0.08)	(0.17)	(0.58)	(0.36)	(0.25)	(0.10)
Net Asset Value, End of Period	$4.11	$3.86	$4.02	$6.37	$6.28	$5.22
Total Return[3]	8.72%	0.55%	(29.92)%	7.20%	25.78%	6.45%
Ratios to Average Net Assets:
Net expenses	0.80%[4]	0.80%[5]	0.75%[5]	0.75%[5]	0.65%[5]	0.22%[4]
Net investment income	3.91%[4]	4.59%	5.67%	4.29%	4.65%	4.37%[4]
Expense waiver/reimbursement[6]	0.18%[4]	0.19%	0.25%	0.22%	0.39%	1.50%[4]
Supplemental Data:
Net assets, end of period (000 omitted)	$499,559	$383,503	$176,187	$199,630	$84,192	$21,698
Portfolio turnover	9%	42%	48%	66%	27%	16%
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1	Reflects operations for the period from March 30, 2005 (date of initial investment) to October 31, 2005.
2	Per share numbers have been calculated using the average shares method.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Computed on an annualized basis.
5	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 0.80%, 0.75%, 0.74% and 0.63%, for the years ended October 31, 2009, 2008, 2007 and 2006, respectively, after taking into account these expense reductions.
6	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

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Shareholder Expense Example (unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2009 to April 30, 2010.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

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Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 11/1/2009	Ending Account Value 4/30/2010	Expenses Paid During Period[1]
Actual	$1,000	$1,087.20	$4.14
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,020.83	$4.01
1	Expenses are equal to the Fund's annualized net expense ratio of 0.80%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half-year period).
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Portfolio of Investments Summary Table (unaudited)

At April 30, 2010, the Fund's sector composition1 was as follows:

Sector Composition	Percentage of Total Net Assets
Consumer Staples	20.5%
Telecommunication Services	19.9%
Energy	16.2%
Health Care	14.8%
Utilities	12.6%
Financials	10.4%
Consumer Discretionary	3.0%
Industrials	0.9%
Information Technology	0.4%
Cash Equivalents[2]	0.9%
Other Assets and Liabilities — Net[3]	0.4%
TOTAL	100.0%
1	Except for Cash Equivalents and Other Assets and Liabilities, sector classifications are based upon, and individual portfolio securities are assigned to, the classifications of the Global Industry Classification Standard (GICS) except that the adviser assigns a classification to securities not classified by the GICS and to securities for which the adviser does not have access to the classification made by the GICS.
2	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
3	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
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Portfolio of Investments

April 30, 2010 (unaudited)

Shares		Value
	COMMON STOCKS – 98.7%
	Consumer Discretionary – 3.0%
440,625	McDonald's Corp.	31,103,719
	Consumer Staples – 20.5%
1,231,085	Altria Group, Inc.	26,086,691
134,500	Clorox Co.	8,702,150
590,070	H.J. Heinz Co.	27,656,581
599,725	Kimberly-Clark Corp.	36,739,153
213,400	Lorillard, Inc.	16,724,158
556,485	Philip Morris International, Inc.	27,312,284
223,770	Procter & Gamble Co.	13,909,543
407,931	Reynolds American, Inc.	21,791,674
322,975	The Coca-Cola Co.	17,263,014
541,802	Unilever PLC	16,230,380
	TOTAL	212,415,628
	Energy – 16.2%
623,345	BP PLC, ADR	32,507,442
397,880	Chevron Corp.	32,403,347
585,555	ConocoPhillips	34,659,000
1,349,425	Royal Dutch Shell PLC, Class B	40,720,111
512,840	Total S.A.	27,789,241
	TOTAL	168,079,141
	Financials – 10.4%
536,000	Cincinnati Financial Corp.	15,222,400
288,800	Gallagher (Arthur J.) & Co.	7,586,776
365,300	HCP, Inc.	11,733,436
313,500	Health Care REIT, Inc.	14,085,555
247,000	Mercury General Corp.	11,112,530
464,200	National Retail Properties, Inc.	10,922,626
391,000	Nationwide Health Properties, Inc.	13,692,820
326,200	Realty Income Corp.	10,696,098
583,000	Senior Housing Properties Trust	13,105,840
	TOTAL	108,158,081
	Health Care – 14.8%
368,500	Abbott Laboratories	18,852,460
413,000	AstraZeneca PLC	18,260,766
1,400,815	Bristol-Myers Squibb Co.	35,426,611
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Shares			Value
792,815		Eli Lilly & Co.	27,724,741
1,620,173		GlaxoSmithKline PLC	30,005,431
360,315		Johnson & Johnson	23,168,254
		TOTAL	153,438,263
		Industrials – 0.9%
259,300		Waste Management, Inc.	8,992,524
		Information Technology – 0.4%
141,000		Paychex, Inc.	4,314,600
		Telecommunication Services – 19.9%
1,321,145		AT&T, Inc.	34,429,039
1,144,710		BCE, Inc.	34,393,138
631,830		CenturyTel, Inc.	21,551,721
850,740		Deutsche Telekom AG, Class REG	11,062,278
844,863		France Telecom SA	18,519,652
997,698		Telefonica SA	22,405,107
1,181,955		Verizon Communications, Inc.	34,146,680
8,051,874		Vodafone Group PLC	17,899,356
1,017,685		Windstream Corp.	11,245,419
		TOTAL	205,652,390
		Utilities – 12.6%
766,895		Dominion Resources, Inc.	32,056,211
1,582,000		Duke Energy Corp.	26,545,960
276,192		NSTAR	10,108,627
430,675		Progress Energy, Inc.	17,192,546
320,040		SCANA Corp.	12,631,979
935,928		Southern Co.	32,345,672
		TOTAL	130,880,995
		TOTAL COMMON STOCKS (IDENTIFIED COST $985,711,360)	1,023,035,341
		MUTUAL FUND – 0.9%
9,443,107	[1,2]	Prime Value Obligations Fund, Institutional Shares, 0.18% (AT NET ASSET VALUE)	9,443,107
		TOTAL INVESTMENTS — 99.6% (IDENTIFIED COST $995,154,467)[3]	1,032,478,448
		OTHER ASSETS AND LIABILITIES - NET — 0.4%[4]	4,034,828
		TOTAL NET ASSETS — 100%	$1,036,513,276
1	Affiliated company.
2	7-Day net yield.
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3	Also represents cost for federal tax purposes.
4	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Note: The categories of investments are shown as a percentage of total net assets at April 30, 2010.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of April 30, 2010, in valuing the Fund's assets carried at fair value:

Valuation Inputs
	Level 1 - Quoted Prices and Investments in Mutual Funds	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Equity Securities:
Common Stock
Domestic	$785,749,882	$ —	$ —	$785,749,882
International	34,393,137	202,892,322	—	237,285,459
Mutual Fund	9,443,107	—	—	9,443,107
TOTAL SECURITIES	$829,586,126	$202,892,322	$ —	$1,032,478,448

The following acronym is used throughout this portfolio:

ADR	— American Depositary Receipt

See Notes which are an integral part of the Financial Statements

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Statement of Assets and Liabilities

April 30, 2010 (unaudited)

Assets:
Total investments in securities, at value including $9,443,107 of investments in an affiliated issuer (Note 5) (identified cost $995,154,467)		$1,032,478,448
Cash		182,996
Income receivable		3,253,672
Receivable for investments sold		49,488
Receivable for shares sold		3,476,296
TOTAL ASSETS		1,039,440,900
Liabilities:
Payable for shares redeemed	$2,465,469
Income distribution payable	504
Payable for distribution services fee (Note 5)	90,147
Payable for shareholder services fee (Note 5)	286,629
Payable for Directors'/Trustees' fees	177
Accrued expenses	84,698
TOTAL LIABILITIES		2,927,624
Net assets for 252,682,270 shares outstanding		$1,036,513,276
Net Assets Consist of:
Paid-in capital		$1,250,913,315
Net unrealized appreciation of investments and translation of assets and liabilities in foreign currency		37,325,896
Accumulated net realized loss on investments and foreign currency transactions		(251,870,850)
Undistributed net investment income		144,915
TOTAL NET ASSETS		$1,036,513,276
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Statement of Assets and Liabilities — continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
Net asset value per share ($499,558,971 ÷ 121,630,792 shares outstanding), no par value, unlimited shares authorized	$4.11
Offering price per share	$4.11
Redemption proceeds per share	$4.11
Class A Shares:
Net asset value per share ($391,483,991 ÷ 95,593,968 shares outstanding), no par value, unlimited shares authorized	$4.10
Offering price per share (100/94.50 of $4.10)	$4.34
Redemption proceeds per share	$4.10
Class C Shares:
Net asset value per share ($145,470,314 ÷ 35,457,510 shares outstanding), no par value, unlimited shares authorized	$4.10
Offering price per share	$4.10
Redemption proceeds per share (99.00/100 of $4.10)	$4.06

See Notes which are an integral part of the Financial Statements

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Statement of Operations

Six Months Ended April 30, 2010 (unaudited)

Investment Income:
Dividends (including $10,474 received from an affiliated issuer (Note 5) and net of foreign taxes withheld of $349,189)		$22,621,635
Interest		103
TOTAL INCOME		22,621,738
Expenses:
Investment adviser fee (Note 5)	$3,590,324
Administrative personnel and services fee (Note 5)	372,623
Custodian fees	52,852
Transfer and dividend disbursing agent fees and expenses	502,646
Directors'/Trustees' fees	1,128
Auditing fees	10,523
Legal fees	3,385
Portfolio accounting fees	71,946
Distribution services fee — Class C Shares (Note 5)	512,245
Shareholder services fee — Class A Shares (Note 5)	462,489
Shareholder services fee — Class C Shares (Note 5)	170,487
Account administration fee — Class A Shares	2,061
Account administration fee — Class C Shares	261
Share registration costs	32,566
Printing and postage	51,707
Insurance premiums	2,902
Miscellaneous	2,269
TOTAL EXPENSES	5,842,414
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Statement of Operations — continued
Waivers and Reimbursement (Note 5):
Waiver/reimbursement of investment adviser fee	$(833,410)
Waiver of administrative personnel and services fee	(8,325)
TOTAL WAIVERS AND REIMBURSEMENT		$(841,735)
Net expenses			$5,000,679
Net investment income			17,621,059
Realized and Unrealized Gain on Investments and Foreign Currency Transactions:
Net realized gain on investments and foreign currency transactions			17,906,708
Net change in unrealized depreciation of investments and translation of assets and liabilities in foreign currency			40,793,969
Net realized and unrealized gain on investments and foreign currency transactions			58,700,677
Change in net assets resulting from operations			$76,321,736

See Notes which are an integral part of the Financial Statements

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Statement of Changes in Net Assets

	Six Months Ended (unaudited) 4/30/2010	Year Ended 10/31/2009
Increase (Decrease) in Net Assets
Operations:
Net investment income	$17,621,059	$27,902,432
Net realized gain (loss) on investments and foreign currency transactions	17,906,708	(111,299,565)
Net change in unrealized appreciation/depreciation of investments and translation of assets and liabilities in foreign currency	40,793,969	115,478,072
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	76,321,736	32,080,939
Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(9,157,671)	(11,149,598)
Class A Shares	(7,628,694)	(12,436,345)
Class C Shares	(2,187,334)	(3,870,108)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(18,973,699)	(27,456,051)
Share Transactions:
Proceeds from sale of shares	259,934,417	558,427,866
Net asset value of shares issued to shareholders in payment of distributions declared	11,665,552	17,675,948
Cost of shares redeemed	(158,131,086)	(253,838,605)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	113,468,883	322,265,209
Change in net assets	170,816,920	326,890,097
Net Assets:
Beginning of period	865,696,356	538,806,259
End of period (including undistributed net investment income of $144,915 and $1,497,555, respectively)	$1,036,513,276	$865,696,356

See Notes which are an integral part of the Financial Statements

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Notes to Financial Statements

April 30, 2010 (unaudited)

1. ORGANIZATION

Federated Equity Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 12 portfolios. The financial statements included herein are only those of Federated Strategic Value Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers three classes of shares: Institutional Shares, Class A Shares and Class C Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The financial highlights of the Class A Shares and Class C Shares are presented separately. The investment objective of the Fund is to provide income and long-term capital appreciation.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
  Shares of other mutual funds are valued based upon their reported NAVs.
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Board of Trustees (the “Trustees”).
  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market Semi-Annual Shareholder Report
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conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Repurchase Agreements

It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

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The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Gains and Losses, Expenses and Distributions

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income are declared and paid monthly. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class may bear certain expenses unique to that class such as account administration, distribution services and shareholder services fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts on fixed-income securities are amortized/accreted for financial statement purposes.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended April 30, 2010, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of April 30, 2010, tax years 2006 through 2009 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.

The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.

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When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies (FCs) are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

3. SHARES OF BENEFICIAL INTEREST

The following tables summarize share activity:

	Six Months Ended 4/30/2010		Year Ended 10/31/2009
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	34,710,048	$141,135,990	83,605,179	$297,549,252
Shares issued to shareholders in payment of distributions declared	1,125,049	4,566,572	1,509,664	5,433,865
Shares redeemed	(13,660,147)	(55,538,437)	(29,490,952)	(105,551,197)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	22,174,950	$90,164,125	55,623,891	$197,431,920
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	Six Months Ended 4/30/2010		Year Ended 10/31/2009
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	21,599,444	$87,889,146	61,006,487	$216,116,030
Shares issued to shareholders in payment of distributions declared	1,309,853	5,298,807	2,533,845	9,093,307
Shares redeemed	(20,574,574)	(83,568,553)	(32,564,324)	(114,933,297)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	2,334,723	$9,619,400	30,976,008	$110,276,040
	Six Months Ended 4/30/2010		Year Ended 10/31/2009
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	7,603,800	$30,909,281	12,456,454	$44,762,584
Shares issued to shareholders in payment of distributions declared	443,823	1,800,173	875,231	3,148,776
Shares redeemed	(4,679,367)	(19,024,096)	(9,350,190)	(33,354,111)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	3,368,256	$13,685,358	3,981,495	$14,557,249
NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	27,877,929	$113,468,883	90,581,394	$322,265,209

4. FEDERAL TAX INFORMATION

At April 30, 2010, the cost of investments for federal tax purposes was $995,154,467. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation resulting from changes in foreign currency exchange rates was $37,323,981. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $79,707,743 and net unrealized depreciation from investments for those securities having an excess of cost over value of $42,383,762.

At October 31, 2009, the Fund had a capital loss carryforward of $269,644,599 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2016	$158,355,277
2017	$111,289,322
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5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Equity Management Company of Pennsylvania is the Fund's investment adviser (the “Adviser”). The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.75% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the six months ended April 30, 2010, the Adviser voluntarily waived $826,481 of its fee.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended April 30, 2010, the net fee paid to FAS was 0.076% of average daily net assets of the Fund. FAS waived $8,325 of its fee.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class A Shares and Class C Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:

Share Class Name	Percentage of Average Daily Net Assets of Class
Class A Shares	0.05%
Class C Shares	0.75%

Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended April 30, 2010, FSC retained $178,002 of fees paid by the Fund. For the six months ended April 30, 2010, the Fund's Class A Shares did not incur a distribution services fee; however it may begin to incur this fee upon approval of the Trustees.

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Sales Charges

Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the six months ended April 30, 2010, FSC retained $52,088 in sales charges from the sale of Class A Shares. FSC also retained $4,710 of CDSC relating to redemptions of Class C Shares.

Shareholder Services Fee

The Fund may pay fees (“Service Fees”) up to 0.25% of the average daily net assets of the Fund's Class A Shares and Class C Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for Service Fees. For the six months ended April 30, 2010, FSSC received $4,131 of fees paid by the Fund.

Expense Limitation

The Adviser and its affiliates (which may include FSC, FAS and FSSC) have voluntarily agreed to waive their fees and/or reimburse expenses so that the total annual fund operating expenses (as shown in the financial highlights) paid by the Fund's Institutional Shares, Class A Shares and Class C Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.80%, 1.05% and 1.80% (the “Fee Limit”), respectively, through the later of (the “Termination Date”): (a) December 31, 2010; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.

General

Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

Transactions with Affiliated Companies

Affiliated holdings are mutual funds which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated mutual funds. For the six months ended April 30, 2010, the Adviser reimbursed $6,929. Transactions with the affiliated company during the six months ended April 30, 2010, were as follows:

Affiliate	Balance of Shares Held 10/31/2009	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 4/30/2010	Value	Dividend Income
Prime Value Obligations Fund, Institutional Shares	6,587,253	109,640,369	106,784,515	9,443,107	$9,443,107	$10,474
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6. Investment TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended April 30, 2010, were as follows:

Purchases	$191,497,651
Sales	$83,139,567

7. LINE OF CREDIT

The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of April 30, 2010, there were no outstanding loans. During the six months ended April 30, 2010, the Fund did not utilize the LOC.

8. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of April 30, 2010, there were no outstanding loans. During the six months ended April 30, 2010, the program was not utilized.

9. Legal Proceedings

Since October 2003, Federated Investors, Inc. and related entities (collectively, “Federated”), and various Federated sponsored mutual funds (“Federated Funds”) have been named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of certain Federated Funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. Federated without admitting the validity of any claim has reached a preliminary settlement with the Plaintiffs in these cases. Any settlement would have to be approved by the Court. Federated entities have also been named as defendants in several additional lawsuits that are now pending in the United States District Court for the Western District of Pennsylvania. These lawsuits have been consolidated into a single action alleging excessive advisory fees involving one of the Federated Funds. The Board of the Federated Funds retained the law firm of Dickstein Shapiro LLP to represent the Federated Funds in these lawsuits. Federated and the Federated Funds, and their respective counsel, have been defending this litigation, and none of the Federated Funds remains a defendant in any of the lawsuits. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek monetary damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Federated Funds, there can be no assurance that these suits, ongoing adverse publicity and/or other developments resulting from the allegations in these matters will not result in increased redemptions, or reduced sales, of shares of the Federated Funds or other adverse consequences for the Federated Funds.

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10. Subsequent events

On June 14, 2010, a supplement to the Fund's prospectus and statement of additional information was filed to indicate that the Fund is changing its name to Federated Strategic Value Dividend Fund effective June 29, 2010.

Management has evaluated subsequent events through the date the financial statements were issued, and determined that no additional events have occurred that require disclosure.

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Evaluation and Approval of Advisory Contract - May 2009

Federated Strategic Value Fund (the “Fund”)

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2009. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize “economies of scale” as a fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with a fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

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The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace. With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons Semi-Annual Shareholder Report
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with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows; and portfolio manager time spent in review of securities pricing. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are highly important in judging the reasonableness of proposed fees.

For both the one- and three-year periods covered by the report, the Fund's performance was above the median of the relevant peer group.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reports regarding the institution or elimination of these voluntary waivers.

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Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, compliance, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

It was noted in the materials for the Board meeting that for the period covered by the report, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was below the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive.

The Senior Officer's evaluation noted his belief that the information and observations contained in his evaluation supported a finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract. The Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

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In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

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Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's Web site at FederatedInvestors.com. To access this information from the “Products” section of the Web site, click on the “Prospectuses and Regulatory Reports” link under “Related Information,” then select the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the “Prospectuses and Regulatory Reports” link. Form N-PX filings are also available at the SEC's Web site at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's Web site at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the “Products” section of Federated's Web site at FederatedInvestors.com by clicking on “Portfolio Holdings” under “Related Information,” then selecting the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the “Portfolio Holdings” link.

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Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERYIn an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

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Federated Strategic Value Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561

Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 314172560

36871 (6/10)

Federated is a registered mark of Federated Investors, Inc.
2010  © Federated Investors, Inc.

Item 2.                      Code of Ethics

Not Applicable

Item 3.                      Audit Committee Financial Expert

Not Applicable

Item 4.                      Principal Accountant Fees and Services

Not Applicable

Item 5.                      Audit Committee of Listed Registrants

Not Applicable

Item 6.                      Schedule of Investments

Not Applicable

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not Applicable

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable

Item 10.                      Submission of Matters to a Vote of Security Holders

Not Applicable

Item 11.                                Controls and Procedures

(a) The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.                                Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	Federated Equity Funds

By	/S/ Richard A. Novak
Richard A. Novak
Principal Financial Officer
Date	June 22, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ J. Christopher Donahue
J. Christopher Donahue
Principal Executive Officer
Date	June 22, 2010

By	/S/ Richard A. Novak
Richard A. Novak
Principal Financial Officer
Date	June 22, 2010